NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

To

Contract Owners

December 31, 2022

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)(1)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Government Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS) (1)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF) (1)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS) (1)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growthg Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS) (1)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from February 16, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 16, 2021 (inception) to December 31, 2021.

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 30, 2021 (inception) to December 31, 2021.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from May 6, 2021 (inception) to December 31, 2021.

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from June 24, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from September 27, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from February 15, 2022 (inception) to December 31, 2022.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from April 29, 2022 (inception) to December 31, 2022.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from May 10, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from June 3, 2022 (inception) to December 31, 2022.

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

Statement of operations for the period from January 1, 2022 to April 29, 2022 (merger) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to April 29, 2022 (merger) and the year ended December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)

Statement of operations for the period from January 1, 2022 to June 3, 2022 (merger) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to June 3, 2022 (merger) and the year ended December 31, 2021.

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	25,126	$256,932	$204,777	$-	$204,777	$11	$204,766	$204,766	$-	$204,766
ALVDAA	5,991	64,968	47,570	-	47,570	6	47,564	47,564	-	47,564
ALVGIB	152,061	4,316,177	4,312,438	-	4,312,438	150	4,312,288	4,312,288	-	4,312,288
ALVIVB	150,427	2,248,423	1,940,513	-	1,940,513	27	1,940,486	1,940,486	-	1,940,486
ALVSVA	24,047	408,210	399,659	-	399,659	4	399,655	399,655	-	399,655
ALVSVB	6,260,226	110,451,551	102,605,102	-	102,605,102	1,095	102,604,007	102,586,045	17,962	102,604,007
ALMGI2	16,987	268,460	232,377	-	232,377	1	232,376	232,376	-	232,376
SVDF	1,312	35,627	22,342	68	22,410	-	22,410	-	22,410	22,410
SVOF	6,407	161,676	142,998	17,270	160,268	-	160,268	-	160,268	160,268
WFVOG2	492	13,259	9,783	-	9,783	18	9,765	9,765	-	9,765
WFVSCG	14,645,178	161,317,158	110,571,095	-	110,571,095	90	110,571,005	110,568,906	2,099	110,571,005
AAEIP3	15,786	168,239	156,280	-	156,280	7	156,273	156,273	-	156,273
ARLPE3	8,399	108,401	79,621	2	79,623	-	79,623	79,623	-	79,623
ACVB	2,878,714	21,604,939	19,287,382	-	19,287,382	414	19,286,968	19,238,455	48,513	19,286,968
ACVCA	2,209	31,386	26,070	-	26,070	135	25,935	-	25,935	25,935
ACVI	683	7,303	6,506	-	6,506	615	5,891	-	5,891	5,891
ACVIG	1,767,199	16,213,175	12,670,815	-	12,670,815	152	12,670,663	12,669,970	693	12,670,663
ACVIG2	420,570	3,804,563	3,019,692	-	3,019,692	64	3,019,628	3,019,628	-	3,019,628
ACVIP1	352,120	3,691,001	3,309,926	-	3,309,926	11	3,309,915	3,309,915	-	3,309,915
ACVIP2	24,774,531	262,731,943	232,137,358	5,022	232,142,380	-	232,142,380	232,017,192	125,188	232,142,380
ACVMV1	469,291	9,795,925	9,925,514	-	9,925,514	990	9,924,524	9,912,381	12,143	9,924,524
ACVMV2	7,708,132	157,759,308	163,181,151	30,906	163,212,057	-	163,212,057	163,147,543	64,514	163,212,057
ACVV2	3,585,823	45,947,881	44,679,358	-	44,679,358	217	44,679,141	44,679,141	-	44,679,141
AFGC	41,330	448,601	412,886	41	412,927	-	412,927	412,027	900	412,927
AFGF	142,721	11,786,203	10,888,201	633	10,888,834	-	10,888,834	10,887,927	907	10,888,834
AFHY	34,733	323,554	296,275	194	296,469	-	296,469	292,086	4,383	296,469
AMVBC4	1,327,633	17,042,917	16,382,993	-	16,382,993	57	16,382,936	16,382,936	-	16,382,936
AMVCB4	67,415	770,009	738,871	-	738,871	17	738,854	738,854	-	738,854
AMVGS4	41,432	915,690	633,079	-	633,079	8	633,071	633,071	-	633,071
AMVGV2	782,741	8,014,802	7,725,653	-	7,725,653	14	7,725,639	7,725,639	-	7,725,639
AMVI4	48,707	887,402	730,124	3	730,127	-	730,127	730,127	-	730,127
AMVNW4	125,257	2,742,225	2,735,608	-	2,735,608	31	2,735,577	2,735,577	-	2,735,577
AVPAP2	42,970,892	525,430,963	519,518,088	-	519,518,088	442	519,517,646	519,495,353	22,293	519,517,646
BRVED3	19,576,552	218,423,656	198,114,703	-	198,114,703	3,320	198,111,383	198,076,261	35,122	198,111,383
BRVHY3	8,966,504	65,654,192	57,833,954	279,103	58,113,057	-	58,113,057	58,100,082	12,975	58,113,057
BRVTR3	45,470,009	535,651,737	451,517,193	1,239,846	452,757,039	-	452,757,039	452,740,654	16,385	452,757,039
MLVGA3	22,699,647	327,126,424	269,444,808	-	269,444,808	1,921	269,442,887	269,201,496	241,391	269,442,887

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DCAP	748	33,565	23,883	-	23,883	1,509	22,374	-	22,374	22,374
DCAPS	8,173	373,883	255,972	12	255,984	-	255,984	255,984	-	255,984
DGI	459,885	13,684,657	13,276,873	-	13,276,873	913	13,275,960	13,268,821	7,139	13,275,960
DSIF	3,509,211	158,674,397	202,867,507	12,215	202,879,722	-	202,879,722	202,614,556	265,166	202,879,722
DSIFS	8,054	568,331	466,913	167	467,080	-	467,080	447,011	20,069	467,080
DSRG	839,056	31,358,700	35,013,822	-	35,013,822	327	35,013,495	34,994,845	18,650	35,013,495
DVDLS	16,160	711,840	594,539	108	594,647	-	594,647	594,318	329	594,647
DVMCSS	1,933,881	35,804,168	31,638,291	-	31,638,291	534	31,637,757	31,629,076	8,681	31,637,757
DVSCS	2,892,039	48,486,847	49,916,591	-	49,916,591	1,549	49,915,042	49,868,075	46,967	49,915,042
CHSMM	7,408,724	7,408,724	7,408,724	-	7,408,724	9	7,408,715	7,408,715	-	7,408,715
CLVHY2	2,187,264	13,378,466	12,445,529	-	12,445,529	76	12,445,453	12,445,453	-	12,445,453
DWVSVS	1,912,495	66,857,945	70,418,048	-	70,418,048	191	70,417,857	70,414,801	3,056	70,417,857
ETVFR	11,619,376	102,774,726	98,067,533	-	98,067,533	59	98,067,474	98,063,994	3,480	98,067,474
FQB	383,444	4,206,569	3,761,584	-	3,761,584	61	3,761,523	3,761,523	-	3,761,523
FQBS	1,130,384	12,367,557	11,066,456	-	11,066,456	119	11,066,337	11,066,337	-	11,066,337
FVU2S	62,221	642,675	536,968	-	536,968	17	536,951	536,951	-	536,951
FAMP	4,795,196	73,391,272	68,667,202	387	68,667,589	-	68,667,589	68,610,884	56,705	68,667,589
FB2	50,890,647	985,270,870	953,690,723	-	953,690,723	990	953,689,733	953,552,455	137,278	953,689,733
FC2	5,235,559	240,329,751	191,307,337	-	191,307,337	1,215	191,306,122	191,270,490	35,632	191,306,122
FEI2	14,788,707	320,819,269	335,851,527	-	335,851,527	64,535	335,786,992	335,644,465	142,527	335,786,992
FEIP	10,620,746	235,831,028	250,224,786	-	250,224,786	28,662	250,196,124	249,690,118	506,006	250,196,124
FEMS2	4,386,795	59,635,968	43,253,801	-	43,253,801	163	43,253,638	43,253,638	-	43,253,638
FF10S	320,122	3,936,222	3,694,204	1	3,694,205	-	3,694,205	3,694,205	-	3,694,205
FF10S2	20,043,464	259,438,827	229,698,100	-	229,698,100	654	229,697,446	229,605,565	91,881	229,697,446
FF20S	485,764	6,017,425	5,591,149	-	5,591,149	1,339	5,589,810	5,552,663	37,147	5,589,810
FF20S2	26,052,208	328,729,604	298,558,299	-	298,558,299	7,743	298,550,556	298,206,441	344,115	298,550,556
FF30S	998,971	14,753,921	13,665,916	-	13,665,916	11	13,665,905	13,665,905	-	13,665,905
FF30S2	5,829,179	85,037,550	79,393,418	95	79,393,513	-	79,393,513	79,388,107	5,406	79,393,513
FG2	8,558,706	684,058,575	592,861,582	6,507	592,868,089	-	592,868,089	592,443,929	424,160	592,868,089
FGI2	33,662,507	706,452,870	782,989,922	-	782,989,922	2,328	782,987,594	782,956,017	31,577	782,987,594
FGP	5,719,382	391,801,377	408,993,029	29,651	409,022,680	-	409,022,680	408,599,971	422,709	409,022,680
FHIP	5,674,169	29,482,811	25,023,086	1,596	25,024,682	-	25,024,682	24,955,479	69,203	25,024,682
FIGBP2	94,063,019	1,198,910,956	984,839,811	3,145	984,842,956	-	984,842,956	984,779,267	63,689	984,842,956
FIGBS	958,168	10,895,574	10,204,487	1,569	10,206,056	-	10,206,056	10,191,497	14,559	10,206,056
FMC2	5,769,514	180,190,817	180,008,830	-	180,008,830	18,960	179,989,870	179,976,769	13,101	179,989,870
FMCS	452,273	16,073,941	14,585,810	-	14,585,810	401	14,585,409	14,576,848	8,561	14,585,409
FNRS2	5,411,843	104,299,827	135,458,440	-	135,458,440	2,002	135,456,438	135,443,363	13,075	135,456,438

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FO2	5,269,096	114,497,593	112,969,411	-	112,969,411	14,590	112,954,821	112,812,164	142,657	112,954,821
FOP	1,857,332	39,239,732	40,304,105	-	40,304,105	4,091	40,300,014	40,255,326	44,688	40,300,014
FRESS2	775,994	15,373,523	12,586,619	-	12,586,619	130	12,586,489	12,586,489	-	12,586,489
FVSS	314,289	5,046,407	4,500,620	-	4,500,620	55	4,500,565	4,500,565	-	4,500,565
FVSS2	948,306	14,513,527	13,788,370	-	13,788,370	1,235	13,787,135	13,770,591	16,544	13,787,135
FTVDM2	738,644	7,026,704	5,510,285	-	5,510,285	139	5,510,146	5,510,146	-	5,510,146
FTVFA2	13,652,835	77,320,820	60,209,002	-	60,209,002	2,258	60,206,744	60,139,461	67,283	60,206,744
FTVGI2	4,620,899	74,307,727	57,668,821	-	57,668,821	6,704	57,662,117	57,510,935	151,182	57,662,117
FTVIS2	13,934,844	208,965,843	205,260,256	-	205,260,256	4,829	205,255,427	205,063,983	191,444	205,255,427
FTVMD2	36,501	648,699	606,273	10	606,283	-	606,283	606,283	-	606,283
FTVRD2	474	15,622	12,802	-	12,802	528	12,274	-	12,274	12,274
FTVSI2	81,537	812,652	711,822	7	711,829	-	711,829	711,829	-	711,829
FTVSV2	4,757,073	61,919,228	59,606,128	-	59,606,128	835	59,605,293	59,596,550	8,743	59,605,293
TIF2	1,719,533	22,918,738	20,926,720	-	20,926,720	2,501	20,924,219	20,904,403	19,816	20,924,219
GVGMNS	769,901	8,802,548	7,691,308	616	7,691,924	-	7,691,924	7,681,938	9,986	7,691,924
GVMSAS	810,280	7,485,194	7,138,567	-	7,138,567	63	7,138,504	7,138,504	-	7,138,504
GVSSCS	43,027	476,643	441,885	3	441,888	-	441,888	441,888	-	441,888
RSRF	3,315	58,011	50,021	-	50,021	1	50,020	50,020	-	50,020
RVARS	715,154	18,682,152	18,257,888	1,123	18,259,011	-	18,259,011	18,240,654	18,357	18,259,011
ACEG2	5,303	306,653	206,005	237	206,242	-	206,242	205,934	308	206,242
IVBRA1	20,191	195,867	164,351	3	164,354	-	164,354	164,354	-	164,354
IVCPBI	2,120,069	12,457,224	11,787,586	7,880	11,795,466	-	11,795,466	11,737,671	57,795	11,795,466
IVMCC2	1,245,782	12,334,306	10,252,783	-	10,252,783	633	10,252,150	10,224,943	27,207	10,252,150
OVAG	163,419	12,571,008	9,071,363	-	9,071,363	79	9,071,284	9,071,284	-	9,071,284
OVAG2	231,606	15,679,029	11,084,673	-	11,084,673	176	11,084,497	11,084,497	-	11,084,497
OVGIS	1,022	26,496	16,088	93	16,181	-	16,181	7,589	8,592	16,181
OVGS	3,098,027	119,237,582	96,348,632	-	96,348,632	4,392	96,344,240	96,246,348	97,892	96,344,240
OVGSS	3,197,188	125,385,036	96,874,782	-	96,874,782	6,112	96,868,670	96,759,072	109,598	96,868,670
OVIG	812,872	1,859,962	1,365,626	-	1,365,626	12	1,365,614	1,365,614	-	1,365,614
OVIGS	525,060	1,432,860	934,606	-	934,606	9	934,597	934,597	-	934,597
OVMS	1,310,684	18,857,668	18,244,724	-	18,244,724	4,197	18,240,527	18,176,487	64,040	18,240,527
OVSB	272,289	1,094,036	1,072,818	-	1,072,818	30	1,072,788	1,072,788	-	1,072,788
OVSBS	834,651	3,470,606	3,397,028	-	3,397,028	113	3,396,915	3,396,745	170	3,396,915
OVSC	202,553	4,907,774	4,674,932	-	4,674,932	342	4,674,590	4,667,395	7,195	4,674,590
OVSCS	4,432,023	103,217,171	99,986,446	-	99,986,446	4,825	99,981,621	99,893,664	87,957	99,981,621
WRASP	13,107,099	121,236,443	102,890,731	-	102,890,731	7,496	102,883,235	102,643,572	239,663	102,883,235
WRENG	60,986	210,544	309,198	-	309,198	2	309,196	309,196	-	309,196

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRHIP	16,924,938	57,320,139	47,728,324	2,107	47,730,431	-	47,730,431	47,612,208	118,223	47,730,431
WRMCG	18,779,489	243,344,945	177,841,765	-	177,841,765	101	177,841,664	177,841,664	-	177,841,664
WRPAP	2,823	13,388	11,492	2	11,494	-	11,494	11,494	-	11,494
WRPCP	240,056	1,235,486	1,013,037	1,891	1,014,928	-	1,014,928	1,014,928	-	1,014,928
WRPMAP	7,466,180	35,812,772	30,984,647	5	30,984,652	-	30,984,652	30,984,652	-	30,984,652
WRPMAV	894,225	4,554,754	4,247,570	-	4,247,570	11	4,247,559	4,247,559	-	4,247,559
WRPMCP	878,019	4,238,647	3,670,118	-	3,670,118	92	3,670,026	3,670,026	-	3,670,026
WRPMP	3,792,644	17,930,661	15,549,842	-	15,549,842	5	15,549,837	15,549,837	-	15,549,837
JPICB2	6,174,875	61,853,628	58,846,556	-	58,846,556	107	58,846,449	58,846,449	-	58,846,449
JPMMV1	898,744	11,244,027	9,373,901	-	9,373,901	33	9,373,868	9,373,868	-	9,373,868
JABS	1,592,546	77,611,825	67,635,434	-	67,635,434	150	67,635,284	67,635,284	-	67,635,284
JACAS	3,230,846	121,042,939	98,411,584	-	98,411,584	23,967	98,387,617	98,365,872	21,745	98,387,617
JAFBS	9,445,835	122,888,848	103,809,730	369	103,810,099	-	103,810,099	103,788,452	21,647	103,810,099
JAGTS	19,584,328	294,534,858	203,872,855	703	203,873,558	-	203,873,558	203,850,652	22,906	203,873,558
JAIGS	776,714	21,394,805	28,552,024	-	28,552,024	246	28,551,778	28,551,778	-	28,551,778
JAMGS	32,830	2,358,373	2,061,040	13	2,061,053	-	2,061,053	2,061,053	-	2,061,053
LZREMS	81,517	1,612,987	1,460,790	-	1,460,790	27	1,460,763	1,460,763	-	1,460,763
LDVS	61,458	1,726,494	1,596,066	13	1,596,079	-	1,596,079	1,596,079	-	1,596,079
LOVSDC	105,942	1,488,289	1,376,187	-	1,376,187	1	1,376,186	1,376,186	-	1,376,186
LOVTRC	6,572,883	109,090,696	91,691,718	-	91,691,718	97	91,691,621	91,691,621	-	91,691,621
MNCPS2	29,832	484,951	410,582	-	410,582	4	410,578	410,578	-	410,578
M2IGSS	287,821	6,558,111	5,428,310	-	5,428,310	116	5,428,194	5,428,194	-	5,428,194
M3GRES	12,811	246,663	196,399	1	196,400	-	196,400	196,400	-	196,400
MMCGSC	449,190	3,019,477	2,798,455	1	2,798,456	-	2,798,456	2,798,456	-	2,798,456
MNDSC	9,015,527	115,607,033	79,697,255	-	79,697,255	279	79,696,976	79,675,925	21,051	79,696,976
MV2RIS	1,329,976	20,606,415	19,763,448	-	19,763,448	70	19,763,378	19,763,378	-	19,763,378
MV3MVS	4,337,077	43,323,056	39,293,920	-	39,293,920	152	39,293,768	39,293,768	-	39,293,768
MVBRES	14,910	874,182	698,082	10	698,092	-	698,092	698,092	-	698,092
MVFSC	17,609,420	388,575,938	370,326,108	-	370,326,108	2,776	370,323,332	370,247,159	76,173	370,323,332
MVIGSC	3,089,418	43,318,767	40,625,845	-	40,625,845	64	40,625,781	40,625,781	-	40,625,781
MVIVSC	9,975,033	293,705,429	266,832,125	-	266,832,125	9,406	266,822,719	266,679,283	143,436	266,822,719
MVRBSS	143,972	1,719,374	1,589,455	-	1,589,455	-	1,589,455	1,589,455	-	1,589,455
MVUSC	9,675	359,932	344,146	-	344,146	10	344,136	344,136	-	344,136
MGRFV	3,777	44,188	44,153	3	44,156	-	44,156	44,156	-	44,156
MSEM	129,143	979,610	694,789	-	694,789	79	694,710	694,710	-	694,710
MSEMB	81,925	601,000	436,658	-	436,658	27	436,631	436,631	-	436,631
MSGI2	2,721,955	19,924,941	18,863,146	-	18,863,146	3,596	18,859,550	18,804,193	55,357	18,859,550

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MSVEG2	3,043,354	25,015,588	20,786,105	-	20,786,105	78	20,786,027	20,786,027	-	20,786,027
MSVF2	802,780	8,803,561	6,895,876	393	6,896,269	-	6,896,269	6,886,511	9,758	6,896,269
MSVFI	139,840	1,532,678	1,181,650	503	1,182,153	-	1,182,153	1,152,982	29,171	1,182,153
MSVRE	638	11,536	8,282	312	8,594	-	8,594	-	8,594	8,594
MSVREB	40	637	513	207	720	-	720	-	720	720
VKVGR2	28,610	260,941	199,123	-	199,123	2	199,121	199,121	-	199,121
DTRTFB	2,590,262	25,277,683	21,550,982	-	21,550,982	113	21,550,869	21,550,869	-	21,550,869
EIF	268,105	5,130,441	5,179,788	-	5,179,788	24	5,179,764	5,179,764	-	5,179,764
EIF2	22,145,213	421,202,489	422,752,111	-	422,752,111	3,029	422,749,082	422,648,125	100,957	422,749,082
GBF	13,910,244	154,859,176	129,365,274	-	129,365,274	7,828	129,357,446	129,150,251	207,195	129,357,446
GBF2	35,437	350,799	328,858	-	328,858	9	328,849	328,849	-	328,849
GEM	514,515	6,508,817	5,268,630	-	5,268,630	868	5,267,762	5,251,491	16,271	5,267,762
GEM2	6,875,590	92,680,285	69,305,952	-	69,305,952	10,265	69,295,687	69,079,815	215,872	69,295,687
GIG	1,217,121	12,644,010	11,051,457	-	11,051,457	4,672	11,046,785	11,005,835	40,950	11,046,785
GVAAA2	238,996,572	5,368,779,470	5,955,794,582	-	5,955,794,582	13,267	5,955,781,315	5,955,232,702	548,613	5,955,781,315
GVABD2	303,099,350	3,561,749,426	3,164,357,216	4,800	3,164,362,016	-	3,164,362,016	3,164,165,877	196,139	3,164,362,016
GVAGG2	12,312,478	397,216,012	393,260,547	-	393,260,547	2,709	393,257,838	393,206,148	51,690	393,257,838
GVAGI2	65,123,546	3,453,302,985	3,581,143,780	-	3,581,143,780	7,074	3,581,136,706	3,580,933,018	203,688	3,581,136,706
GVAGR2	11,771,046	1,162,067,014	1,036,440,569	14,670	1,036,455,239	-	1,036,455,239	1,036,217,512	237,727	1,036,455,239
GVDMA	68,232,353	736,858,222	532,212,357	-	532,212,357	1,232	532,211,125	532,116,273	94,852	532,211,125
GVDMC	59,419,777	629,707,969	491,401,560	-	491,401,560	38,691	491,362,869	491,174,090	188,779	491,362,869
GVEX1	136,589	1,688,892	1,009,396	-	1,009,396	2	1,009,394	1,009,394	-	1,009,394
GVEX2	229,376,637	2,583,621,488	1,651,511,789	-	1,651,511,789	3,249	1,651,508,540	1,651,386,926	121,614	1,651,508,540
GVIDA	21,001,788	243,887,446	181,665,462	-	181,665,462	358	181,665,104	181,643,331	21,773	181,665,104
GVIDC	51,285,504	505,909,407	447,209,596	-	447,209,596	25,605	447,183,991	447,142,042	41,949	447,183,991
GVIDM	197,633,793	2,070,018,771	1,490,158,801	-	1,490,158,801	56,517	1,490,102,284	1,489,971,086	131,198	1,490,102,284
GVIX2	666,156	6,736,856	6,128,639	-	6,128,639	15	6,128,624	6,128,624	-	6,128,624
GVIX8	14,890,887	144,811,211	136,102,710	-	136,102,710	10,232	136,092,478	136,024,031	68,447	136,092,478
HIBF	7,297,866	46,828,136	39,700,391	19	39,700,410	-	39,700,410	39,670,101	30,309	39,700,410
IDPG2	105,342,128	1,119,710,164	951,239,419	-	951,239,419	48	951,239,371	951,239,371	-	951,239,371
IDPGI2	42,783,305	453,362,737	391,467,241	-	391,467,241	1	391,467,240	391,463,242	3,998	391,467,240
MCIF	20,956,274	448,507,447	363,591,362	-	363,591,362	2,219	363,589,143	363,508,537	80,606	363,589,143
MCIF2	187,901	4,272,943	3,194,315	-	3,194,315	2,368	3,191,947	3,152,475	39,472	3,191,947
MSBF	20,197,679	185,268,710	173,902,020	1,027	173,903,047	-	173,903,047	173,887,845	15,202	173,903,047
NAMAA2	268,718,854	2,788,240,153	2,380,849,048	-	2,380,849,048	331	2,380,848,717	2,380,848,717	-	2,380,848,717
NAMGI2	52,306,554	592,811,703	640,232,222	-	640,232,222	12	640,232,210	640,225,748	6,462	640,232,210
NCPG2	100,800,927	1,065,893,533	1,110,826,211	-	1,110,826,211	118	1,110,826,093	1,110,826,093	-	1,110,826,093

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NCPGI2	46,026,205	483,285,089	479,132,795	138	479,132,933	-	479,132,933	479,119,292	13,641	479,132,933
NJMMA2	3,669,447	36,156,792	30,566,497	1	30,566,498	-	30,566,498	30,566,498	-	30,566,498
NJNDE2	4,054,890	59,714,964	54,700,471	-	54,700,471	44	54,700,427	54,700,427	-	54,700,427
NVAMV1	1,992,687	30,358,430	33,098,528	-	33,098,528	2,647	33,095,881	33,069,019	26,862	33,095,881
NVAMV2	4,164,802	55,372,201	68,677,581	-	68,677,581	3,738	68,673,843	68,589,990	83,853	68,673,843
NVAMVX	348,688	5,475,925	5,781,241	-	5,781,241	39	5,781,202	5,781,202	-	5,781,202
NVAMVZ	10,777,534	155,074,378	176,212,677	-	176,212,677	181	176,212,496	176,212,496	-	176,212,496
NVBX	84,979	817,107	762,260	1	762,261	-	762,261	762,261	-	762,261
NVCBD1	321,014	3,497,677	2,882,705	-	2,882,705	31	2,882,674	2,882,674	-	2,882,674
NVCBD2	10,794,682	116,609,107	96,504,455	7,679	96,512,134	-	96,512,134	96,348,842	163,292	96,512,134
NVCCA2	184,519,595	1,941,623,726	1,834,124,773	13,708	1,834,138,481	-	1,834,138,481	1,833,973,278	165,203	1,834,138,481
NVCCN2	55,045,329	565,579,269	536,691,955	9,179	536,701,134	-	536,701,134	536,674,004	27,130	536,701,134
NVCMA2	30,803,267	291,080,498	287,394,478	-	287,394,478	68	287,394,410	287,394,410	-	287,394,410
NVCMC2	51,870,993	562,189,100	528,046,705	-	528,046,705	1,201	528,045,504	527,962,785	82,719	528,045,504
NVCMD2	177,905,502	1,912,547,552	1,818,194,227	-	1,818,194,227	2,476	1,818,191,751	1,818,080,093	111,658	1,818,191,751
NVCRA2	9,871,320	102,726,032	108,288,376	-	108,288,376	37	108,288,339	108,285,266	3,073	108,288,339
NVCRB2	150,595,856	1,661,870,954	1,554,149,233	5,125	1,554,154,358	-	1,554,154,358	1,554,006,179	148,179	1,554,154,358
NVDBL2	99,876,532	1,441,402,568	1,156,570,239	-	1,156,570,239	1,887	1,156,568,352	1,156,515,165	53,187	1,156,568,352
NVDCA2	96,452,011	1,406,948,793	1,037,823,640	5,172	1,037,828,812	-	1,037,828,812	1,037,549,934	278,878	1,037,828,812
NVFIII	3,391,499	36,822,327	31,507,028	-	31,507,028	51	31,506,977	31,506,977	-	31,506,977
NVGEII	3,224,622	47,334,500	43,177,683	-	43,177,683	95	43,177,588	43,177,588	-	43,177,588
NVIE6	3,729,736	37,710,104	33,455,735	-	33,455,735	3,152	33,452,583	33,425,282	27,301	33,452,583
NVLCP2	58,804	611,059	569,813	170	569,983	-	569,983	564,175	5,808	569,983
NVLCPP	38,938,887	453,439,593	373,423,927	-	373,423,927	166	373,423,761	373,324,463	99,298	373,423,761
NVMGA2	32,092,756	341,089,823	331,518,167	789	331,518,956	-	331,518,956	331,504,160	14,796	331,518,956
NVMIG1	2,372,082	25,231,543	16,248,764	-	16,248,764	18,408	16,230,356	16,125,859	104,497	16,230,356
NVMIG6	22,237,042	238,351,932	150,544,773	-	150,544,773	26,005	150,518,768	150,516,619	2,149	150,518,768
NVMIVX	178,469	1,723,972	1,857,864	-	1,857,864	1,919	1,855,945	1,842,982	12,963	1,855,945
NVMIVZ	16,528,560	177,820,851	171,566,452	-	171,566,452	902	171,565,550	171,558,494	7,056	171,565,550
NVMLG1	1,546,198	13,591,830	10,776,997	-	10,776,997	111	10,776,886	10,731,536	45,350	10,776,886
NVMLG2	20,736,740	171,262,453	138,314,055	1,049	138,315,104	-	138,315,104	138,301,443	13,661	138,315,104
NVMM2	703,539	703,539	703,539	4	703,543	-	703,543	703,543	-	703,543
NVMMG1	23,754,606	223,251,589	123,523,951	8,597	123,532,548	-	123,532,548	123,356,538	176,010	123,532,548
NVMMG2	20,597,862	167,463,461	92,690,378	533	92,690,911	-	92,690,911	92,680,082	10,829	92,690,911
NVMMV1	68,154	620,553	574,539	-	574,539	6	574,533	574,533	-	574,533
NVMMV2	25,367,223	223,225,730	215,621,400	-	215,621,400	6,678	215,614,722	215,518,968	95,754	215,614,722
NVNMO1	6,010,855	62,932,386	66,419,950	-	66,419,950	6,552	66,413,398	66,291,363	122,035	66,413,398

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVNMO2	3,837,754	43,229,652	41,562,880	-	41,562,880	48	41,562,832	41,559,262	3,570	41,562,832
NVNSR1	133,599	1,837,930	1,511,002	-	1,511,002	21	1,510,981	1,510,981	-	1,510,981
NVNSR2	7,320,511	98,146,963	82,648,573	370	82,648,943	-	82,648,943	82,634,529	14,414	82,648,943
NVOLG1	22,031,963	394,949,654	380,491,996	7,221	380,499,217	-	380,499,217	379,945,812	553,405	380,499,217
NVOLG2	29,145,866	599,085,206	496,354,103	80	496,354,183	-	496,354,183	496,224,361	129,822	496,354,183
NVRE1	4,869,178	33,747,750	33,305,176	-	33,305,176	1,170	33,304,006	32,591,526	712,480	33,304,006
NVRE2	10,184,444	75,248,904	68,643,150	-	68,643,150	11,845	68,631,305	68,617,190	14,115	68,631,305
NVSIX2	27,474,809	240,420,469	190,125,681	-	190,125,681	2,128	190,123,553	190,046,244	77,309	190,123,553
NVSTB2	18,153,950	184,531,470	171,191,745	801	171,192,546	-	171,192,546	171,179,119	13,427	171,192,546
NVTIV3	2,135,911	17,871,848	22,384,352	-	22,384,352	2,381	22,381,971	22,363,558	18,413	22,381,971
SAM	812,201,470	812,201,470	812,201,470	27,967	812,229,437	-	812,229,437	809,083,522	3,145,915	812,229,437
SCF	3,470,753	64,336,237	56,087,375	-	56,087,375	3,238	56,084,137	55,956,979	127,158	56,084,137
SCF2	4,262,929	74,434,662	60,831,990	38,098	60,870,088	-	60,870,088	60,808,453	61,635	60,870,088
SCGF	430,134	6,787,647	5,023,961	14	5,023,975	-	5,023,975	5,023,975	-	5,023,975
SCGF2	4,658,598	63,236,259	45,607,677	-	45,607,677	108	45,607,569	45,606,828	741	45,607,569
SCVF	2,515,883	25,008,015	21,309,532	-	21,309,532	4,622	21,304,910	21,209,510	95,400	21,304,910
SCVF2	5,799,571	49,006,271	46,164,586	297	46,164,883	-	46,164,883	46,164,330	553	46,164,883
TRF	5,224,739	75,306,018	114,944,250	-	114,944,250	24,508	114,919,742	114,521,605	398,137	114,919,742
TRF2	4,681,783	94,321,154	102,390,593	-	102,390,593	1,082	102,389,511	102,368,804	20,707	102,389,511
AMCG	205	5,935	4,610	-	4,610	1,449	3,161	-	3,161	3,161
AMINS	14,443	136,925	91,711	-	91,711	6	91,705	91,705	-	91,705
AMMCGS	119,165	3,280,963	2,315,384	-	2,315,384	14	2,315,370	2,315,370	-	2,315,370
AMSRS	455,255	10,987,567	12,200,833	-	12,200,833	1,418	12,199,415	12,176,093	23,322	12,199,415
AMTB	4,630,263	48,709,306	44,172,713	2,058	44,174,771	-	44,174,771	44,153,108	21,663	44,174,771
NOTB4	1,277,763	8,458,607	5,059,942	47	5,059,989	-	5,059,989	5,055,488	4,501	5,059,989
NOTG4	649,297	5,598,873	3,590,613	-	3,590,613	56	3,590,557	3,590,557	-	3,590,557
NOTMG4	2,206,157	8,474,096	4,588,806	-	4,588,806	84	4,588,722	4,588,722	-	4,588,722
PMUBA	8,699	88,680	73,162	-	73,162	1	73,161	73,161	-	73,161
PMVAAD	4,057,156	42,504,946	35,540,690	-	35,540,690	883	35,539,807	35,490,501	49,306	35,539,807
PMVEBD	1,188,672	14,944,655	11,946,154	-	11,946,154	205	11,945,949	11,943,729	2,220	11,945,949
PMVFAD	1,723,954	17,018,313	12,602,100	-	12,602,100	82	12,602,018	12,602,018	-	12,602,018
PMVFHA	15,920	176,101	151,401	-	151,401	46	151,355	151,355	-	151,355
PMVFHV	123	1,356	1,166	3	1,169	-	1,169	1,169	-	1,169
PMVHYD	59,697	458,951	404,146	-	404,146	1	404,145	404,145	-	404,145
PMVIV	454,545	4,909,377	4,404,544	-	4,404,544	3	4,404,541	4,404,541	-	4,404,541
PMVLAD	34,629,327	354,620,984	328,286,021	-	328,286,021	43,752	328,242,269	328,224,325	17,944	328,242,269
PMVRA	143,540	1,841,086	1,650,707	-	1,650,707	14	1,650,693	1,650,693	-	1,650,693

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVRSD	182,215	1,615,502	1,277,325	-	1,277,325	-	1,277,325	1,277,325	-	1,277,325
PMVSTA	9,620,350	99,018,905	97,165,536	-	97,165,536	78	97,165,458	97,165,458	-	97,165,458
PMVTRD	14,941	143,538	134,166	30	134,196	-	134,196	133,225	971	134,196
PVEIB	3,668,695	102,598,744	99,311,571	-	99,311,571	1,823	99,309,748	99,278,171	31,577	99,309,748
PVGOB	312,383	3,978,019	2,958,266	-	2,958,266	21	2,958,245	2,958,245	-	2,958,245
PVIGIB	1,451,869	15,271,742	14,605,805	-	14,605,805	143	14,605,662	14,605,662	-	14,605,662
PVTIGB	1,794,836	26,559,027	23,135,438	-	23,135,438	7,152	23,128,286	23,072,362	55,924	23,128,286
ROCSC	11,838	97,015	98,966	-	98,966	14	98,952	98,952	-	98,952
TRHS2	5,940,387	269,425,234	311,989,130	-	311,989,130	2,755	311,986,375	311,876,141	110,234	311,986,375
VVGGS	48,866	491,244	370,894	-	370,894	18	370,876	370,876	-	370,876
VWBF	593,219	5,202,621	4,235,586	-	4,235,586	1,332	4,234,254	4,215,455	18,799	4,234,254
VWEM	906,698	11,311,231	7,888,275	-	7,888,275	640	7,887,635	7,879,360	8,275	7,887,635
VWHA	387,074	11,406,382	10,989,028	-	10,989,028	9,216	10,979,812	10,812,599	167,213	10,979,812
VWHAS	2,311,671	67,555,053	62,784,977	-	62,784,977	579	62,784,398	62,771,460	12,938	62,784,398
VRVDRA	790,426	17,971,707	14,290,900	-	14,290,900	126	14,290,774	14,290,774	-	14,290,774

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ALVBWB	ALVDAA	ALVGIB	ALVIVB	ALVSVA	ALVSVB	ALMGI2	SVDF
Reinvested dividends	$7,011	1,474	43,233	85,234	5,412	923,832	-	-
Mortality and expense risk charges (note 2)	(910)	(306)	(60,278)	(32,423)	(2,209)	(1,703,891)	(1,697)	(457)

Net investment income (loss)	6,101	1,168	(17,045)	52,811	3,203	(780,059)	(1,697)	(457)

Realized gain (loss) on investments	(2,160)	847	33,520	(33,913)	(14,859)	728,609	(6,974)	(643)
Change in unrealized gain (loss) on investments	(78,203)	(29,225)	(860,469)	(402,486)	(162,282)	(38,796,600)	(36,083)	(34,149)

Net gain (loss) on investments	(80,363)	(28,378)	(826,949)	(436,399)	(177,141)	(38,067,991)	(43,057)	(34,792)

Reinvested capital gains	22,839	16,055	640,589	-	72,980	16,634,400	8,465	9,703

Net increase (decrease) in contract owners’ equity resulting from operations	$(51,423)	(11,155)	(203,405)	(383,588)	(100,958)	(22,213,650)	(36,289)	(25,546)

Investment Activity*:	SVOF	WFVOG2	WFVSCG	AAEIP3	ARLPE3	ACVB	ACVCA	ACVI
Reinvested dividends	$-	-	-	6,828	10,887	259,539	-	64
Mortality and expense risk charges (note 2)	(2,686)	(161)	(1,820,795)	(785)	(525)	(290,228)	(417)	(91)

Net investment income (loss)	(2,686)	(161)	(1,820,795)	6,043	10,362	(30,689)	(417)	(27)

Realized gain (loss) on investments	3,438	2	(3,177,270)	17,881	(13,444)	(67,765)	(1,123)	(30)
Change in unrealized gain (loss) on investments	(104,101)	(8,587)	(74,664,437)	(14,254)	(38,025)	(8,151,812)	(13,711)	(2,057)

Net gain (loss) on investments	(100,663)	(8,585)	(77,841,707)	3,627	(51,469)	(8,219,577)	(14,834)	(2,087)

Reinvested capital gains	38,284	2,627	21,598,535	-	8,055	3,478,946	4,214	671

Net increase (decrease) in contract owners’ equity resulting from operations	$(65,065)	(6,119)	(58,063,967)	9,670	(33,052)	(4,771,320)	(11,037)	(1,443)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ACVIG	ACVIG2	ACVIP1	ACVIP2	ACVMV1	ACVMV2	ACVV2	AFGC
Reinvested dividends	$246,511	49,888	155,709	12,889,773	229,806	3,438,888	809,330	18,848
Mortality and expense risk charges (note 2)	(189,045)	(43,994)	(13,026)	(3,757,576)	(116,297)	(2,491,139)	(680,161)	(7,938)

Net investment income (loss)	57,466	5,894	142,683	9,132,197	113,509	947,749	129,169	10,910

Realized gain (loss) on investments	(303,103)	(77,472)	37,237	1,210,473	35,400	5,485,978	(3,460,861)	(107,278)
Change in unrealized gain (loss) on investments	(5,574,689)	(1,274,412)	(616,121)	(52,717,197)	(1,785,776)	(33,398,335)	(2,899,307)	10,513

Net gain (loss) on investments	(5,877,792)	(1,351,884)	(578,884)	(51,506,724)	(1,750,376)	(27,912,357)	(6,360,168)	(96,765)

Reinvested capital gains	3,564,671	821,535	13,574	1,355,186	1,372,029	21,865,963	3,808,437	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,255,655)	(524,455)	(422,627)	(41,019,341)	(264,838)	(5,098,645)	(2,422,562)	(85,855)

Investment Activity*:	AFGF	AFHY	AMVBC4	AMVCB4	AMVGS4	AMVGV2	AMVI4	AMVNW4
Reinvested dividends	$74,412	25,171	224,103	19,171	-	252,042	11,706	20,384
Mortality and expense risk charges (note 2)	(171,697)	(4,303)	(80,285)	(3,871)	(3,864)	(29,508)	(5,800)	(15,042)

Net investment income (loss)	(97,285)	20,868	143,818	15,300	(3,864)	222,534	5,906	5,342

Realized gain (loss) on investments	700,558	(32,089)	(137,431)	(5,712)	(20,982)	(29,161)	(126,137)	(118,264)
Change in unrealized gain (loss) on investments	(7,739,852)	(32,911)	(1,135,179)	(84,423)	(463,187)	(289,150)	(149,144)	5,194

Net gain (loss) on investments	(7,039,294)	(65,000)	(1,272,610)	(90,135)	(484,169)	(318,311)	(275,281)	(113,070)

Reinvested capital gains	1,892,387	-	990,120	-	225,037	-	101,736	44,785

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,244,192)	(44,132)	(138,672)	(74,835)	(262,996)	(95,777)	(167,639)	(62,943)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	AVPAP2	BRVED3	BRVHY3	BRVTR3	MLVGA3	DCAP	DCAPS	DGI
Reinvested dividends	$12,366,299	2,994,580	2,976,262	8,926,791	-	183	1,144	113,093
Mortality and expense risk charges (note 2)	(8,641,297)	(3,072,678)	(861,703)	(6,406,706)	(4,797,758)	(389)	(2,181)	(189,961)

Net investment income (loss)	3,725,002	(78,098)	2,114,559	2,520,085	(4,797,758)	(206)	(1,037)	(76,868)

Realized gain (loss) on investments	5,600,437	2,931,264	(1,022,915)	(5,600,567)	(9,149,404)	(3,071)	(7,922)	268,303
Change in unrealized gain (loss) on investments	(132,067,564)	(38,167,398)	(9,239,856)	(79,598,775)	(51,371,574)	(12,205)	(134,765)	(5,752,843)

Net gain (loss) on investments	(126,467,127)	(35,236,134)	(10,262,771)	(85,199,342)	(60,520,978)	(15,276)	(142,687)	(5,484,540)

Reinvested capital gains	20,868,888	23,463,182	-	85,113	4,562,976	8,717	81,757	2,892,790

Net increase (decrease) in contract owners’ equity resulting from operations	$(101,873,237)	(11,851,050)	(8,148,212)	(82,594,144)	(60,755,760)	(6,765)	(61,967)	(2,668,618)

Investment Activity*:	DSIF	DSIFS	DSRG	DVDLS	DVMCSS	DVSCS	CHSMM	CLVHY2
Reinvested dividends	$3,003,580	5,876	210,995	-	159,457	517,769	94,392	636,886
Mortality and expense risk charges (note 2)	(3,001,640)	(7,918)	(525,174)	(8,524)	(537,801)	(799,852)	(60,988)	(168,380)

Net investment income (loss)	1,940	(2,042)	(314,179)	(8,524)	(378,344)	(282,083)	33,404	468,506

Realized gain (loss) on investments	15,377,401	(13,806)	518,936	(3,841)	(371,258)	1,529,586	-	(1,073,789)
Change in unrealized gain (loss) on investments	(86,690,208)	(166,016)	(14,792,543)	(256,110)	(14,439,457)	(19,773,218)	-	(1,118,292)

Net gain (loss) on investments	(71,312,807)	(179,822)	(14,273,607)	(259,951)	(14,810,715)	(18,243,632)	-	(2,192,081)

Reinvested capital gains	19,566,072	49,894	2,889,772	137,437	8,793,297	6,933,145	-	90,168

Net increase (decrease) in contract owners’ equity resulting from operations	$(51,744,795)	(131,970)	(11,698,014)	(131,038)	(6,395,762)	(11,592,570)	33,404	(1,633,407)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	DWVSVS	ETVFR	FQB	FQBS	FVU2S	FAMP	FB2	FC2
Reinvested dividends	$381,973	4,642,261	103,594	293,534	-	1,518,015	10,792,131	556,387
Mortality and expense risk charges (note 2)	(1,088,414)	(1,486,179)	(52,005)	(183,301)	(7,755)	(1,005,265)	(13,649,353)	(2,526,877)

Net investment income (loss)	(706,441)	3,156,082	51,589	110,233	(7,755)	512,750	(2,857,222)	(1,970,490)

Realized gain (loss) on investments	(49,259)	(3,547,458)	(54,756)	(268,470)	(4,590)	1,235,027	6,866,595	2,994,614
Change in unrealized gain (loss) on investments	(15,587,051)	(4,292,704)	(513,186)	(1,539,200)	(213,717)	(21,157,942)	(283,511,078)	(71,142,766)

Net gain (loss) on investments	(15,636,310)	(7,840,162)	(567,942)	(1,807,670)	(218,307)	(19,922,915)	(276,644,483)	(68,148,152)

Reinvested capital gains	5,092,369	-	61,574	194,834	131,232	5,207,510	60,065,038	10,000,297

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,250,382)	(4,684,080)	(454,779)	(1,502,603)	(94,830)	(14,202,655)	(219,436,667)	(60,118,345)

Investment Activity*:	FEI2	FEIP	FEMS2	FF10S	FF10S2	FF20S	FF20S2	FF30S
Reinvested dividends	$5,870,520	4,827,742	686,070	86,903	4,888,218	125,634	6,150,319	265,556
Mortality and expense risk charges (note 2)	(5,023,386)	(3,500,265)	(580,044)	(56,012)	(3,637,801)	(84,918)	(4,860,523)	(186,662)

Net investment income (loss)	847,134	1,327,477	106,026	30,891	1,250,417	40,716	1,289,796	78,894

Realized gain (loss) on investments	561,439	5,579,672	(450,222)	(311,763)	683,785	(924,355)	7,531,382	298,160
Change in unrealized gain (loss) on investments	(37,465,098)	(33,707,161)	(10,266,752)	(771,708)	(61,194,736)	(1,216,486)	(112,553,483)	(4,581,056)

Net gain (loss) on investments	(36,903,659)	(28,127,489)	(10,716,974)	(1,083,471)	(60,510,951)	(2,140,841)	(105,022,101)	(4,282,896)

Reinvested capital gains	11,743,453	8,484,192	-	274,691	15,963,140	684,572	35,698,856	954,580

Net increase (decrease) in contract owners’ equity resulting from operations	$(24,313,072)	(18,315,820)	(10,610,948)	(777,889)	(43,297,394)	(1,415,553)	(68,033,449)	(3,249,422)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FF30S2	FG2	FGI2	FGP	FHIP	FIGBP2	FIGBS	FMC2
Reinvested dividends	$1,440,101	2,289,115	11,780,683	2,915,956	1,375,223	22,099,580	241,940	510,809
Mortality and expense risk charges (note 2)	(1,283,151)	(9,621,683)	(10,333,814)	(6,227,776)	(369,964)	(14,511,699)	(148,021)	(3,007,544)

Net investment income (loss)	156,950	(7,332,568)	1,446,869	(3,311,820)	1,005,259	7,587,881	93,919	(2,496,735)

Realized gain (loss) on investments	487,025	23,149,004	11,322,975	31,029,272	(993,161)	(11,102,950)	(1,809,160)	2,357,624
Change in unrealized gain (loss) on investments	(24,151,324)	(272,119,706)	(79,181,598)	(211,898,843)	(3,926,431)	(226,212,205)	(779,003)	(51,481,406)

Net gain (loss) on investments	(23,664,299)	(248,970,702)	(67,858,623)	(180,869,571)	(4,919,592)	(237,315,155)	(2,588,163)	(49,123,782)

Reinvested capital gains	5,718,112	50,340,361	16,255,312	35,179,515	-	58,435,931	620,975	13,287,532

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,789,237)	(205,962,909)	(50,156,442)	(149,001,876)	(3,914,333)	(171,291,343)	(1,873,269)	(38,332,985)

Investment Activity*:	FMCS	FNRS2	FO2	FOP	FRESS2	FVSS	FVSS2	FTVDM2
Reinvested dividends	$61,932	2,927,971	877,553	458,886	162,774	47,928	121,408	156,623
Mortality and expense risk charges (note 2)	(205,346)	(2,098,713)	(1,480,876)	(579,508)	(233,220)	(65,632)	(109,916)	(86,783)

Net investment income (loss)	(143,414)	829,258	(603,323)	(120,622)	(70,446)	(17,704)	11,492	69,840

Realized gain (loss) on investments	183,105	29,000,430	1,319,949	1,397,753	(1,013,846)	346,121	612,849	22,812
Change in unrealized gain (loss) on investments	(4,563,673)	18,833,284	(33,573,736)	(16,455,565)	(5,548,373)	(1,319,111)	(1,818,174)	(2,289,519)

Net gain (loss) on investments	(4,380,568)	47,833,714	(32,253,787)	(15,057,812)	(6,562,219)	(972,990)	(1,205,325)	(2,266,707)

Reinvested capital gains	1,026,472	-	898,492	415,643	674,007	223,560	565,411	452,575

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,497,510)	48,662,972	(31,958,618)	(14,762,791)	(5,958,658)	(767,134)	(628,422)	(1,744,292)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FTVFA2	FTVGI2	FTVIS2	FTVMD2	FTVRD2	FTVSI2	FTVSV2	TIF2
Reinvested dividends	$1,086,315	-	10,920,327	8,099	122	57,628	637,336	661,626
Mortality and expense risk charges (note 2)	(1,105,669)	(976,445)	(3,444,024)	(2,956)	(238)	(5,090)	(955,079)	(323,042)

Net investment income (loss)	(19,354)	(976,445)	7,476,303	5,143	(116)	52,538	(317,743)	338,584

Realized gain (loss) on investments	(3,447,604)	(4,883,697)	(1,653,195)	104,377	(841)	(127,340)	(3,214,303)	(1,385,425)
Change in unrealized gain (loss) on investments	(17,049,817)	1,444,234	(26,958,150)	(179,577)	(3,441)	(76,951)	(16,910,719)	(1,074,510)

Net gain (loss) on investments	(20,497,421)	(3,439,463)	(28,611,345)	(75,200)	(4,282)	(204,291)	(20,125,022)	(2,459,935)

Reinvested capital gains	6,529,490	-	4,432,615	48,433	1,952	-	12,027,325	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,987,285)	(4,415,908)	(16,702,427)	(21,624)	(2,446)	(151,753)	(8,415,440)	(2,121,351)

Investment Activity*:	GVGMNS	GVMSAS	GVSSCS	RSRF	RVARS	ACEG2	IVBRA1	IVCPBI
Reinvested dividends	$-	245,074	431	244	228,222	-	14,037	71,138
Mortality and expense risk charges (note 2)	(142,327)	(221,097)	(2,200)	(316)	(302,121)	(4,970)	(765)	(110,785)

Net investment income (loss)	(142,327)	23,977	(1,769)	(72)	(73,899)	(4,970)	13,272	(39,647)

Realized gain (loss) on investments	(536,952)	(1,552,085)	(50,560)	(1,166)	427,933	(72,951)	(11,283)	(34,785)
Change in unrealized gain (loss) on investments	(1,765,917)	(431,793)	(74,511)	(12,974)	(1,539,504)	(91,015)	(37,035)	(669,638)

Net gain (loss) on investments	(2,302,869)	(1,983,878)	(125,071)	(14,140)	(1,111,571)	(163,966)	(48,318)	(704,423)

Reinvested capital gains	316,510	-	5,061	-	198,278	67,988	6,540	7,714

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,128,686)	(1,959,901)	(121,779)	(14,212)	(987,192)	(100,948)	(28,506)	(736,356)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	IVMCC2	OVAG	OVAG2	OVGIS	OVGS	OVGSS	OVIG	OVIGS
Reinvested dividends	$7,898	-	-	200	-	-	-	-
Mortality and expense risk charges (note 2)	(191,945)	(137,515)	(186,485)	(307)	(1,484,355)	(1,611,590)	(6,803)	(14,001)

Net investment income (loss)	(184,047)	(137,515)	(186,485)	(107)	(1,484,355)	(1,611,590)	(6,803)	(14,001)

Realized gain (loss) on investments	(474,594)	237,089	187,221	(7,018)	(157,748)	(161,027)	(41,894)	(63,108)
Change in unrealized gain (loss) on investments	(3,956,701)	(7,641,611)	(9,379,757)	(11,597)	(67,476,683)	(66,145,772)	(744,583)	(470,047)

Net gain (loss) on investments	(4,431,295)	(7,404,522)	(9,192,536)	(18,615)	(67,634,431)	(66,306,799)	(786,477)	(533,155)

Reinvested capital gains	2,412,193	2,811,546	3,800,658	6,961	18,911,775	19,115,803	267,286	179,123

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,203,149)	(4,730,491)	(5,578,363)	(11,761)	(50,207,011)	(48,802,586)	(525,994)	(368,033)

Investment Activity*:	OVMS	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRENG	WRHIP
Reinvested dividends	$280,397	-	-	26,169	270,172	1,704,453	9,023	3,523,307
Mortality and expense risk charges (note 2)	(277,496)	(14,784)	(53,250)	(65,869)	(1,609,786)	(1,939,882)	(1,228)	(871,591)

Net investment income (loss)	2,901	(14,784)	(53,250)	(39,700)	(1,339,614)	(235,429)	7,795	2,651,716

Realized gain (loss) on investments	321,895	(254,265)	(823,208)	84,273	2,016,368	(4,340,454)	2,687	(2,300,477)
Change in unrealized gain (loss) on investments	(6,208,141)	96,262	311,872	(1,625,554)	(34,919,700)	(26,248,878)	73,969	(7,906,670)

Net gain (loss) on investments	(5,886,246)	(158,003)	(511,336)	(1,541,281)	(32,903,332)	(30,589,332)	76,656	(10,207,147)

Reinvested capital gains	1,527,918	-	-	567,808	12,658,933	8,876,884	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,355,427)	(172,787)	(564,586)	(1,013,173)	(21,584,013)	(21,947,877)	84,451	(7,555,431)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	WRMCG	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMP	JPICB2
Reinvested dividends	$-	228	66,570	774,609	82,307	130,256	441,770	799,674
Mortality and expense risk charges (note 2)	(2,805,662)	(69)	(9,172)	(129,463)	(19,877)	(17,786)	(68,531)	(627,472)

Net investment income (loss)	(2,805,662)	159	57,398	645,146	62,430	112,470	373,239	172,202

Realized gain (loss) on investments	(1,409,469)	(16)	(325,288)	(144,327)	(1,686)	(335,032)	(451,195)	(5,323,270)
Change in unrealized gain (loss) on investments	(116,135,210)	(3,428)	(301,827)	(9,949,015)	(1,129,248)	(1,001,631)	(4,632,300)	(2,131,947)

Net gain (loss) on investments	(117,544,679)	(3,444)	(627,115)	(10,093,342)	(1,130,934)	(1,336,663)	(5,083,495)	(7,455,217)

Reinvested capital gains	40,501,901	969	188,782	3,257,332	336,710	408,665	1,606,760	241,565

Net increase (decrease) in contract owners’ equity resulting from operations	$(79,848,440)	(2,316)	(380,935)	(6,190,864)	(731,794)	(815,528)	(3,103,496)	(7,041,450)

Investment Activity*:	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	JAMGS	LZREMS
Reinvested dividends	$96,992	636,681	57,211	2,180,578	-	493,558	1,656	49,666
Mortality and expense risk charges (note 2)	(132,675)	(832,648)	(1,682,610)	(1,504,404)	(3,413,967)	(433,041)	(11,330)	(10,850)

Net investment income (loss)	(35,683)	(195,967)	(1,625,399)	676,174	(3,413,967)	60,517	(9,674)	38,816

Realized gain (loss) on investments	1,384,943	1,720,575	4,086,028	(1,116,992)	5,189,884	798,312	3,122	(221,602)
Change in unrealized gain (loss) on investments	(3,963,127)	(14,138,751)	(75,937,307)	(19,403,145)	(170,031,094)	(4,397,205)	(756,809)	(118,907)

Net gain (loss) on investments	(2,578,184)	(12,418,176)	(71,851,279)	(20,520,137)	(164,841,210)	(3,598,893)	(753,687)	(340,509)

Reinvested capital gains	1,457,772	1,781,945	19,039,616	1,838,094	42,357,895	-	362,651	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,156,095)	(10,832,198)	(54,437,062)	(18,005,869)	(125,897,282)	(3,538,376)	(400,710)	(301,693)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	LDVS	LOVSDC	LOVTRC	MNCPS2	M2IGSS	M3GRES	MMCGSC	MNDSC
Reinvested dividends	$24,346	40,003	3,197,439	12,911	-	2,311	-	-
Mortality and expense risk charges (note 2)	(8,877)	(8,563)	(1,226,887)	(3,778)	(92,591)	(2,563)	(8,671)	(1,233,942)

Net investment income (loss)	15,469	31,440	1,970,552	9,133	(92,591)	(252)	(8,671)	(1,233,942)

Realized gain (loss) on investments	17,503	(19,365)	(873,825)	1,009	883,692	(13,388)	(42,333)	(28,362,215)
Change in unrealized gain (loss) on investments	(246,813)	(80,331)	(16,542,565)	(126,295)	(3,221,375)	(61,149)	(221,022)	(36,240,074)

Net gain (loss) on investments	(229,310)	(99,696)	(17,416,390)	(125,286)	(2,337,683)	(74,537)	(263,355)	(64,602,289)

Reinvested capital gains	127,979	-	197,098	48,387	865,568	12,417	195,495	30,960,163

Net increase (decrease) in contract owners’ equity resulting from operations	$(85,862)	(68,256)	(15,248,740)	(67,766)	(1,564,706)	(62,372)	(76,531)	(34,876,068)

Investment Activity*:	MV2RIS	MV3MVS	MVBRES	MVFSC	MVIGSC	MVIVSC	MVRBSS	MVUSC
Reinvested dividends	$285,877	288,639	6,553	4,359,879	150,441	1,416,788	39,755	7,254
Mortality and expense risk charges (note 2)	(208,052)	(475,419)	(7,155)	(5,663,854)	(511,477)	(4,136,221)	(18,177)	(1,777)

Net investment income (loss)	77,825	(186,780)	(602)	(1,303,975)	(361,036)	(2,719,433)	21,578	5,477

Realized gain (loss) on investments	(2,198,935)	(21,990)	(2,113)	66,547,873	(4,015,336)	41,917,105	(232,090)	36,925
Change in unrealized gain (loss) on investments	(965,957)	(6,853,657)	(278,807)	(123,942,963)	(4,626,523)	(139,824,262)	(93,956)	(51,115)

Net gain (loss) on investments	(3,164,892)	(6,875,647)	(280,920)	(57,395,090)	(8,641,859)	(97,907,157)	(326,046)	(14,190)

Reinvested capital gains	400,197	3,034,021	130,521	22,950,740	2,249,758	12,476,829	18,819	12,753

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,686,870)	(4,028,406)	(151,001)	(35,748,325)	(6,753,137)	(88,149,761)	(285,649)	4,040

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	MGRFV	MSEM	MSEMB	MSGI2	MSVEG2	MSVF2	MSVFI	MSVRE
Reinvested dividends	$681	59,950	32,794	530,447	-	230,237	56,916	115
Mortality and expense risk charges (note 2)	(150)	(10,609)	(3,921)	(309,806)	(306,755)	(112,441)	(19,841)	(159)

Net investment income (loss)	531	49,341	28,873	220,641	(306,755)	117,796	37,075	(44)

Realized gain (loss) on investments	(96)	(60,389)	(6,269)	(906,672)	(33,763,644)	(189,455)	(174,271)	366
Change in unrealized gain (loss) on investments	(115)	(187,272)	(124,471)	(2,134,317)	(1,171,132)	(1,469,609)	(165,631)	(6,657)

Net gain (loss) on investments	(211)	(247,661)	(130,740)	(3,040,989)	(34,934,776)	(1,659,064)	(339,902)	(6,291)

Reinvested capital gains	-	-	-	1,122,011	15,459,345	136,587	25,413	2,021

Net increase (decrease) in contract owners’ equity resulting from operations	$320	(198,320)	(101,867)	(1,698,337)	(19,782,186)	(1,404,681)	(277,414)	(4,314)

Investment Activity*:	MSVREB	VKVGR2	DTRTFB	EIF	EIF2	GBF	GBF2	GEM
Reinvested dividends	$7	10,016	647,543	78,736	5,462,639	2,866,053	6,047	53,662
Mortality and expense risk charges (note 2)	(11)	(2,522)	(301,613)	(25,920)	(5,897,608)	(2,183,194)	(4,309)	(73,672)

Net investment income (loss)	(4)	7,494	345,930	52,816	(434,969)	682,859	1,738	(20,010)

Realized gain (loss) on investments	(74)	(4,213)	(650,874)	93,649	13,438,298	(3,480,368)	(49,649)	64,978
Change in unrealized gain (loss) on investments	(303)	(85,000)	(3,120,026)	(927,693)	(79,736,774)	(20,631,620)	(12,293)	(1,956,539)

Net gain (loss) on investments	(377)	(89,213)	(3,770,900)	(834,044)	(66,298,476)	(24,111,988)	(61,942)	(1,891,561)

Reinvested capital gains	168	8,862	-	524,842	43,054,023	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(213)	(72,857)	(3,424,970)	(256,386)	(23,679,422)	(23,429,129)	(60,204)	(1,911,571)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GEM2	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA
Reinvested dividends	$504,903	430,582	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(1,193,934)	(148,595)	(92,827,489)	(48,954,662)	(6,075,357)	(52,876,289)	(16,326,312)	(8,619,231)

Net investment income (loss)	(689,031)	281,987	(92,827,489)	(48,954,662)	(6,075,357)	(52,876,289)	(16,326,312)	(8,619,231)

Realized gain (loss) on investments	898,632	4,950	212,138,337	(21,034,737)	3,163,845	9,691,179	22,012,815	8,719,345
Change in unrealized gain (loss) on investments	(25,156,414)	(3,864,011)	(1,468,774,296)	(554,152,926)	(160,563,611)	(826,715,455)	(590,017,041)	(330,839,388)

Net gain (loss) on investments	(24,257,782)	(3,859,061)	(1,256,635,959)	(575,187,663)	(157,399,766)	(817,024,276)	(568,004,226)	(322,120,043)

Reinvested capital gains	-	1,457,167	242,239,973	69,153,913	24,846,224	91,882,647	140,425,586	193,455,472

Net increase (decrease) in contract owners’ equity resulting from operations	$(24,946,813)	(2,119,907)	(1,107,223,475)	(554,988,412)	(138,628,899)	(778,017,918)	(443,904,952)	(137,283,802)

Investment Activity*:	GVDMC	GVEX1	GVEX2	GVIDA	GVIDC	GVIDM	GVIX2	GVIX8
Reinvested dividends	$-	13,281	18,110,885	-	-	-	226,065	4,911,853
Mortality and expense risk charges (note 2)	(8,033,547)	(8,464)	(25,271,953)	(2,934,404)	(7,224,831)	(24,574,424)	(41,491)	(1,936,240)

Net investment income (loss)	(8,033,547)	4,817	(7,161,068)	(2,934,404)	(7,224,831)	(24,574,424)	184,574	2,975,613

Realized gain (loss) on investments	(3,492,961)	158,796	16,118,539	(1,966,392)	(4,797,720)	5,611,344	26,462	222,280
Change in unrealized gain (loss) on investments	(184,644,763)	(1,042,731)	(1,517,455,956)	(92,984,007)	(97,828,039)	(813,906,864)	(1,120,873)	(26,611,858)

Net gain (loss) on investments	(188,137,724)	(883,935)	(1,501,337,417)	(94,950,399)	(102,625,759)	(808,295,520)	(1,094,411)	(26,389,578)

Reinvested capital gains	96,479,556	680,982	1,126,258,889	52,081,990	35,213,570	484,943,883	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(99,691,715)	(198,136)	(382,239,596)	(45,802,813)	(74,637,020)	(347,926,061)	(909,837)	(23,413,965)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	HIBF	IDPG2	IDPGI2	MCIF	MCIF2	MSBF	NAMAA2	NAMGI2
Reinvested dividends	$2,343,284	-	-	4,552,483	33,356	6,572,763	-	-
Mortality and expense risk charges (note 2)	(748,377)	(14,629,687)	(6,005,739)	(5,424,184)	(37,830)	(2,874,159)	(35,204,800)	(8,687,741)

Net investment income (loss)	1,594,907	(14,629,687)	(6,005,739)	(871,701)	(4,474)	3,698,604	(35,204,800)	(8,687,741)

Realized gain (loss) on investments	(1,430,222)	1,234,256	(1,486,237)	(3,472,211)	43,605	(892,134)	11,094,136	8,497,848
Change in unrealized gain (loss) on investments	(8,032,804)	(354,130,232)	(110,887,362)	(152,246,264)	(1,370,346)	(10,851,247)	(1,008,311,999)	(121,467,015)

Net gain (loss) on investments	(9,463,026)	(352,895,976)	(112,373,599)	(155,718,475)	(1,326,741)	(11,743,381)	(997,217,863)	(112,969,167)

Reinvested capital gains	-	174,421,346	44,393,815	96,906,658	846,850	-	584,678,926	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,868,119)	(193,104,317)	(73,985,523)	(59,683,518)	(484,365)	(8,044,777)	(447,743,737)	(121,656,908)

Investment Activity*:	NCPG2	NCPGI2	NJMMA2	NJNDE2	NVAMV1	NVAMV2	NVAMVX	NVAMVZ
Reinvested dividends	$-	-	-	318,080	397,959	708,731	77,976	1,945,777
Mortality and expense risk charges (note 2)	(17,445,658)	(7,442,524)	(408,138)	(625,308)	(449,362)	(1,070,176)	(72,941)	(2,607,982)

Net investment income (loss)	(17,445,658)	(7,442,524)	(408,138)	(307,228)	(51,403)	(361,445)	5,035	(662,205)

Realized gain (loss) on investments	7,515,446	(221,681)	(377,541)	914,040	473,986	1,092,283	442,221	10,165,346
Change in unrealized gain (loss) on investments	(218,498,192)	(80,863,797)	(5,488,578)	(11,167,148)	(6,029,741)	(13,044,586)	(1,383,458)	(39,307,901)

Net gain (loss) on investments	(210,982,746)	(81,085,478)	(5,866,119)	(10,253,108)	(5,555,755)	(11,952,303)	(941,237)	(29,142,555)

Reinvested capital gains	-	-	513,394	331,849	4,646,392	9,932,807	791,300	25,129,133

Net increase (decrease) in contract owners’ equity resulting from operations	$(228,428,404)	(88,528,002)	(5,760,863)	(10,228,487)	(960,766)	(2,380,941)	(144,902)	(4,675,627)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVBX	NVCBD1	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2
Reinvested dividends	$18,384	71,344	2,138,601	-	-	-	-	-
Mortality and expense risk charges (note 2)	(3,883)	(37,745)	(1,514,718)	(30,334,192)	(8,512,715)	(4,686,535)	(8,507,709)	(29,373,865)

Net investment income (loss)	14,501	33,599	623,883	(30,334,192)	(8,512,715)	(4,686,535)	(8,507,709)	(29,373,865)

Realized gain (loss) on investments	(148,093)	(60,511)	(2,396,325)	20,978,335	441,653	(4,747,734)	552,247	15,893,262
Change in unrealized gain (loss) on investments	(4,839)	(471,960)	(17,476,705)	(463,059,311)	(92,253,718)	(54,419,117)	(102,837,050)	(395,656,424)

Net gain (loss) on investments	(152,932)	(532,471)	(19,873,030)	(442,080,976)	(91,812,065)	(59,166,851)	(102,284,803)	(379,763,162)

Reinvested capital gains	5,953	3,341	114,829	85,901,079	12,464,901	5,709,996	15,491,974	57,911,284

Net increase (decrease) in contract owners’ equity resulting from operations	$(132,478)	(495,531)	(19,134,318)	(386,514,089)	(87,859,879)	(58,143,390)	(95,300,538)	(351,225,743)

Investment Activity*:	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6	NVLCP2
Reinvested dividends	$-	-	-	-	581,772	682,966	1,233,638	14,197
Mortality and expense risk charges (note 2)	(1,685,336)	(24,718,279)	(18,149,576)	(16,942,141)	(431,386)	(549,657)	(543,697)	(6,772)

Net investment income (loss)	(1,685,336)	(24,718,279)	(18,149,576)	(16,942,141)	150,386	133,309	689,941	7,425

Realized gain (loss) on investments	1,573,529	15,840,568	4,572,106	9,442,181	(815,446)	1,064,938	419,591	(78,889)
Change in unrealized gain (loss) on investments	(20,386,571)	(340,431,620)	(481,940,649)	(633,031,661)	(4,724,216)	(9,173,147)	(12,007,200)	(34,026)

Net gain (loss) on investments	(18,813,042)	(324,591,052)	(477,368,543)	(623,589,480)	(5,539,662)	(8,108,209)	(11,587,609)	(112,915)

Reinvested capital gains	428,031	56,364,890	257,158,082	382,456,849	-	94	4,431,823	7,153

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,070,347)	(292,944,441)	(238,360,037)	(258,074,772)	(5,389,276)	(7,974,806)	(6,465,845)	(98,337)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVLCPP	NVMGA2	NVMIG1	NVMIG6	NVMIVX	NVMIVZ	NVMLG1	NVMLG2
Reinvested dividends	$9,971,675	-	-	-	68,267	6,336,200	617,510	7,162,300
Mortality and expense risk charges (note 2)	(6,088,372)	(4,778,750)	(243,683)	(2,307,422)	(25,102)	(2,622,808)	(157,206)	(2,176,226)

Net investment income (loss)	3,883,303	(4,778,750)	(243,683)	(2,307,422)	43,165	3,713,392	460,304	4,986,074

Realized gain (loss) on investments	(8,228,531)	2,960,487	(869,664)	(6,698,452)	44,266	3,505,101	(1,088,826)	(13,208,993)
Change in unrealized gain (loss) on investments	(71,405,798)	(62,092,662)	(10,366,000)	(83,760,938)	(236,378)	(22,248,276)	(3,369,195)	(42,664,872)

Net gain (loss) on investments	(79,634,329)	(59,132,175)	(11,235,664)	(90,459,390)	(192,112)	(18,743,175)	(4,458,021)	(55,873,865)

Reinvested capital gains	4,801,615	-	712,354	6,474,982	-	-	2,204,080	28,096,056

Net increase (decrease) in contract owners’ equity resulting from operations	$(70,949,411)	(63,910,925)	(10,766,993)	(86,291,830)	(148,947)	(15,029,783)	(1,793,637)	(22,791,735)

Investment Activity*:	NVMM2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
Reinvested dividends	$7,485	-	-	9,235	3,022,543	276,877	137,617	8,370
Mortality and expense risk charges (note 2)	(11,578)	(1,935,736)	(1,556,849)	(3,382)	(3,085,022)	(960,854)	(641,894)	(22,862)

Net investment income (loss)	(4,093)	(1,935,736)	(1,556,849)	5,853	(62,479)	(683,977)	(504,277)	(14,492)

Realized gain (loss) on investments	-	(10,981,251)	(9,721,626)	(13,369)	(5,430,980)	1,982,601	295,479	(12,898)
Change in unrealized gain (loss) on investments	-	(109,455,101)	(79,890,492)	(73,944)	(19,705,853)	(25,081,663)	(14,251,172)	(609,461)

Net gain (loss) on investments	-	(120,436,352)	(89,612,118)	(87,313)	(25,136,833)	(23,099,062)	(13,955,693)	(622,359)

Reinvested capital gains	15	38,896,694	32,870,398	55,523	16,134,967	7,950,507	5,059,945	113,382

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,078)	(83,475,394)	(58,298,569)	(25,937)	(9,064,345)	(15,832,532)	(9,400,025)	(523,469)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVNSR2	NVOLG1	NVOLG2	NVRE1	NVRE2	NVSIX2	NVSTB2	NVTIV3
Reinvested dividends	$457,783	3,683,063	3,494,471	597,832	1,033,191	1,659,556	3,162,374	837,389
Mortality and expense risk charges (note 2)	(1,418,288)	(5,716,755)	(8,329,451)	(527,754)	(1,312,080)	(2,734,232)	(2,309,869)	(357,841)

Net investment income (loss)	(960,505)	(2,033,692)	(4,834,980)	70,078	(278,889)	(1,074,676)	852,505	479,548

Realized gain (loss) on investments	874,659	1,065,571	11,314,822	230,453	5,279,258	(8,077,654)	(1,356,832)	900,517
Change in unrealized gain (loss) on investments	(34,423,731)	(148,664,151)	(203,242,783)	(17,585,819)	(42,775,624)	(62,002,505)	(11,679,643)	(3,440,404)

Net gain (loss) on investments	(33,549,072)	(147,598,580)	(191,927,961)	(17,355,366)	(37,496,366)	(70,080,159)	(13,036,475)	(2,539,887)

Reinvested capital gains	6,278,109	27,549,393	36,583,958	2,871,459	5,942,825	24,019,845	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,231,468)	(122,082,879)	(160,178,983)	(14,413,829)	(31,832,430)	(47,134,990)	(12,183,970)	(2,060,339)

Investment Activity*:	SAM	SCF	SCF2	SCGF	SCGF2	SCVF	SCVF2	TRF
Reinvested dividends	$10,933,199	273,779	191,289	-	-	76,736	60,068	1,395,124
Mortality and expense risk charges (note 2)	(11,532,513)	(826,960)	(899,801)	(72,298)	(723,845)	(300,919)	(719,039)	(1,614,071)

Net investment income (loss)	(599,314)	(553,181)	(708,512)	(72,298)	(723,845)	(224,183)	(658,971)	(218,947)

Realized gain (loss) on investments	-	(603,852)	(702,060)	(309,813)	(2,638,609)	(654,856)	(3,274,034)	8,676,745
Change in unrealized gain (loss) on investments	-	(27,212,738)	(28,501,440)	(2,832,674)	(25,870,619)	(6,138,380)	(11,446,937)	(34,571,697)

Net gain (loss) on investments	-	(27,816,590)	(29,203,500)	(3,142,487)	(28,509,228)	(6,793,236)	(14,720,971)	(25,894,952)

Reinvested capital gains	17,652	13,598,946	15,585,437	828,581	9,296,594	3,433,397	7,746,573	12,541,681

Net increase (decrease) in contract owners’ equity resulting from operations	$(581,662)	(14,770,825)	(14,326,575)	(2,386,204)	(19,936,479)	(3,584,022)	(7,633,369)	(13,572,218)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	TRF2	AMCG	AMINS	AMMCGS	AMSRS	AMTB	NOTB4	NOTG4
Reinvested dividends	$979,762	-	1,530	-	61,171	1,792,877	1,064,566	331,868
Mortality and expense risk charges (note 2)	(1,565,025)	(102)	(1,648)	(42,014)	(191,911)	(728,657)	(97,133)	(71,959)

Net investment income (loss)	(585,263)	(102)	(118)	(42,014)	(130,740)	1,064,220	967,433	259,909

Realized gain (loss) on investments	9,644,008	(2,549)	(1,402)	11,777	702,516	(757,485)	(25,885)	67,467
Change in unrealized gain (loss) on investments	(32,283,653)	(3,148)	(67,479)	(1,596,428)	(5,216,574)	(3,972,988)	(4,039,450)	(2,600,066)

Net gain (loss) on investments	(22,639,645)	(5,697)	(68,881)	(1,584,651)	(4,514,058)	(4,730,473)	(4,065,335)	(2,532,599)

Reinvested capital gains	11,149,884	2,087	38,659	537,865	1,299,274	-	2,216,697	1,561,068

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,075,024)	(3,712)	(30,340)	(1,088,800)	(3,345,524)	(3,666,253)	(881,205)	(711,622)

Investment Activity*:	NOTMG4	PMUBA	PMVAAD	PMVEBD	PMVFAD	PMVFHA	PMVFHV	PMVHYD
Reinvested dividends	$813,616	1,977	2,875,507	590,163	202,064	4,676	17	20,783
Mortality and expense risk charges (note 2)	(94,373)	(386)	(608,669)	(189,290)	(209,371)	(1,398)	(12)	(1,980)

Net investment income (loss)	719,243	1,591	2,266,838	400,873	(7,307)	3,278	5	18,803

Realized gain (loss) on investments	(22,736)	(405)	(551,857)	(323,039)	(743,136)	(33,546)	(1)	(3,340)
Change in unrealized gain (loss) on investments	(4,660,028)	(14,693)	(10,441,826)	(2,580,353)	(2,553,809)	(14,144)	(151)	(65,356)

Net gain (loss) on investments	(4,682,764)	(15,098)	(10,993,683)	(2,903,392)	(3,296,945)	(47,690)	(152)	(68,696)

Reinvested capital gains	3,015,960	7,981	3,078,805	-	-	187	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(947,561)	(5,526)	(5,648,040)	(2,502,519)	(3,304,252)	(44,225)	(147)	(49,893)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PMVIV	PMVLAD	PMVRA	PMVRSD	PMVSTA	PMVTRD	PVEIB	PVGOB
Reinvested dividends	$157,491	5,534,718	84,076	235,966	1,418,375	5,360	955,618	-
Mortality and expense risk charges (note 2)	(40,288)	(5,299,026)	(5,408)	(10,230)	(1,272,996)	(2,991)	(1,061,822)	(58,269)

Net investment income (loss)	117,203	235,692	78,668	225,736	145,379	2,369	(106,204)	(58,269)

Realized gain (loss) on investments	(29,460)	(5,924,466)	(29,124)	72,154	(324,412)	(33,812)	1,050,675	81,325
Change in unrealized gain (loss) on investments	(506,413)	(22,772,013)	(231,174)	(361,560)	(1,425,021)	(8,992)	(8,815,005)	(2,360,266)

Net gain (loss) on investments	(535,873)	(28,696,479)	(260,298)	(289,406)	(1,749,433)	(42,804)	(7,764,330)	(2,278,941)

Reinvested capital gains	366	-	-	-	156,996	-	5,536,378	718,667

Net increase (decrease) in contract owners’ equity resulting from operations	$(418,304)	(28,460,787)	(181,630)	(63,670)	(1,447,058)	(40,435)	(2,334,156)	(1,618,543)

Investment Activity*:	PVIGIB	PVTIGB	ROCSC	TRHS2	VVGGS	VWBF	VWEM	VWHA
Reinvested dividends	$170,330	278,994	393	-	-	195,329	24,045	189,509
Mortality and expense risk charges (note 2)	(148,714)	(280,853)	(557)	(4,806,985)	(2,334)	(58,376)	(116,383)	(158,008)

Net investment income (loss)	21,616	(1,859)	(164)	(4,806,985)	(2,334)	136,953	(92,338)	31,501

Realized gain (loss) on investments	(75,088)	(122,285)	(6,423)	6,501,698	(6,609)	(110,206)	(444,591)	(33,545)
Change in unrealized gain (loss) on investments	(747,532)	(4,936,589)	(23,101)	(60,887,675)	(51,318)	(439,831)	(4,151,988)	816,094

Net gain (loss) on investments	(822,620)	(5,058,874)	(29,524)	(54,385,977)	(57,927)	(550,037)	(4,596,579)	782,549

Reinvested capital gains	297,049	1,997,145	1,768	5,268,826	-	-	1,668,464	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(503,955)	(3,063,588)	(27,920)	(53,924,136)	(60,261)	(413,084)	(3,020,453)	814,050

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	VWHAS	VRVDRA	ALMCS	OVB
Reinvested dividends	$927,503	151,977	-	452,355
Mortality and expense risk charges (note 2)	(1,069,306)	(210,507)	(1,657)	(63,605)

Net investment income (loss)	(141,803)	(58,530)	(1,657)	388,750

Realized gain (loss) on investments	6,739,082	873,883	(298,818)	(2,178,220)
Change in unrealized gain (loss) on investments	(10,041,820)	(5,926,913)	162,903	243,711

Net gain (loss) on investments	(3,302,738)	(5,053,030)	(135,915)	(1,934,509)

Reinvested capital gains	-	339,316	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,444,541)	(4,772,244)	(137,572)	(1,545,759)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVBWB		ALVDAA		ALVDAB		ALVGIB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$6,101	(466)	1,168	809	-	(11,075)	(17,045)	(35,321)
Realized gain (loss) on investments	(2,160)	(9,410)	847	1,318	-	2,796,742	33,520	48,299
Change in unrealized gain (loss) on investments	(78,203)	40,130	(29,225)	3,341	-	(1,824,792)	(860,469)	912,492
Reinvested capital gains	22,839	5,830	16,055	-	-	-	640,589	-

Net increase (decrease) in contract owners’ equity resulting from operations	(51,423)	36,084	(11,155)	5,468	-	960,875	(203,405)	925,470

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	269,280	1,699	1,538
Transfers between funds	880	34	1,568	(530)	-	(12,719,530)	350,699	28,592
Redemptions (notes 2, 3, and 4)	(13,032)	(115,484)	(5,219)	(5,266)	-	(2,316,570)	(235,148)	(219,843)
Adjustments to maintain reserves	(24)	19	(40)	6	-	50	82	(74)

Net equity transactions	(12,176)	(115,431)	(3,691)	(5,790)	-	(14,766,770)	117,332	(189,787)

Net change in contract owners’ equity	(63,599)	(79,347)	(14,846)	(322)	-	(13,805,895)	(86,073)	735,683
Contract owners’ equity at beginning of period	268,365	347,712	62,410	62,732	-	13,805,895	4,398,361	3,662,678

Contract owners’ equity at end of period	$204,766	268,365	47,564	62,410	-	-	4,312,288	4,398,361

CHANGE IN UNITS:
Beginning units	12,916	18,898	4,093	4,485	-	1,039,394	100,102	104,459
Units purchased	57	14	143	18	-	79,765	13,457	5,707
Units redeemed	(731)	(5,996)	(388)	(410)	-	(1,119,159)	(8,126)	(10,064)

Ending units	12,242	12,916	3,848	4,093	-	-	105,433	100,102

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVIVB		ALVSVA		ALVSVB		ALMGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$52,811	10,098	3,203	1,575	(780,059)	(1,226,591)	(1,697)	-
Realized gain (loss) on investments	(33,913)	165,903	(14,859)	6,673	728,609	5,070,503	(6,974)	-
Change in unrealized gain (loss) on investments	(402,486)	(15,925)	(162,282)	148,210	(38,796,600)	29,301,522	(36,083)	-
Reinvested capital gains	-	-	72,980	-	16,634,400	-	8,465	-

Net increase (decrease) in contract owners’ equity resulting from operations	(383,588)	160,076	(100,958)	156,458	(22,213,650)	33,145,434	(36,289)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	16,832	15,088	(1,130)	101,389	10,490,124	16,984,673	-	-
Transfers between funds	(452,186)	1,237,036	(5,047)	(105,339)	(14,777,105)	(2,378,153)	272,187	-
Redemptions (notes 2, 3, and 4)	(47,079)	(165,247)	(92,351)	(47,425)	(9,745,680)	(13,107,873)	(3,521)	-
Adjustments to maintain reserves	493	(59)	(10)	(7)	7,403	37	(1)	-

Net equity transactions	(481,940)	1,086,818	(98,538)	(51,382)	(14,025,258)	1,498,684	268,665	-

Net change in contract owners’ equity	(865,528)	1,246,894	(199,496)	105,076	(36,238,908)	34,644,118	232,376	-
Contract owners’ equity at beginning of period	2,806,014	1,559,120	599,151	494,075	138,842,915	104,198,797	-	-

Contract owners’ equity at end of period	$1,940,486	2,806,014	399,655	599,151	102,604,007	138,842,915	232,376	-

CHANGE IN UNITS:
Beginning units	290,594	175,607	24,079	26,824	2,421,295	2,428,393	-	-
Units purchased	61,551	248,268	395	5,068	381,037	1,111,013	33,631	-
Units redeemed	(116,582)	(133,281)	(5,333)	(7,813)	(628,241)	(1,118,111)	(7,463)	-

Ending units	235,563	290,594	19,141	24,079	2,174,091	2,421,295	26,168	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SVDF		SVOF		WFVOG2		WFVSCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(457)	(1,011)	(2,686)	(4,044)	(161)	(288)	(1,820,795)	(2,363,629)
Realized gain (loss) on investments	(643)	3,747	3,438	15,109	2	2,550	(3,177,270)	6,248,928
Change in unrealized gain (loss) on investments	(34,149)	(12,309)	(104,101)	36,044	(8,587)	(2,164)	(74,664,437)	(13,702,220)
Reinvested capital gains	9,703	5,209	38,284	15,611	2,627	2,202	21,598,535	17,489,357

Net increase (decrease) in contract owners’ equity resulting from operations	(25,546)	(4,364)	(65,065)	62,720	(6,119)	2,300	(58,063,967)	7,672,436

Equity transactions:
Purchase payments received from contract owners (note 4)	58	309	12	3,297	-	-	11,004,073	33,497,518
Transfers between funds	-	-	-	-	-	-	7,553,966	(7,239,048)
Redemptions (notes 2, 3, and 4)	(3,469)	(4,673)	(34,171)	(42,997)	(186)	(5,702)	(8,247,461)	(11,367,265)
Adjustments to maintain reserves	(15,233)	(34)	(50,423)	785	(32)	(14)	(7,736)	107

Net equity transactions	(18,644)	(4,398)	(84,582)	(38,915)	(218)	(5,716)	10,302,842	14,891,312

Net change in contract owners’ equity	(44,190)	(8,762)	(149,647)	23,805	(6,337)	(3,416)	(47,761,125)	22,563,748
Contract owners’ equity at beginning of period	66,600	75,362	309,915	286,110	16,102	19,518	158,332,130	135,768,382

Contract owners’ equity at end of period	$22,410	66,600	160,268	309,915	9,765	16,102	110,571,005	158,332,130

CHANGE IN UNITS:
Beginning units	-	-	-	-	291	403	2,678,036	2,454,772
Units purchased	-	-	-	-	-	-	785,381	950,701
Units redeemed	-	-	-	-	(6)	(112)	(576,633)	(727,437)

Ending units	-	-	-	-	285	291	2,886,784	2,678,036

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AAEIP3		ARLPE3		ACVB		ACVCA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$6,043	1,194	10,362	3,917	(30,689)	(160,750)	(417)	(559)
Realized gain (loss) on investments	17,881	(136)	(13,444)	21,028	(67,765)	571,181	(1,123)	2,357
Change in unrealized gain (loss) on investments	(14,254)	10,089	(38,025)	(2,091)	(8,151,812)	1,864,868	(13,711)	(3,314)
Reinvested capital gains	-	-	8,055	-	3,478,946	1,216,241	4,214	5,223

Net increase (decrease) in contract owners’ equity resulting from operations	9,670	11,147	(33,052)	22,854	(4,771,320)	3,491,540	(11,037)	3,707

Equity transactions:
Purchase payments received from contract owners (note 4)	-	15,000	-	20,000	108,252	122,388	2	1,079
Transfers between funds	80,535	23,048	-	(79,504)	(882,602)	(16,769)	-	-
Redemptions (notes 2, 3, and 4)	(11,763)	(326)	-	-	(1,824,678)	(2,730,119)	(2,872)	(7,574)
Adjustments to maintain reserves	4,203	(11)	(1)	(9)	(5,239)	(94)	(420)	218

Net equity transactions	72,975	37,711	(1)	(59,513)	(2,604,267)	(2,624,594)	(3,290)	(6,277)

Net change in contract owners’ equity	82,645	48,858	(33,053)	(36,659)	(7,375,587)	866,946	(14,327)	(2,570)
Contract owners’ equity at beginning of period	73,628	24,770	112,676	149,335	26,662,555	25,795,609	40,262	42,832

Contract owners’ equity at end of period	$156,273	73,628	79,623	112,676	19,286,968	26,662,555	25,935	40,262

CHANGE IN UNITS:
Beginning units	8,676	3,988	6,940	11,330	480,096	530,862	-	-
Units purchased	8,786	5,118	-	1,213	4,454	10,707	-	-
Units redeemed	(1,595)	(430)	-	(5,603)	(59,019)	(61,473)	-	-

Ending units	15,867	8,676	6,940	6,940	425,531	480,096	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVI		ACVIG		ACVIG2		ACVIP1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(27)	(76)	57,466	(41,073)	5,894	(19,319)	142,683	79,389
Realized gain (loss) on investments	(30)	797	(303,103)	174,548	(77,472)	67,065	37,237	6,677
Change in unrealized gain (loss) on investments	(2,057)	(456)	(5,574,689)	670,370	(1,274,412)	128,753	(616,121)	75,478
Reinvested capital gains	671	218	3,564,671	2,278,975	821,535	538,425	13,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,443)	483	(2,255,655)	3,082,820	(524,455)	714,924	(422,627)	161,544

Equity transactions:
Purchase payments received from contract owners (note 4)	81	738	109,970	214,630	5,044	1,828	33,515	158,115
Transfers between funds	75	-	(666,419)	641,915	(79,630)	(76,631)	923,812	810,657
Redemptions (notes 2, 3, and 4)	(924)	(3,259)	(1,254,199)	(1,068,370)	(225,178)	(294,318)	(237,638)	(36,193)
Adjustments to maintain reserves	2,177	(22)	690	1	92	(169)	129	(15)

Net equity transactions	1,409	(2,543)	(1,809,958)	(211,824)	(299,672)	(369,290)	719,818	932,564

Net change in contract owners’ equity	(34)	(2,060)	(4,065,613)	2,870,996	(824,127)	345,634	297,191	1,094,108
Contract owners’ equity at beginning of period	5,925	7,985	16,736,276	13,865,280	3,843,755	3,498,121	3,012,724	1,918,616

Contract owners’ equity at end of period	$5,891	5,925	12,670,663	16,736,276	3,019,628	3,843,755	3,309,915	3,012,724

CHANGE IN UNITS:
Beginning units	-	-	458,710	463,781	86,686	95,652	250,449	168,947
Units purchased	-	-	5,510	80,928	1,885	3,863	130,559	87,031
Units redeemed	-	-	(60,901)	(85,999)	(9,175)	(12,829)	(64,333)	(5,529)

Ending units	-	-	403,319	458,710	79,396	86,686	316,675	250,449

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVIP2		ACVMV1		ACVMV2		ACVV2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$9,132,197	4,214,403	113,509	(1,693)	947,749	(892,191)	129,169	54,877
Realized gain (loss) on investments	1,210,473	929,369	35,400	226,009	5,485,978	6,536,211	(3,460,861)	1,101,588
Change in unrealized gain (loss) on investments	(52,717,197)	6,600,953	(1,785,776)	1,710,774	(33,398,335)	25,660,660	(2,899,307)	1,555,579
Reinvested capital gains	1,355,186	-	1,372,029	-	21,865,963	-	3,808,437	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,019,341)	11,744,725	(264,838)	1,935,090	(5,098,645)	31,304,680	(2,422,562)	2,712,044

Equity transactions:
Purchase payments received from contract owners (note 4)	29,300,624	30,471,801	755,728	432,694	13,531,361	16,452,409	5,856,807	8,958,450
Transfers between funds	(20,314,604)	65,601,596	(209,498)	(205,290)	(9,096,230)	(8,235,818)	9,220,255	23,617,521
Redemptions (notes 2, 3, and 4)	(24,052,323)	(25,431,117)	(876,186)	(909,410)	(14,693,436)	(17,356,730)	(3,982,441)	(2,335,445)
Adjustments to maintain reserves	312	(123)	(6,768)	30	(25,628)	(34)	(6,587)	5

Net equity transactions	(15,065,991)	70,642,157	(336,724)	(681,976)	(10,283,933)	(9,140,173)	11,088,034	30,240,531

Net change in contract owners’ equity	(56,085,332)	82,386,882	(601,562)	1,253,114	(15,382,578)	22,164,507	8,665,472	32,952,575
Contract owners’ equity at beginning of period	288,227,712	205,840,830	10,526,086	9,272,972	178,594,635	156,430,128	36,013,669	3,061,094

Contract owners’ equity at end of period	$232,142,380	288,227,712	9,924,524	10,526,086	163,212,057	178,594,635	44,679,141	36,013,669

CHANGE IN UNITS:
Beginning units	17,959,497	13,530,463	325,364	346,062	4,593,421	4,865,239	885,477	89,777
Units purchased	5,229,151	7,618,319	49,309	34,823	1,057,741	1,047,979	1,434,034	1,179,211
Units redeemed	(6,310,650)	(3,189,285)	(59,910)	(55,521)	(1,368,475)	(1,319,797)	(1,210,515)	(383,511)

Ending units	16,877,998	17,959,497	314,763	325,364	4,282,687	4,593,421	1,108,996	885,477

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AFGC		AFGF		AFHY		AMVBC4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$10,910	1,469	(97,285)	(138,547)	20,868	10,071	143,818	13,564
Realized gain (loss) on investments	(107,278)	(583)	700,558	623,799	(32,089)	25,451	(137,431)	12,346
Change in unrealized gain (loss) on investments	10,513	(74,531)	(7,739,852)	532,436	(32,911)	(6,179)	(1,135,179)	398,864
Reinvested capital gains	-	61,040	1,892,387	2,040,826	-	-	990,120	-

Net increase (decrease) in contract owners’ equity resulting from operations	(85,855)	(12,605)	(5,244,192)	3,058,514	(44,132)	29,343	(138,672)	424,774

Equity transactions:
Purchase payments received from contract owners (note 4)	-	166	7,720	4,228	216	1,832	7,593,966	1,787,335
Transfers between funds	-	(2,609)	(39,180)	-	(4,637)	(5,127)	6,055,202	(8,188)
Redemptions (notes 2, 3, and 4)	(190,509)	(23,060)	(1,219,161)	(1,148,520)	(71,646)	(131,531)	(234,788)	(26,422)
Adjustments to maintain reserves	1,366	(4)	4,451	(167)	2,626	(51)	21,500	(42)

Net equity transactions	(189,143)	(25,507)	(1,246,170)	(1,144,459)	(73,441)	(134,877)	13,435,880	1,752,683

Net change in contract owners’ equity	(274,998)	(38,112)	(6,490,362)	1,914,055	(117,573)	(105,534)	13,297,208	2,177,457
Contract owners’ equity at beginning of period	687,925	726,037	17,379,196	15,465,141	414,042	519,576	3,085,728	908,271

Contract owners’ equity at end of period	$412,927	687,925	10,888,834	17,379,196	296,469	414,042	16,382,936	3,085,728

CHANGE IN UNITS:
Beginning units	17,175	17,811	43,683	46,920	5,145	6,943	204,215	75,460
Units purchased	-	-	20	6	3,713	2,920	1,278,279	177,278
Units redeemed	(5,492)	(636)	(4,221)	(3,243)	(4,771)	(4,718)	(174,680)	(48,523)

Ending units	11,683	17,175	39,482	43,683	4,087	5,145	1,307,814	204,215

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVCB4		AMVGS4		AMVGV2		AMVI4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$15,300	9,754	(3,864)	(4,764)	222,534	-	5,906	10,419
Realized gain (loss) on investments	(5,712)	395	(20,982)	6,353	(29,161)	-	(126,137)	39,754
Change in unrealized gain (loss) on investments	(84,423)	39,810	(463,187)	13,292	(289,150)	-	(149,144)	(79,948)
Reinvested capital gains	-	-	225,037	19,482	-	-	101,736	-

Net increase (decrease) in contract owners’ equity resulting from operations	(74,835)	49,959	(262,996)	34,363	(95,777)	-	(167,639)	(29,775)

Equity transactions:
Purchase payments received from contract owners (note 4)	84,597	403,998	5,848	128,021	2,503,730	-	57,969	456,634
Transfers between funds	98,470	(13)	16,572	92,666	5,534,797	-	210,057	17,124
Redemptions (notes 2, 3, and 4)	(6,373)	(303)	(6,219)	(11,950)	(217,099)	-	(13,196)	(148,527)
Adjustments to maintain reserves	5,172	(13)	(246)	(6)	(12)	-	3,645	-

Net equity transactions	181,866	403,669	15,955	208,731	7,821,416	-	258,475	325,231

Net change in contract owners’ equity	107,031	453,628	(247,041)	243,094	7,725,639	-	90,836	295,456
Contract owners’ equity at beginning of period	631,823	178,195	880,112	637,018	-	-	639,291	343,835

Contract owners’ equity at end of period	$738,854	631,823	633,071	880,112	7,725,639	-	730,127	639,291

CHANGE IN UNITS:
Beginning units	47,995	15,431	56,798	43,527	-	-	55,554	29,230
Units purchased	22,253	32,587	2,095	18,076	962,050	-	27,323	38,658
Units redeemed	(9,411)	(23)	(448)	(4,805)	(147,308)	-	(2,024)	(12,334)

Ending units	60,837	47,995	58,445	56,798	814,742	-	80,853	55,554

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVNW4		AVPAP2		BRVED3		BRVHY3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5,342	(773)	3,725,002	(1,273,660)	(78,098)	(422,896)	2,114,559	1,345,735
Realized gain (loss) on investments	(118,264)	710	5,600,437	19,075,226	2,931,264	9,186,557	(1,022,915)	197,444
Change in unrealized gain (loss) on investments	5,194	(12,733)	(132,067,564)	54,530,718	(38,167,398)	3,252,917	(9,239,856)	(79,551)
Reinvested capital gains	44,785	6,398	20,868,888	-	23,463,182	29,140,881	-	178,923

Net increase (decrease) in contract owners’ equity resulting from operations	(62,943)	(6,398)	(101,873,237)	72,332,284	(11,851,050)	41,157,459	(8,148,212)	1,642,551

Equity transactions:
Purchase payments received from contract owners (note 4)	1,963,900	367,964	2,960,151	2,906,605	2,086,764	1,605,225	8,425,017	19,736,019
Transfers between funds	437,546	4,374	(4,227,058)	(11,905,475)	(10,921,345)	(29,540,540)	(1,682,782)	7,065,780
Redemptions (notes 2, 3, and 4)	(19,331)	(6,265)	(59,917,119)	(87,211,197)	(19,508,637)	(15,077,696)	(3,831,711)	(3,447,597)
Adjustments to maintain reserves	1,363	(4)	21,690	(17)	(4,588)	(51)	68,480	73,296

Net equity transactions	2,383,478	366,069	(61,162,336)	(96,210,084)	(28,347,806)	(43,013,062)	2,979,004	23,427,498

Net change in contract owners’ equity	2,320,535	359,671	(163,035,573)	(23,877,800)	(40,198,856)	(1,855,603)	(5,169,208)	25,070,049
Contract owners’ equity at beginning of period	415,042	55,371	682,553,219	706,431,019	238,310,239	240,165,842	63,282,265	38,212,216

Contract owners’ equity at end of period	$2,735,577	415,042	519,517,646	682,553,219	198,111,383	238,310,239	58,113,057	63,282,265

CHANGE IN UNITS:
Beginning units	29,929	4,129	38,311,866	43,965,150	13,407,076	16,016,383	4,942,037	3,105,765
Units purchased	250,793	37,061	1,144,161	2,050,857	871,128	541,699	2,193,346	2,810,667
Units redeemed	(20,291)	(11,261)	(5,064,221)	(7,704,141)	(2,481,890)	(3,151,006)	(1,988,812)	(974,395)

Ending units	260,431	29,929	34,391,806	38,311,866	11,796,314	13,407,076	5,146,571	4,942,037

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	BRVTR3		MLVGA3		DCAP		DCAPS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,520,085	1,801	(4,797,758)	(2,942,838)	(206)	(233,699)	(1,037)	(1,036,894)
Realized gain (loss) on investments	(5,600,567)	4,444	(9,149,404)	3,000,016	(3,071)	8,757,979	(7,922)	30,851,985
Change in unrealized gain (loss) on investments	(79,598,775)	(15,356,364)	(51,371,574)	(42,173,666)	(12,205)	(4,819,980)	(134,765)	(19,220,405)
Reinvested capital gains	85,113	1,689,657	4,562,976	58,792,851	8,717	2,873,970	81,757	9,321,651

Net increase (decrease) in contract owners’ equity resulting from operations	(82,594,144)	(13,660,462)	(60,755,760)	16,676,363	(6,765)	6,578,270	(61,967)	19,916,337

Equity transactions:
Purchase payments received from contract owners (note 4)	49,217,638	88,386,825	11,170,199	22,355,014	3	156,878	(348)	401,751
Transfers between funds	1,836,628	48,881,433	(10,279,719)	(7,255,472)	-	(33,211,584)	(440)	(100,090,446)
Redemptions (notes 2, 3, and 4)	(26,622,012)	(25,027,586)	(23,926,754)	(34,645,335)	(2,630)	(2,075,844)	(1,163)	(12,149,500)
Adjustments to maintain reserves	757,706	(81,674)	(21,530)	(1,703)	(4,541)	1	3,026	(15,193)

Net equity transactions	25,189,960	112,158,998	(23,057,804)	(19,547,496)	(7,168)	(35,130,549)	1,075	(111,853,388)

Net change in contract owners’ equity	(57,404,184)	98,498,536	(83,813,564)	(2,871,133)	(13,933)	(28,552,279)	(60,892)	(91,937,051)
Contract owners’ equity at beginning of period	510,161,223	411,662,687	353,256,451	356,127,584	36,307	28,588,586	316,876	92,253,927

Contract owners’ equity at end of period	$452,757,039	510,161,223	269,442,887	353,256,451	22,374	36,307	255,984	316,876

CHANGE IN UNITS:
Beginning units	46,245,716	36,250,688	16,077,316	16,997,308	-	638,601	7,562	2,275,227
Units purchased	9,157,829	15,263,627	938,948	1,771,747	-	9,236	138	64,391
Units redeemed	(6,911,809)	(5,268,599)	(2,180,907)	(2,691,739)	-	(647,837)	(153)	(2,332,056)

Ending units	48,491,736	46,245,716	14,835,357	16,077,316	-	-	7,547	7,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DGI		DSIF		DSIFS		DSRG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(76,868)	(138,946)	1,940	(503,788)	(2,042)	(822,453)	(314,179)	(263,937)
Realized gain (loss) on investments	268,303	827,369	15,377,401	20,983,708	(13,806)	63,647,579	518,936	2,257,392
Change in unrealized gain (loss) on investments	(5,752,843)	1,697,585	(86,690,208)	28,606,101	(166,016)	(39,738,907)	(14,792,543)	7,510,118
Reinvested capital gains	2,892,790	1,038,932	19,566,072	11,316,975	49,894	6,215,319	2,889,772	1,052,885

Net increase (decrease) in contract owners’ equity resulting from operations	(2,668,618)	3,424,940	(51,744,795)	60,402,996	(131,970)	29,301,538	(11,698,014)	10,556,458

Equity transactions:
Purchase payments received from contract owners (note 4)	181,556	99,219	1,277,886	1,482,168	(488)	400,780	209,604	218,622
Transfers between funds	(160,859)	(329,552)	(4,102,378)	(2,165,920)	(29)	(145,349,934)	(647,801)	(487,699)
Redemptions (notes 2, 3, and 4)	(1,012,290)	(951,513)	(17,080,175)	(22,507,621)	(94,267)	(16,163,300)	(2,899,513)	(3,626,609)
Adjustments to maintain reserves	453	(2)	(34,027)	1,061	(5,193)	(4,678)	9,383	(56)

Net equity transactions	(991,140)	(1,181,848)	(19,938,694)	(23,190,312)	(99,977)	(161,117,132)	(3,328,327)	(3,895,742)

Net change in contract owners’ equity	(3,659,758)	2,243,092	(71,683,489)	37,212,684	(231,947)	(131,815,594)	(15,026,341)	6,660,716
Contract owners’ equity at beginning of period	16,935,718	14,692,626	274,563,211	237,350,527	699,027	132,514,621	50,039,836	43,379,120

Contract owners’ equity at end of period	$13,275,960	16,935,718	202,879,722	274,563,211	467,080	699,027	35,013,495	50,039,836

CHANGE IN UNITS:
Beginning units	324,886	349,495	2,422,495	2,654,436	11,520	3,040,078	555,601	603,335
Units purchased	4,713	6,963	21,547	47,888	768	60,900	3,608	6,161
Units redeemed	(26,696)	(31,572)	(223,184)	(279,829)	(2,613)	(3,089,458)	(48,794)	(53,895)

Ending units	302,903	324,886	2,220,858	2,422,495	9,675	11,520	510,415	555,601

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DVDLS		DVMCSS		DVSCS		CHSMM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(8,524)	(10,706)	(378,344)	(456,549)	(282,083)	(511,182)	33,404	(67,801)
Realized gain (loss) on investments	(3,841)	13,621	(371,258)	1,130,174	1,529,586	4,126,405	-	-
Change in unrealized gain (loss) on investments	(256,110)	116,324	(14,439,457)	7,323,148	(19,773,218)	10,574,560	-	-
Reinvested capital gains	137,437	-	8,793,297	254,925	6,933,145	1,014,615	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(131,038)	119,239	(6,395,762)	8,251,698	(11,592,570)	15,204,398	33,404	(67,801)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,726	453	404,145	4,345,090	282,792	480,713	877,793	327,087
Transfers between funds	5,036	(47,003)	(1,643,100)	(2,496,991)	(940,281)	(9,286,996)	11,574	2,199,762
Redemptions (notes 2, 3, and 4)	(15,809)	(182,678)	(3,538,929)	(2,491,468)	(5,037,303)	(7,515,761)	(1,718,321)	(1,151,663)
Adjustments to maintain reserves	136	(26)	2,873	(314)	(838)	(21)	17	38

Net equity transactions	(4,911)	(229,254)	(4,775,011)	(643,683)	(5,695,630)	(16,322,065)	(828,937)	1,375,224

Net change in contract owners’ equity	(135,949)	(110,015)	(11,170,773)	7,608,015	(17,288,200)	(1,117,667)	(795,533)	1,307,423
Contract owners’ equity at beginning of period	730,596	840,611	42,808,530	35,200,515	67,203,242	68,320,909	8,204,248	6,896,825

Contract owners’ equity at end of period	$594,647	730,596	31,637,757	42,808,530	49,915,042	67,203,242	7,408,715	8,204,248

CHANGE IN UNITS:
Beginning units	21,937	28,459	2,480,470	2,523,599	1,143,765	1,449,068	836,847	692,340
Units purchased	331	328	129,845	404,378	28,915	72,463	291,026	427,670
Units redeemed	(505)	(6,850)	(440,117)	(447,507)	(141,861)	(377,766)	(385,382)	(283,163)

Ending units	21,763	21,937	2,170,198	2,480,470	1,030,819	1,143,765	742,491	836,847

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	CLVHY2		DWVSVS		ETVFR		FQB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$468,506	386,818	(706,441)	(670,506)	3,156,082	908,436	51,589	58,517
Realized gain (loss) on investments	(1,073,789)	82,135	(49,259)	(202,055)	(3,547,458)	(237,200)	(54,756)	4,081
Change in unrealized gain (loss) on investments	(1,118,292)	(128,297)	(15,587,051)	19,769,632	(4,292,704)	610,073	(513,186)	(233,663)
Reinvested capital gains	90,168	-	5,092,369	-	-	-	61,574	41,991

Net increase (decrease) in contract owners’ equity resulting from operations	(1,633,407)	340,656	(11,250,382)	18,897,071	(4,684,080)	1,281,309	(454,779)	(129,074)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,477,380	4,437,442	8,438,364	13,756,869	19,609,253	15,015,289	11,648	45,442
Transfers between funds	(75,913)	(62,457)	(2,712,454)	(7,365,658)	5,703,428	17,386,363	69,106	(18,715)
Redemptions (notes 2, 3, and 4)	(591,333)	(465,637)	(5,176,922)	(4,483,441)	(6,447,088)	(4,920,697)	(334,158)	(451,762)
Adjustments to maintain reserves	17,962	11	8,845	(209)	(115,028)	113	(27)	(50)

Net equity transactions	1,828,096	3,909,359	557,833	1,907,561	18,750,565	27,481,068	(253,431)	(425,085)

Net change in contract owners’ equity	194,689	4,250,015	(10,692,549)	20,804,632	14,066,485	28,762,377	(708,210)	(554,159)
Contract owners’ equity at beginning of period	12,250,764	8,000,749	81,110,406	60,305,774	84,000,989	55,238,612	4,469,733	5,023,892

Contract owners’ equity at end of period	$12,445,453	12,250,764	70,417,857	81,110,406	98,067,474	84,000,989	3,761,523	4,469,733

CHANGE IN UNITS:
Beginning units	1,018,946	687,402	3,716,839	3,656,633	7,443,287	4,999,796	250,338	273,906
Units purchased	484,779	619,470	783,985	1,058,452	5,535,960	4,106,917	13,043	11,988
Units redeemed	(327,915)	(287,926)	(770,918)	(998,246)	(3,996,099)	(1,663,426)	(28,150)	(35,556)

Ending units	1,175,810	1,018,946	3,729,906	3,716,839	8,983,148	7,443,287	235,231	250,338

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FQBS		FVU2S		FAMP		FB2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$110,233	115,009	(7,755)	873	512,750	213,990	(2,857,222)	(6,131,499)
Realized gain (loss) on investments	(268,470)	8,277	(4,590)	7,176	1,235,027	4,379,939	6,866,595	8,040,140
Change in unrealized gain (loss) on investments	(1,539,200)	(716,660)	(213,717)	75,129	(21,157,942)	2,451,059	(283,511,078)	74,495,964
Reinvested capital gains	194,834	129,221	131,232	-	5,207,510	491,928	60,065,038	71,395,219

Net increase (decrease) in contract owners’ equity resulting from operations	(1,502,603)	(464,153)	(94,830)	83,178	(14,202,655)	7,536,916	(219,436,667)	147,799,824

Equity transactions:
Purchase payments received from contract owners (note 4)	41,012	10,194	-	2,571	567,051	764,505	92,122,388	175,509,980
Transfers between funds	(615,633)	220,507	86,180	25,622	(1,302,663)	(995,748)	14,835,795	11,364,879
Redemptions (notes 2, 3, and 4)	(925,955)	(1,151,270)	(44,907)	(66,612)	(6,675,039)	(8,686,364)	(55,313,152)	(50,862,364)
Adjustments to maintain reserves	(248)	63	48	(70)	(16,068)	24	(35,527)	(40)

Net equity transactions	(1,500,824)	(920,506)	41,321	(38,489)	(7,426,719)	(8,917,583)	51,609,504	136,012,455

Net change in contract owners’ equity	(3,003,427)	(1,384,659)	(53,509)	44,689	(21,629,374)	(1,380,667)	(167,827,163)	283,812,279
Contract owners’ equity at beginning of period	14,069,764	15,454,423	590,460	545,771	90,296,963	91,677,630	1,121,516,896	837,704,617

Contract owners’ equity at end of period	$11,066,337	14,069,764	536,951	590,460	68,667,589	90,296,963	953,689,733	1,121,516,896

CHANGE IN UNITS:
Beginning units	915,778	973,629	47,630	51,361	1,381,586	1,522,133	58,022,390	50,451,237
Units purchased	20,095	54,609	9,742	3,508	11,303	21,401	9,790,707	13,460,951
Units redeemed	(127,199)	(112,460)	(6,293)	(7,239)	(145,722)	(161,948)	(6,702,729)	(5,889,798)

Ending units	808,674	915,778	51,079	47,630	1,247,167	1,381,586	61,110,368	58,022,390

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FC2		FEI2		FEIP		FEMS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,970,490)	(1,863,032)	847,134	686,253	1,327,477	1,536,165	106,026	353,742
Realized gain (loss) on investments	2,994,614	1,012,449	561,439	3,200,977	5,579,672	9,633,799	(450,222)	1,977,405
Change in unrealized gain (loss) on investments	(71,142,766)	12,759,457	(37,465,098)	24,294,746	(33,707,161)	16,403,200	(10,266,752)	(9,315,878)
Reinvested capital gains	10,000,297	19,407,473	11,743,453	40,027,985	8,484,192	31,319,165	-	4,533,568

Net increase (decrease) in contract owners’ equity resulting from operations	(60,118,345)	31,316,347	(24,313,072)	68,209,961	(18,315,820)	58,892,329	(10,610,948)	(2,451,163)

Equity transactions:
Purchase payments received from contract owners (note 4)	60,318,263	115,049,114	32,100,280	53,018,237	2,626,377	1,787,588	7,376,242	26,158,000
Transfers between funds	(5,906,521)	590,344	(18,160,734)	(13,467,189)	(3,987,835)	(4,799,029)	3,105,499	(2,811,600)
Redemptions (notes 2, 3, and 4)	(9,232,471)	(5,983,583)	(27,809,081)	(35,839,234)	(24,562,067)	(24,905,061)	(2,193,902)	(1,792,897)
Adjustments to maintain reserves	(24,390)	144	(93,952)	(735)	(283,999)	1,853	4,878	54

Net equity transactions	45,154,881	109,656,019	(13,963,487)	3,711,079	(26,207,524)	(27,914,649)	8,292,717	21,553,557

Net change in contract owners’ equity	(14,963,464)	140,972,366	(38,276,559)	71,921,040	(44,523,344)	30,977,680	(2,318,231)	19,102,394
Contract owners’ equity at beginning of period	206,269,586	65,297,220	374,063,551	302,142,511	294,719,468	263,741,788	45,571,869	26,469,475

Contract owners’ equity at end of period	$191,306,122	206,269,586	335,786,992	374,063,551	250,196,124	294,719,468	43,253,638	45,571,869

CHANGE IN UNITS:
Beginning units	2,980,286	1,196,323	9,481,876	9,410,420	2,538,148	2,805,619	3,494,272	1,961,867
Units purchased	1,639,698	2,131,960	1,419,371	1,926,341	24,940	30,616	1,398,294	2,797,248
Units redeemed	(648,587)	(347,997)	(1,752,459)	(1,854,885)	(272,746)	(298,087)	(672,413)	(1,264,843)

Ending units	3,971,397	2,980,286	9,148,788	9,481,876	2,290,342	2,538,148	4,220,153	3,494,272

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FF10S		FF10S2		FF20S		FF20S2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$30,891	(23,810)	1,250,417	(2,001,387)	40,716	(27,850)	1,289,796	(2,656,111)
Realized gain (loss) on investments	(311,763)	176,411	683,785	9,374,957	(924,355)	218,617	7,531,382	17,440,948
Change in unrealized gain (loss) on investments	(771,708)	(103,340)	(61,194,736)	(5,691,246)	(1,216,486)	16,458	(112,553,483)	(6,078,081)
Reinvested capital gains	274,691	189,609	15,963,140	10,574,411	684,572	434,594	35,698,856	22,577,590

Net increase (decrease) in contract owners’ equity resulting from operations	(777,889)	238,870	(43,297,394)	12,256,735	(1,415,553)	641,819	(68,033,449)	31,284,346

Equity transactions:
Purchase payments received from contract owners (note 4)	9,876	18,491	5,050,382	16,473,852	122,511	160,284	3,311,385	4,363,439
Transfers between funds	(275,517)	(471,983)	(8,168,430)	7,105,260	(244,352)	191,546	(8,456,170)	(3,125,310)
Redemptions (notes 2, 3, and 4)	(408,942)	(383,886)	(23,918,986)	(31,715,154)	(902,810)	(1,154,629)	(36,141,371)	(46,952,501)
Adjustments to maintain reserves	48,515	(38)	(913)	(22)	71,319	(56)	(43,597)	(112)

Net equity transactions	(626,068)	(837,416)	(27,037,947)	(8,136,064)	(953,332)	(802,855)	(41,329,753)	(45,714,484)

Net change in contract owners’ equity	(1,403,957)	(598,546)	(70,335,341)	4,120,671	(2,368,885)	(161,036)	(109,363,202)	(14,430,138)
Contract owners’ equity at beginning of period	5,098,162	5,696,708	300,032,787	295,912,116	7,958,695	8,119,731	407,913,758	422,343,896

Contract owners’ equity at end of period	$3,694,205	5,098,162	229,697,446	300,032,787	5,589,810	7,958,695	298,550,556	407,913,758

CHANGE IN UNITS:
Beginning units	251,352	292,996	14,022,493	14,422,297	355,112	391,213	16,526,244	18,407,215
Units purchased	7,101	3,048	745,175	2,503,393	9,664	36,964	479,340	643,400
Units redeemed	(44,860)	(44,692)	(2,165,585)	(2,903,197)	(66,517)	(73,065)	(2,403,129)	(2,524,371)

Ending units	213,593	251,352	12,602,083	14,022,493	298,259	355,112	14,602,455	16,526,244

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FF30S		FF30S2		FG2		FGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$78,894	(54,077)	156,950	(597,263)	(7,332,568)	(10,782,651)	1,446,869	7,044,134
Realized gain (loss) on investments	298,160	445,579	487,025	1,611,696	23,149,004	15,391,566	11,322,975	12,401,659
Change in unrealized gain (loss) on investments	(4,581,056)	600,456	(24,151,324)	3,875,345	(272,119,706)	(19,074,361)	(79,181,598)	97,386,765
Reinvested capital gains	954,580	684,008	5,718,112	3,706,523	50,340,361	148,804,280	16,255,312	34,157,752

Net increase (decrease) in contract owners’ equity resulting from operations	(3,249,422)	1,675,966	(17,789,237)	8,596,301	(205,962,909)	134,338,834	(50,156,442)	150,990,310

Equity transactions:
Purchase payments received from contract owners (note 4)	412,868	433,076	7,439,768	10,710,819	71,755,013	179,743,473	80,226,123	130,868,553
Transfers between funds	308,788	278,822	(987,471)	1,887,735	(40,922,183)	(45,927,298)	(26,610,165)	(70,993,411)
Redemptions (notes 2, 3, and 4)	(695,741)	(1,397,484)	(5,917,498)	(6,272,605)	(47,802,590)	(54,907,940)	(40,139,598)	(33,358,543)
Adjustments to maintain reserves	263,511	(137)	1,766	-	(61,005)	(1,865)	(31,413)	(103)

Net equity transactions	289,426	(685,723)	536,565	6,325,949	(17,030,765)	78,906,370	13,444,947	26,516,496

Net change in contract owners’ equity	(2,959,996)	990,243	(17,252,672)	14,922,250	(222,993,674)	213,245,204	(36,711,495)	177,506,806
Contract owners’ equity at beginning of period	16,625,901	15,635,658	96,646,185	81,723,935	815,861,763	602,616,559	819,699,089	642,192,283

Contract owners’ equity at end of period	$13,665,905	16,625,901	79,393,513	96,646,185	592,868,089	815,861,763	782,987,594	819,699,089

CHANGE IN UNITS:
Beginning units	662,336	690,190	3,465,488	3,249,367	11,354,636	10,140,669	41,953,858	40,752,096
Units purchased	53,472	43,601	501,492	568,143	2,090,068	3,549,691	7,813,670	9,261,229
Units redeemed	(51,781)	(71,455)	(490,751)	(352,022)	(2,323,096)	(2,335,724)	(6,938,830)	(8,059,467)

Ending units	664,027	662,336	3,476,229	3,465,488	11,121,608	11,354,636	42,828,698	41,953,858

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FGP		FHIP		FIGBP2		FIGBS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,311,820)	(7,651,730)	1,005,259	1,275,232	7,587,881	5,409,480	93,919	85,782
Realized gain (loss) on investments	31,029,272	44,316,134	(993,161)	(324,799)	(11,102,950)	1,374,410	(1,809,160)	253,064
Change in unrealized gain (loss) on investments	(211,898,843)	(43,799,073)	(3,926,431)	22,719	(226,212,205)	(60,849,442)	(779,003)	(1,059,565)
Reinvested capital gains	35,179,515	119,307,966	-	-	58,435,931	31,144,480	620,975	399,520

Net increase (decrease) in contract owners’ equity resulting from operations	(149,001,876)	112,173,297	(3,914,333)	973,152	(171,291,343)	(22,921,072)	(1,873,269)	(321,199)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,806,085	3,349,219	536,433	228,380	69,273,175	146,635,179	165,768	175,079
Transfers between funds	(7,708,452)	(8,357,869)	(786,715)	(415,588)	(9,863,211)	148,516,388	(572,973)	(683,294)
Redemptions (notes 2, 3, and 4)	(38,863,212)	(47,298,467)	(2,927,809)	(2,689,073)	(71,353,606)	(72,558,897)	(1,136,590)	(1,560,598)
Adjustments to maintain reserves	(133,758)	4,471	27,488	167	17,892	(374)	81,001	150

Net equity transactions	(42,899,337)	(52,302,646)	(3,150,603)	(2,876,114)	(11,925,750)	222,592,296	(1,462,794)	(2,068,663)

Net change in contract owners’ equity	(191,901,213)	59,870,651	(7,064,936)	(1,902,962)	(183,217,093)	199,671,224	(3,336,063)	(2,389,862)
Contract owners’ equity at beginning of period	600,923,893	541,053,242	32,089,618	33,992,580	1,168,060,049	968,388,825	13,542,119	15,931,981

Contract owners’ equity at end of period	$409,022,680	600,923,893	25,024,682	32,089,618	984,842,956	1,168,060,049	10,206,056	13,542,119

CHANGE IN UNITS:
Beginning units	2,300,262	2,516,303	755,660	823,287	70,214,482	57,103,898	809,337	932,031
Units purchased	27,751	27,871	53,072	39,200	9,657,739	20,888,843	36,546	127,238
Units redeemed	(234,239)	(243,912)	(130,903)	(106,827)	(10,826,011)	(7,778,259)	(135,146)	(249,932)

Ending units	2,093,774	2,300,262	677,829	755,660	69,046,210	70,214,482	710,737	809,337

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FMC2		FMCS		FNRS2		FO2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,496,735)	(2,904,054)	(143,414)	(146,260)	829,258	480,490	(603,323)	(1,316,613)
Realized gain (loss) on investments	2,357,624	10,167,091	183,105	453,296	29,000,430	(6,016,974)	1,319,949	2,827,669
Change in unrealized gain (loss) on investments	(51,481,406)	5,975,200	(4,563,673)	646,843	18,833,284	28,497,838	(33,573,736)	7,901,917
Reinvested capital gains	13,287,532	38,051,795	1,026,472	2,850,218	-	-	898,492	8,540,020

Net increase (decrease) in contract owners’ equity resulting from operations	(38,332,985)	51,290,032	(3,497,510)	3,804,097	48,662,972	22,961,354	(31,958,618)	17,952,993

Equity transactions:
Purchase payments received from contract owners (note 4)	1,274,492	2,640,370	205,258	161,775	14,294,056	7,264,621	7,695,033	15,471,290
Transfers between funds	(7,729,772)	(23,729,165)	(376,150)	199,670	15,194,450	5,383,265	21,549,729	(462,282)
Redemptions (notes 2, 3, and 4)	(18,291,105)	(28,843,842)	(1,082,518)	(1,851,851)	(13,655,478)	(6,569,461)	(7,692,425)	(10,664,215)
Adjustments to maintain reserves	(491)	(43,236)	528,589	(5)	13,753	90	10,622	(323)

Net equity transactions	(24,746,876)	(49,975,873)	(724,821)	(1,490,411)	15,846,781	6,078,515	21,562,959	4,344,470

Net change in contract owners’ equity	(63,079,861)	1,314,159	(4,222,331)	2,313,686	64,509,753	29,039,869	(10,395,659)	22,297,463
Contract owners’ equity at beginning of period	243,069,731	241,755,572	18,807,740	16,494,054	70,946,685	41,906,816	123,350,480	101,053,017

Contract owners’ equity at end of period	$179,989,870	243,069,731	14,585,409	18,807,740	135,456,438	70,946,685	112,954,821	123,350,480

CHANGE IN UNITS:
Beginning units	3,651,445	4,491,360	599,734	651,133	5,360,513	4,827,926	3,422,634	3,304,017
Units purchased	173,108	132,156	16,247	27,696	6,774,604	3,539,781	1,481,677	728,771
Units redeemed	(603,690)	(972,071)	(62,392)	(79,095)	(5,783,225)	(3,007,194)	(671,727)	(610,154)

Ending units	3,220,863	3,651,445	553,589	599,734	6,351,892	5,360,513	4,232,584	3,422,634

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FOP		FRESS2		FVSS		FVSS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(120,622)	(458,580)	(70,446)	(33,249)	(17,704)	12,450	11,492	(11,064)
Realized gain (loss) on investments	1,397,753	2,880,889	(1,013,846)	152,672	346,121	157,327	612,849	277,735
Change in unrealized gain (loss) on investments	(16,455,565)	2,800,856	(5,548,373)	3,399,741	(1,319,111)	593,712	(1,818,174)	812,133
Reinvested capital gains	415,643	4,225,128	674,007	85,730	223,560	498,480	565,411	479,237

Net increase (decrease) in contract owners’ equity resulting from operations	(14,762,791)	9,448,293	(5,958,658)	3,604,894	(767,134)	1,261,969	(628,422)	1,558,041

Equity transactions:
Purchase payments received from contract owners (note 4)	418,213	445,408	4,457,730	4,558,900	26,834	118,447	3,339,484	7,453
Transfers between funds	(479,588)	(605,149)	(12,994,872)	12,009,671	(747,318)	1,797,843	5,133,659	28,862
Redemptions (notes 2, 3, and 4)	(3,637,965)	(4,710,986)	(1,133,799)	(486,526)	(548,179)	(500,747)	(421,080)	(516,659)
Adjustments to maintain reserves	7,427	(3,510)	329,410	12	235,452	(27)	236,364	49

Net equity transactions	(3,691,913)	(4,874,237)	(9,341,531)	16,082,057	(1,033,211)	1,415,516	8,288,427	(480,295)

Net change in contract owners’ equity	(18,454,704)	4,574,056	(15,300,189)	19,686,951	(1,800,345)	2,677,485	7,660,005	1,077,746
Contract owners’ equity at beginning of period	58,754,718	54,180,662	27,886,678	8,199,727	6,300,910	3,623,425	6,127,130	5,049,384

Contract owners’ equity at end of period	$40,300,014	58,754,718	12,586,489	27,886,678	4,500,565	6,300,910	13,787,135	6,127,130

CHANGE IN UNITS:
Beginning units	1,132,197	1,234,733	1,617,815	644,375	150,168	114,626	106,536	115,366
Units purchased	22,620	16,482	492,148	1,341,415	18,745	65,846	229,470	7,629
Units redeemed	(113,319)	(119,018)	(1,101,554)	(367,975)	(50,952)	(30,304)	(59,044)	(16,459)

Ending units	1,041,498	1,132,197	1,008,409	1,617,815	117,961	150,168	276,962	106,536

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVDM2		FTVFA2		FTVGI2		FTVIS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$69,840	(50,854)	(19,354)	90,090	(976,445)	(1,208,562)	7,476,303	6,633,114
Realized gain (loss) on investments	22,812	797,426	(3,447,604)	(3,712,306)	(4,883,697)	(4,149,412)	(1,653,195)	(489,250)
Change in unrealized gain (loss) on investments	(2,289,519)	(1,491,536)	(17,049,817)	11,704,794	1,444,234	194,325	(26,958,150)	23,654,179
Reinvested capital gains	452,575	178,962	6,529,490	-	-	-	4,432,615	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,744,292)	(566,002)	(13,987,285)	8,082,578	(4,415,908)	(5,163,649)	(16,702,427)	29,798,043

Equity transactions:
Purchase payments received from contract owners (note 4)	78,795	76,560	784,011	1,177,187	462,598	375,596	5,339,760	17,715,021
Transfers between funds	(43,065)	(344,087)	(2,409,147)	(2,512,096)	(3,928,474)	1,586,053	11,389,703	(7,481,497)
Redemptions (notes 2, 3, and 4)	(378,565)	(826,254)	(7,438,818)	(8,864,782)	(5,333,530)	(7,774,081)	(18,077,512)	(21,976,404)
Adjustments to maintain reserves	(127)	17	(8,701)	150	36,021	1,102	(21,894)	(877)

Net equity transactions	(342,962)	(1,093,764)	(9,072,655)	(10,199,541)	(8,763,385)	(5,811,330)	(1,369,943)	(11,743,757)

Net change in contract owners’ equity	(2,087,254)	(1,659,766)	(23,059,940)	(2,116,963)	(13,179,293)	(10,974,979)	(18,072,370)	18,054,286
Contract owners’ equity at beginning of period	7,597,400	9,257,166	83,266,684	85,383,647	70,841,410	81,816,389	223,327,797	205,273,511

Contract owners’ equity at end of period	$5,510,146	7,597,400	60,206,744	83,266,684	57,662,117	70,841,410	205,255,427	223,327,797

CHANGE IN UNITS:
Beginning units	576,771	652,427	4,690,626	5,290,110	8,613,994	9,298,572	10,933,413	11,593,508
Units purchased	33,515	69,543	195,710	279,398	352,075	1,136,618	2,171,009	1,313,580
Units redeemed	(66,693)	(145,199)	(787,161)	(878,882)	(1,478,902)	(1,821,196)	(2,229,707)	(1,973,675)

Ending units	543,593	576,771	4,099,175	4,690,626	7,487,167	8,613,994	10,874,715	10,933,413

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVMD2		FTVRD2		FTVSI2		FTVSV2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5,143	18,667	(116)	(134,486)	52,538	37,758	(317,743)	(383,958)
Realized gain (loss) on investments	104,377	(17,076)	(841)	10,546,582	(127,340)	(14,404)	(3,214,303)	(352,345)
Change in unrealized gain (loss) on investments	(179,577)	143,746	(3,441)	(4,459,629)	(76,951)	(651)	(16,910,719)	15,261,778
Reinvested capital gains	48,433	-	1,952	1,105,439	-	-	12,027,325	2,030,935

Net increase (decrease) in contract owners’ equity resulting from operations	(21,624)	145,337	(2,446)	7,057,906	(151,753)	22,703	(8,415,440)	16,556,410

Equity transactions:
Purchase payments received from contract owners (note 4)	(1,566)	-	6	214,030	1,415	61,381	410,641	229,273
Transfers between funds	(52,135)	(120,861)	-	(36,836,910)	(579,566)	(139,847)	(2,434,402)	(9,564,442)
Redemptions (notes 2, 3, and 4)	(61,251)	(170,030)	(3,236)	(2,577,615)	(28,998)	(167,220)	(6,117,676)	(8,190,578)
Adjustments to maintain reserves	(13,587)	(1)	(2,794)	21	26	(1)	7,134	50

Net equity transactions	(128,539)	(290,892)	(6,024)	(39,200,474)	(607,123)	(245,687)	(8,134,303)	(17,525,697)

Net change in contract owners’ equity	(150,163)	(145,555)	(8,470)	(32,142,568)	(758,876)	(222,984)	(16,549,743)	(969,287)
Contract owners’ equity at beginning of period	756,446	902,001	20,744	32,163,312	1,470,705	1,693,689	76,155,036	77,124,323

Contract owners’ equity at end of period	$606,283	756,446	12,274	20,744	711,829	1,470,705	59,605,293	76,155,036

CHANGE IN UNITS:
Beginning units	43,815	61,910	-	724,995	123,686	144,610	1,371,223	1,718,366
Units purchased	1,601	5,144	-	8,383	3,540	13,068	55,226	80,322
Units redeemed	(8,406)	(23,239)	-	(733,378)	(59,559)	(33,992)	(211,080)	(427,465)

Ending units	37,010	43,815	-	-	67,667	123,686	1,215,369	1,371,223

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TIF2		GVGMNS		GVMSAS		GVSSCS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$338,584	90,459	(142,327)	(171,305)	23,977	18,501	(1,769)	(1,179)
Realized gain (loss) on investments	(1,385,425)	(1,018,646)	(536,952)	180,570	(1,552,085)	40,898	(50,560)	4,189
Change in unrealized gain (loss) on investments	(1,074,510)	1,673,457	(1,765,917)	81,230	(431,793)	7,102	(74,511)	(20,298)
Reinvested capital gains	-	-	316,510	1,308,052	-	-	5,061	126,789

Net increase (decrease) in contract owners’ equity resulting from operations	(2,121,351)	745,270	(2,128,686)	1,398,547	(1,959,901)	66,501	(121,779)	109,501

Equity transactions:
Purchase payments received from contract owners (note 4)	95,017	118,675	32,518	79,495	2,452,815	1,761,428	-	99,347
Transfers between funds	408,953	(38,767)	(341,986)	210,110	3,495,186	527,440	(8,904)	(94,589)
Redemptions (notes 2, 3, and 4)	(2,163,990)	(2,560,415)	(769,254)	(708,009)	(1,059,904)	(155,559)	(18,759)	(40,680)
Adjustments to maintain reserves	10,993	100	16,353	42	50,596	7	5,334	(24)

Net equity transactions	(1,649,027)	(2,480,407)	(1,062,369)	(418,362)	4,938,693	2,133,316	(22,329)	(35,946)

Net change in contract owners’ equity	(3,770,378)	(1,735,137)	(3,191,055)	980,185	2,978,792	2,199,817	(144,108)	73,555
Contract owners’ equity at beginning of period	24,694,597	26,429,734	10,882,979	9,902,794	4,159,712	1,959,895	585,996	512,441

Contract owners’ equity at end of period	$20,924,219	24,694,597	7,691,924	10,882,979	7,138,504	4,159,712	441,888	585,996

CHANGE IN UNITS:
Beginning units	1,117,196	1,212,614	724,944	755,358	378,957	184,874	22,617	24,309
Units purchased	107,901	89,738	21,769	67,440	4,793,092	237,982	852	4,800
Units redeemed	(181,458)	(185,156)	(102,799)	(97,854)	(4,465,418)	(43,899)	(2,160)	(6,492)

Ending units	1,043,639	1,117,196	643,914	724,944	706,631	378,957	21,309	22,617

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RSRF		RVARS		ACEG2		IVBRA1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(72)	10	(73,899)	(243,039)	(4,970)	(82,389)	13,272	5,620
Realized gain (loss) on investments	(1,166)	(10)	427,933	273,948	(72,951)	1,728,221	(11,283)	(4,611)
Change in unrealized gain (loss) on investments	(12,974)	5,496	(1,539,504)	471,891	(91,015)	(1,367,338)	(37,035)	14,227
Reinvested capital gains	-	-	198,278	368,654	67,988	796,677	6,540	6,641

Net increase (decrease) in contract owners’ equity resulting from operations	(14,212)	5,496	(987,192)	871,454	(100,948)	1,075,171	(28,506)	21,877

Equity transactions:
Purchase payments received from contract owners (note 4)	-	46,796	95,831	30,482	120	114,114	5,000	-
Transfers between funds	5,500	(441)	6,176,446	1,348,079	15,909	(6,662,753)	37,205	7,085
Redemptions (notes 2, 3, and 4)	-	-	(1,970,632)	(1,057,825)	(8,527)	(452,982)	(60,775)	(79,605)
Adjustments to maintain reserves	(3)	(5)	351	69	268	(59)	(1,242)	(1)

Net equity transactions	5,497	46,350	4,301,996	320,805	7,770	(7,001,680)	(19,812)	(72,521)

Net change in contract owners’ equity	(8,715)	51,846	3,314,804	1,192,259	(93,178)	(5,926,509)	(48,318)	(50,644)
Contract owners’ equity at beginning of period	58,735	6,889	14,944,207	13,751,948	299,420	6,225,929	212,672	263,316

Contract owners’ equity at end of period	$50,020	58,735	18,259,011	14,944,207	206,242	299,420	164,354	212,672

CHANGE IN UNITS:
Beginning units	4,704	677	1,353,251	1,324,632	8,800	189,471	13,627	18,480
Units purchased	9,457	4,095	946,211	281,344	918	23,529	3,266	462
Units redeemed	(9,457)	(68)	(559,491)	(252,725)	(710)	(204,200)	(4,548)	(5,315)

Ending units	4,704	4,704	1,739,971	1,353,251	9,008	8,800	12,345	13,627

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVCPBI		IVMCC2		OVAG		OVAG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(39,647)	-	(184,047)	(221,144)	(137,515)	(200,662)	(186,485)	(253,355)
Realized gain (loss) on investments	(34,785)	-	(474,594)	(788,693)	237,089	920,848	187,221	1,415,615
Change in unrealized gain (loss) on investments	(669,638)	-	(3,956,701)	3,919,064	(7,641,611)	136,489	(9,379,757)	(457,671)
Reinvested capital gains	7,714	-	2,412,193	-	2,811,546	1,582,230	3,800,658	1,953,273

Net increase (decrease) in contract owners’ equity resulting from operations	(736,356)	-	(2,203,149)	2,909,227	(4,730,491)	2,438,905	(5,578,363)	2,657,862

Equity transactions:
Purchase payments received from contract owners (note 4)	95,082	-	101,078	191,782	142,882	264,027	82,764	92,960
Transfers between funds	13,401,628	-	(729,192)	(1,404,176)	(798,225)	(181,998)	325,928	(687,424)
Redemptions (notes 2, 3, and 4)	(1,086,383)	-	(1,337,668)	(2,581,138)	(1,035,054)	(1,787,539)	(1,199,878)	(1,823,699)
Adjustments to maintain reserves	121,495	-	19,717	(90)	(1,321)	(35)	18,553	(6)

Net equity transactions	12,531,822	-	(1,946,065)	(3,793,622)	(1,691,718)	(1,705,545)	(772,633)	(2,418,169)

Net change in contract owners’ equity	11,795,466	-	(4,149,214)	(884,395)	(6,422,209)	733,360	(6,350,996)	239,693
Contract owners’ equity at beginning of period	-	-	14,401,364	15,285,759	15,493,493	14,760,133	17,435,493	17,195,800

Contract owners’ equity at end of period	$11,795,466	-	10,252,150	14,401,364	9,071,284	15,493,493	11,084,497	17,435,493

CHANGE IN UNITS:
Beginning units	-	-	684,761	878,800	638,955	715,516	1,016,856	1,174,026
Units purchased	1,374,661	-	47,430	43,528	39,261	60,882	135,463	106,703
Units redeemed	(130,600)	-	(154,388)	(237,567)	(129,169)	(137,443)	(199,447)	(263,873)

Ending units	1,244,061	-	577,803	684,761	549,047	638,955	952,872	1,016,856

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVGI		OVGIS		OVGS		OVGSS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	(49,549)	(107)	(1,569,213)	(1,484,355)	(2,086,956)	(1,611,590)	(2,203,974)
Realized gain (loss) on investments	-	2,990,863	(7,018)	46,619,650	(157,748)	4,673,444	(161,027)	4,748,848
Change in unrealized gain (loss) on investments	-	(713,921)	(11,597)	(11,803,963)	(67,476,683)	9,840,875	(66,145,772)	8,025,064
Reinvested capital gains	-	707,379	6,961	10,946,355	18,911,775	7,925,329	19,115,803	7,656,701

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,934,772	(11,761)	44,192,829	(50,207,011)	20,352,692	(48,802,586)	18,226,639

Equity transactions:
Purchase payments received from contract owners (note 4)	32	149,721	(39,563)	7,257,552	1,087,818	1,123,981	7,731,362	13,653,663
Transfers between funds	(32)	(13,576,436)	256	(214,738,802)	(1,062,635)	(2,240,146)	(2,520,664)	(5,279,984)
Redemptions (notes 2, 3, and 4)	(1)	(1,339,291)	(3,101)	(18,364,986)	(10,086,540)	(13,364,848)	(9,215,278)	(14,109,725)
Adjustments to maintain reserves	1	69	39,035	(64,707)	(23,475)	(267)	(26,522)	(251)

Net equity transactions	-	(14,765,937)	(3,373)	(225,910,943)	(10,084,832)	(14,481,280)	(4,031,102)	(5,736,297)

Net change in contract owners’ equity	-	(11,831,165)	(15,134)	(181,718,114)	(60,291,843)	5,871,412	(52,833,688)	12,490,342
Contract owners’ equity at beginning of period	-	11,831,165	31,315	181,749,429	156,636,083	150,764,671	149,702,358	137,212,016

Contract owners’ equity at end of period	$-	-	16,181	31,315	96,344,240	156,636,083	96,868,670	149,702,358

CHANGE IN UNITS:
Beginning units	-	459,751	206	4,716,638	1,313,803	1,444,320	2,473,958	2,557,041
Units purchased	1	13,118	3	293,570	28,788	17,332	370,711	354,478
Units redeemed	(1)	(472,869)	(15)	(5,010,002)	(133,928)	(147,849)	(449,239)	(437,561)

Ending units	-	-	194	206	1,208,663	1,313,803	2,395,430	2,473,958

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVIG		OVIGS		OVMS		OVSB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(6,803)	(8,585)	(14,001)	(997,329)	2,901	34,979	(14,784)	45,913
Realized gain (loss) on investments	(41,894)	74,094	(63,108)	15,125,402	321,895	962,904	(254,265)	(15,896)
Change in unrealized gain (loss) on investments	(744,583)	(72,733)	(470,047)	(12,812,332)	(6,208,141)	(49,743)	96,262	(101,251)
Reinvested capital gains	267,286	169,694	179,123	7,036,817	1,527,918	1,273,981	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(525,994)	162,470	(368,033)	8,352,558	(4,355,427)	2,222,121	(172,787)	(71,234)

Equity transactions:
Purchase payments received from contract owners (note 4)	70,712	222,816	22,964	11,474,501	151,417	249,299	15,647	21,435
Transfers between funds	48,514	(77,041)	64,622	(82,805,741)	(337,674)	(118,645)	139,185	43,820
Redemptions (notes 2, 3, and 4)	(102,277)	(172,704)	(112,398)	(4,003,931)	(2,058,076)	(2,632,471)	(234,090)	(231,260)
Adjustments to maintain reserves	(886)	(22)	165	81	30,648	(46)	5,910	(49)

Net equity transactions	16,063	(26,951)	(24,647)	(75,335,090)	(2,213,685)	(2,501,863)	(73,348)	(166,054)

Net change in contract owners’ equity	(509,931)	135,519	(392,680)	(66,982,532)	(6,569,112)	(279,742)	(246,135)	(237,288)
Contract owners’ equity at beginning of period	1,875,545	1,740,026	1,327,277	68,309,809	24,809,639	25,089,381	1,318,923	1,556,211

Contract owners’ equity at end of period	$1,365,614	1,875,545	934,597	1,327,277	18,240,527	24,809,639	1,072,788	1,318,923

CHANGE IN UNITS:
Beginning units	102,472	104,238	93,240	5,258,596	534,144	587,607	121,425	136,629
Units purchased	16,986	27,462	15,096	1,142,625	10,069	21,756	17,839	12,151
Units redeemed	(16,666)	(29,228)	(16,799)	(6,307,981)	(64,709)	(75,219)	(26,276)	(27,355)

Ending units	102,792	102,472	91,537	93,240	479,504	534,144	112,988	121,425

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVSBS		OVSC		OVSCS		WRASP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(53,250)	118,879	(39,700)	(59,052)	(1,339,614)	(1,639,792)	(235,429)	(254,230)
Realized gain (loss) on investments	(823,208)	(65,524)	84,273	190,697	2,016,368	4,793,836	(4,340,454)	(775,753)
Change in unrealized gain (loss) on investments	311,872	(278,438)	(1,625,554)	624,244	(34,919,700)	10,963,168	(26,248,878)	(1,301,087)
Reinvested capital gains	-	-	567,808	380,384	12,658,933	7,792,266	8,876,884	14,218,209

Net increase (decrease) in contract owners’ equity resulting from operations	(564,586)	(225,083)	(1,013,173)	1,136,273	(21,584,013)	21,909,478	(21,947,877)	11,887,139

Equity transactions:
Purchase payments received from contract owners (note 4)	78,089	18,126	64,839	36,330	8,345,131	14,083,353	1,377,855	788,683
Transfers between funds	(5,146)	2,785	(161,158)	76,469	(3,157,950)	(12,970,704)	(3,894,275)	(5,415,401)
Redemptions (notes 2, 3, and 4)	(277,807)	(339,718)	(422,103)	(494,089)	(8,717,550)	(11,937,615)	(12,263,351)	(13,776,302)
Adjustments to maintain reserves	18,008	(17)	(2,257)	(1)	(47,966)	39,047	(18,272)	246

Net equity transactions	(186,856)	(318,824)	(520,679)	(381,291)	(3,578,335)	(10,785,919)	(14,798,043)	(18,402,774)

Net change in contract owners’ equity	(751,442)	(543,907)	(1,533,852)	754,982	(25,162,348)	11,123,559	(36,745,920)	(6,515,635)
Contract owners’ equity at beginning of period	4,148,357	4,692,264	6,208,442	5,453,460	125,143,969	114,020,410	139,629,155	146,144,790

Contract owners’ equity at end of period	$3,396,915	4,148,357	4,674,590	6,208,442	99,981,621	125,143,969	102,883,235	139,629,155

CHANGE IN UNITS:
Beginning units	396,751	426,549	188,721	200,490	1,950,036	2,140,606	6,634,744	7,535,428
Units purchased	29,301	28,123	11,930	16,845	258,518	371,372	260,860	272,460
Units redeemed	(52,427)	(57,921)	(29,573)	(28,614)	(313,046)	(561,942)	(1,061,333)	(1,173,144)

Ending units	373,625	396,751	171,078	188,721	1,895,508	1,950,036	5,834,271	6,634,744

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRENG		WRHIP		WRMCG		WRPAP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$7,795	637	2,651,716	2,739,122	(2,805,662)	(3,414,957)	159	134
Realized gain (loss) on investments	2,687	554	(2,300,477)	(771,966)	(1,409,469)	12,390,902	(16)	(7)
Change in unrealized gain (loss) on investments	73,969	20,407	(7,906,670)	777,471	(116,135,210)	(4,659,020)	(3,428)	1,373
Reinvested capital gains	-	-	-	-	40,501,901	24,840,523	969	618

Net increase (decrease) in contract owners’ equity resulting from operations	84,451	21,598	(7,555,431)	2,744,627	(79,848,440)	29,157,448	(2,316)	2,118

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	427,671	347,411	23,740,519	69,154,971	-	-
Transfers between funds	151,961	(543)	(2,709,419)	1,504,502	1,083,406	(30,732,660)	248	(176)
Redemptions (notes 2, 3, and 4)	-	(914)	(5,393,305)	(5,675,659)	(14,182,565)	(17,515,354)	-	-
Adjustments to maintain reserves	(9)	(6)	7,052	83	9,940	88	(5)	7

Net equity transactions	151,952	(1,463)	(7,668,001)	(3,823,663)	10,651,300	20,907,045	243	(169)

Net change in contract owners’ equity	236,403	20,135	(15,223,432)	(1,079,036)	(69,197,140)	50,064,493	(2,073)	1,949
Contract owners’ equity at beginning of period	72,793	52,658	62,953,863	64,032,899	247,038,804	196,974,311	13,567	11,618

Contract owners’ equity at end of period	$309,196	72,793	47,730,431	62,953,863	177,841,664	247,038,804	11,494	13,567

CHANGE IN UNITS:
Beginning units	12,683	12,952	4,229,804	4,488,157	6,603,501	6,085,246	566	573
Units purchased	23,591	-	266,644	536,161	1,833,593	2,834,244	15	4
Units redeemed	(455)	(269)	(838,165)	(794,514)	(1,479,616)	(2,315,989)	(2)	(11)

Ending units	35,819	12,683	3,658,283	4,229,804	6,957,478	6,603,501	579	566

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRPCP		WRPMAP		WRPMAV		WRPMCP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$57,398	73,872	645,146	540,363	62,430	51,298	112,470	82,375
Realized gain (loss) on investments	(325,288)	181,848	(144,327)	(53,997)	(1,686)	55,291	(335,032)	(79,395)
Change in unrealized gain (loss) on investments	(301,827)	(163,026)	(9,949,015)	3,412,496	(1,129,248)	501,179	(1,001,631)	356,805
Reinvested capital gains	188,782	200,544	3,257,332	1,718,919	336,710	69,297	408,665	224,184

Net increase (decrease) in contract owners’ equity resulting from operations	(380,935)	293,238	(6,190,864)	5,617,781	(731,794)	677,065	(815,528)	583,969

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	260,566	370,244	27,211	21,000	-	50,284
Transfers between funds	(1,055,826)	(180,256)	484,009	808,617	2,851	(16,578)	(371,659)	511,366
Redemptions (notes 2, 3, and 4)	(311,976)	(119,181)	(2,470,026)	(4,208,127)	(177,347)	(290,633)	(685,323)	(949,105)
Adjustments to maintain reserves	170	11	1,760	(38)	114	(11)	261	3

Net equity transactions	(1,367,632)	(299,426)	(1,723,691)	(3,029,304)	(147,171)	(286,222)	(1,056,721)	(387,452)

Net change in contract owners’ equity	(1,748,567)	(6,188)	(7,914,555)	2,588,477	(878,965)	390,843	(1,872,249)	196,517
Contract owners’ equity at beginning of period	2,763,495	2,769,683	38,899,207	36,310,730	5,126,524	4,735,681	5,542,275	5,345,758

Contract owners’ equity at end of period	$1,014,928	2,763,495	30,984,652	38,899,207	4,247,559	5,126,524	3,670,026	5,542,275

CHANGE IN UNITS:
Beginning units	130,486	143,515	1,342,740	1,459,120	279,455	296,203	233,945	252,545
Units purchased	1,116	94,601	53,835	111,156	1,964	1,228	2,340	24,476
Units redeemed	(75,657)	(107,630)	(120,826)	(227,536)	(11,165)	(17,976)	(54,006)	(43,076)

Ending units	55,945	130,486	1,275,749	1,342,740	270,254	279,455	182,279	233,945

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRPMCV		WRPMMV		WRPMP		JPICB2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	16,005	-	55,448	373,239	302,603	172,202	46,933
Realized gain (loss) on investments	-	191,065	-	878,149	(451,195)	(225,896)	(5,323,270)	33,813
Change in unrealized gain (loss) on investments	-	(98,699)	-	(410,457)	(4,632,300)	1,634,594	(2,131,947)	(1,213,099)
Reinvested capital gains	-	26,738	-	58,128	1,606,760	891,098	241,565	380,365

Net increase (decrease) in contract owners’ equity resulting from operations	-	135,109	-	581,268	(3,103,496)	2,602,399	(7,041,450)	(751,988)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	9,000	41,391	99,649	25,729,473	26,940,426
Transfers between funds	-	(1,365,147)	-	(5,014,798)	120,519	(155,481)	(2,053,933)	1,241,369
Redemptions (notes 2, 3, and 4)	-	(87,302)	-	(338,991)	(1,501,599)	(2,512,928)	(1,846,391)	(1,095,695)
Adjustments to maintain reserves	-	11	-	8	419	56,966	89,025	(43)

Net equity transactions	-	(1,452,438)	-	(5,344,781)	(1,339,270)	(2,511,794)	21,918,174	27,086,057

Net change in contract owners’ equity	-	(1,317,329)	-	(4,763,513)	(4,442,766)	90,605	14,876,724	26,334,069
Contract owners’ equity at beginning of period	-	1,317,329	-	4,763,513	19,992,603	19,901,998	43,969,725	17,635,656

Contract owners’ equity at end of period	$-	-	-	-	15,549,837	19,992,603	58,846,449	43,969,725

CHANGE IN UNITS:
Beginning units	-	90,018	-	312,191	765,393	872,712	4,284,078	1,667,764
Units purchased	-	307	-	1,160	8,969	4,617	3,148,847	2,968,595
Units redeemed	-	(90,325)	-	(313,351)	(69,430)	(111,936)	(796,025)	(352,281)

Ending units	-	-	-	-	704,932	765,393	6,636,900	4,284,078

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JPMMV1		JABS		JACAS		JAFBS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(35,683)	(42,206)	(195,967)	(89,898)	(1,625,399)	(2,372,707)	676,174	254,275
Realized gain (loss) on investments	1,384,943	347,111	1,720,575	1,034,335	4,086,028	12,529,515	(1,116,992)	307,873
Change in unrealized gain (loss) on investments	(3,963,127)	1,698,234	(14,138,751)	1,574,817	(75,937,307)	(144,075)	(19,403,145)	(5,522,109)
Reinvested capital gains	1,457,772	556,894	1,781,945	91,982	19,039,616	20,619,129	1,838,094	2,557,168

Net increase (decrease) in contract owners’ equity resulting from operations	(1,156,095)	2,560,033	(10,832,198)	2,611,236	(54,437,062)	30,631,862	(18,005,869)	(2,402,793)

Equity transactions:
Purchase payments received from contract owners (note 4)	61,328	113,080	29,090,683	21,560,450	748,279	963,950	16,637,369	31,401,283
Transfers between funds	(59,423)	526,132	(9,867,220)	30,017,264	1,350,360	(11,010,532)	(3,685,102)	7,122,413
Redemptions (notes 2, 3, and 4)	(515,778)	(1,558,281)	(4,116,789)	(959,032)	(10,839,856)	(16,907,805)	(7,234,258)	(10,197,016)
Adjustments to maintain reserves	117,896	(150)	14,594	(32)	1,494	(21)	4,483	16

Net equity transactions	(395,977)	(919,219)	15,121,268	50,618,650	(8,739,723)	(26,954,408)	5,722,492	28,326,696

Net change in contract owners’ equity	(1,552,072)	1,640,814	4,289,070	53,229,886	(63,176,785)	3,677,454	(12,283,377)	25,923,903
Contract owners’ equity at beginning of period	10,925,940	9,285,126	63,346,214	10,116,328	161,564,402	157,886,948	116,093,476	90,169,573

Contract owners’ equity at end of period	$9,373,868	10,925,940	67,635,284	63,346,214	98,387,617	161,564,402	103,810,099	116,093,476

CHANGE IN UNITS:
Beginning units	254,025	276,962	1,553,302	273,700	2,333,749	2,750,213	10,411,631	7,902,412
Units purchased	11,059	35,424	1,331,166	1,410,985	215,913	153,283	2,512,947	4,202,345
Units redeemed	(24,379)	(58,361)	(948,193)	(131,383)	(377,013)	(569,747)	(1,994,732)	(1,693,126)

Ending units	240,705	254,025	1,936,275	1,553,302	2,172,649	2,333,749	10,929,846	10,411,631

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAGTS		JAIGS		JAMGS		LZREMS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,413,967)	(4,100,278)	60,517	(171,275)	(9,674)	(6,919)	38,816	275,542
Realized gain (loss) on investments	5,189,884	13,236,527	798,312	946,697	3,122	89,880	(221,602)	3,319,855
Change in unrealized gain (loss) on investments	(170,031,094)	(5,632,324)	(4,397,205)	3,345,247	(756,809)	54,451	(118,907)	(1,532,055)
Reinvested capital gains	42,357,895	38,503,696	-	-	362,651	200,047	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(125,897,282)	42,007,621	(3,538,376)	4,120,669	(400,710)	337,459	(301,693)	2,063,342

Equity transactions:
Purchase payments received from contract owners (note 4)	26,394,619	63,011,514	337,447	576,508	461	222,495	4,832	6,133,032
Transfers between funds	(10,077,719)	(8,496,243)	(862,088)	(1,974,782)	77,223	(221,215)	(6,823)	(48,052,340)
Redemptions (notes 2, 3, and 4)	(18,141,435)	(20,616,293)	(2,970,558)	(3,231,510)	(40,248)	(213,514)	(21,330)	(2,241,404)
Adjustments to maintain reserves	14,944	85	9,300	162	(26)	64	24,850	(85,865)

Net equity transactions	(1,809,591)	33,899,063	(3,485,899)	(4,629,622)	37,410	(212,170)	1,529	(44,246,577)

Net change in contract owners’ equity	(127,706,873)	75,906,684	(7,024,275)	(508,953)	(363,300)	125,289	(300,164)	(42,183,235)
Contract owners’ equity at beginning of period	331,580,431	255,673,747	35,576,053	36,085,006	2,424,353	2,299,064	1,760,927	43,944,162

Contract owners’ equity at end of period	$203,873,558	331,580,431	28,551,778	35,576,053	2,061,053	2,424,353	1,460,763	1,760,927

CHANGE IN UNITS:
Beginning units	7,809,725	6,692,192	1,318,051	1,470,600	67,197	73,688	159,967	4,455,162
Units purchased	2,686,638	3,078,690	42,969	59,751	6,656	9,357	13,954	831,868
Units redeemed	(2,701,230)	(1,961,157)	(185,272)	(212,300)	(5,410)	(15,848)	(16,065)	(5,127,063)

Ending units	7,795,133	7,809,725	1,175,748	1,318,051	68,443	67,197	157,856	159,967

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LDVS		LOVSDC		LOVTRC		MNCPS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$15,469	69,406	31,440	25,256	1,970,552	787,905	9,133	(1)
Realized gain (loss) on investments	17,503	2,120	(19,365)	1,753	(873,825)	53,203	1,009	9,648
Change in unrealized gain (loss) on investments	(246,813)	116,386	(80,331)	(29,939)	(16,542,565)	(2,559,750)	(126,295)	(6,283)
Reinvested capital gains	127,979	22,537	-	-	197,098	632,061	48,387	21,798

Net increase (decrease) in contract owners’ equity resulting from operations	(85,862)	210,449	(68,256)	(2,930)	(15,248,740)	(1,086,581)	(67,766)	25,162

Equity transactions:
Purchase payments received from contract owners (note 4)	2,360	4,369	301,223	393,100	19,015,082	23,489,118	2,527	230,604
Transfers between funds	(719,314)	2,437,494	(158,918)	261,974	(2,860,358)	13,856,798	(1,917)	(16,091)
Redemptions (notes 2, 3, and 4)	(187,468)	(20,077)	(26,493)	(120,931)	(4,817,655)	(3,436,551)	(12,989)	(14,431)
Adjustments to maintain reserves	(45,857)	(15)	(7)	(10)	(866)	(24)	1,319	(28)

Net equity transactions	(950,279)	2,421,771	115,805	534,133	11,336,203	33,909,341	(11,060)	200,054

Net change in contract owners’ equity	(1,036,141)	2,632,220	47,549	531,203	(3,912,537)	32,822,760	(78,826)	225,216
Contract owners’ equity at beginning of period	2,632,220	-	1,328,637	797,434	95,604,158	62,781,398	489,404	264,188

Contract owners’ equity at end of period	$1,596,079	2,632,220	1,376,186	1,328,637	91,691,621	95,604,158	410,578	489,404

CHANGE IN UNITS:
Beginning units	242,107	-	123,878	74,499	8,596,904	5,558,265	31,240	17,232
Units purchased	6,108	259,775	47,159	86,402	2,477,951	3,774,799	381	25,023
Units redeemed	(95,325)	(17,668)	(34,753)	(37,023)	(1,380,446)	(736,160)	(1,189)	(11,015)

Ending units	152,890	242,107	136,284	123,878	9,694,409	8,596,904	30,432	31,240

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	M2IGSS		M3GRES		MMCGSC		MNDSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(92,591)	(106,907)	(252)	149	(8,671)	-	(1,233,942)	(1,593,643)
Realized gain (loss) on investments	883,692	416,665	(13,388)	161	(42,333)	-	(28,362,215)	776,030
Change in unrealized gain (loss) on investments	(3,221,375)	282,512	(61,149)	10,884	(221,022)	-	(36,240,074)	(20,017,285)
Reinvested capital gains	865,568	949,896	12,417	-	195,495	-	30,960,163	19,814,029

Net increase (decrease) in contract owners’ equity resulting from operations	(1,564,706)	1,542,166	(62,372)	11,194	(76,531)	-	(34,876,068)	(1,020,869)

Equity transactions:
Purchase payments received from contract owners (note 4)	28,006	122,359	83,530	118,836	2,896,052	-	9,833,980	32,167,574
Transfers between funds	(97,374)	(198,438)	24,637	19,471	18,471	-	1,025,294	(6,033,097)
Redemptions (notes 2, 3, and 4)	(576,719)	(616,863)	(164)	-	(39,885)	-	(5,328,307)	(6,900,855)
Adjustments to maintain reserves	7,699	67	1,258	10	349	-	(202,960)	16

Net equity transactions	(638,388)	(692,875)	109,261	138,317	2,874,987	-	5,328,007	19,233,638

Net change in contract owners’ equity	(2,203,094)	849,291	46,889	149,511	2,798,456	-	(29,548,061)	18,212,769
Contract owners’ equity at beginning of period	7,631,288	6,781,997	149,511	-	-	-	109,245,037	91,032,268

Contract owners’ equity at end of period	$5,428,194	7,631,288	196,400	149,511	2,798,456	-	79,696,976	109,245,037

CHANGE IN UNITS:
Beginning units	294,019	323,675	12,912	-	-	-	3,384,039	2,835,105
Units purchased	16,523	11,761	10,854	13,123	365,920	-	988,398	1,306,817
Units redeemed	(47,165)	(41,417)	(193)	(211)	(12,426)	-	(809,133)	(757,883)

Ending units	263,377	294,019	23,573	12,912	353,494	-	3,563,304	3,384,039

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MV2RIS		MV3MVS		MVBRES		MVFSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$77,825	(33,546)	(186,780)	(76,596)	(602)	728	(1,303,975)	(1,495,785)
Realized gain (loss) on investments	(2,198,935)	39,719	(21,990)	759,937	(2,113)	3,030	66,547,873	22,008,093
Change in unrealized gain (loss) on investments	(965,957)	3,624	(6,853,657)	2,628,720	(278,807)	102,708	(123,942,963)	55,376,380
Reinvested capital gains	400,197	440,267	3,034,021	167,695	130,521	57,950	22,950,740	9,244,344

Net increase (decrease) in contract owners’ equity resulting from operations	(2,686,870)	450,064	(4,028,406)	3,479,756	(151,001)	164,416	(35,748,325)	85,133,032

Equity transactions:
Purchase payments received from contract owners (note 4)	7,165,358	7,962,083	14,522,558	18,673,724	-	791,575	22,182,816	32,619,557
Transfers between funds	3,893,666	1,875,572	(779,946)	5,338,072	(25,524)	(35,518)	(23,398,743)	(23,060,248)
Redemptions (notes 2, 3, and 4)	(748,860)	(213,123)	(1,786,288)	(715,786)	(49,647)	-	(32,167,470)	(38,680,217)
Adjustments to maintain reserves	55,761	(82)	463,616	6	3,783	8	2,871,736	235

Net equity transactions	10,365,925	9,624,450	12,419,940	23,296,016	(71,388)	756,065	(30,511,661)	(29,120,673)

Net change in contract owners’ equity	7,679,055	10,074,514	8,391,534	26,775,772	(222,389)	920,481	(66,259,986)	56,012,359
Contract owners’ equity at beginning of period	12,084,323	2,009,809	30,902,234	4,126,462	920,481	-	436,583,318	380,570,959

Contract owners’ equity at end of period	$19,763,378	12,084,323	39,293,768	30,902,234	698,092	920,481	370,323,332	436,583,318

CHANGE IN UNITS:
Beginning units	826,980	151,059	1,765,410	303,787	59,324	-	9,146,361	9,837,182
Units purchased	1,002,366	716,227	1,328,885	1,810,885	1,441	112,619	922,065	1,125,289
Units redeemed	(164,318)	(40,306)	(596,960)	(349,262)	(6,557)	(53,295)	(1,605,171)	(1,816,110)

Ending units	1,665,028	826,980	2,497,335	1,765,410	54,208	59,324	8,463,255	9,146,361

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MVIGSC		MVIVSC		MVRBSS		MVUSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(361,036)	(267,252)	(2,719,433)	(4,558,792)	21,578	25,094	5,477	2,317
Realized gain (loss) on investments	(4,015,336)	193,810	41,917,105	8,113,240	(232,090)	(396)	36,925	17,690
Change in unrealized gain (loss) on investments	(4,626,523)	399,564	(139,824,262)	15,740,386	(93,956)	(37,498)	(51,115)	1,450
Reinvested capital gains	2,249,758	1,435,161	12,476,829	9,167,729	18,819	114	12,753	8,152

Net increase (decrease) in contract owners’ equity resulting from operations	(6,753,137)	1,761,283	(88,149,761)	28,462,563	(285,649)	(12,686)	4,040	29,609

Equity transactions:
Purchase payments received from contract owners (note 4)	8,732,920	24,785,866	13,081,359	36,069,351	290,121	1,485,644	-	21,415
Transfers between funds	(868,545)	1,916,615	7,692,536	4,025,997	(22,048)	6,981	123,081	(24,929)
Redemptions (notes 2, 3, and 4)	(1,998,481)	(720,376)	(22,000,724)	(29,910,909)	(167,277)	(6,590)	(12,971)	(28,550)
Adjustments to maintain reserves	70,746	(11)	372,805	468	2,879	(17)	1,981	4

Net equity transactions	5,936,640	25,982,094	(854,024)	10,184,907	103,675	1,486,018	112,091	(32,060)

Net change in contract owners’ equity	(816,497)	27,743,377	(89,003,785)	38,647,470	(181,974)	1,473,332	116,131	(2,451)
Contract owners’ equity at beginning of period	41,442,278	13,698,901	355,826,504	317,179,034	1,771,429	298,097	228,005	230,456

Contract owners’ equity at end of period	$40,625,781	41,442,278	266,822,719	355,826,504	1,589,455	1,771,429	344,136	228,005

CHANGE IN UNITS:
Beginning units	3,116,725	1,108,316	12,612,797	12,241,240	172,528	28,447	12,275	13,983
Units purchased	1,087,741	2,261,938	2,069,604	2,327,114	61,818	171,715	8,494	2,458
Units redeemed	(553,721)	(253,529)	(2,100,664)	(1,955,557)	(52,051)	(27,634)	(2,310)	(4,166)

Ending units	3,650,745	3,116,725	12,581,737	12,612,797	182,295	172,528	18,459	12,275

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MGRFV		MSEM		MSEMB		MSGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$531	(22)	49,341	38,558	28,873	21,561	220,641	138,041
Realized gain (loss) on investments	(96)	114	(60,389)	(3,385)	(6,269)	(2,296)	(906,672)	73,973
Change in unrealized gain (loss) on investments	(115)	(246)	(187,272)	(72,769)	(124,471)	(34,247)	(2,134,317)	880,531
Reinvested capital gains	-	236	-	-	-	-	1,122,011	580,424

Net increase (decrease) in contract owners’ equity resulting from operations	320	82	(198,320)	(37,596)	(101,867)	(14,982)	(1,698,337)	1,672,969

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	10,250	2,607,766	6,210,675
Transfers between funds	38,927	-	(5,170)	(12,546)	19,554	17,536	(819,671)	1,332,858
Redemptions (notes 2, 3, and 4)	-	(1,301)	(100,992)	(156,674)	(4,032)	(13,271)	(1,117,238)	(1,070,475)
Adjustments to maintain reserves	(186)	7	53	(10)	(67)	(84)	(15,092)	9

Net equity transactions	38,741	(1,294)	(106,109)	(169,230)	15,455	14,431	655,765	6,473,067

Net change in contract owners’ equity	39,061	(1,212)	(304,429)	(206,826)	(86,412)	(551)	(1,042,572)	8,146,036
Contract owners’ equity at beginning of period	5,095	6,307	999,139	1,205,965	523,043	523,594	19,902,122	11,756,086

Contract owners’ equity at end of period	$44,156	5,095	694,710	999,139	436,631	523,043	18,859,550	19,902,122

CHANGE IN UNITS:
Beginning units	414	516	32,027	37,333	30,767	28,858	1,540,627	1,024,329
Units purchased	3,157	-	-	-	2,915	2,522	2,364,628	778,226
Units redeemed	-	(102)	(4,274)	(5,306)	(805)	(613)	(2,289,495)	(261,928)

Ending units	3,571	414	27,753	32,027	32,877	30,767	1,615,760	1,540,627

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSVEG2		MSVF2		MSVFI		MSVRE
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(306,755)	(144,414)	117,796	110,864	37,075	56,593	(44)	79
Realized gain (loss) on investments	(33,763,644)	(214,255)	(189,455)	81,051	(174,271)	(3,481)	366	645
Change in unrealized gain (loss) on investments	(1,171,132)	(3,058,350)	(1,469,609)	(1,001,646)	(165,631)	(233,709)	(6,657)	4,181
Reinvested capital gains	15,459,345	891,851	136,587	617,599	25,413	142,630	2,021	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,782,186)	(2,525,168)	(1,404,681)	(192,132)	(277,414)	(37,967)	(4,314)	4,905

Equity transactions:
Purchase payments received from contract owners (note 4)	7,850,065	21,337,610	21,525	19,278	705	18,913	4,189	1,637
Transfers between funds	10,102,353	5,707,980	77,126	487,609	(383,991)	32,203	3,013	-
Redemptions (notes 2, 3, and 4)	(930,794)	(934,734)	(746,828)	(1,190,749)	(280,674)	(256,215)	(9,517)	(2,570)
Adjustments to maintain reserves	(39,131)	32	4,471	(10)	7,023	165	(3,232)	107

Net equity transactions	16,982,493	26,110,888	(643,706)	(683,872)	(656,937)	(204,934)	(5,547)	(826)

Net change in contract owners’ equity	(2,799,693)	23,585,720	(2,048,387)	(876,004)	(934,351)	(242,901)	(9,861)	4,079
Contract owners’ equity at beginning of period	23,585,720	-	8,944,656	9,820,660	2,116,504	2,359,405	18,455	14,376

Contract owners’ equity at end of period	$20,786,027	23,585,720	6,896,269	8,944,656	1,182,153	2,116,504	8,594	18,455

CHANGE IN UNITS:
Beginning units	2,417,344	-	578,656	626,449	133,512	146,420	-	-
Units purchased	5,868,489	3,982,188	42,101	67,721	4,834	17,150	-	-
Units redeemed	(2,863,301)	(1,564,844)	(91,350)	(115,514)	(51,038)	(30,058)	-	-

Ending units	5,422,532	2,417,344	529,407	578,656	87,308	133,512	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSVREB		VKVGR2		DTRTFB		EIF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(4)	4	7,494	3,797	345,930	216,243	52,816	44,669
Realized gain (loss) on investments	(74)	139	(4,213)	(8,397)	(650,874)	(19,662)	93,649	37,528
Change in unrealized gain (loss) on investments	(303)	160	(85,000)	64,673	(3,120,026)	(505,748)	(927,693)	779,169
Reinvested capital gains	168	-	8,862	-	-	45,400	524,842	53,884

Net increase (decrease) in contract owners’ equity resulting from operations	(213)	303	(72,857)	60,073	(3,424,970)	(263,767)	(256,386)	915,250

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	531	527	6,494,913	7,478,551	550,658	489,505
Transfers between funds	-	-	(11,842)	(4,710)	(501,073)	2,493,210	(559,090)	(622,844)
Redemptions (notes 2, 3, and 4)	(445)	(525)	(3,355)	(44,373)	(731,518)	(654,980)	(77,932)	(232,344)
Adjustments to maintain reserves	578	43	3	30	(256)	32	(51)	8

Net equity transactions	133	(482)	(14,663)	(48,526)	5,262,066	9,316,813	(86,415)	(365,675)

Net change in contract owners’ equity	(80)	(179)	(87,520)	11,547	1,837,096	9,053,046	(342,801)	549,575
Contract owners’ equity at beginning of period	800	979	286,641	275,094	19,713,773	10,660,727	5,522,565	4,972,990

Contract owners’ equity at end of period	$720	800	199,121	286,641	21,550,869	19,713,773	5,179,764	5,522,565

CHANGE IN UNITS:
Beginning units	-	-	23,085	27,077	1,852,314	984,962	228,554	246,406
Units purchased	-	-	1,047	6,082	1,136,379	1,112,496	31,446	26,016
Units redeemed	-	-	(2,133)	(10,074)	(625,640)	(245,144)	(35,339)	(43,868)

Ending units	-	-	21,999	23,085	2,363,053	1,852,314	224,661	228,554

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	EIF2		GBF		GBF2		GEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(434,969)	(1,226,849)	682,859	293,234	1,738	2,127	(20,010)	(26,350)
Realized gain (loss) on investments	13,438,298	28,614,281	(3,480,368)	1,500,590	(49,649)	(6,104)	64,978	308,176
Change in unrealized gain (loss) on investments	(79,736,774)	34,073,108	(20,631,620)	(8,434,170)	(12,293)	(6,573)	(1,956,539)	(927,222)
Reinvested capital gains	43,054,023	4,403,273	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,679,422)	65,863,813	(23,429,129)	(6,640,346)	(60,204)	(10,550)	(1,911,571)	(645,396)

Equity transactions:
Purchase payments received from contract owners (note 4)	43,960,089	82,205,912	3,581,686	11,122,772	3,985	280,133	364,048	191,721
Transfers between funds	(23,246,151)	(37,401,739)	(9,593,032)	8,181,661	(89,216)	(33,745)	(55,480)	17,609
Redemptions (notes 2, 3, and 4)	(24,118,900)	(26,724,629)	(16,913,018)	(23,154,553)	(6,282)	(6,189)	(377,697)	(778,677)
Adjustments to maintain reserves	(50,834)	174	95,226	187	453	(10)	11,526	(14)

Net equity transactions	(3,455,796)	18,079,718	(22,829,138)	(3,849,933)	(91,060)	240,189	(57,603)	(569,361)

Net change in contract owners’ equity	(27,135,218)	83,943,531	(46,258,267)	(10,490,279)	(151,264)	229,639	(1,969,174)	(1,214,757)
Contract owners’ equity at beginning of period	449,884,300	365,940,769	175,615,713	186,105,992	480,113	250,474	7,236,936	8,451,693

Contract owners’ equity at end of period	$422,749,082	449,884,300	129,357,446	175,615,713	328,849	480,113	5,267,762	7,236,936

CHANGE IN UNITS:
Beginning units	10,467,255	10,097,888	9,781,904	10,223,988	49,757	25,052	304,251	320,088
Units purchased	1,886,435	2,842,972	760,189	2,501,896	2,793	51,280	32,253	25,262
Units redeemed	(1,852,478)	(2,473,605)	(2,198,551)	(2,943,980)	(13,089)	(26,575)	(37,031)	(41,099)

Ending units	10,501,212	10,467,255	8,343,542	9,781,904	39,461	49,757	299,473	304,251

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GEM2		GIG		GVAAA2		GVABD2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(689,031)	(436,271)	281,987	176,962	(92,827,489)	(26,077,681)	(48,954,662)	22,465,742
Realized gain (loss) on investments	898,632	1,575,590	4,950	266,075	212,138,337	272,110,870	(21,034,737)	13,330,498
Change in unrealized gain (loss) on investments	(25,156,414)	(9,561,803)	(3,864,011)	1,099,577	(1,468,774,296)	604,725,404	(554,152,926)	(136,729,624)
Reinvested capital gains	-	-	1,457,167	-	242,239,973	44,675,805	69,153,913	21,601,802

Net increase (decrease) in contract owners’ equity resulting from operations	(24,946,813)	(8,422,484)	(2,119,907)	1,542,614	(1,107,223,475)	895,434,398	(554,988,412)	(79,331,582)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,417,266	8,079,854	20,771	64,531	200,053,517	423,492,950	129,327,739	239,195,975
Transfers between funds	977,426	48,049,810	(280,628)	(20,538)	(80,917,819)	(120,319,768)	(92,583,769)	432,403,231
Redemptions (notes 2, 3, and 4)	(5,553,662)	(7,476,788)	(745,262)	(1,348,765)	(568,846,005)	(735,738,368)	(269,151,653)	(326,256,618)
Adjustments to maintain reserves	2,170	80,154	16,417	133	(62,702)	(38,390)	56,873	(30,239)

Net equity transactions	(1,156,800)	48,733,030	(988,702)	(1,304,639)	(449,773,009)	(432,603,576)	(232,350,810)	345,312,349

Net change in contract owners’ equity	(26,103,613)	40,310,546	(3,108,609)	237,975	(1,556,996,484)	462,830,822	(787,339,222)	265,980,767
Contract owners’ equity at beginning of period	95,399,300	55,088,754	14,155,394	13,917,419	7,512,777,799	7,049,946,977	3,951,701,238	3,685,720,471

Contract owners’ equity at end of period	$69,295,687	95,399,300	11,046,785	14,155,394	5,955,781,315	7,512,777,799	3,164,362,016	3,951,701,238

CHANGE IN UNITS:
Beginning units	2,689,124	1,426,598	743,635	812,767	305,685,329	324,647,280	302,194,849	276,402,530
Units purchased	417,252	1,587,730	5,843	20,519	14,298,466	25,531,792	25,154,697	60,100,087
Units redeemed	(461,817)	(325,204)	(65,462)	(89,651)	(35,230,650)	(44,493,743)	(46,247,200)	(34,307,768)

Ending units	2,644,559	2,689,124	684,016	743,635	284,753,145	305,685,329	281,102,346	302,194,849

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(6,075,357)	(7,349,434)	(52,876,289)	(15,681,847)	(16,326,312)	(17,582,386)	(8,619,231)	(9,345,245)
Realized gain (loss) on investments	3,163,845	8,640,451	9,691,179	119,735,913	22,012,815	23,022,138	8,719,345	25,893,102
Change in unrealized gain (loss) on investments	(160,563,611)	48,969,584	(826,715,455)	640,703,093	(590,017,041)	180,270,517	(330,839,388)	52,003,083
Reinvested capital gains	24,846,224	13,489,101	91,882,647	76,161,715	140,425,586	20,270,539	193,455,472	10,707,619

Net increase (decrease) in contract owners’ equity resulting from operations	(138,628,899)	63,749,702	(778,017,918)	820,918,874	(443,904,952)	205,980,808	(137,283,802)	79,258,559

Equity transactions:
Purchase payments received from contract owners (note 4)	27,717,103	87,408,283	214,618,507	415,669,685	184,495,362	386,946,811	19,123,101	43,237,742
Transfers between funds	10,865,349	(17,586,043)	14,189,999	(367,950,637)	(38,296,070)	(46,313,984)	(15,688,802)	(16,550,298)
Redemptions (notes 2, 3, and 4)	(33,189,412)	(41,902,613)	(293,100,518)	(364,900,797)	(85,801,502)	(93,628,415)	(51,333,578)	(69,339,637)
Adjustments to maintain reserves	(5,708)	70	9,315	(47,502)	5,370	3,865	45,311	153

Net equity transactions	5,387,332	27,919,697	(64,282,697)	(317,229,251)	60,403,160	247,008,277	(47,853,968)	(42,652,040)

Net change in contract owners’ equity	(133,241,567)	91,669,399	(842,300,615)	503,689,623	(383,501,792)	452,989,085	(185,137,770)	36,606,519
Contract owners’ equity at beginning of period	526,499,405	434,830,006	4,423,437,321	3,919,747,698	1,419,957,031	966,967,946	717,348,895	680,742,376

Contract owners’ equity at end of period	$393,257,838	526,499,405	3,581,136,706	4,423,437,321	1,036,455,239	1,419,957,031	532,211,125	717,348,895

CHANGE IN UNITS:
Beginning units	14,886,721	14,118,865	155,446,323	168,241,669	30,419,590	25,071,030	20,474,930	21,662,629
Units purchased	2,310,715	3,253,222	17,007,758	19,422,670	7,509,025	11,551,766	985,090	1,661,343
Units redeemed	(2,164,868)	(2,485,366)	(19,265,984)	(32,218,016)	(5,740,200)	(6,203,206)	(2,542,838)	(2,849,042)

Ending units	15,032,568	14,886,721	153,188,097	155,446,323	32,188,415	30,419,590	18,917,182	20,474,930

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVDMC		GVEX1		GVEX2		GVIDA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(8,033,547)	(8,585,526)	4,817	15,687	(7,161,068)	11,062,305	(2,934,404)	(2,982,628)
Realized gain (loss) on investments	(3,492,961)	11,047,452	158,796	2,220	16,118,539	12,956,690	(1,966,392)	7,153,907
Change in unrealized gain (loss) on investments	(184,644,763)	26,271,400	(1,042,731)	213,340	(1,517,455,956)	302,515,768	(92,984,007)	18,333,537
Reinvested capital gains	96,479,556	5,704,728	680,982	7,697	1,126,258,889	11,189,398	52,081,990	3,658,102

Net increase (decrease) in contract owners’ equity resulting from operations	(99,691,715)	34,438,054	(198,136)	238,944	(382,239,596)	337,724,161	(45,802,813)	26,162,918

Equity transactions:
Purchase payments received from contract owners (note 4)	8,217,137	11,735,250	41,298	25,316	232,788,397	426,416,554	21,007,094	46,896,870
Transfers between funds	(12,603,161)	(13,827,368)	(20,468)	185,571	(23,604,923)	101,852,597	(8,259,567)	(10,411,138)
Redemptions (notes 2, 3, and 4)	(62,224,863)	(69,257,503)	(3,594)	-	(92,367,364)	(99,042,052)	(13,122,354)	(17,483,074)
Adjustments to maintain reserves	(19,219)	126	(38,669)	1	(50,989)	5,001	2,089	(145)

Net equity transactions	(66,630,106)	(71,349,495)	(21,433)	210,888	116,765,121	429,232,100	(372,738)	19,002,513

Net change in contract owners’ equity	(166,321,821)	(36,911,441)	(219,569)	449,832	(265,474,475)	766,956,261	(46,175,551)	45,165,431
Contract owners’ equity at beginning of period	657,684,690	694,596,131	1,228,963	779,131	1,916,983,015	1,150,026,754	227,840,655	182,675,224

Contract owners’ equity at end of period	$491,362,869	657,684,690	1,009,394	1,228,963	1,651,508,540	1,916,983,015	181,665,104	227,840,655

CHANGE IN UNITS:
Beginning units	30,541,468	33,896,875	72,347	58,407	63,920,248	48,566,757	6,084,448	5,444,327
Units purchased	1,136,878	1,188,819	8,573	13,940	13,778,994	24,077,755	860,966	1,601,919
Units redeemed	(4,635,537)	(4,544,226)	(7,590)	-	(9,168,585)	(8,724,264)	(808,730)	(961,798)

Ending units	27,042,809	30,541,468	73,330	72,347	68,530,657	63,920,248	6,136,684	6,084,448

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVIDC		GVIDM		GVIX2		GVIX8
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(7,224,831)	(7,544,784)	(24,574,424)	(26,593,773)	184,574	120,994	2,975,613	1,799,534
Realized gain (loss) on investments	(4,797,720)	6,083,350	5,611,344	76,917,890	26,462	147,491	222,280	901,589
Change in unrealized gain (loss) on investments	(97,828,039)	5,208,754	(813,906,864)	97,077,492	(1,120,873)	55,292	(26,611,858)	7,586,794
Reinvested capital gains	35,213,570	3,632,584	484,943,883	23,183,460	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(74,637,020)	7,379,904	(347,926,061)	170,585,069	(909,837)	323,777	(23,413,965)	10,287,917

Equity transactions:
Purchase payments received from contract owners (note 4)	6,567,407	14,004,316	33,732,702	45,445,040	346,337	2,626,217	14,076,408	32,520,936
Transfers between funds	30,546,370	(17,542,117)	(28,643,481)	(32,159,059)	1,084,550	(850,446)	3,807,388	2,242,705
Redemptions (notes 2, 3, and 4)	(89,990,576)	(102,112,903)	(170,505,551)	(219,956,546)	(45,331)	(133,274)	(8,026,570)	(9,951,711)
Adjustments to maintain reserves	(28,242)	303	7,618	3,357	(205)	(18)	16,815	128

Net equity transactions	(52,905,041)	(105,650,401)	(165,408,712)	(206,667,208)	1,385,351	1,642,479	9,874,041	24,812,058

Net change in contract owners’ equity	(127,542,061)	(98,270,497)	(513,334,773)	(36,082,139)	475,514	1,966,256	(13,539,924)	35,099,975
Contract owners’ equity at beginning of period	574,726,052	672,996,549	2,003,437,057	2,039,519,196	5,653,110	3,686,854	149,632,402	114,532,427

Contract owners’ equity at end of period	$447,183,991	574,726,052	1,490,102,284	2,003,437,057	6,128,624	5,653,110	136,092,478	149,632,402

CHANGE IN UNITS:
Beginning units	34,836,218	41,318,029	73,533,531	81,355,743	373,545	264,872	11,283,499	9,445,312
Units purchased	5,685,342	6,372,746	2,246,440	2,909,064	116,511	259,483	2,209,973	3,348,938
Units redeemed	(9,212,531)	(12,854,557)	(9,144,291)	(10,731,276)	(10,240)	(150,810)	(1,335,847)	(1,510,751)

Ending units	31,309,029	34,836,218	66,635,680	73,533,531	479,816	373,545	12,157,625	11,283,499

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	HIBF		IDPG2		IDPGI2		MCIF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,594,907	1,705,489	(14,629,687)	(14,816,250)	(6,005,739)	(6,042,863)	(871,701)	(732,197)
Realized gain (loss) on investments	(1,430,222)	(14,731)	1,234,256	12,957,825	(1,486,237)	3,601,652	(3,472,211)	545,958
Change in unrealized gain (loss) on investments	(8,032,804)	148,088	(354,130,232)	75,245,625	(110,887,362)	19,432,778	(152,246,264)	62,957,822
Reinvested capital gains	-	-	174,421,346	43,403,889	44,393,815	11,338,565	96,906,658	6,685,661

Net increase (decrease) in contract owners’ equity resulting from operations	(7,868,119)	1,838,846	(193,104,317)	116,791,089	(73,985,523)	28,330,132	(59,683,518)	69,457,244

Equity transactions:
Purchase payments received from contract owners (note 4)	3,877,472	4,177,587	26,892,464	51,347,473	15,713,995	33,538,134	36,817,631	84,097,381
Transfers between funds	(4,636,486)	(1,366,752)	(6,086,853)	(10,961,627)	(3,811,860)	(7,014,816)	(13,909,223)	(11,997,400)
Redemptions (notes 2, 3, and 4)	(5,499,335)	(6,608,839)	(77,940,473)	(88,891,719)	(36,132,886)	(40,172,707)	(20,298,216)	(23,647,767)
Adjustments to maintain reserves	12,656	(22)	13,746	(330)	3,048	64	(61,796)	44,575

Net equity transactions	(6,245,693)	(3,798,026)	(57,121,116)	(48,506,203)	(24,227,703)	(13,649,325)	2,548,396	48,496,789

Net change in contract owners’ equity	(14,113,812)	(1,959,180)	(250,225,433)	68,284,886	(98,213,226)	14,680,807	(57,135,122)	117,954,033
Contract owners’ equity at beginning of period	53,814,222	55,773,402	1,201,464,804	1,133,179,918	489,680,466	474,999,659	420,724,265	302,770,232

Contract owners’ equity at end of period	$39,700,410	53,814,222	951,239,371	1,201,464,804	391,467,240	489,680,466	363,589,143	420,724,265

CHANGE IN UNITS:
Beginning units	2,029,175	2,186,012	79,500,071	82,866,264	35,957,659	37,020,430	7,270,935	6,342,096
Units purchased	1,210,463	343,668	3,742,767	4,696,710	2,077,370	3,055,087	1,457,077	2,254,014
Units redeemed	(1,513,638)	(500,505)	(8,050,094)	(8,062,903)	(4,099,715)	(4,117,858)	(1,330,375)	(1,325,175)

Ending units	1,726,000	2,029,175	75,192,744	79,500,071	33,935,314	35,957,659	7,397,637	7,270,935

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MCIF2		MSBF		NAMAA2		NAMGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(4,474)	10,511	3,698,604	9,790,954	(35,204,800)	(38,384,532)	(8,687,741)	(7,504,392)
Realized gain (loss) on investments	43,605	33,565	(892,134)	1,283,032	11,094,136	14,997,536	8,497,848	14,137,317
Change in unrealized gain (loss) on investments	(1,370,346)	217,473	(10,851,247)	(2,961,776)	(1,008,311,999)	307,788,431	(121,467,015)	116,596,567
Reinvested capital gains	846,850	43,944	-	-	584,678,926	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(484,365)	305,493	(8,044,777)	8,112,210	(447,743,737)	284,401,435	(121,656,908)	123,229,492

Equity transactions:
Purchase payments received from contract owners (note 4)	627,798	2,191,677	1,212,686	8,651,069	123,569,045	286,646,609	62,201,532	109,028,927
Transfers between funds	(185,597)	(88,232)	(19,580,844)	9,929,750	(15,519,799)	(27,717,115)	(4,440,317)	(55,323,450)
Redemptions (notes 2, 3, and 4)	(21,631)	(4,866)	(18,554,260)	(25,777,411)	(190,041,119)	(159,739,146)	(33,135,205)	(26,881,071)
Adjustments to maintain reserves	41,474	26	8,431	(329)	17,371	(285)	233	(5)

Net equity transactions	462,044	2,098,605	(36,913,987)	(7,196,921)	(81,974,502)	99,190,063	24,626,243	26,824,401

Net change in contract owners’ equity	(22,321)	2,404,098	(44,958,764)	915,289	(529,718,239)	383,591,498	(97,030,665)	150,053,893
Contract owners’ equity at beginning of period	3,214,268	810,170	218,861,811	217,946,522	2,910,566,956	2,526,975,458	737,262,875	587,208,982

Contract owners’ equity at end of period	$3,191,947	3,214,268	173,903,047	218,861,811	2,380,848,717	2,910,566,956	640,232,210	737,262,875

CHANGE IN UNITS:
Beginning units	203,283	62,726	11,592,574	11,993,333	189,340,615	182,897,951	38,256,023	36,831,256
Units purchased	67,757	195,071	802,928	3,203,949	11,946,157	22,591,264	5,275,025	6,348,789
Units redeemed	(37,682)	(54,514)	(2,828,948)	(3,604,708)	(18,173,354)	(16,148,600)	(3,741,341)	(4,924,022)

Ending units	233,358	203,283	9,566,554	11,592,574	183,113,418	189,340,615	39,789,707	38,256,023

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NCPG2		NCPGI2		NJMMA2		NJNDE2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(17,445,658)	(17,951,891)	(7,442,524)	(7,735,506)	(408,138)	379,963	(307,228)	(268,717)
Realized gain (loss) on investments	7,515,446	13,005,762	(221,681)	4,213,117	(377,541)	43,955	914,040	755,851
Change in unrealized gain (loss) on investments	(218,498,192)	181,651,282	(80,863,797)	52,100,175	(5,488,578)	(319,993)	(11,167,148)	4,723,493
Reinvested capital gains	-	-	-	-	513,394	1,000,370	331,849	1,070,936

Net increase (decrease) in contract owners’ equity resulting from operations	(228,428,404)	176,705,153	(88,528,002)	48,577,786	(5,760,863)	1,104,295	(10,228,487)	6,281,563

Equity transactions:
Purchase payments received from contract owners (note 4)	31,730,665	52,945,740	17,820,917	30,084,690	9,170,046	16,559,324	21,861,537	27,710,968
Transfers between funds	(7,120,525)	(13,319,595)	(4,023,135)	(6,169,546)	(776,308)	2,226,037	916,824	(33,363)
Redemptions (notes 2, 3, and 4)	(102,082,034)	(110,520,029)	(45,576,819)	(53,298,634)	(1,337,102)	(926,105)	(2,197,245)	(1,133,562)
Adjustments to maintain reserves	8,926	246	6,582	(17)	(491)	(55)	(3,811)	(105)

Net equity transactions	(77,462,968)	(70,893,638)	(31,772,455)	(29,383,507)	7,056,145	17,859,201	20,577,305	26,543,938

Net change in contract owners’ equity	(305,891,372)	105,811,515	(120,300,457)	19,194,279	1,295,282	18,963,496	10,348,818	32,825,501
Contract owners’ equity at beginning of period	1,416,717,465	1,310,905,950	599,433,390	580,239,111	29,271,216	10,307,720	44,351,609	11,526,108

Contract owners’ equity at end of period	$1,110,826,093	1,416,717,465	479,132,933	599,433,390	30,566,498	29,271,216	54,700,427	44,351,609

CHANGE IN UNITS:
Beginning units	90,803,864	95,679,487	42,838,012	45,036,369	2,741,466	1,020,100	2,576,767	845,327
Units purchased	4,735,616	6,069,138	2,579,758	3,039,443	1,101,686	1,872,730	1,810,178	2,017,853
Units redeemed	(10,425,209)	(10,944,761)	(5,152,782)	(5,237,800)	(387,167)	(151,364)	(397,403)	(286,413)

Ending units	85,114,271	90,803,864	40,264,988	42,838,012	3,455,985	2,741,466	3,989,542	2,576,767

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVAMV1		NVAMV2		NVAMVX		NVAMVZ
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(51,403)	(33,466)	(361,445)	(397,323)	5,035	6,676	(662,205)	(713,811)
Realized gain (loss) on investments	473,986	(394,879)	1,092,283	1,046,114	442,221	208,108	10,165,346	13,019,628
Change in unrealized gain (loss) on investments	(6,029,741)	10,349,749	(13,044,586)	20,946,007	(1,383,458)	1,196,299	(39,307,901)	36,594,424
Reinvested capital gains	4,646,392	-	9,932,807	-	791,300	-	25,129,133	-

Net increase (decrease) in contract owners’ equity resulting from operations	(960,766)	9,921,404	(2,380,941)	21,594,798	(144,902)	1,411,083	(4,675,627)	48,900,241

Equity transactions:
Purchase payments received from contract owners (note 4)	2,096	986	(648)	(156,408)	289,598	312,085	8,791,799	8,451,874
Transfers between funds	(306,223)	(1,201,371)	(3,028,922)	(9,649,834)	(88,103)	957,542	(492,665)	(14,354,956)
Redemptions (notes 2, 3, and 4)	(2,943,131)	(3,724,539)	(5,846,941)	(6,136,450)	(327,797)	(555,975)	(14,683,997)	(17,615,269)
Adjustments to maintain reserves	1,832	107	(35,277)	138	(154)	(104)	9,449	74

Net equity transactions	(3,245,426)	(4,924,817)	(8,911,788)	(15,942,554)	(126,456)	713,548	(6,375,414)	(23,518,277)

Net change in contract owners’ equity	(4,206,192)	4,996,587	(11,292,729)	5,652,244	(271,358)	2,124,631	(11,051,041)	25,381,964
Contract owners’ equity at beginning of period	37,302,073	32,305,486	79,966,572	74,314,328	6,052,560	3,927,929	187,263,537	161,881,573

Contract owners’ equity at end of period	$33,095,881	37,302,073	68,673,843	79,966,572	5,781,202	6,052,560	176,212,496	187,263,537

CHANGE IN UNITS:
Beginning units	912,757	1,049,515	2,043,608	2,517,282	385,404	332,668	11,992,913	13,722,206
Units purchased	-	-	14,016	20,766	94,957	119,031	2,604,503	2,527,432
Units redeemed	(82,802)	(136,758)	(252,311)	(494,440)	(103,911)	(66,295)	(2,986,688)	(4,256,725)

Ending units	829,955	912,757	1,805,313	2,043,608	376,450	385,404	11,610,728	11,992,913

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVBX		NVCBD1		NVCBD2		NVCCA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$14,501	17,338	33,599	14,966	623,883	363,186	(30,334,192)	(32,629,853)
Realized gain (loss) on investments	(148,093)	1,586	(60,511)	17,721	(2,396,325)	377,008	20,978,335	55,756,058
Change in unrealized gain (loss) on investments	(4,839)	(90,952)	(471,960)	(207,221)	(17,476,705)	(7,065,316)	(463,059,311)	299,685,564
Reinvested capital gains	5,953	4,425	3,341	88,481	114,829	3,302,116	85,901,079	-

Net increase (decrease) in contract owners’ equity resulting from operations	(132,478)	(67,603)	(495,531)	(86,053)	(19,134,318)	(3,023,006)	(386,514,089)	322,811,769

Equity transactions:
Purchase payments received from contract owners (note 4)	-	222,534	8,289	14,605	6,650,858	17,847,232	18,899,966	29,499,680
Transfers between funds	(306,981)	(1,668,740)	634,517	(238,808)	1,828,507	5,508,485	(21,934,168)	(21,949,459)
Redemptions (notes 2, 3, and 4)	-	-	(233,884)	(560,334)	(10,003,962)	(10,059,456)	(220,252,428)	(280,401,914)
Adjustments to maintain reserves	865	-	(33)	(74)	25,075	25	81,974	377

Net equity transactions	(306,116)	(1,446,206)	408,889	(784,611)	(1,499,522)	13,296,286	(223,204,656)	(272,851,316)

Net change in contract owners’ equity	(438,594)	(1,513,809)	(86,642)	(870,664)	(20,633,840)	10,273,280	(609,718,745)	49,960,453
Contract owners’ equity at beginning of period	1,200,855	2,714,664	2,969,316	3,839,980	117,145,974	106,872,694	2,443,857,226	2,393,896,773

Contract owners’ equity at end of period	$762,261	1,200,855	2,882,674	2,969,316	96,512,134	117,145,974	1,834,138,481	2,443,857,226

CHANGE IN UNITS:
Beginning units	105,005	231,948	207,005	261,460	8,606,445	7,660,242	121,505,952	135,712,156
Units purchased	173	22,327	70,184	16,411	1,628,645	2,417,235	1,747,948	2,309,289
Units redeemed	(27,808)	(149,270)	(38,585)	(70,866)	(1,783,604)	(1,471,032)	(14,321,322)	(16,515,493)

Ending units	77,370	105,005	238,604	207,005	8,451,486	8,606,445	108,932,578	121,505,952

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCCN2		NVCMA2		NVCMC2		NVCMD2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(8,512,715)	(9,339,176)	(4,686,535)	(4,693,128)	(8,507,709)	(9,241,664)	(29,373,865)	(31,259,376)
Realized gain (loss) on investments	441,653	2,993,137	(4,747,734)	(2,506,809)	552,247	9,474,087	15,893,262	45,130,759
Change in unrealized gain (loss) on investments	(92,253,718)	24,127,232	(54,419,117)	57,578,954	(102,837,050)	49,621,582	(395,656,424)	248,651,653
Reinvested capital gains	12,464,901	1,532,848	5,709,996	-	15,491,974	169,137	57,911,284	-

Net increase (decrease) in contract owners’ equity resulting from operations	(87,859,879)	19,314,041	(58,143,390)	50,379,017	(95,300,538)	50,023,142	(351,225,743)	262,523,036

Equity transactions:
Purchase payments received from contract owners (note 4)	10,259,265	12,106,850	20,069,071	30,350,224	10,698,920	15,745,331	57,139,412	37,900,393
Transfers between funds	31,199,659	30,647,299	(5,117,410)	(5,299,082)	(5,277,828)	(7,310,145)	(23,899,292)	(37,699,837)
Redemptions (notes 2, 3, and 4)	(92,110,350)	(107,333,001)	(24,011,797)	(35,178,280)	(62,274,285)	(78,939,898)	(205,327,772)	(239,421,179)
Adjustments to maintain reserves	10,937	10	8,363	144	4,650	103	64,776	421

Net equity transactions	(50,640,489)	(64,578,842)	(9,051,773)	(10,126,994)	(56,848,543)	(70,504,609)	(172,022,876)	(239,220,202)

Net change in contract owners’ equity	(138,500,368)	(45,264,801)	(67,195,163)	40,252,023	(152,149,081)	(20,481,467)	(523,248,619)	23,302,834
Contract owners’ equity at beginning of period	675,201,502	720,466,303	354,589,573	314,337,550	680,194,585	700,676,052	2,341,440,370	2,318,137,536

Contract owners’ equity at end of period	$536,701,134	675,201,502	287,394,410	354,589,573	528,045,504	680,194,585	1,818,191,751	2,341,440,370

CHANGE IN UNITS:
Beginning units	47,157,538	51,890,412	16,993,711	17,555,860	40,815,042	45,209,068	123,502,905	136,791,709
Units purchased	6,870,746	10,175,236	1,365,617	1,653,830	1,728,290	2,002,758	4,005,203	3,560,824
Units redeemed	(10,814,922)	(14,908,110)	(1,930,664)	(2,215,979)	(5,585,266)	(6,396,784)	(14,439,406)	(16,849,628)

Ending units	43,213,362	47,157,538	16,428,664	16,993,711	36,958,066	40,815,042	113,068,702	123,502,905

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCRA2		NVCRB2		NVDBL2		NVDCA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,685,336)	(1,502,786)	(24,718,279)	(26,365,369)	(18,149,576)	(19,209,435)	(16,942,141)	(18,711,195)
Realized gain (loss) on investments	1,573,529	801,896	15,840,568	28,377,824	4,572,106	40,400,921	9,442,181	51,025,445
Change in unrealized gain (loss) on investments	(20,386,571)	17,316,960	(340,431,620)	181,073,672	(481,940,649)	64,624,703	(633,031,661)	89,786,259
Reinvested capital gains	428,031	-	56,364,890	-	257,158,082	14,461,084	382,456,849	21,506,008

Net increase (decrease) in contract owners’ equity resulting from operations	(20,070,347)	16,616,070	(292,944,441)	183,086,127	(238,360,037)	100,277,273	(258,074,772)	143,606,517

Equity transactions:
Purchase payments received from contract owners (note 4)	20,606,978	28,886,711	27,120,068	29,955,937	22,015,605	46,655,513	18,344,637	19,087,728
Transfers between funds	(2,022,415)	(6,691,153)	(12,909,511)	(9,058,183)	(11,286,836)	(45,259,850)	(13,628,734)	(14,072,227)
Redemptions (notes 2, 3, and 4)	(8,381,260)	(4,802,363)	(180,879,761)	(210,691,673)	(122,331,826)	(149,599,129)	(121,396,614)	(143,896,357)
Adjustments to maintain reserves	(759)	56	67,994	511	52,660	85	23,300	412

Net equity transactions	10,202,544	17,393,251	(166,601,210)	(189,793,408)	(111,550,397)	(148,203,381)	(116,657,411)	(138,880,444)

Net change in contract owners’ equity	(9,867,803)	34,009,321	(459,545,651)	(6,707,281)	(349,910,434)	(47,926,108)	(374,732,183)	4,726,073
Contract owners’ equity at beginning of period	118,156,142	84,146,821	2,013,700,009	2,020,407,290	1,506,478,786	1,554,404,894	1,412,560,995	1,407,834,922

Contract owners’ equity at end of period	$108,288,339	118,156,142	1,554,154,358	2,013,700,009	1,156,568,352	1,506,478,786	1,037,828,812	1,412,560,995

CHANGE IN UNITS:
Beginning units	5,473,421	4,648,789	113,628,707	124,798,101	70,464,357	77,619,638	51,530,744	56,780,594
Units purchased	1,367,140	1,583,461	3,574,671	4,100,490	2,372,905	3,849,530	1,206,310	1,412,031
Units redeemed	(877,427)	(758,829)	(14,156,457)	(15,269,884)	(8,345,477)	(11,004,811)	(6,136,599)	(6,661,881)

Ending units	5,963,134	5,473,421	103,046,921	113,628,707	64,491,785	70,464,357	46,600,455	51,530,744

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVFIII		NVGEII		NVIE6		NVLCP2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$150,386	(24,315)	133,309	115,352	689,941	292,665	7,425	(740,767)
Realized gain (loss) on investments	(815,446)	42,276	1,064,938	514,470	419,591	1,197,149	(78,889)	875,734
Change in unrealized gain (loss) on investments	(4,724,216)	(643,882)	(9,173,147)	3,404,743	(12,007,200)	2,984,835	(34,026)	(4,774,695)
Reinvested capital gains	-	7,596	94	22,541	4,431,823	-	7,153	2,927,848

Net increase (decrease) in contract owners’ equity resulting from operations	(5,389,276)	(618,325)	(7,974,806)	4,057,106	(6,465,845)	4,474,649	(98,337)	(1,711,880)

Equity transactions:
Purchase payments received from contract owners (note 4)	7,232,204	20,362,450	10,558,668	29,087,204	367,364	240,056	12,525	10,471,363
Transfers between funds	(2,912,858)	1,953,184	(1,006,133)	462,464	473,023	(2,118,041)	27,164	(82,334,412)
Redemptions (notes 2, 3, and 4)	(1,615,866)	(1,462,786)	(1,776,563)	(584,476)	(2,834,612)	(3,736,392)	(8,546)	(9,575,996)
Adjustments to maintain reserves	(763)	44	(3,075)	(69)	2,740	(158)	(229)	77

Net equity transactions	2,702,717	20,852,892	7,772,897	28,965,123	(1,991,485)	(5,614,535)	30,914	(81,438,968)

Net change in contract owners’ equity	(2,686,559)	20,234,567	(201,909)	33,022,229	(8,457,330)	(1,139,886)	(67,423)	(83,150,848)
Contract owners’ equity at beginning of period	34,193,536	13,958,969	43,379,497	10,357,268	41,909,913	43,049,799	637,406	83,788,254

Contract owners’ equity at end of period	$31,506,977	34,193,536	43,177,588	43,379,497	33,452,583	41,909,913	569,983	637,406

CHANGE IN UNITS:
Beginning units	3,195,180	1,262,379	2,930,870	841,583	3,502,801	3,984,946	40,555	5,540,378
Units purchased	1,030,544	2,201,072	1,084,941	2,323,811	261,163	203,215	5,509	1,817,104
Units redeemed	(768,859)	(268,271)	(483,421)	(234,524)	(451,382)	(685,360)	(3,558)	(7,316,927)

Ending units	3,456,865	3,195,180	3,532,390	2,930,870	3,312,582	3,502,801	42,506	40,555

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVLCPP		NVMGA2		NVMIG1		NVMIG6
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,883,303	7,585,405	(4,778,750)	8,468,596	(243,683)	(306,730)	(2,307,422)	(2,053,093)
Realized gain (loss) on investments	(8,228,531)	(131,997)	2,960,487	3,045,445	(869,664)	227,776	(6,698,452)	4,816,112
Change in unrealized gain (loss) on investments	(71,405,798)	(8,609,868)	(62,092,662)	(1,216,805)	(10,366,000)	(1,461,671)	(83,760,938)	(19,773,868)
Reinvested capital gains	4,801,615	-	-	-	712,354	1,002,132	6,474,982	4,746,720

Net increase (decrease) in contract owners’ equity resulting from operations	(70,949,411)	(1,156,460)	(63,910,925)	10,297,236	(10,766,993)	(538,493)	(86,291,830)	(12,264,129)

Equity transactions:
Purchase payments received from contract owners (note 4)	10,950,624	3,793,945	18,141,347	47,969,605	199,144	308,556	8,208,038	29,454,171
Transfers between funds	(11,333,713)	487,295,639	5,619,863	9,613,708	(153,720)	(613,095)	31,921,024	76,842,348
Redemptions (notes 2, 3, and 4)	(37,124,494)	(8,114,123)	(18,952,629)	(16,488,469)	(1,205,706)	(2,721,456)	(12,807,677)	(14,380,808)
Adjustments to maintain reserves	62,000	(246)	7,564	127	56,130	11,814	(22,613)	42,424

Net equity transactions	(37,445,583)	482,975,215	4,816,145	41,094,971	(1,104,152)	(3,014,181)	27,298,772	91,958,135

Net change in contract owners’ equity	(108,394,994)	481,818,755	(59,094,780)	51,392,207	(11,871,145)	(3,552,674)	(58,993,058)	79,694,006
Contract owners’ equity at beginning of period	481,818,755	-	390,613,736	339,221,529	28,101,501	31,654,175	209,511,826	129,817,820

Contract owners’ equity at end of period	$373,423,761	481,818,755	331,518,956	390,613,736	16,230,356	28,101,501	150,518,768	209,511,826

CHANGE IN UNITS:
Beginning units	48,708,497	-	29,761,850	26,645,007	1,554,725	1,713,719	10,844,176	6,589,562
Units purchased	4,157,333	50,419,350	2,987,096	5,099,959	66,210	87,090	4,222,518	6,603,653
Units redeemed	(8,541,375)	(1,710,853)	(2,690,459)	(1,983,116)	(159,534)	(246,084)	(2,311,260)	(2,349,039)

Ending units	44,324,455	48,708,497	30,058,487	29,761,850	1,461,401	1,554,725	12,755,434	10,844,176

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMIVX		NVMIVZ		NVMLG1		NVMLG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$43,165	43,148	3,713,392	3,152,110	460,304	(150,700)	4,986,074	(2,188,113)
Realized gain (loss) on investments	44,266	70,535	3,505,101	7,160,601	(1,088,826)	(279,598)	(13,208,993)	(10,280,254)
Change in unrealized gain (loss) on investments	(236,378)	69,495	(22,248,276)	7,322,277	(3,369,195)	2,184,062	(42,664,872)	33,895,155
Reinvested capital gains	-	-	-	-	2,204,080	1,974,182	28,096,056	25,242,849

Net increase (decrease) in contract owners’ equity resulting from operations	(148,947)	183,178	(15,029,783)	17,634,988	(1,793,637)	3,727,946	(22,791,735)	46,669,637

Equity transactions:
Purchase payments received from contract owners (note 4)	31,244	41,275	2,603,431	3,765,144	95,902	93,454	12,642,656	5,775,288
Transfers between funds	(72,685)	117,668	3,903,696	141,636,736	318,931	186,947	(13,060,053)	8,099,819
Redemptions (notes 2, 3, and 4)	(136,830)	(195,572)	(18,298,979)	(24,124,599)	(935,247)	(1,157,442)	(14,309,790)	(15,257,412)
Adjustments to maintain reserves	5,223	(46)	8,465	80	(19,130)	168	(24,613)	(396)

Net equity transactions	(173,048)	(36,675)	(11,783,387)	121,277,361	(539,544)	(876,873)	(14,751,800)	(1,382,701)

Net change in contract owners’ equity	(321,995)	146,503	(26,813,170)	138,912,349	(2,333,181)	2,851,073	(37,543,535)	45,286,936
Contract owners’ equity at beginning of period	2,177,940	2,031,437	198,378,720	59,466,371	13,110,067	10,258,994	175,858,639	130,571,703

Contract owners’ equity at end of period	$1,855,945	2,177,940	171,565,550	198,378,720	10,776,886	13,110,067	138,315,104	175,858,639

CHANGE IN UNITS:
Beginning units	169,230	172,168	15,544,285	5,062,128	306,158	332,711	4,373,691	4,493,641
Units purchased	7,940	22,421	1,733,123	13,961,157	55,659	32,241	1,623,855	815,532
Units redeemed	(22,364)	(25,359)	(2,743,593)	(3,479,000)	(70,041)	(58,794)	(2,006,557)	(935,482)

Ending units	154,806	169,230	14,533,815	15,544,285	291,776	306,158	3,990,989	4,373,691

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMM2		NVMMG1		NVMMG2		NVMMV1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(4,093)	(6,711)	(1,935,736)	(2,949,547)	(1,556,849)	(2,278,509)	5,853	2,591
Realized gain (loss) on investments	-	-	(10,981,251)	2,676,760	(9,721,626)	4,631,300	(13,369)	(24,343)
Change in unrealized gain (loss) on investments	-	-	(109,455,101)	(45,639,826)	(79,890,492)	(34,416,267)	(73,944)	153,390
Reinvested capital gains	15	-	38,896,694	31,736,955	32,870,398	21,936,262	55,523	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,078)	(6,711)	(83,475,394)	(14,175,658)	(58,298,569)	(10,127,214)	(25,937)	131,638

Equity transactions:
Purchase payments received from contract owners (note 4)	131,963	851,080	1,786,666	1,030,554	3,369,990	19,770,431	416	109,270
Transfers between funds	104,910	1,218,342	(2,838,661)	(4,543,183)	13,263,703	(13,206,226)	15,794	45,502
Redemptions (notes 2, 3, and 4)	(927,731)	(788,987)	(12,944,848)	(19,481,092)	(9,654,825)	(13,228,821)	(140,140)	(94,965)
Adjustments to maintain reserves	1	(5)	(7,752)	1,340	(2,605)	(619)	(11,511)	(10)

Net equity transactions	(690,857)	1,280,430	(14,004,595)	(22,992,381)	6,976,263	(6,665,235)	(135,441)	59,797

Net change in contract owners’ equity	(694,935)	1,273,719	(97,479,989)	(37,168,039)	(51,322,306)	(16,792,449)	(161,378)	191,435
Contract owners’ equity at beginning of period	1,398,478	124,759	221,012,537	258,180,576	144,013,217	160,805,666	735,911	544,476

Contract owners’ equity at end of period	$703,543	1,398,478	123,532,548	221,012,537	92,690,911	144,013,217	574,533	735,911

CHANGE IN UNITS:
Beginning units	142,905	12,575	6,168,000	6,775,511	4,260,944	4,474,872	31,910	29,163
Units purchased	40,444	319,117	92,871	85,808	1,320,704	1,208,858	1,201	7,655
Units redeemed	(111,674)	(188,787)	(660,737)	(693,319)	(1,109,285)	(1,422,786)	(7,362)	(4,908)

Ending units	71,675	142,905	5,600,134	6,168,000	4,472,363	4,260,944	25,749	31,910

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMMV2		NVNMO1		NVNMO2		NVNSR1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(62,479)	(1,536,548)	(683,977)	(865,064)	(504,277)	(597,513)	(14,492)	(20,849)
Realized gain (loss) on investments	(5,430,980)	(9,043,541)	1,982,601	3,722,114	295,479	1,174,861	(12,898)	41,769
Change in unrealized gain (loss) on investments	(19,705,853)	55,564,007	(25,081,663)	13,890,986	(14,251,172)	8,799,975	(609,461)	198,432
Reinvested capital gains	16,134,967	-	7,950,507	1,668,915	5,059,945	954,046	113,382	254,277

Net increase (decrease) in contract owners’ equity resulting from operations	(9,064,345)	44,983,918	(15,832,532)	18,416,951	(9,400,025)	10,331,369	(523,469)	473,629

Equity transactions:
Purchase payments received from contract owners (note 4)	5,801,726	8,669,000	330,134	363,921	2,376,157	4,246,762	17,406	30,085
Transfers between funds	1,719,255	(7,475,561)	(1,216,341)	(1,089,296)	9,916	(3,581,760)	(256,389)	58,962
Redemptions (notes 2, 3, and 4)	(18,416,908)	(22,541,447)	(5,100,936)	(7,086,957)	(3,057,850)	(3,887,115)	(134,584)	(158,320)
Adjustments to maintain reserves	24,470	(213)	(17,763)	763	(2,566)	(74)	(49)	(40)

Net equity transactions	(10,871,457)	(21,348,221)	(6,004,906)	(7,811,569)	(674,343)	(3,222,187)	(373,616)	(69,313)

Net change in contract owners’ equity	(19,935,802)	23,635,697	(21,837,438)	10,605,382	(10,074,368)	7,109,182	(897,085)	404,316
Contract owners’ equity at beginning of period	235,550,524	211,914,827	88,250,836	77,645,454	51,637,200	44,528,018	2,408,066	2,003,750

Contract owners’ equity at end of period	$215,614,722	235,550,524	66,413,398	88,250,836	41,562,832	51,637,200	1,510,981	2,408,066

CHANGE IN UNITS:
Beginning units	8,751,029	9,633,785	2,959,489	3,252,837	1,803,208	1,943,145	77,964	81,191
Units purchased	1,004,894	665,564	16,159	25,221	273,407	318,954	4,568	10,611
Units redeemed	(1,410,738)	(1,548,320)	(253,584)	(318,569)	(300,287)	(458,891)	(18,292)	(13,838)

Ending units	8,345,185	8,751,029	2,722,064	2,959,489	1,776,328	1,803,208	64,240	77,964

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVNSR2		NVOLG1		NVOLG2		NVRE1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(960,505)	(1,352,725)	(2,033,692)	(3,782,078)	(4,834,980)	(3,333,125)	70,078	(104,225)
Realized gain (loss) on investments	874,659	2,595,340	1,065,571	286,878	11,314,822	13,605,311	230,453	240,880
Change in unrealized gain (loss) on investments	(34,423,731)	10,269,701	(148,664,151)	111,797,187	(203,242,783)	73,928,945	(17,585,819)	15,769,390
Reinvested capital gains	6,278,109	13,688,558	27,549,393	7,781,780	36,583,958	5,978,933	2,871,459	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,231,468)	25,200,874	(122,082,879)	116,083,767	(160,178,983)	90,180,064	(14,413,829)	15,906,045

Equity transactions:
Purchase payments received from contract owners (note 4)	2,461,800	3,793,028	2,952,635	2,962,243	22,675,511	42,995,233	597,017	245,482
Transfers between funds	(4,838,470)	2,405,963	(4,899,581)	39,022,748	(38,637,026)	332,354,699	(687,382)	192,239
Redemptions (notes 2, 3, and 4)	(10,706,430)	(9,725,078)	(35,854,612)	(43,208,880)	(52,105,987)	(38,736,930)	(2,645,056)	(3,558,404)
Adjustments to maintain reserves	5,633	(732)	(110,463)	80,329	19,248	198	276,275	614

Net equity transactions	(13,077,467)	(3,526,819)	(37,912,021)	(1,143,560)	(68,048,254)	336,613,200	(2,459,146)	(3,120,069)

Net change in contract owners’ equity	(41,308,935)	21,674,055	(159,994,900)	114,940,207	(228,227,237)	426,793,264	(16,872,975)	12,785,976
Contract owners’ equity at beginning of period	123,957,878	102,283,823	540,494,117	425,553,910	724,581,420	297,788,156	50,176,981	37,391,005

Contract owners’ equity at end of period	$82,648,943	123,957,878	380,499,217	540,494,117	496,354,183	724,581,420	33,304,006	50,176,981

CHANGE IN UNITS:
Beginning units	4,161,778	4,286,078	8,981,264	9,063,806	12,644,828	6,655,943	2,016,971	2,176,770
Units purchased	288,302	555,261	117,556	887,400	1,422,094	7,702,780	57,469	77,391
Units redeemed	(794,207)	(679,561)	(874,605)	(969,942)	(2,767,541)	(1,713,895)	(209,472)	(237,190)

Ending units	3,655,873	4,161,778	8,224,215	8,981,264	11,299,381	12,644,828	1,864,968	2,016,971

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVRE2		NVSIX2		NVSTB2		NVTIV3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(278,889)	(641,899)	(1,074,676)	(1,104,134)	852,505	(745,690)	479,548	187,308
Realized gain (loss) on investments	5,279,258	2,638,433	(8,077,654)	(2,635,993)	(1,356,832)	223,493	900,517	(8,034,829)
Change in unrealized gain (loss) on investments	(42,775,624)	30,684,874	(62,002,505)	17,164,126	(11,679,643)	(3,090,200)	(3,440,404)	10,841,189
Reinvested capital gains	5,942,825	-	24,019,845	3,788,459	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,832,430)	32,681,408	(47,134,990)	17,212,458	(12,183,970)	(3,612,397)	(2,060,339)	2,993,668

Equity transactions:
Purchase payments received from contract owners (note 4)	4,083,351	4,994,484	24,929,599	61,631,888	9,402,280	15,700,442	(2,894)	(39,245)
Transfers between funds	(1,682,260)	(583,280)	13,329,972	(3,514,752)	15,044,738	25,206,261	(790,858)	(165,441,905)
Redemptions (notes 2, 3, and 4)	(7,213,650)	(7,548,088)	(10,643,929)	(10,433,175)	(16,968,542)	(21,553,602)	(1,980,126)	(2,932,110)
Adjustments to maintain reserves	2,165	11,399	(16,628)	224	5,232	83	6,446	(410)

Net equity transactions	(4,810,394)	(3,125,485)	27,599,014	47,684,185	7,483,708	19,353,184	(2,767,432)	(168,413,670)

Net change in contract owners’ equity	(36,642,824)	29,555,923	(19,535,976)	64,896,643	(4,700,262)	15,740,787	(4,827,771)	(165,420,002)
Contract owners’ equity at beginning of period	105,274,129	75,718,206	209,659,529	144,762,886	175,892,808	160,152,021	27,209,742	192,629,744

Contract owners’ equity at end of period	$68,631,305	105,274,129	190,123,553	209,659,529	171,192,546	175,892,808	22,381,971	27,209,742

CHANGE IN UNITS:
Beginning units	4,572,952	4,728,963	9,060,427	7,070,809	16,839,858	15,054,408	1,571,139	12,054,637
Units purchased	1,054,392	695,299	3,027,639	3,692,202	5,166,072	5,966,532	10,049	26,719
Units redeemed	(1,401,591)	(851,310)	(1,581,283)	(1,702,584)	(4,498,935)	(4,181,082)	(185,945)	(10,510,217)

Ending units	4,225,753	4,572,952	10,506,783	9,060,427	17,506,995	16,839,858	1,395,243	1,571,139

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SAM		SCF		SCF2		SCGF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(599,314)	(9,784,923)	(553,181)	(988,474)	(708,512)	(868,025)	(72,298)	(105,203)
Realized gain (loss) on investments	-	-	(603,852)	1,567,058	(702,060)	1,286,539	(309,813)	296,350
Change in unrealized gain (loss) on investments	-	-	(27,212,738)	17,015,413	(28,501,440)	12,230,700	(2,832,674)	(141,955)
Reinvested capital gains	17,652	-	13,598,946	753,355	15,585,437	676,946	828,581	658,295

Net increase (decrease) in contract owners’ equity resulting from operations	(581,662)	(9,784,923)	(14,770,825)	18,347,352	(14,326,575)	13,326,160	(2,386,204)	707,487

Equity transactions:
Purchase payments received from contract owners (note 4)	233,659,348	219,696,896	642,849	665,645	7,663,631	14,895,658	54,665	183,289
Transfers between funds	589,450,294	487,277,968	(604,573)	(847,887)	2,581,489	607,033	300,921	(944,374)
Redemptions (notes 2, 3, and 4)	(682,885,083)	(699,209,056)	(5,368,364)	(7,197,875)	(4,848,670)	(4,395,588)	(530,113)	(1,028,342)
Adjustments to maintain reserves	(385,315)	58,363	(32,896)	538	(11,547)	41,633	171	(33)

Net equity transactions	139,839,244	7,824,171	(5,362,984)	(7,379,579)	5,384,903	11,148,736	(174,356)	(1,789,460)

Net change in contract owners’ equity	139,257,582	(1,960,752)	(20,133,809)	10,967,773	(8,941,672)	24,474,896	(2,560,560)	(1,081,973)
Contract owners’ equity at beginning of period	672,971,855	674,932,607	76,217,946	65,250,173	69,811,760	45,336,864	7,584,535	8,666,508

Contract owners’ equity at end of period	$812,229,437	672,971,855	56,084,137	76,217,946	60,870,088	69,811,760	5,023,975	7,584,535

CHANGE IN UNITS:
Beginning units	56,976,060	57,534,586	648,193	716,499	1,112,472	928,880	294,897	366,187
Units purchased	103,609,230	90,612,096	13,625	49,366	387,377	504,966	49,300	38,602
Units redeemed	(94,980,132)	(91,170,622)	(66,001)	(117,672)	(280,488)	(321,374)	(59,928)	(109,892)

Ending units	65,605,158	56,976,060	595,817	648,193	1,219,361	1,112,472	284,269	294,897

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SCGF2		SCVF		SCVF2		TRF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(723,845)	(876,666)	(224,183)	(334,936)	(658,971)	(745,446)	(218,947)	(761,081)
Realized gain (loss) on investments	(2,638,609)	(142,571)	(654,856)	(1,333,527)	(3,274,034)	(3,041,559)	8,676,745	10,656,164
Change in unrealized gain (loss) on investments	(25,870,619)	(524,753)	(6,138,380)	8,146,637	(11,446,937)	15,194,606	(34,571,697)	8,985,795
Reinvested capital gains	9,296,594	5,877,217	3,433,397	-	7,746,573	-	12,541,681	6,133,376

Net increase (decrease) in contract owners’ equity resulting from operations	(19,936,479)	4,333,227	(3,584,022)	6,478,174	(7,633,369)	11,407,601	(13,572,218)	25,014,254

Equity transactions:
Purchase payments received from contract owners (note 4)	6,272,370	11,217,703	367,662	276,921	4,528,614	9,481,447	742,252	998,932
Transfers between funds	3,452,138	(2,650,393)	(129,599)	(420,324)	(2,830,174)	1,387,413	(1,934,968)	(2,457,560)
Redemptions (notes 2, 3, and 4)	(3,419,048)	(3,910,489)	(1,398,517)	(2,212,824)	(3,468,252)	(4,589,291)	(11,194,703)	(13,347,333)
Adjustments to maintain reserves	3,084	180	(6,972)	(17)	5,624	60,885	(159,263)	2,405

Net equity transactions	6,308,544	4,657,001	(1,167,426)	(2,356,244)	(1,764,188)	6,340,454	(12,546,682)	(14,803,556)

Net change in contract owners’ equity	(13,627,935)	8,990,228	(4,751,448)	4,121,930	(9,397,557)	17,748,055	(26,118,900)	10,210,698
Contract owners’ equity at beginning of period	59,235,504	50,245,276	26,056,358	21,934,428	55,562,440	37,814,385	141,038,642	130,827,944

Contract owners’ equity at end of period	$45,607,569	59,235,504	21,304,910	26,056,358	46,164,883	55,562,440	114,919,742	141,038,642

CHANGE IN UNITS:
Beginning units	1,159,135	1,064,256	466,390	511,393	1,086,083	958,037	760,739	854,052
Units purchased	630,355	384,395	16,471	36,489	228,783	456,922	4,618	8,048
Units redeemed	(475,918)	(289,516)	(37,344)	(81,492)	(248,248)	(328,876)	(85,265)	(101,361)

Ending units	1,313,572	1,159,135	445,517	466,390	1,066,618	1,086,083	680,092	760,739

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRF2		AMCG		AMINS		AMMCGS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(585,263)	(1,135,439)	(102)	(219)	(118)	(1,654)	(42,014)	(59,852)
Realized gain (loss) on investments	9,644,008	12,525,594	(2,549)	2,999	(1,402)	686	11,777	350,949
Change in unrealized gain (loss) on investments	(32,283,653)	4,156,886	(3,148)	(2,539)	(67,479)	12,216	(1,596,428)	(334,119)
Reinvested capital gains	11,149,884	5,719,006	2,087	1,252	38,659	1,801	537,865	449,889

Net increase (decrease) in contract owners’ equity resulting from operations	(12,075,024)	21,266,047	(3,712)	1,493	(30,340)	13,049	(1,088,800)	406,867

Equity transactions:
Purchase payments received from contract owners (note 4)	7,740,803	7,840,847	5	3,684	-	(18)	7,353	143,363
Transfers between funds	(7,373,801)	(2,351,647)	-	-	-	812	(65,762)	(138,031)
Redemptions (notes 2, 3, and 4)	(10,719,052)	(11,393,265)	(1,599)	(8,254)	(3,878)	(2,115)	(219,130)	(494,035)
Adjustments to maintain reserves	(5,922)	(1,273)	(6,694)	(28)	(15)	(3)	(63)	200

Net equity transactions	(10,357,972)	(5,905,338)	(8,288)	(4,598)	(3,893)	(1,324)	(277,602)	(488,503)

Net change in contract owners’ equity	(22,432,996)	15,360,709	(12,000)	(3,105)	(34,233)	11,725	(1,366,402)	(81,636)
Contract owners’ equity at beginning of period	124,822,507	109,461,798	15,161	18,266	125,938	114,213	3,681,772	3,763,408

Contract owners’ equity at end of period	$102,389,511	124,822,507	3,161	15,161	91,705	125,938	2,315,370	3,681,772

CHANGE IN UNITS:
Beginning units	2,764,737	2,909,367	-	-	6,268	6,331	55,520	62,642
Units purchased	311,882	451,884	-	-	-	45	3,782	8,648
Units redeemed	(548,778)	(596,514)	-	-	(258)	(108)	(8,994)	(15,770)

Ending units	2,527,841	2,764,737	-	-	6,010	6,268	50,308	55,520

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMSRS		AMTB		NOTB4		NOTG4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(130,740)	(170,235)	1,064,220	666,650	967,433	(87,345)	259,909	(52,829)
Realized gain (loss) on investments	702,516	1,224,146	(757,485)	15,117	(25,885)	123,714	67,467	30,019
Change in unrealized gain (loss) on investments	(5,216,574)	2,012,144	(3,972,988)	(1,108,845)	(4,039,450)	438,925	(2,600,066)	476,445
Reinvested capital gains	1,299,274	332,853	-	-	2,216,697	-	1,561,068	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,345,524)	3,398,908	(3,666,253)	(427,078)	(881,205)	475,294	(711,622)	453,635

Equity transactions:
Purchase payments received from contract owners (note 4)	35,251	87,761	326,942	266,061	65,497	19,211	67,990	1,733
Transfers between funds	(625,857)	(323,804)	(3,451,784)	5,550,799	(134,513)	(31,338)	(152,555)	(32,179)
Redemptions (notes 2, 3, and 4)	(1,550,545)	(1,741,925)	(6,825,074)	(6,013,560)	(506,028)	(2,068,307)	(267,385)	(376,868)
Adjustments to maintain reserves	9,514	(124)	10,183	(64)	19,572	28	16,484	(94)

Net equity transactions	(2,131,637)	(1,978,092)	(9,939,733)	(196,764)	(555,472)	(2,080,406)	(335,466)	(407,408)

Net change in contract owners’ equity	(5,477,161)	1,420,816	(13,605,986)	(623,842)	(1,436,677)	(1,605,112)	(1,047,088)	46,227
Contract owners’ equity at beginning of period	17,676,576	16,255,760	57,780,757	58,404,599	6,496,666	8,101,778	4,637,645	4,591,418

Contract owners’ equity at end of period	$12,199,415	17,676,576	44,174,771	57,780,757	5,059,989	6,496,666	3,590,557	4,637,645

CHANGE IN UNITS:
Beginning units	346,609	387,171	4,852,137	4,872,120	501,455	663,596	327,868	357,033
Units purchased	2,917	11,265	204,821	713,806	17,889	17,353	24,497	15,869
Units redeemed	(52,754)	(51,827)	(1,135,598)	(733,789)	(67,518)	(179,494)	(52,341)	(45,034)

Ending units	296,772	346,609	3,921,360	4,852,137	451,826	501,455	300,024	327,868

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NOTMG4		PMUBA		PMVAAD		PMVEBD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$719,243	(70,140)	1,591	891	2,266,838	3,964,023	400,873	405,241
Realized gain (loss) on investments	(22,736)	81,434	(405)	1	(551,857)	277,733	(323,039)	(31,499)
Change in unrealized gain (loss) on investments	(4,660,028)	541,577	(14,693)	(1,609)	(10,441,826)	1,305,467	(2,580,353)	(967,346)
Reinvested capital gains	3,015,960	-	7,981	1,095	3,078,805	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(947,561)	552,871	(5,526)	378	(5,648,040)	5,547,223	(2,502,519)	(593,604)

Equity transactions:
Purchase payments received from contract owners (note 4)	11,908	174,974	-	-	2,089,605	3,139,165	838,515	1,964,258
Transfers between funds	(563,196)	81,377	16,550	1,155	(1,157,009)	(1,025,317)	(292,087)	931,647
Redemptions (notes 2, 3, and 4)	(304,822)	(1,088,686)	-	-	(3,149,045)	(4,036,561)	(731,386)	(851,329)
Adjustments to maintain reserves	17,282	6	4	(2)	(5,481)	19	501	(1,541)

Net equity transactions	(838,828)	(832,329)	16,554	1,153	(2,221,930)	(1,922,694)	(184,457)	2,043,035

Net change in contract owners’ equity	(1,786,389)	(279,458)	11,028	1,531	(7,869,970)	3,624,529	(2,686,976)	1,449,431
Contract owners’ equity at beginning of period	6,375,111	6,654,569	62,133	60,602	43,409,777	39,785,248	14,632,925	13,183,494

Contract owners’ equity at end of period	$4,588,722	6,375,111	73,161	62,133	35,539,807	43,409,777	11,945,949	14,632,925

CHANGE IN UNITS:
Beginning units	455,778	515,358	5,661	5,557	3,059,097	3,210,312	1,297,839	1,124,699
Units purchased	35,973	23,524	1,645	104	294,592	449,251	154,012	373,022
Units redeemed	(105,892)	(83,104)	(152)	-	(471,586)	(600,466)	(174,668)	(199,882)

Ending units	385,859	455,778	7,154	5,661	2,882,103	3,059,097	1,277,183	1,297,839

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVFAD		PMVFHA		PMVFHV		PMVHYD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(7,307)	705,669	3,278	6,390	5	8	18,803	13,305
Realized gain (loss) on investments	(743,136)	(111,260)	(33,546)	1,473	(1)	-	(3,340)	1,022
Change in unrealized gain (loss) on investments	(2,553,809)	(2,193,240)	(14,144)	(26,177)	(151)	(39)	(65,356)	(3,826)
Reinvested capital gains	-	28,402	187	4,717	-	12	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,304,252)	(1,570,429)	(44,225)	(13,597)	(147)	(19)	(49,893)	10,501

Equity transactions:
Purchase payments received from contract owners (note 4)	476,374	1,682,131	-	-	-	1,334	41,799	94,579
Transfers between funds	(13,789)	1,541,181	(313,896)	(49,423)	-	-	27,352	39,126
Redemptions (notes 2, 3, and 4)	(1,053,464)	(1,255,644)	(23,770)	(2,025)	(1)	-	(21,322)	(57,216)
Adjustments to maintain reserves	38	(454)	2	(13)	1	1	(6)	7

Net equity transactions	(590,841)	1,967,214	(337,664)	(51,461)	-	1,335	47,823	76,496

Net change in contract owners’ equity	(3,895,093)	396,785	(381,889)	(65,058)	(147)	1,316	(2,070)	86,997
Contract owners’ equity at beginning of period	16,497,111	16,100,326	533,244	598,302	1,316	-	406,215	319,218

Contract owners’ equity at end of period	$12,602,018	16,497,111	151,355	533,244	1,169	1,316	404,145	406,215

CHANGE IN UNITS:
Beginning units	1,409,571	1,257,045	40,864	44,853	130	-	28,229	22,789
Units purchased	201,056	365,395	39	1,701	-	130	7,150	9,446
Units redeemed	(260,116)	(212,869)	(27,928)	(5,690)	-	-	(3,915)	(4,006)

Ending units	1,350,511	1,409,571	12,975	40,864	130	130	31,464	28,229

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVIV		PMVLAD		PMVRA		PMVRSD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$117,203	55,392	235,692	(4,313,874)	78,668	32,576	225,736	14,889
Realized gain (loss) on investments	(29,460)	7,183	(5,924,466)	(1,292,652)	(29,124)	1,993	72,154	43,203
Change in unrealized gain (loss) on investments	(506,413)	(40,859)	(22,772,013)	(4,654,512)	(231,174)	2,125	(361,560)	27,504
Reinvested capital gains	366	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(418,304)	21,716	(28,460,787)	(10,261,038)	(181,630)	36,694	(63,670)	85,596

Equity transactions:
Purchase payments received from contract owners (note 4)	410,143	2,410,934	15,602,540	21,344,738	82,683	226,119	720,494	199,721
Transfers between funds	24,492	539,014	(20,703,629)	50,761,813	927,290	91,867	133,634	120,832
Redemptions (notes 2, 3, and 4)	(87,323)	(281,827)	(37,168,553)	(48,529,075)	(22,534)	(9,855)	(13,788)	(14,984)
Adjustments to maintain reserves	10	(26)	(42,429)	43,780	45	(10)	203	(12)

Net equity transactions	347,322	2,668,095	(42,312,071)	23,621,256	987,484	308,121	840,543	305,557

Net change in contract owners’ equity	(70,982)	2,689,811	(70,772,858)	13,360,218	805,854	344,815	776,873	391,153
Contract owners’ equity at beginning of period	4,475,523	1,785,712	399,015,127	385,654,909	844,839	500,024	500,452	109,299

Contract owners’ equity at end of period	$4,404,541	4,475,523	328,242,269	399,015,127	1,650,693	844,839	1,277,325	500,452

CHANGE IN UNITS:
Beginning units	394,576	158,115	35,344,714	33,384,385	71,857	44,679	65,783	18,383
Units purchased	64,305	290,576	4,415,063	8,653,557	133,093	28,556	122,230	99,238
Units redeemed	(33,801)	(54,115)	(8,473,988)	(6,693,228)	(44,881)	(1,378)	(31,229)	(51,838)

Ending units	425,080	394,576	31,285,789	35,344,714	160,069	71,857	156,784	65,783

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVSTA		PMVTRD		PVEIB		PVGOB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$145,379	(350,984)	2,369	788,614	(106,204)	(200,256)	(58,269)	(90,142)
Realized gain (loss) on investments	(324,412)	(18,331)	(33,812)	(9,160,983)	1,050,675	339,485	81,325	838,278
Change in unrealized gain (loss) on investments	(1,425,021)	(951,130)	(8,992)	(20,432,515)	(8,815,005)	4,763,920	(2,360,266)	(306,982)
Reinvested capital gains	156,996	-	-	17,543,957	5,536,378	747,127	718,667	614,172

Net increase (decrease) in contract owners’ equity resulting from operations	(1,447,058)	(1,320,445)	(40,435)	(11,260,927)	(2,334,156)	5,650,276	(1,618,543)	1,055,326

Equity transactions:
Purchase payments received from contract owners (note 4)	14,089,092	14,022,477	(13,481)	37,824,142	29,060,899	31,694,306	8,582	6,246
Transfers between funds	4,683,321	8,994,336	8,207	(383,876,506)	21,652,935	8,165,784	(530,177)	(1,926,148)
Redemptions (notes 2, 3, and 4)	(6,831,391)	(7,469,597)	(65,383)	(34,650,629)	(3,629,927)	(1,505,939)	(470,653)	(898,042)
Adjustments to maintain reserves	(532)	(856)	1,567	(26,279)	(3,797)	18	88	(115)

Net equity transactions	11,940,490	15,546,360	(69,090)	(380,729,272)	47,080,110	38,354,169	(992,160)	(2,818,059)

Net change in contract owners’ equity	10,493,432	14,225,915	(109,525)	(391,990,199)	44,745,954	44,004,445	(2,610,703)	(1,762,733)
Contract owners’ equity at beginning of period	86,672,026	72,446,111	243,721	392,233,920	54,563,794	10,559,349	5,568,948	7,331,681

Contract owners’ equity at end of period	$97,165,458	86,672,026	134,196	243,721	99,309,748	54,563,794	2,958,245	5,568,948

CHANGE IN UNITS:
Beginning units	8,468,806	6,979,158	20,108	31,967,426	3,189,682	775,830	186,548	296,081
Units purchased	4,091,089	3,505,239	1,366	7,887,622	4,092,296	2,801,573	10,481	12,540
Units redeemed	(2,924,855)	(2,015,591)	(8,317)	(39,834,940)	(1,188,712)	(387,721)	(52,476)	(122,073)

Ending units	9,635,040	8,468,806	13,157	20,108	6,093,266	3,189,682	144,553	186,548

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVIGIB		PVTIGB		ROCSC		TREI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$21,616	(12,606)	(1,859)	(67,965)	(164)	2,026	-	-
Realized gain (loss) on investments	(75,088)	114,381	(122,285)	304,338	(6,423)	(4,678)	-	-
Change in unrealized gain (loss) on investments	(747,532)	36,721	(4,936,589)	123,847	(23,101)	55,788	-	-
Reinvested capital gains	297,049	28,797	1,997,145	539,447	1,768	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(503,955)	167,293	(3,063,588)	899,667	(27,920)	53,136	-	-

Equity transactions:
Purchase payments received from contract owners (note 4)	4,474,265	4,924,895	5,061,345	8,075,163	2,950	7,650	(210)	-
Transfers between funds	3,512,721	1,700,890	2,417,262	(952,680)	(69,662)	2,953	208	-
Redemptions (notes 2, 3, and 4)	(402,801)	(105,540)	(1,077,237)	(447,559)	(20,503)	(77,517)	2	-
Adjustments to maintain reserves	1,611	(65)	(17,157)	451	1,294	13	-	-

Net equity transactions	7,585,796	6,520,180	6,384,213	6,675,375	(85,921)	(66,901)	-	-

Net change in contract owners’ equity	7,081,841	6,687,473	3,320,625	7,575,042	(113,841)	(13,765)	-	-
Contract owners’ equity at beginning of period	7,523,821	836,348	19,807,661	12,232,619	212,793	226,558	-	-

Contract owners’ equity at end of period	$14,605,662	7,523,821	23,128,286	19,807,661	98,952	212,793	-	-

CHANGE IN UNITS:
Beginning units	491,909	61,993	787,260	527,036	11,542	15,761	-	-
Units purchased	676,679	526,401	445,524	399,235	211	674	16	-
Units redeemed	(129,835)	(96,485)	(103,394)	(139,011)	(5,807)	(4,893)	(16)	-

Ending units	1,038,753	491,909	1,129,390	787,260	5,946	11,542	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRHS2		VVGGS		VWBF		VWEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(4,806,985)	(5,544,092)	(2,334)	28,735	136,953	203,469	(92,338)	(60,711)
Realized gain (loss) on investments	6,501,698	7,627,230	(6,609)	(94,530)	(110,206)	(38,316)	(444,591)	452,387
Change in unrealized gain (loss) on investments	(60,887,675)	10,988,591	(51,318)	(57,762)	(439,831)	(456,402)	(4,151,988)	(2,514,356)
Reinvested capital gains	5,268,826	24,046,326	-	-	-	-	1,668,464	320,208

Net increase (decrease) in contract owners’ equity resulting from operations	(53,924,136)	37,118,055	(60,261)	(123,557)	(413,084)	(291,249)	(3,020,453)	(1,802,472)

Equity transactions:
Purchase payments received from contract owners (note 4)	23,151,715	50,322,993	65	86,162	18,150	40,453	67,641	44,795
Transfers between funds	(12,057,442)	(7,232,327)	105,878	(431,651)	(44,798)	194	(284,514)	(314,429)
Redemptions (notes 2, 3, and 4)	(24,880,761)	(30,905,500)	(19,055)	-	(294,277)	(567,412)	(839,299)	(903,624)
Adjustments to maintain reserves	29,746	(1,094)	5	(25)	8,579	(157)	(617)	(111)

Net equity transactions	(13,756,742)	12,184,072	86,893	(345,514)	(312,346)	(526,922)	(1,056,789)	(1,173,369)

Net change in contract owners’ equity	(67,680,878)	49,302,127	26,632	(469,071)	(725,430)	(818,171)	(4,077,242)	(2,975,841)
Contract owners’ equity at beginning of period	379,667,253	330,365,126	344,244	813,315	4,959,684	5,777,855	11,964,877	14,940,718

Contract owners’ equity at end of period	$311,986,375	379,667,253	370,876	344,244	4,234,254	4,959,684	7,887,635	11,964,877

CHANGE IN UNITS:
Beginning units	6,178,640	5,988,488	25,278	67,883	201,742	222,231	378,341	410,863
Units purchased	914,008	1,318,286	7,439	12,223	2,067	7,022	16,502	16,767
Units redeemed	(1,196,045)	(1,128,134)	(1,378)	(54,828)	(15,680)	(27,511)	(60,485)	(49,289)

Ending units	5,896,603	6,178,640	31,339	25,278	188,129	201,742	334,358	378,341

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VWHA		VWHAS		VRVDRA		ALMCS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$31,501	(109,042)	(141,803)	(590,115)	(58,530)	(22,539)	(1,657)	(5,445)
Realized gain (loss) on investments	(33,545)	(253,354)	6,739,082	4,981,146	873,883	206,460	(298,818)	9,868
Change in unrealized gain (loss) on investments	816,094	2,181,572	(10,041,820)	1,191,092	(5,926,913)	2,259,575	162,903	(179,730)
Reinvested capital gains	-	-	-	-	339,316	215,359	-	192,029

Net increase (decrease) in contract owners’ equity resulting from operations	814,050	1,819,176	(3,444,541)	5,582,123	(4,772,244)	2,658,855	(137,572)	16,722

Equity transactions:
Purchase payments received from contract owners (note 4)	64,452	832	5,613,871	5,326,621	5,229,098	4,712,799	-	-
Transfers between funds	(329,451)	(275,156)	21,028,173	9,658,669	(955,417)	6,166,116	(336,313)	(16,234)
Redemptions (notes 2, 3, and 4)	(854,863)	(1,053,392)	(6,422,515)	(4,314,631)	(601,434)	(398,036)	(6,441)	(29,913)
Adjustments to maintain reserves	60,229	27	(3,235)	68	(760)	(22)	11	(27)

Net equity transactions	(1,059,633)	(1,327,689)	20,216,294	10,670,727	3,671,487	10,480,857	(342,743)	(46,174)

Net change in contract owners’ equity	(245,583)	491,487	16,771,753	16,252,850	(1,100,757)	13,139,712	(480,315)	(29,452)
Contract owners’ equity at beginning of period	11,225,395	10,733,908	46,012,645	29,759,795	15,391,531	2,251,819	480,315	509,767

Contract owners’ equity at end of period	$10,979,812	11,225,395	62,784,398	46,012,645	14,290,774	15,391,531	-	480,315

CHANGE IN UNITS:
Beginning units	458,661	509,129	5,854,613	4,447,956	1,017,854	215,053	10,071	10,992
Units purchased	-	-	9,745,970	5,557,866	876,496	1,001,646	-	146
Units redeemed	(53,516)	(50,468)	(8,034,818)	(4,151,209)	(596,323)	(198,845)	(10,071)	(1,067)

Ending units	405,145	458,661	7,565,765	5,854,613	1,298,027	1,017,854	-	10,071

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVB
	2022	2021
Investment activity*:
Net investment income (loss)	$388,750	116,704
Realized gain (loss) on investments	(2,178,220)	122,050
Change in unrealized gain (loss) on investments	243,711	(1,348,576)
Reinvested capital gains	-	600,380

Net increase (decrease) in contract owners’ equity resulting from operations	(1,545,759)	(509,442)

Equity transactions:
Purchase payments received from contract owners (note 4)	51,034	86,388
Transfers between funds	(13,661,319)	441,820
Redemptions (notes 2, 3, and 4)	(471,659)	(1,873,772)
Adjustments to maintain reserves	(192)	(64)

Net equity transactions	(14,082,136)	(1,345,628)

Net change in contract owners’ equity	(15,627,895)	(1,855,070)
Contract owners’ equity at beginning of period	15,627,895	17,482,965

Contract owners’ equity at end of period	$-	15,627,895

CHANGE IN UNITS:
Beginning units	660,187	713,808
Units purchased	4,711	68,078
Units redeemed	(664,898)	(121,699)

Ending units	-	660,187

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*

Allspring Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Government Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2022, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2022 and for each of the years in the two-year period ended December 31, 2022. For the subaccounts listed below with inception dates in 2022, the financial statements are as of December 31, 2022 and for the period from the inception date to December 31, 2022. For the subaccounts listed below with liquidation dates in 2022, the financial statements are for the period from January 1, 2022 to the liquidation date. For the subaccounts listed below with inception dates in 2021,the prior year financial statements reflect the period from inception date to December 31, 2021.

	Inception Date	Liquidation Date
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)	2/16/2021
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)	4/16/2021
Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)	4/30/2021
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)	5/6/2021
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)	6/24/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)	9/27/2021
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)	2/15/2022
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)	4/29/2022
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)	5/10/2022
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)	6/3/2022

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

For the two-year period ending December 31, 2022, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2022 are no longer available as of December 31, 2022. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)	Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)	6/3/2022
Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)	4/29/2022

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVBWB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B	5/1/2022
DWVSVS	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2022
RSRF	Rydex Variable Trust - Guggenheim Long Short Equity Fund	Guggenheim Variable Fund - Long Short Equity Fund	5/1/2022
RVARS	Rydex Variable Trust - Multi-Hedge Strategies Fund	Guggenheim Variable Fund - Multi-Hedge Strategies	5/1/2022
NVMIG1	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	7/18/2022
NVMIG6	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	7/18/2022
VWBF	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	5/1/2022
VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Trust - Emerging Markets Fund: Initial Class	5/1/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Trust - Global Resources Fund: Initial Class	5/1/2022
VWHAS	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S	VanEck VIP Trust - Global Resources Fund: Class S	5/1/2022

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Premium Based Sales Charge – assessed quarterly as an annualized percentage of Purchase Payments	0.15% - 0.70%
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Return of Premium Death Benefit with Spousal Protection	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Highest Anniversary Value Death Benefit Option	0.20% - 0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%
Nationwide Lifetime Income Rider Plus Core	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Core	0.40%
Nationwide Lifetime Income Rider Plus Accelerated	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated	0.40%
Nationwide Lifetime Income Rider Plus Max	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Max	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $445,098,058 and $553,529,464, respectively, and total transfers from the Separate Account to the fixed account were $145,001,383 and $153,911,383, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$30,457	$13,675
ALVDAA	19,323	5,785
ALVGIB	1,128,791	387,915
ALVIVB	550,811	979,971
ALVSVA	117,032	139,384
ALVSVB	25,029,551	23,199,450
ALMGI2	344,778	69,344
SVDF	9,703	19,133
SVOF	38,562	104,639
WFVOG2	2,627	347
WFVSCG	45,538,866	15,458,142

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

AAEIP3	266,144	187,140
ARLPE3	108,768	90,356
ACVB	3,834,628	2,990,009
ACVCA	7,229	6,517
ACVI	3,558	850
ACVIG	4,042,772	2,230,506
ACVIG2	939,494	411,831
ACVIP1	1,744,109	868,040
ACVIP2	55,963,960	60,547,906
ACVMV1	2,856,136	1,706,312
ACVMV2	46,668,445	34,169,767
ACVV2	49,779,055	34,753,154
AFGC	653,801	832,066
AFGF	3,351,258	2,802,690
AFHY	599,153	651,809
AMVBC4	19,005,145	4,435,303
AMVCB4	1,071,663	874,504
AMVGS4	921,129	684,003
AMVGV2	8,759,061	715,098
AMVI4	1,123,045	756,931
AMVNW4	2,979,443	545,814
AVPAP2	34,358,763	70,926,820
BRVED3	35,439,036	40,398,564
BRVHY3	21,617,568	16,589,578
BRVTR3	64,625,782	37,585,796
MLVGA3	8,878,332	32,169,621
DCAP	8,900	6,006
DCAPS	87,324	20,765
DGI	3,054,555	1,228,981
DSIF	23,130,736	23,513,056
DSIFS	95,933	152,953
DSRG	3,210,974	3,963,187
DVDLS	142,473	18,610
DVMCSS	9,674,992	6,034,580
DVSCS	8,174,220	7,217,305
CHSMM	9,144,542	9,940,024
CLVHY2	17,443,614	15,056,795
DWVSVS	13,211,805	8,267,889
ETVFR	161,706,985	139,800,296
FQB	350,254	490,524
FQBS	698,166	1,893,765
FVU2S	240,060	75,315
FAMP	6,857,263	8,563,907
FB2	150,403,975	41,585,535
FC2	66,662,460	13,476,550
FEI2	33,265,064	34,574,507
FEIP	14,243,286	30,607,688
FEMS2	11,474,944	3,076,067
FF10S	4,855,508	5,176,044
FF10S2	24,437,796	34,261,328
FF20S	7,752,221	7,978,994
FF20S2	45,257,323	49,590,885
FF30S	16,795,677	15,472,889
FF30S2	14,309,982	7,898,479
FG2	93,236,860	67,268,334
FGI2	110,932,888	79,783,524
FGP	38,766,873	49,821,621
FHIP	2,715,359	4,862,413
FIGBP2	154,145,277	100,050,917
FIGBS	12,621,676	13,371,145

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

FMC2	18,773,992	32,754,626
FMCS	17,688,256	17,529,622
FNRS2	82,359,074	65,681,097
FO2	32,740,129	10,867,866
FOP	1,138,212	4,530,612
FRESS2	21,142,148	29,880,020
FVSS	6,445,412	7,272,775
FVSS2	16,688,823	7,822,340
FTVDM2	850,940	671,393
FTVFA2	7,954,217	10,514,473
FTVGI2	660,903	10,394,020
FTVIS2	42,010,894	31,468,242
FTVMD2	782,504	857,484
FTVRD2	2,075	5,750
FTVSI2	92,715	647,314
FTVSV2	14,058,409	10,482,378
TIF2	2,207,332	3,515,191
GVGMNS	9,568,907	10,457,737
GVMSAS	65,754,875	60,792,121
GVSSCS	517,792	536,809
RSRF	116,670	111,249
RVARS	9,346,781	4,921,549
ACEG2	342,377	271,845
IVBRA1	262,460	262,463
IVCPBI	13,768,736	1,276,727
IVMCC2	2,854,056	2,571,465
OVAG	3,548,646	2,566,330
OVAG2	5,186,318	2,344,645
OVGI	-	1
OVGIS	30,881	91,108
OVGS	19,214,186	11,867,251
OVGSS	25,795,071	12,315,751
OVIG	508,885	232,348
OVIGS	332,862	192,381
OVMS	2,051,506	2,730,165
OVSB	1,389,258	1,477,396
OVSBS	3,993,397	4,233,401
OVSC	887,996	880,194
OVSCS	17,939,347	10,194,248
WRASP	11,351,124	17,500,347
WRENG	164,728	4,992
WRHIP	4,766,714	9,785,102
WRMCG	69,790,653	21,443,095
WRPAP	1,493	125
WRPCP	278,051	1,399,500
WRPMAP	5,108,153	2,929,397
WRPMAV	446,365	194,403
WRPMCP	589,852	1,125,379
WRPMP	2,252,417	1,611,698
JPICB2	71,631,060	49,299,036
JPMMV1	12,433,100	11,407,069
JABS	42,900,267	26,192,895
JACAS	26,589,908	17,891,746
JAFBS	19,750,181	11,513,826
JAGTS	81,130,904	43,997,286
JAIGS	860,988	4,286,118
JAMGS	567,023	176,617
LZREMS	1,714,401	1,759,761
LDVS	4,898,974	5,705,838
LOVSDC	518,733	371,507

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

LOVTRC	20,821,861	7,317,990
MNCPS2	508,740	462,311
M2IGSS	7,438,252	7,303,524
M3GRES	335,195	213,762
MMCGSC	3,664,156	602,346
MNDSC	131,881,902	96,827,381
MV2RIS	25,223,597	14,379,693
MV3MVS	54,194,267	38,926,933
MVBRES	920,058	861,529
MVFSC	421,702,735	430,564,781
MVIGSC	48,547,277	40,721,876
MVIVSC	327,795,288	318,882,617
MVRBSS	2,100,104	1,956,058
MVUSC	522,331	391,994
MGRFV	83,417	44,146
MSEM	59,950	116,724
MSEMB	58,631	14,335
MSGI2	29,128,883	27,126,848
MSVEG2	44,231,726	12,096,531
MSVF2	772,801	1,162,506
MSVFI	160,575	755,505
MSVRE	3,229	7,007
MSVREB	571	456
VKVGR2	27,626	25,908
DTRTFB	9,600,202	3,992,090
EIF	1,393,668	902,387
EIF2	85,733,142	46,566,998
GBF	9,942,773	32,081,031
GBF2	423,390	512,715
GEM	568,932	645,623
GEM2	6,207,569	7,963,166
GIG	1,953,819	1,198,631
GVAAA2	274,246,030	574,593,401
GVABD2	201,371,112	413,527,559
GVAGG2	55,152,519	30,991,753
GVAGI2	249,647,178	274,916,149
GVAGR2	268,737,332	84,246,244
GVDMA	200,329,487	63,345,867
GVDMC	99,003,713	77,148,988
GVEX1	1,821,127	1,156,761
GVEX2	1,314,119,722	78,249,210
GVIDA	66,599,714	17,824,201
GVIDC	63,374,881	88,265,719
GVIDM	487,151,996	192,134,834
GVIX2	1,693,012	123,094
GVIX8	19,914,121	7,054,422
HIBF	30,828,033	35,478,939
IDPG2	180,914,580	78,244,148
IDPGI2	49,841,692	35,681,336
MCIF	136,769,547	38,139,797
MCIF2	1,574,504	267,741
MSBF	13,133,433	46,350,363
NAMAA2	609,791,553	142,291,555
NAMGI2	49,859,456	33,920,957
NCPG2	6,081,350	100,989,909
NCPGI2	8,407,472	47,622,668
NJMMA2	9,802,823	2,641,469
NJNDE2	23,374,113	2,772,282
NVAMV1	5,094,703	3,742,397
NVAMV2	10,688,632	10,025,303

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NVAMVX	2,126,670	1,456,874
NVAMVZ	51,710,244	33,618,605
NVBX	865,773	1,151,443
NVCBD1	892,283	446,483
NVCBD2	16,532,639	17,301,200
NVCCA2	88,250,345	255,901,880
NVCCN2	41,625,709	88,323,285
NVCMA2	17,421,904	25,450,111
NVCMC2	20,540,901	70,404,062
NVCMD2	62,798,332	206,281,319
NVCRA2	20,507,377	11,562,143
NVCRB2	60,396,708	195,356,448
NVDBL2	259,861,731	132,401,905
NVDCA2	383,608,249	134,756,245
NVFIII	8,613,388	5,760,225
NVGEII	12,065,110	4,158,776
NVIE6	7,115,470	3,982,287
NVLCP2	1,008,982	963,695
NVLCPP	31,054,195	59,814,952
NVMGA2	21,111,333	21,074,684
NVMIG1	1,171,450	1,776,983
NVMIG6	52,875,654	21,383,353
NVMIVX	137,261	265,258
NVMIVZ	18,626,154	26,695,305
NVMLG1	4,495,078	2,370,060
NVMLG2	79,376,024	61,046,953
NVMM2	1,776,919	2,471,863
NVMMG1	39,273,253	16,324,950
NVMMG2	58,210,590	19,921,371
NVMMV1	796,997	871,067
NVMMV2	34,155,554	28,947,911
NVNMO1	8,324,211	7,055,919
NVNMO2	10,014,836	6,133,623
NVNSR1	263,439	538,175
NVNSR2	11,353,865	19,114,038
NVOLG1	32,320,116	44,643,594
NVOLG2	70,792,711	107,092,220
NVRE1	4,771,169	4,287,634
NVRE2	20,989,241	20,124,029
NVSIX2	65,006,069	14,459,702
NVSTB2	40,555,513	32,220,168
NVTIV3	856,602	3,142,137
SAM	1,203,633,727	1,064,398,286
SCF	14,268,791	6,582,549
SCF2	30,389,888	10,166,127
SCGF	1,762,268	1,180,372
SCGF2	27,654,465	12,773,001
SCVF	4,023,432	1,976,777
SCVF2	13,589,480	8,266,625
TRF	14,082,200	14,279,445
TRF2	17,177,252	16,969,755
AMCG	3,094	7,682
AMINS	40,189	5,533
AMMCGS	654,645	436,279
AMSRS	1,398,264	2,359,919
AMTB	3,476,594	12,354,260
NOTB4	9,023,381	6,394,788
NOTG4	5,971,026	4,485,546
NOTMG4	9,241,571	6,345,121
PMUBA	28,091	1,962

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

PMVAAD	7,932,995	4,808,426
PMVEBD	1,669,218	1,452,623
PMVFAD	1,528,954	2,127,023
PMVFHA	5,349	339,501
PMVFHV	17	14
PMVHYD	121,262	54,606
PMVIV	818,194	353,281
PMVLAD	25,436,542	67,469,627
PMVRA	1,549,403	483,222
PMVRSD	1,386,421	320,153
PMVSTA	28,358,358	16,115,474
PMVTRD	163,944	244,466
PVEIB	59,881,179	7,369,064
PVGOB	922,470	1,254,245
PVIGIB	8,658,934	754,406
PVTIGB	9,688,252	1,301,531
ROCSC	182,003	266,299
TRHS2	20,762,017	34,056,685
VVGGS	107,035	22,498
VWBF	226,843	400,845
VWEM	1,973,305	1,453,270
VWHA	292,803	1,311,731
VWHAS	73,907,601	53,832,597
VRVDRA	9,858,185	5,905,825
ALMCS	345,386	689,799
OVB	503,655	14,197,824

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)
2022	0.40%			12,242	$16.73			$204,766	3.07%	-19.49%
2021	0.40%			12,916	20.78			268,365	0.24%	12.91%
2020	0.40%			18,898	18.40			347,712	2.16%	8.81%
2019	0.40%			19,109	16.91			323,129	2.51%	17.73%
2018	0.40%			24,863	14.36			357,099	1.65%	-6.79%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2022	0.60%			3,848	12.36			47,564	2.89%	-18.94%
2021	0.60%			4,093	15.25			62,410	1.90%	9.02%
2020	0.60%			4,485	13.99			62,732	1.82%	4.39%
2019	0.60%			4,030	13.40			53,995	2.05%	14.82%
2018	0.60%			4,197	11.67			48,975	1.88%	-7.63%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	1.15%	to	2.75%	1,039,394	14.11	to	12.25	13,805,895	1.50%	3.65%	to	1.98%
2019	1.15%	to	2.75%	1,110,926	13.62	to	12.02	14,350,826	1.80%	13.92%	to	12.07%
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2022	0.95%	to	2.20%	105,433	37.72	to	36.44	4,312,288	1.06%	-5.33%	to	-6.52%
2021	0.95%	to	2.20%	100,102	39.84	to	38.98	4,398,361	0.64%	26.62%	to	25.03%
2020	0.95%	to	2.20%	104,459	31.47	to	31.18	3,662,678	1.34%	1.50%	to	0.22%
2019	0.95%	to	2.20%	127,381	31.00	to	31.11	4,417,884	1.04%	22.44%	to	20.89%
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2022	0.40%	to	2.05%	235,563	8.65	to	8.00	1,940,486	3.93%	-14.14%	to	-15.56%
2021	0.40%	to	2.40%	290,594	10.07	to	9.35	2,806,014	1.86%	10.41%	to	8.19%
2020	0.40%	to	2.05%	175,607	9.12	to	8.73	1,559,120	1.59%	1.80%	to	0.12%
2019	0.40%	to	2.05%	138,361	8.96	to	8.72	1,218,872	1.06%	16.32%	to	14.40%
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2022	0.40%	to	0.60%	19,141	21.00	to	20.60	399,655	1.11%	-15.97%	to	-16.13%
2021	0.40%	to	0.60%	24,079	24.99	to	24.56	599,151	0.73%	35.40%	to	35.13%
2020	0.40%	to	0.60%	26,824	18.46	to	18.17	494,075	1.07%	2.96%	to	2.75%
2019	0.40%	to	0.60%	33,267	17.93	to	17.69	595,041	0.63%	19.62%	to	19.38%
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2022	0.40%	to	2.85%	2,174,091	28.82	to	34.29	102,586,045	0.82%	-16.15%	to	-18.21%
2021	0.40%	to	2.85%	2,421,295	34.37	to	41.92	138,828,800	0.60%	35.06%	to	31.74%
2020	0.40%	to	2.85%	2,428,393	25.45	to	31.82	104,195,951	0.82%	2.64%	to	0.12%
2019	0.40%	to	2.85%	2,334,269	24.79	to	31.78	98,654,265	0.32%	19.42%	to	16.49%
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2022	0.95%	to	1.05%	26,168	8.88			232,376	0.00%	-11.16%	to	-11.21%	****
Allspring Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2022	1.40%			285	34.26			9,765	0.00%	-38.08%
2021	1.40%			291	55.33			16,102	0.00%	13.36%
2020	1.40%	to	1.75%	403	48.81	to	47.03	19,518	0.00%	41.18%	to	40.68%
2019	1.40%	to	1.75%	403	34.57	to	33.43	13,839	0.00%	35.13%	to	34.65%
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2022	0.40%	to	2.75%	2,886,784	44.59	to	30.50	110,568,906	0.00%	-34.68%	to	-36.22%
2021	0.40%	to	2.75%	2,678,036	68.26	to	47.83	158,327,753	0.00%	7.21%	to	4.68%
2020	0.40%	to	2.75%	2,454,772	63.67	to	45.69	135,764,009	0.00%	57.15%	to	53.45%
2019	0.40%	to	2.75%	2,719,852	40.52	to	29.78	96,591,484	0.00%	24.33%	to	21.40%
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2022	0.40%	to	0.60%	15,867	9.96	to	9.81	156,273	4.62%	16.85%	to	16.62%
2021	0.40%	to	0.60%	8,676	8.52	to	8.41	73,628	2.45%	37.22%	to	36.95%
2020	0.40%			3,988	6.21			24,770	3.26%	-25.43%
2019	0.40%			2,758	8.33			22,970	1.69%	19.93%
2018	0.40%			2,662	6.94			18,486	1.73%	-19.28%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2022	0.60%			6,940	11.47			79,623	12.47%	-29.33%
2021	0.60%			6,940	16.24			112,676	4.16%	23.19%
2020	0.60%			11,330	13.18			149,335	13.58%	8.60%
2019	0.60%			5,727	12.14			69,504	0.00%	39.00%
2018	0.60%			5,727	8.73			50,003	0.00%	-12.69%			****
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2022	0.80%	to	1.40%	425,531	42.13	to	41.71	19,238,455	1.19%	-17.93%	to	-18.42%
2021	0.80%	to	1.40%	480,096	51.34	to	51.13	26,589,335	0.72%	14.84%	to	14.15%
2020	0.80%	to	1.40%	530,862	44.70	to	44.79	25,726,888	1.16%	11.63%	to	10.95%
2019	0.80%	to	1.40%	606,322	40.04	to	40.37	26,517,118	1.55%	18.89%	to	18.17%
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2022	0.80%	to	1.40%	403,319	35.80	to	30.82	12,669,970	1.74%	-13.43%	to	-13.96%
2021	0.80%	to	1.40%	458,710	41.36	to	35.82	16,736,276	1.08%	22.66%	to	21.92%
2020	0.80%	to	1.40%	463,781	33.71	to	29.38	13,865,280	1.96%	10.91%	to	10.24%
2019	0.80%	to	1.40%	498,774	30.40	to	26.65	13,515,695	2.07%	22.96%	to	22.21%
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2022	0.95%	to	2.40%	79,396	35.45	to	31.82	3,019,628	1.51%	-13.66%	to	-14.92%
2021	0.95%	to	2.40%	86,686	41.05	to	37.40	3,843,755	0.82%	22.17%	to	20.38%
2020	0.95%	to	2.40%	95,652	33.60	to	31.07	3,498,121	1.71%	10.39%	to	8.77%
2019	0.95%	to	2.40%	107,378	30.44	to	28.56	3,573,215	1.83%	22.57%	to	20.78%
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2022	0.40%	to	0.60%	316,675	10.48	to	10.28	3,309,915	5.21%	-13.22%	to	-13.40%
2021	0.40%	to	0.60%	250,449	12.08	to	11.87	3,012,724	3.55%	6.19%	to	5.97%
2020	0.40%	to	0.60%	168,947	11.37	to	11.20	1,918,616	1.61%	9.37%	to	9.15%
2019	0.40%	to	0.60%	181,218	10.40	to	10.26	1,882,070	2.62%	8.72%	to	8.50%
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	0.40%	to	2.85%	16,877,998	13.77	to	10.35	232,017,192	5.01%	-13.42%	to	-15.55%
2021	0.40%	to	2.85%	17,959,497	15.90	to	12.26	288,065,984	3.19%	5.84%	to	3.24%
2020	0.40%	to	2.85%	13,530,463	15.03	to	11.88	205,662,850	1.33%	9.12%	to	6.43%
2019	0.40%	to	2.85%	14,004,669	13.77	to	11.16	197,180,047	2.29%	8.47%	to	5.80%
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2022	0.40%	to	1.40%	314,763	24.47	to	33.15	9,912,381	2.26%	-1.59%	to	-2.57%
2021	0.40%	to	1.40%	325,364	24.87	to	34.03	10,504,015	1.15%	22.71%	to	21.48%
2020	0.40%	to	1.40%	346,062	20.27	to	28.01	9,253,445	1.78%	0.81%	to	-0.21%
2019	0.40%	to	1.40%	399,967	20.10	to	28.07	10,809,320	2.05%	28.63%	to	27.34%
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2022	0.40%	to	2.85%	4,282,687	36.96	to	29.94	163,147,543	2.10%	-1.78%	to	-4.19%
2021	0.40%	to	2.85%	4,593,421	37.63	to	31.25	178,524,133	1.04%	22.52%	to	19.51%
2020	0.40%	to	2.85%	4,865,239	30.71	to	26.15	156,368,879	1.70%	0.71%	to	-1.77%
2019	0.40%	to	2.85%	5,000,394	30.50	to	26.62	160,894,132	1.91%	28.48%	to	25.32%
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2022	0.40%	to	2.80%	1,108,996	30.22	to	29.78	44,679,141	1.84%	-0.09%	to	-2.49%
2021	0.40%	to	2.50%	885,477	30.24	to	35.29	36,013,669	1.84%	23.78%	to	21.18%
2020	0.40%	to	2.45%	89,777	24.43	to	29.39	3,061,094	6.25%	0.43%	to	-1.64%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
2022	1.30%			11,683	35.27			412,027	3.11%	-11.90%
2021	1.30%			17,175	40.03			687,566	1.52%	-1.74%
2020	1.30%			17,811	40.74			725,635	2.03%	8.66%
2019	1.30%			16,091	37.50			603,338	2.18%	4.32%
2018	1.30%			17,972	35.94			645,953	2.01%	-0.41%
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2022	1.30%			39,482	275.76			10,887,927	0.57%	-30.67%
2021	1.30%			43,683	397.75			17,375,021	0.46%	20.71%
2020	1.30%			46,920	329.52			15,461,329	0.56%	50.48%
2019	1.30%			49,615	218.98			10,864,364	0.99%	29.41%
2018	1.30%			54,721	169.22			9,259,805	0.66%	-1.32%
American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)
2022	1.30%			4,087	71.48			292,086	7.69%	-10.19%
2021	1.30%			5,145	79.60			409,537	3.73%	7.32%
2020	1.30%			6,943	74.17			514,946	9.15%	6.80%
2019	1.30%			7,182	69.44			498,748	6.45%	11.38%
2018	1.30%			6,474	62.35			403,644	5.17%	-3.43%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2022	0.40%	to	2.40%	1,307,814	14.03	to	9.74	16,382,936	3.27%	-9.05%	to	-2.61%
2021	0.40%	to	1.45%	204,215	15.42	to	14.79	3,085,728	1.59%	27.00%	to	25.66%
2020	0.40%	to	1.15%	75,460	12.14	to	11.79	908,271	2.02%	8.04%	to	17.94%
2019	0.40%	to	0.60%	48,970	11.24	to	11.20	549,737	2.10%	20.55%	to	20.31%
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2022	0.40%	to	0.60%	60,837	12.21	to	12.10	738,854	2.58%	-7.74%	to	-7.93%
2021	0.40%	to	0.60%	47,995	13.24	to	13.14	631,823	2.71%	14.22%	to	13.99%
2020	0.40%	to	0.60%	15,431	11.59	to	11.53	178,195	2.66%	3.70%	to	3.49%
2019	0.40%	to	0.60%	13,318	11.17	to	11.14	148,449	2.70%	17.15%	to	16.91%
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2022	0.40%	to	0.60%	58,445	10.92	to	10.82	633,071	0.00%	-29.97%	to	-30.11%
2021	0.40%	to	0.60%	56,798	15.60	to	15.48	880,112	0.00%	6.00%	to	5.79%
2020	0.60%			43,527	14.64			637,018	0.13%	28.61%
2019	0.60%			47,375	11.38			539,073	0.00%	30.46%
2018	0.60%			16,712	8.72			145,761	0.00%	-12.77%			****
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2022	0.40%	to	2.20%	814,742	9.54	to	9.43	7,725,639	7.50%	-4.57%	to	-5.71%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2022	0.40%	to	1.15%	80,853	9.08	to	9.90	730,127	1.67%	-21.34%	to	-21.93%
2021	0.40%	to	1.15%	55,554	11.55	to	12.69	639,291	2.42%	-2.11%	to	-2.84%
2020	0.40%	to	1.15%	29,230	11.80	to	13.06	343,835	0.42%	13.20%	to	30.57%
2019	0.40%	to	0.60%	50,587	10.42	to	10.39	525,622	1.31%	22.18%	to	21.93%
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2022	0.95%	to	2.00%	260,431	10.71	to	9.38	2,735,577	1.69%	-22.99%	to	-6.24%
2021	0.95%	to	1.35%	29,929	13.91	to	13.82	415,042	0.81%	3.64%	to	3.22%
2020	1.05%	to	1.35%	4,129	13.41	to	13.39	55,371	0.00%	34.12%	to	33.89%	****
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2022	0.40%	to	2.75%	34,391,806	15.44	to	12.26	519,495,353	2.17%	-14.31%	to	-16.33%
2021	0.40%	to	2.85%	38,311,866	18.02	to	14.52	682,553,219	1.35%	12.05%	to	9.30%
2020	0.40%	to	2.85%	43,965,150	16.08	to	13.29	706,431,019	1.52%	5.46%	to	2.86%
2019	0.40%	to	2.85%	48,793,019	15.25	to	12.92	751,824,542	2.33%	17.51%	to	14.62%
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2022	0.40%	to	2.85%	11,796,314	18.21	to	15.05	198,076,261	1.42%	-4.49%	to	-6.83%
2021	0.40%	to	2.85%	13,407,076	19.07	to	16.15	238,259,220	1.28%	19.82%	to	16.87%
2020	0.40%	to	2.85%	16,016,383	15.92	to	13.82	240,120,474	1.97%	3.16%	to	0.62%
2019	0.40%	to	2.85%	16,520,109	15.43	to	13.74	242,401,136	1.83%	26.95%	to	23.83%
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2022	0.40%	to	2.50%	5,146,571	11.34	to	10.40	58,100,082	4.96%	-10.92%	to	-12.79%
2021	0.40%	to	2.55%	4,942,037	12.73	to	11.88	63,267,127	4.10%	4.81%	to	2.54%
2020	0.40%	to	2.55%	3,105,765	12.14	to	11.59	38,197,026	5.19%	6.58%	to	4.28%
2019	0.40%	to	2.55%	4,274,867	11.39	to	11.11	49,951,526	5.18%	14.40%	to	11.93%
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2022	0.40%	to	2.85%	48,491,736	10.04	to	8.30	452,740,654	1.89%	-14.62%	to	-16.71%
2021	0.40%	to	2.85%	46,245,716	11.76	to	9.96	510,155,837	1.38%	-2.08%	to	-4.49%
2020	0.40%	to	2.85%	36,250,688	12.01	to	10.43	411,656,607	1.90%	8.11%	to	5.45%
2019	0.40%	to	2.85%	33,610,292	11.11	to	9.89	356,599,362	2.61%	8.71%	to	6.04%
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2022	0.40%	to	2.75%	14,835,357	21.44	to	15.47	269,201,496	0.00%	-16.41%	to	-18.38%
2021	0.40%	to	2.75%	16,077,316	25.65	to	18.95	352,943,929	0.82%	5.99%	to	3.49%
2020	0.40%	to	2.75%	16,997,308	24.20	to	18.32	355,709,751	1.28%	20.23%	to	17.39%
2019	0.40%	to	2.85%	18,748,962	20.13	to	15.43	330,200,800	1.25%	17.28%	to	14.40%
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.80%	to	1.40%	638,601	50.55	to	43.85	28,557,319	0.79%	22.70%	to	21.96%
2019	0.80%	to	1.40%	747,557	41.20	to	35.95	27,383,863	1.17%	35.01%	to	34.19%
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2022	0.40%	to	1.50%	7,547	32.15	to	42.59	255,984	0.43%	-18.58%	to	-19.48%
2021	0.40%	to	1.50%	7,562	39.48	to	52.89	316,876	0.25%	26.27%	to	24.87%
2020	0.40%	to	2.75%	2,275,227	31.27	to	31.18	92,240,083	0.55%	22.89%	to	19.99%
2019	0.40%	to	2.75%	2,761,476	25.45	to	25.98	92,162,383	0.93%	35.24%	to	32.05%
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2022	0.80%	to	1.40%	302,903	50.23	to	42.89	13,268,821	0.79%	-15.50%	to	-16.01%
2021	0.80%	to	1.40%	324,886	59.44	to	51.07	16,926,571	0.47%	24.63%	to	23.87%
2020	0.80%	to	1.40%	349,495	47.70	to	41.23	14,684,256	0.77%	23.64%	to	22.89%
2019	0.80%	to	1.40%	396,354	38.58	to	33.55	13,545,644	1.08%	28.09%	to	27.31%
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	0.80%	to	1.40%	2,220,858	82.08	to	89.26	202,614,556	1.33%	-18.97%	to	-19.46%
2021	0.80%	to	1.40%	2,422,495	101.29	to	110.83	274,133,955	1.14%	27.38%	to	26.62%
2020	0.80%	to	1.40%	2,654,436	79.52	to	87.54	237,006,672	1.57%	17.06%	to	16.36%
2019	0.80%	to	1.40%	2,915,046	67.92	to	75.23	223,546,554	1.71%	30.13%	to	29.35%
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2022	1.45%	to	1.55%	9,675	46.31	to	45.39	447,011	1.08%	-19.70%	to	-19.78%
2021	1.45%	to	1.55%	11,520	57.68	to	56.58	663,173	0.76%	26.26%	to	26.13%
2020	0.40%	to	2.55%	3,040,078	31.18	to	37.38	132,479,598	1.31%	17.24%	to	14.71%
2019	0.40%	to	2.55%	3,569,193	26.60	to	32.58	134,065,977	1.46%	30.32%	to	27.51%
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	0.80%	to	1.40%	510,415	58.11	to	64.28	34,994,845	0.53%	-23.49%	to	-23.95%
2021	0.80%	to	1.40%	555,601	75.95	to	84.53	50,019,348	0.76%	25.98%	to	25.22%
2020	0.80%	to	1.40%	603,335	60.28	to	67.50	43,351,654	1.10%	23.15%	to	22.41%
2019	0.80%	to	1.40%	660,931	48.95	to	55.15	38,768,298	1.47%	33.28%	to	32.48%
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2022	0.95%	to	2.25%	21,763	24.56	to	24.36	594,318	0.00%	-17.62%	to	-18.70%
2021	0.95%	to	2.25%	21,937	29.81	to	29.97	730,186	0.00%	15.06%	to	13.55%
2020	0.95%	to	2.25%	28,459	25.91	to	26.39	840,063	0.44%	18.44%	to	16.89%
2019	0.95%	to	2.25%	33,308	21.87	to	22.58	839,641	0.00%	20.34%	to	18.76%
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2022	0.40%	to	2.85%	2,170,198	16.08	to	12.96	31,629,076	0.46%	-14.63%	to	-16.72%
2021	0.40%	to	2.85%	2,480,470	18.83	to	15.56	42,797,568	0.43%	25.06%	to	21.98%
2020	0.40%	to	2.85%	2,523,599	15.06	to	12.75	35,171,532	0.52%	7.41%	to	4.77%
2019	0.40%	to	2.85%	2,526,416	14.02	to	12.17	33,137,075	0.40%	19.38%	to	16.44%
2018	0.40%	to	2.85%	2,557,928	11.74	to	10.46	28,395,977	0.34%	-16.02%	to	-18.10%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	0.40%	to	2.55%	1,030,819	33.29	to	43.83	49,868,075	0.93%	-16.98%	to	-18.77%
2021	0.40%	to	2.55%	1,143,765	40.09	to	53.95	67,131,236	0.71%	25.64%	to	22.93%
2020	0.40%	to	2.55%	1,449,068	31.91	to	43.89	68,254,126	1.05%	10.19%	to	7.82%
2019	0.40%	to	2.55%	1,588,614	28.96	to	40.71	68,693,857	0.91%	21.72%	to	19.10%
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2022	0.75%	to	1.35%	742,491	9.71	to	9.47	7,408,715	1.47%	0.67%	to	0.06%
2021	0.75%	to	1.35%	836,847	9.64	to	9.47	8,204,248	0.07%	-0.69%	to	-1.29%
2020	0.75%	to	1.35%	692,340	9.71	to	9.59	6,896,825	0.24%	-0.46%	to	-1.07%
2019	0.75%	to	1.35%	539,381	9.76	to	9.70	5,397,812	1.90%	1.15%	to	0.54%
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2022	0.40%	to	1.95%	1,175,810	11.19	to	10.24	12,445,453	5.21%	-11.14%	to	-12.52%
2021	0.40%	to	2.40%	1,018,946	12.59	to	11.45	12,250,764	5.04%	4.37%	to	2.27%
2020	0.40%	to	2.30%	687,402	12.07	to	11.24	8,000,749	5.19%	5.88%	to	3.86%
2019	0.40%	to	2.40%	1,015,022	11.40	to	10.79	11,255,887	5.41%	16.06%	to	13.73%
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2022	0.40%	to	2.85%	3,729,906	20.94	to	16.46	70,414,801	0.52%	-12.71%	to	-14.85%
2021	0.40%	to	2.85%	3,716,839	23.99	to	19.33	81,105,921	0.59%	33.48%	to	30.20%
2020	0.40%	to	2.85%	3,656,633	17.97	to	14.85	60,281,289	1.06%	-2.57%	to	-4.97%
2019	0.40%	to	2.85%	3,517,430	18.45	to	15.63	60,032,877	0.81%	27.21%	to	24.08%
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2022	0.40%	to	2.80%	8,983,148	12.06	to	9.59	98,063,994	4.61%	-3.12%	to	-5.45%
2021	0.40%	to	2.75%	7,443,287	12.45	to	10.19	83,996,540	2.88%	3.21%	to	0.78%
2020	0.40%	to	2.75%	4,999,796	12.07	to	10.11	55,233,486	3.32%	1.59%	to	-0.81%
2019	0.40%	to	2.75%	6,274,991	11.88	to	10.19	68,892,705	4.32%	6.65%	to	4.13%
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2022	0.80%	to	1.40%	235,231	17.80	to	15.70	3,761,523	2.63%	-10.00%	to	-10.54%
2021	0.80%	to	1.40%	250,338	19.78	to	17.55	4,469,733	2.56%	-2.18%	to	-2.78%
2020	0.80%	to	1.40%	273,906	20.22	to	18.06	5,023,892	2.79%	7.25%	to	6.61%
2019	0.80%	to	1.40%	278,446	18.85	to	16.94	4,775,752	3.00%	8.57%	to	7.91%
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2022	0.95%	to	2.30%	808,674	15.20	to	11.61	11,066,337	2.37%	-10.31%	to	-11.53%
2021	0.95%	to	2.30%	915,778	16.95	to	13.12	14,069,764	2.27%	-2.60%	to	-3.92%
2020	0.95%	to	2.30%	973,629	17.40	to	13.66	15,454,423	2.56%	6.84%	to	5.38%
2019	0.95%	to	2.30%	1,054,260	16.29	to	12.96	15,764,545	2.71%	8.13%	to	6.66%
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2022	0.95%	to	1.85%	51,079	10.72	to	10.30	536,951	0.00%	-14.81%	to	-15.58%
2021	0.95%	to	1.85%	47,630	12.58	to	12.20	590,460	1.55%	17.13%	to	16.07%
2020	0.95%	to	2.25%	51,361	10.74	to	10.41	545,771	2.02%	-0.25%	to	-1.56%
2019	0.95%	to	2.25%	54,311	10.77	to	10.58	580,982	1.95%	18.78%	to	17.22%
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2022	0.80%	to	1.40%	1,247,167	40.42	to	35.95	68,610,884	2.00%	-15.62%	to	-16.12%
2021	0.80%	to	1.40%	1,381,586	47.89	to	42.86	90,202,727	1.55%	9.04%	to	8.38%
2020	0.80%	to	1.40%	1,522,133	43.92	to	39.55	91,581,414	1.49%	13.95%	to	13.26%
2019	0.80%	to	1.40%	1,652,739	38.55	to	34.92	87,683,449	1.72%	17.30%	to	16.59%
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2022	0.40%	to	2.55%	61,110,368	16.64	to	14.39	953,552,455	1.08%	-18.51%	to	-20.27%
2021	0.40%	to	2.55%	58,022,390	20.42	to	18.05	1,121,307,676	0.76%	17.52%	to	14.98%
2020	0.40%	to	2.65%	50,451,237	17.38	to	15.62	837,511,380	1.29%	21.64%	to	18.89%
2019	0.40%	to	2.55%	46,535,382	14.28	to	13.19	641,316,929	1.68%	23.62%	to	20.95%
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2022	0.40%	to	2.40%	3,971,397	28.77	to	43.28	191,270,490	0.30%	-26.78%	to	-28.25%
2021	0.40%	to	2.75%	2,980,286	39.29	to	52.39	206,269,586	0.02%	27.00%	to	24.01%
2020	0.40%	to	2.45%	1,196,323	30.94	to	48.02	65,297,220	0.04%	29.71%	to	27.04%
2019	0.40%	to	2.40%	271,824	23.85	to	38.13	11,083,422	0.28%	30.75%	to	28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2022	0.40%	to	2.85%	9,148,788	25.42	to	26.55	335,644,465	1.73%	-5.62%	to	-7.94%
2021	0.40%	to	2.85%	9,481,876	26.94	to	28.84	373,846,650	1.70%	24.11%	to	21.06%
2020	0.40%	to	2.85%	9,410,420	21.70	to	23.83	302,112,920	1.64%	6.01%	to	3.41%
2019	0.40%	to	2.85%	9,856,666	20.47	to	23.04	301,831,977	1.80%	26.60%	to	23.49%
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2022	0.80%	to	1.40%	2,290,342	64.83	to	73.51	249,690,118	1.84%	-5.72%	to	-6.29%
2021	0.80%	to	1.40%	2,538,148	68.76	to	78.45	294,257,351	1.87%	23.89%	to	23.15%
2020	0.80%	to	1.40%	2,805,619	55.50	to	63.70	263,346,266	1.80%	5.84%	to	5.20%
2019	0.80%	to	1.40%	3,079,159	52.43	to	60.55	274,799,594	1.98%	26.42%	to	25.66%
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2022	0.40%	to	2.40%	4,220,153	10.73	to	9.76	43,253,638	1.63%	-20.69%	to	-22.28%
2021	0.40%	to	2.50%	3,494,272	13.52	to	12.51	45,571,869	2.37%	-2.80%	to	-4.85%
2020	0.40%	to	2.65%	1,961,867	13.91	to	13.09	26,469,475	0.75%	30.35%	to	27.41%
2019	0.40%	to	2.50%	759,030	10.67	to	10.30	7,957,750	1.49%	28.68%	to	25.96%
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2022	0.80%	to	1.40%	213,593	18.88	to	17.06	3,694,205	2.06%	-14.26%	to	-14.77%
2021	0.80%	to	1.40%	251,352	22.02	to	20.02	5,098,162	0.89%	4.95%	to	4.31%
2020	0.80%	to	1.40%	292,996	20.98	to	19.19	5,696,708	1.22%	11.49%	to	10.82%
2019	0.80%	to	1.40%	286,639	18.82	to	17.32	5,019,968	2.00%	15.07%	to	14.38%
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2022	0.95%	to	2.85%	12,602,083	20.98	to	14.10	229,605,565	1.93%	-14.48%	to	-16.12%
2021	0.95%	to	2.85%	14,022,493	24.54	to	16.81	299,900,615	0.79%	4.59%	to	2.59%
2020	1.10%	to	2.85%	14,422,297	21.67	to	16.39	295,834,904	1.11%	11.01%	to	9.04%
2019	1.10%	to	2.85%	14,119,750	19.52	to	15.03	261,631,240	1.93%	14.48%	to	12.45%
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2022	0.80%	to	1.40%	298,259	20.29	to	18.34	5,552,663	1.95%	-16.50%	to	-17.01%
2021	0.80%	to	1.40%	355,112	24.30	to	22.09	7,958,695	0.97%	8.59%	to	7.93%
2020	0.80%	to	1.40%	391,213	22.37	to	20.47	8,119,731	1.11%	14.00%	to	13.31%
2019	0.80%	to	1.40%	466,941	19.63	to	18.06	8,546,905	1.84%	19.05%	to	18.33%
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2022	1.10%	to	2.75%	14,602,455	21.73	to	16.15	298,206,441	1.84%	-16.89%	to	-18.28%
2021	1.10%	to	2.75%	16,526,244	26.15	to	19.76	407,506,690	0.82%	8.06%	to	6.26%
2020	1.10%	to	2.70%	18,407,215	24.20	to	18.74	421,937,337	1.02%	13.46%	to	11.62%
2019	1.10%	to	2.70%	20,113,617	21.33	to	16.79	407,782,827	1.75%	18.56%	to	16.64%
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2022	0.80%	to	1.40%	664,027	22.38	to	20.23	13,665,905	1.87%	-17.61%	to	-18.11%
2021	0.80%	to	1.40%	662,336	27.16	to	24.70	16,625,901	0.98%	11.34%	to	10.67%
2020	0.80%	to	1.40%	690,190	24.39	to	22.32	15,635,658	1.18%	15.82%	to	15.12%
2019	0.80%	to	1.40%	694,267	21.06	to	19.39	13,652,092	1.95%	23.38%	to	22.63%
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2022	1.10%	to	2.50%	3,476,229	24.67	to	19.18	79,388,107	1.73%	-18.00%	to	-19.16%
2021	1.10%	to	2.60%	3,465,488	30.09	to	23.32	96,637,719	0.90%	10.84%	to	9.16%
2020	1.10%	to	2.60%	3,249,367	27.14	to	21.36	81,714,212	1.02%	15.36%	to	13.61%
2019	1.10%	to	2.60%	3,255,605	23.53	to	18.80	71,170,340	1.76%	22.75%	to	20.89%
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2022	0.40%	to	2.85%	11,121,608	36.31	to	38.76	592,443,929	0.35%	-24.95%	to	-26.79%
2021	0.40%	to	2.85%	11,354,636	48.37	to	52.94	815,237,269	0.00%	22.41%	to	19.40%
2020	0.40%	to	2.85%	10,140,669	39.52	to	44.34	602,332,549	0.04%	42.98%	to	39.46%
2019	0.40%	to	2.85%	10,118,386	27.64	to	31.79	426,825,480	0.06%	33.44%	to	30.16%
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2022	0.40%	to	2.50%	42,828,698	19.47	to	16.89	782,956,017	1.53%	-5.55%	to	-7.54%
2021	0.40%	to	2.55%	41,953,858	20.61	to	18.22	819,699,089	2.31%	25.14%	to	22.44%
2020	0.40%	to	2.55%	40,752,096	16.47	to	14.88	642,192,283	2.01%	7.16%	to	4.85%
2019	0.40%	to	2.75%	35,508,567	15.37	to	14.08	526,717,527	3.34%	29.16%	to	26.12%
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2022	0.80%	to	1.40%	2,093,774	81.92	to	97.05	408,599,971	0.62%	-25.06%	to	-25.51%
2021	0.80%	to	1.40%	2,300,262	109.32	to	130.30	599,962,755	0.00%	22.23%	to	21.49%
2020	0.80%	to	1.40%	2,516,303	89.43	to	107.25	540,162,585	0.07%	42.74%	to	41.88%
2019	0.80%	to	1.40%	2,727,202	62.65	to	75.59	413,039,306	0.26%	33.24%	to	32.43%
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2022	0.80%	to	1.40%	677,829	25.75	to	25.20	24,955,479	4.97%	-12.08%	to	-12.61%
2021	0.80%	to	1.40%	755,660	29.29	to	28.84	32,034,989	5.21%	3.58%	to	2.95%
2020	0.80%	to	1.40%	823,287	28.28	to	28.01	33,944,173	4.97%	1.92%	to	1.31%
2019	0.80%	to	1.40%	912,609	27.74	to	27.65	37,080,785	5.04%	14.18%	to	13.49%
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2022	0.40%	to	2.90%	69,046,210	14.36	to	10.13	984,779,267	2.08%	-13.56%	to	-15.72%
2021	0.40%	to	2.90%	70,214,482	16.62	to	12.02	1,168,004,763	1.86%	-1.29%	to	-3.77%
2020	0.40%	to	2.90%	57,103,898	16.84	to	12.49	968,324,680	2.14%	8.73%	to	6.00%
2019	0.40%	to	2.90%	51,919,394	15.48	to	11.78	814,933,908	2.68%	8.97%	to	6.23%
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2022	0.80%	to	1.40%	710,737	15.90	to	14.11	10,191,497	2.19%	-13.72%	to	-14.24%
2021	0.80%	to	1.40%	809,337	18.43	to	16.45	13,519,931	1.89%	-1.52%	to	-2.11%
2020	0.80%	to	1.40%	932,031	18.71	to	16.81	15,901,461	2.14%	8.38%	to	7.73%
2019	0.80%	to	1.40%	884,903	17.26	to	15.60	13,995,244	2.73%	8.70%	to	8.05%
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2022	0.40%	to	2.85%	3,220,863	27.10	to	42.44	179,976,769	0.26%	-15.31%	to	-17.39%
2021	0.40%	to	2.85%	3,651,445	32.00	to	51.38	243,048,750	0.34%	24.81%	to	21.74%
2020	0.40%	to	2.85%	4,491,360	25.64	to	42.20	241,712,950	0.39%	17.40%	to	14.51%
2019	0.40%	to	2.85%	5,073,669	21.84	to	36.86	235,309,401	0.67%	22.68%	to	19.66%
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2022	0.80%	to	1.40%	553,589	28.69	to	25.93	14,576,848	0.40%	-15.53%	to	-16.04%
2021	0.80%	to	1.40%	599,734	33.97	to	30.89	18,792,939	0.50%	24.50%	to	23.75%
2020	0.80%	to	1.40%	651,133	27.28	to	24.96	16,479,421	0.56%	17.09%	to	16.39%
2019	0.80%	to	1.40%	763,210	23.30	to	21.45	16,586,396	0.78%	22.36%	to	21.62%
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2022	0.40%	to	2.85%	6,351,892	22.67	to	17.08	135,443,363	2.15%	62.22%	to	58.24%
2021	0.40%	to	2.85%	5,360,513	13.97	to	10.79	70,934,510	2.34%	54.21%	to	50.43%
2020	0.40%	to	2.85%	4,827,926	9.06	to	7.17	41,896,057	2.55%	-33.15%	to	-34.80%
2019	0.40%	to	2.75%	4,651,695	13.56	to	11.17	61,177,730	1.78%	9.38%	to	6.80%
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2022	0.40%	to	2.85%	4,232,584	12.67	to	20.83	112,812,164	0.88%	-24.98%	to	-26.83%
2021	0.40%	to	2.85%	3,422,634	16.88	to	28.46	123,151,475	0.34%	18.91%	to	15.99%
2020	0.40%	to	2.85%	3,304,017	14.20	to	24.54	100,929,052	0.22%	14.87%	to	12.05%
2019	0.40%	to	2.85%	3,623,703	12.36	to	21.90	97,597,749	1.49%	26.99%	to	23.87%
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2022	0.80%	to	1.40%	1,041,498	32.92	to	30.37	40,255,326	1.05%	-25.09%	to	-25.54%
2021	0.80%	to	1.40%	1,132,197	43.95	to	40.79	58,706,528	0.52%	18.74%	to	18.02%
2020	0.80%	to	1.40%	1,234,733	37.01	to	34.56	54,134,921	0.44%	14.69%	to	14.00%
2019	0.80%	to	1.40%	1,360,073	32.27	to	30.32	52,207,197	1.70%	26.74%	to	25.98%
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2022	0.40%	to	2.50%	1,008,409	13.67	to	11.13	12,586,489	0.98%	-27.98%	to	-29.50%
2021	0.40%	to	2.50%	1,617,815	18.99	to	15.79	27,886,678	1.11%	38.09%	to	35.18%
2020	0.40%	to	2.40%	644,375	13.75	to	11.77	8,199,727	1.99%	-7.16%	to	-9.03%
2019	0.40%	to	2.40%	666,837	14.81	to	12.94	9,190,357	1.61%	22.46%	to	20.00%
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2022	0.80%	to	1.40%	117,961	42.46	to	37.46	4,500,565	0.94%	-7.94%	to	-8.49%
2021	0.80%	to	1.40%	150,168	46.12	to	40.93	6,300,910	1.51%	32.41%	to	31.61%
2020	0.80%	to	1.40%	114,626	34.83	to	31.10	3,623,425	1.20%	7.31%	to	6.66%
2019	0.80%	to	1.40%	130,997	32.46	to	29.16	3,882,954	1.55%	33.22%	to	32.41%
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2022	0.40%	to	2.40%	276,962	9.67	to	42.78	13,770,591	1.55%	-3.31%	to	-9.57%
2021	1.10%	to	2.30%	106,536	60.73	to	48.23	6,107,777	1.21%	31.88%	to	30.28%
2020	1.10%	to	2.30%	115,366	46.05	to	37.02	5,027,608	1.04%	6.83%	to	5.54%
2019	1.10%	to	2.30%	126,904	43.11	to	35.08	5,186,100	1.42%	32.62%	to	31.02%
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2022	0.80%	to	2.50%	543,593	10.72	to	9.23	5,510,146	2.61%	-22.61%	to	-23.93%
2021	0.80%	to	2.50%	576,771	13.85	to	12.13	7,597,400	0.88%	-6.49%	to	-8.10%
2020	0.80%	to	2.50%	652,427	14.81	to	13.20	9,257,166	4.21%	16.25%	to	14.25%
2019	0.80%	to	2.50%	795,837	12.74	to	11.55	9,772,585	1.01%	25.68%	to	23.53%
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2022	0.40%	to	2.55%	4,099,175	26.33	to	12.77	60,139,461	1.62%	-16.34%	to	-18.14%
2021	0.40%	to	2.65%	4,690,626	31.47	to	15.38	83,164,730	1.76%	11.24%	to	8.72%
2020	0.40%	to	2.65%	5,290,110	28.29	to	14.14	85,283,835	1.58%	11.30%	to	8.78%
2019	0.40%	to	2.65%	5,922,543	25.42	to	13.00	86,840,145	3.55%	19.38%	to	16.68%
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2022	0.40%	to	2.85%	7,487,167	8.61	to	7.01	57,510,935	0.00%	-5.33%	to	-7.65%
2021	0.40%	to	2.85%	8,613,994	9.09	to	7.59	70,707,342	0.00%	-5.37%	to	-7.70%
2020	0.40%	to	2.85%	9,298,572	9.61	to	8.22	81,577,433	8.49%	-5.66%	to	-7.98%
2019	0.40%	to	2.85%	10,542,396	10.19	to	8.94	99,271,236	7.08%	1.60%	to	-0.89%
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2022	0.40%	to	2.75%	10,874,715	27.30	to	15.50	205,063,983	5.00%	-5.85%	to	-8.07%
2021	0.40%	to	2.85%	10,933,413	29.00	to	16.59	223,080,666	4.64%	16.29%	to	13.43%
2020	0.40%	to	2.85%	11,593,508	24.93	to	14.63	205,226,747	5.76%	0.29%	to	-2.18%
2019	0.40%	to	2.85%	13,162,556	24.86	to	14.95	234,316,579	5.37%	15.59%	to	12.75%
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2022	0.40%	to	0.60%	37,010	16.47	to	16.15	606,283	1.28%	-5.13%	to	-5.32%
2021	0.40%	to	0.60%	43,815	17.36	to	17.06	756,446	2.69%	18.65%	to	18.41%
2020	0.40%	to	0.60%	61,910	14.63	to	14.41	902,001	2.21%	-4.84%	to	-5.04%
2019	0.40%	to	0.60%	92,937	15.38	to	15.17	1,423,693	1.65%	23.87%	to	23.62%
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2020	0.95%	to	2.50%	724,995	40.42	to	36.80	32,143,688	1.27%	14.87%	to	13.07%
2019	0.95%	to	2.50%	884,745	35.18	to	32.55	34,343,613	1.25%	28.00%	to	26.00%
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2022	0.40%	to	0.60%	67,667	10.62	to	10.41	711,829	5.26%	-11.11%	to	-11.29%
2021	0.40%	to	0.60%	123,686	11.94	to	11.74	1,470,705	3.09%	1.70%	to	1.50%
2020	0.40%	to	0.60%	144,610	11.74	to	11.56	1,693,689	4.57%	3.02%	to	2.81%
2019	0.40%	to	0.60%	133,696	11.40	to	11.25	1,518,227	5.33%	7.62%	to	7.41%
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2022	0.40%	to	2.90%	1,215,369	30.28	to	34.66	59,596,550	0.98%	-10.42%	to	-12.67%
2021	0.40%	to	2.90%	1,371,223	33.80	to	39.69	76,141,515	0.99%	24.86%	to	21.73%
2020	0.40%	to	2.90%	1,718,366	27.07	to	32.61	77,109,801	1.58%	4.77%	to	2.14%
2019	0.40%	to	2.90%	1,819,674	25.84	to	31.92	78,816,890	1.06%	25.84%	to	22.68%
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2022	0.75%	to	2.45%	1,043,639	8.66	to	16.89	20,904,403	3.03%	-8.30%	to	-9.87%
2021	0.75%	to	2.45%	1,117,196	9.45	to	18.73	24,682,119	1.83%	3.38%	to	1.61%
2020	0.75%	to	2.45%	1,212,614	9.14	to	18.44	26,415,652	3.43%	-1.90%	to	-3.58%
2019	0.75%	to	2.45%	1,265,143	9.31	to	19.12	28,311,161	1.72%	11.68%	to	9.77%
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2022	0.40%	to	2.50%	643,914	12.21	to	10.81	7,681,938	0.00%	-19.49%	to	-21.18%
2021	0.40%	to	2.50%	724,944	15.17	to	13.72	10,869,659	0.00%	15.71%	to	13.27%
2020	0.40%	to	2.50%	755,358	13.11	to	12.11	9,889,514	0.28%	3.70%	to	1.51%
2019	0.40%	to	2.50%	818,810	12.64	to	11.93	10,469,053	1.44%	11.49%	to	9.14%
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2022	0.40%	to	2.80%	706,631	10.60	to	9.46	7,138,504	1.63%	-6.91%	to	-9.15%
2021	0.40%	to	2.10%	378,957	11.38	to	10.69	4,159,712	1.99%	4.42%	to	2.63%
2020	1.30%	to	2.10%	184,874	10.64	to	10.41	1,959,895	2.17%	5.33%	to	4.48%
2019	1.30%	to	2.10%	161,311	10.10	to	9.97	1,625,373	4.29%	7.41%	to	6.54%
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2022	0.40%	to	0.60%	21,309	20.84	to	20.44	441,888	0.09%	-19.96%	to	-20.12%
2021	0.40%	to	0.60%	22,617	26.03	to	25.58	585,996	0.24%	23.00%	to	22.76%
2020	0.40%	to	0.60%	24,309	21.16	to	20.84	512,441	0.00%	7.93%	to	7.71%
2019	0.40%	to	0.60%	27,823	19.61	to	19.35	543,956	0.16%	24.03%	to	23.79%
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
2022	0.40%	to	0.60%	4,704	10.70	to	10.60	50,020	0.41%	-14.73%	to	-14.90%
2021	0.40%	to	0.60%	4,704	12.55	to	12.45	58,735	0.55%	23.30%	to	23.06%
2020	0.40%			677	10.18			6,889	0.86%	4.51%
2019	0.40%			637	9.74			6,202	0.58%	5.12%
2018	0.40%			565	9.26			5,233	0.00%	-7.38%			****
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2022	0.40%	to	2.80%	1,739,971	11.82	to	9.34	18,240,654	1.23%	-3.78%	to	-6.10%
2021	0.40%	to	2.55%	1,353,251	12.29	to	10.17	14,921,942	0.00%	7.67%	to	5.35%
2020	0.40%	to	2.55%	1,324,632	11.41	to	9.65	13,727,695	1.32%	6.96%	to	4.65%
2019	0.40%	to	2.55%	1,412,374	10.67	to	9.22	13,862,116	2.36%	4.59%	to	2.34%
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2022	1.75%	to	2.20%	9,008	23.63	to	22.50	205,934	0.00%	-32.50%	to	-32.81%
2021	1.75%	to	2.20%	8,800	35.00	to	33.48	298,670	0.00%	9.69%	to	9.19%
2020	0.80%	to	2.35%	189,471	34.69	to	30.26	6,224,889	0.00%	40.86%	to	38.66%
2019	0.80%	to	2.35%	202,090	24.63	to	21.82	4,736,807	0.00%	35.33%	to	33.22%
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2022	0.40%			12,345	13.31			164,354	7.32%	-14.69%
2021	0.40%			13,627	15.61			212,672	2.75%	9.11%
2020	0.40%	to	0.60%	18,480	14.30	to	14.09	263,316	8.33%	9.78%	to	9.56%
2019	0.40%	to	0.60%	15,517	13.03	to	12.86	201,364	0.00%	14.75%	to	14.51%
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2022	0.80%	to	1.40%	1,244,061	9.47	to	9.43	11,737,671	0.57%	-5.31%	to	-5.69%	****
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2022	0.40%	to	2.75%	577,803	20.25	to	15.69	10,224,943	0.07%	-14.80%	to	-16.80%
2021	0.40%	to	2.75%	684,761	23.76	to	18.86	14,370,003	0.24%	22.37%	to	19.49%
2020	0.40%	to	2.75%	878,800	19.42	to	15.79	15,253,477	0.48%	8.50%	to	5.94%
2019	0.40%	to	2.75%	923,919	17.90	to	14.90	14,967,027	0.22%	24.54%	to	21.60%
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2022	0.80%	to	1.40%	549,047	18.56	to	16.18	9,071,284	0.00%	-31.53%	to	-31.95%
2021	0.80%	to	1.40%	638,955	27.12	to	23.77	15,493,235	0.00%	18.15%	to	17.43%
2020	0.80%	to	1.40%	715,516	22.95	to	20.25	14,759,687	0.04%	39.56%	to	38.72%
2019	0.80%	to	1.40%	815,351	16.44	to	14.59	12,110,104	0.00%	38.25%	to	37.41%
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2022	0.65%	to	2.50%	952,872	11.89	to	11.31	11,084,497	0.00%	-31.58%	to	-32.85%
2021	0.75%	to	2.50%	1,016,856	17.35	to	16.84	17,435,493	0.00%	17.90%	to	15.82%
2020	0.65%	to	2.50%	1,174,026	14.73	to	14.54	17,195,800	0.00%	47.27%	to	45.43%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.40%	to	1.40%	459,751	24.32	to	25.45	11,831,165	1.46%	13.49%	to	12.35%
2019	0.40%	to	1.40%	512,894	21.43	to	22.65	11,737,375	1.08%	31.55%	to	30.23%
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2022	1.50%	to	1.75%	194	38.92	to	37.00	7,589	0.69%	-21.50%	to	-21.70%
2021	1.50%			206	49.58			10,213	0.58%	25.32%
2020	0.00%	to	2.90%	4,716,638	-	to	28.32	181,677,490	1.14%	0.00%	to	10.40%
2019	0.40%	to	2.90%	5,494,477	24.77	to	25.65	188,895,345	0.82%	31.21%	to	27.92%
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2022	0.40%	to	1.40%	1,208,663	18.60	to	75.28	96,246,348	0.00%	-32.04%	to	-32.72%
2021	0.40%	to	1.40%	1,313,803	27.37	to	111.89	156,425,451	0.00%	15.03%	to	13.87%
2020	0.40%	to	1.40%	1,444,320	23.79	to	98.26	150,555,876	0.69%	27.13%	to	25.85%
2019	0.40%	to	1.40%	1,606,006	18.72	to	78.08	133,050,649	0.91%	31.26%	to	29.94%
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2022	0.65%	to	2.80%	2,395,430	15.45	to	30.50	96,759,072	0.00%	-32.38%	to	-33.84%
2021	0.65%	to	2.80%	2,473,958	22.84	to	46.11	149,514,243	0.00%	14.42%	to	11.95%
2020	0.65%	to	2.80%	2,557,041	19.96	to	41.19	136,993,181	0.43%	26.51%	to	23.77%
2019	0.65%	to	2.80%	2,963,169	15.78	to	33.28	126,384,297	0.67%	30.60%	to	27.77%
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2022	0.40%	to	0.60%	102,792	13.36	to	13.11	1,365,614	0.00%	-27.42%	to	-27.57%
2021	0.40%	to	0.60%	102,472	18.41	to	18.10	1,875,545	0.00%	9.78%	to	9.56%
2020	0.40%	to	0.60%	104,238	16.77	to	16.52	1,740,026	0.90%	21.02%	to	20.77%
2019	0.40%	to	0.60%	124,703	13.86	to	13.68	1,722,366	1.04%	28.09%	to	27.83%
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2022	1.30%	to	1.95%	91,537	10.31	to	9.74	934,597	0.00%	-28.11%	to	-28.58%
2021	1.30%	to	1.95%	93,240	14.34	to	13.64	1,327,277	0.00%	8.69%	to	7.97%
2020	0.95%	to	2.85%	5,258,596	12.89	to	11.88	68,309,809	0.63%	28.93%	to	17.59%
2019	1.10%	to	2.85%	5,652,376	11.17	to	10.10	61,577,746	0.71%	26.54%	to	24.31%
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)
2022	0.80%	to	1.40%	479,504	31.62	to	30.65	18,176,487	1.35%	-17.52%	to	-18.02%
2021	0.80%	to	1.40%	534,144	38.33	to	37.38	24,750,638	1.47%	9.75%	to	9.08%
2020	0.80%	to	1.40%	587,607	34.93	to	34.27	25,020,942	2.09%	13.94%	to	13.25%
2019	0.80%	to	1.40%	618,103	30.66	to	30.26	23,174,078	2.25%	16.57%	to	15.87%
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2022	0.80%	to	1.40%	112,988	9.99	to	9.39	1,072,788	0.00%	-12.17%	to	-12.70%
2021	0.80%	to	1.40%	121,425	11.37	to	10.75	1,318,923	4.50%	-4.19%	to	-4.77%
2020	0.80%	to	1.40%	136,629	11.87	to	11.29	1,556,211	5.65%	2.57%	to	1.95%
2019	0.80%	to	1.40%	152,056	11.57	to	11.07	1,696,709	3.69%	9.92%	to	9.25%
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2022	0.75%	to	2.25%	373,625	9.79	to	8.38	3,396,745	0.00%	-12.37%	to	-13.70%
2021	0.75%	to	2.25%	396,751	11.17	to	9.72	4,148,246	4.21%	-4.29%	to	-5.73%
2020	0.75%	to	2.25%	426,549	11.67	to	10.31	4,692,036	5.34%	2.22%	to	0.67%
2019	0.75%	to	2.25%	550,096	11.42	to	10.24	5,970,206	3.35%	9.78%	to	8.12%
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2022	0.80%	to	1.40%	171,078	29.75	to	26.89	4,667,395	0.52%	-16.51%	to	-17.01%
2021	0.80%	to	1.40%	188,721	35.63	to	32.40	6,196,020	0.37%	21.57%	to	20.84%
2020	0.80%	to	1.40%	200,490	29.31	to	26.81	5,442,363	0.62%	18.97%	to	18.25%
2019	0.80%	to	1.40%	221,936	24.64	to	22.68	5,091,127	0.21%	25.46%	to	24.70%
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2022	0.40%	to	2.85%	1,895,508	32.95	to	38.07	99,893,664	0.25%	-16.38%	to	-18.43%
2021	0.40%	to	2.85%	1,950,036	39.40	to	46.68	125,000,639	0.18%	21.77%	to	18.78%
2020	0.00%	to	2.85%	2,140,606	-	to	39.30	113,886,441	0.36%	0.00%	to	16.23%
2019	0.40%	to	2.85%	2,265,629	27.15	to	33.81	102,406,393	0.00%	25.63%	to	22.54%
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2022	0.40%	to	2.80%	5,834,271	21.05	to	15.08	102,643,572	1.50%	-15.08%	to	-17.12%
2021	0.40%	to	2.85%	6,634,744	24.79	to	18.08	139,284,839	1.53%	10.00%	to	7.29%
2020	0.40%	to	2.85%	7,535,428	22.53	to	16.85	145,790,113	1.97%	13.42%	to	10.63%
2019	0.40%	to	2.85%	8,769,928	19.87	to	15.23	151,627,922	2.06%	21.29%	to	18.31%
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2022	0.40%	to	0.60%	35,819	8.66	to	8.58	309,196	3.39%	49.87%	to	49.57%
2021	0.40%	to	0.60%	12,683	5.78	to	5.73	72,793	1.52%	41.43%	to	41.15%
2020	0.40%	to	0.60%	12,952	4.08	to	4.06	52,658	1.91%	-37.09%	to	-37.21%
2019	0.40%			1,519	6.49			9,861	0.00%	3.06%
2018	0.40%			372	6.30			2,343	0.00%	-37.01%			****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2022	0.40%	to	2.85%	3,658,283	12.90	to	11.40	47,612,208	6.61%	-11.32%	to	-13.50%
2021	0.40%	to	2.85%	4,229,804	14.54	to	13.18	62,803,120	5.88%	5.64%	to	3.04%
2020	0.40%	to	2.85%	4,488,157	13.77	to	12.79	63,866,020	7.23%	5.60%	to	3.01%
2019	0.40%	to	2.85%	5,342,452	13.04	to	12.41	72,891,772	6.66%	10.75%	to	8.02%
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2022	0.40%	to	2.85%	6,957,478	28.62	to	21.95	177,841,664	0.00%	-31.07%	to	-32.77%
2021	0.40%	to	2.85%	6,603,501	41.53	to	32.64	247,038,804	0.00%	15.89%	to	13.04%
2020	0.40%	to	2.85%	6,085,246	35.83	to	28.88	196,974,311	0.00%	48.41%	to	44.76%
2019	0.40%	to	2.85%	5,847,898	24.15	to	19.95	128,785,824	0.00%	37.39%	to	34.01%
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
2022	0.60%			579	19.85			11,494	1.95%	-17.18%
2021	0.60%			566	23.97			13,567	1.64%	18.22%
2020	0.60%			573	20.28			11,618	1.44%	15.01%
2019	0.40%	to	0.60%	567	17.63			9,996	3.59%	22.50%
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)
2022	0.40%			55,945	18.14			1,014,928	2.91%	-14.34%
2021	0.40%			130,486	21.18			2,763,495	2.84%	9.74%
2020	0.00%	to	0.40%	143,515	-	to	19.30	2,769,683	1.65%	0.00%	to	12.22%
2019	0.40%			64,536	17.20			1,109,891	2.15%	14.20%
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
2022	0.40%	to	0.60%	1,275,749	24.29	to	23.66	30,984,652	2.40%	-16.16%	to	-16.33%
2021	0.40%	to	0.60%	1,342,740	28.97	to	28.27	38,899,207	1.86%	16.41%	to	16.18%
2020	0.40%	to	0.60%	1,459,120	24.89	to	24.34	36,310,730	1.81%	14.66%	to	14.43%
2019	0.40%	to	0.60%	1,964,771	21.70	to	21.27	42,643,759	2.75%	20.91%	to	20.67%
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2022	0.40%	to	0.60%	270,254	15.79	to	15.49	4,247,559	1.85%	-14.29%	to	-14.46%
2021	0.40%	to	0.60%	279,455	18.42	to	18.11	5,126,524	1.48%	14.78%	to	14.55%
2020	0.40%	to	0.60%	296,203	16.05	to	15.81	4,735,681	1.42%	9.28%	to	9.06%
2019	0.40%	to	0.60%	376,811	14.68	to	14.50	5,519,034	2.37%	18.82%	to	18.58%
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)
2022	0.40%	to	0.60%	182,279	20.14	to	19.62	3,670,026	2.95%	-15.01%	to	-15.18%
2021	0.40%	to	0.60%	233,945	23.69	to	23.13	5,542,275	2.02%	11.92%	to	11.70%
2020	0.00%	to	0.60%	252,545	-	to	20.70	5,345,758	1.84%	0.00%	to	12.84%
2019	0.40%	to	0.60%	275,259	18.73	to	18.35	5,153,543	2.33%	16.38%	to	16.14%
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	0.40%	to	0.60%	90,018	14.66	to	14.45	1,317,329	1.60%	9.17%	to	8.95%
2019	0.40%	to	0.60%	132,892	13.43	to	13.26	1,782,768	1.68%	14.43%	to	14.20%
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	0.40%	to	0.60%	312,191	15.37	to	15.15	4,763,513	1.34%	8.63%	to	8.41%
2019	0.40%	to	0.60%	355,682	14.15	to	13.97	5,004,356	1.88%	16.86%	to	16.62%
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)
2022	0.40%	to	0.60%	704,932	22.07	to	21.50	15,549,837	2.61%	-15.56%	to	-15.73%
2021	0.40%	to	0.60%	765,393	26.14	to	25.51	19,992,603	1.95%	14.20%	to	13.97%
2020	0.00%	to	0.60%	872,712	-	to	22.38	19,901,998	1.83%	0.00%	to	13.66%
2019	0.40%	to	0.60%	1,090,124	20.10	to	19.69	21,895,578	2.64%	18.58%	to	18.34%
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2022	0.40%	to	2.00%	6,636,900	9.11	to	8.64	58,846,449	1.64%	-13.08%	to	-14.48%
2021	0.40%	to	2.40%	4,284,078	10.48	to	10.02	43,969,725	1.48%	-2.06%	to	-4.02%
2020	0.40%	to	2.40%	1,667,764	10.70	to	10.44	17,635,656	1.35%	7.25%	to	5.10%
2019	0.40%	to	1.75%	131,850	9.97	to	9.94	1,312,888	0.00%	-0.27%	to	-0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2022	0.80%	to	1.40%	240,705	42.98	to	38.38	9,373,868	0.97%	-8.89%	to	-9.44%
2021	0.80%	to	1.40%	254,025	47.17	to	42.38	10,925,940	0.93%	28.85%	to	28.07%
2020	0.80%	to	1.40%	276,962	36.61	to	33.09	9,285,126	1.49%	-0.43%	to	-1.04%
2019	0.80%	to	1.40%	332,614	36.77	to	33.44	11,261,759	1.64%	25.75%	to	24.99%
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2022	0.40%	to	2.50%	1,936,275	13.34	to	28.77	67,635,284	1.05%	-16.95%	to	-18.70%
2021	0.40%	to	2.60%	1,553,302	16.06	to	34.71	63,346,214	0.78%	16.44%	to	13.87%
2020	0.40%	to	2.20%	273,700	13.80	to	32.80	10,116,328	1.48%	13.57%	to	11.52%
2019	0.40%	to	2.20%	313,524	12.15	to	29.41	9,799,803	1.64%	21.78%	to	19.58%
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2022	0.40%	to	2.75%	2,172,649	32.36	to	44.50	98,365,872	0.05%	-33.99%	to	-35.55%
2021	0.40%	to	2.75%	2,333,749	49.03	to	69.05	161,514,389	0.00%	22.11%	to	19.23%
2020	0.40%	to	2.75%	2,750,213	40.15	to	57.92	157,842,388	0.17%	38.48%	to	35.21%
2019	0.40%	to	2.75%	3,296,707	28.99	to	42.83	138,633,314	0.02%	36.30%	to	33.09%
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2022	0.40%	to	2.85%	10,929,846	10.24	to	8.46	103,788,452	2.04%	-14.24%	to	-16.35%
2021	0.40%	to	2.85%	10,411,631	11.94	to	10.12	116,071,445	1.68%	-1.51%	to	-3.93%
2020	0.40%	to	2.85%	7,902,412	12.13	to	10.53	90,145,783	2.42%	9.81%	to	7.11%
2019	0.40%	to	2.85%	6,400,630	11.04	to	9.83	67,151,605	2.87%	8.84%	to	6.16%
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2022	0.40%	to	2.85%	7,795,133	37.60	to	30.76	203,850,652	0.00%	-37.37%	to	-38.92%
2021	0.40%	to	2.85%	7,809,725	60.03	to	50.36	331,555,238	0.11%	17.27%	to	14.39%
2020	0.40%	to	2.85%	6,692,192	51.19	to	44.03	255,649,680	0.00%	50.13%	to	46.44%
2019	0.40%	to	2.85%	6,662,451	34.10	to	30.07	175,244,593	0.40%	44.24%	to	40.69%
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2022	0.75%	to	2.50%	1,175,748	13.31	to	30.59	28,551,778	1.67%	-9.52%	to	-11.11%
2021	0.75%	to	2.55%	1,318,051	14.71	to	34.08	35,576,053	1.01%	12.44%	to	10.40%
2020	0.75%	to	2.65%	1,470,600	13.08	to	30.31	36,077,653	1.20%	15.15%	to	12.95%
2019	0.75%	to	2.65%	1,702,037	11.36	to	26.84	36,738,733	1.83%	25.76%	to	23.35%
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2022	0.40%	to	1.45%	68,443	30.53	to	27.55	2,061,053	0.08%	-16.48%	to	-17.36%
2021	0.40%	to	1.45%	67,197	36.55	to	33.34	2,424,353	0.23%	16.08%	to	14.85%
2020	0.40%	to	1.15%	73,688	31.49	to	29.72	2,299,064	0.00%	18.71%	to	26.93%
2019	0.40%	to	0.60%	77,654	26.53	to	26.17	2,053,042	0.05%	34.62%	to	34.35%
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2022	0.40%	to	1.30%	157,856	9.56	to	8.76	1,460,763	3.22%	-15.45%	to	-16.22%
2021	0.40%	to	1.30%	159,967	11.31	to	10.45	1,760,927	2.18%	5.04%	to	4.10%
2020	0.40%	to	2.80%	4,455,162	10.77	to	9.25	43,856,657	2.64%	-1.67%	to	-4.04%
2019	0.40%	to	2.75%	4,475,407	10.95	to	9.67	45,259,957	0.88%	17.67%	to	14.89%
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)
2022	0.40%	to	0.60%	152,890	10.45	to	10.41	1,596,079	1.17%	-3.94%	to	-4.14%
2021	0.40%	to	0.60%	242,107	10.87	to	10.86	2,632,220	3.06%	8.74%	to	8.59%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2022	0.40%	to	1.45%	136,284	10.30	to	9.59	1,376,186	3.41%	-5.44%	to	-6.43%
2021	0.40%	to	1.45%	123,878	10.90	to	10.25	1,328,637	3.17%	0.22%	to	-0.83%
2020	0.40%	to	1.45%	74,499	10.87	to	10.33	797,434	3.51%	2.72%	to	3.34%
2019	0.40%	to	0.60%	24,509	10.59	to	10.55	259,230	3.20%	4.64%	to	4.43%
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2022	0.40%	to	2.85%	9,694,409	10.06	to	8.52	91,691,621	3.50%	-14.39%	to	-16.49%
2021	0.40%	to	2.85%	8,596,904	11.75	to	10.20	95,604,158	2.37%	-0.64%	to	-3.09%
2020	0.40%	to	2.85%	5,558,265	11.82	to	10.53	62,781,398	2.63%	7.00%	to	4.37%
2019	0.40%	to	2.85%	4,806,220	11.05	to	10.09	51,206,073	2.87%	7.98%	to	5.32%
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2022	0.40%	to	1.45%	30,432	14.55	to	12.01	410,578	2.99%	-13.32%	to	-14.23%
2021	0.40%	to	1.45%	31,240	16.78	to	14.00	489,404	0.76%	8.43%	to	7.29%
2020	0.40%	to	1.35%	17,232	15.48	to	13.06	264,188	0.43%	35.03%	to	30.58%
2019	0.40%	to	0.60%	7,458	11.46	to	11.43	85,441	1.01%	21.54%	to	21.30%
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2022	0.95%	to	2.20%	263,377	21.51	to	19.49	5,428,194	0.00%	-20.21%	to	-21.22%
2021	0.95%	to	2.20%	294,019	26.95	to	24.74	7,631,288	0.03%	24.46%	to	22.89%
2020	0.95%	to	2.30%	323,675	21.66	to	20.01	6,781,997	0.22%	21.04%	to	19.39%
2019	0.95%	to	2.30%	391,705	17.89	to	16.76	6,823,648	0.34%	38.26%	to	36.37%
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
2022	0.95%	to	1.45%	23,573	8.38	to	8.31	196,400	1.18%	-27.83%	to	-28.19%
2021	1.15%	to	1.45%	12,912	11.59	to	11.57	149,511	0.85%	15.95%	to	15.71%	****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2022	0.90%	to	1.10%	353,494	7.92	to	7.90	2,798,456	0.00%	-20.83%	to	-20.98%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2022	0.40%	to	2.80%	3,563,304	24.97	to	19.25	79,675,925	0.00%	-30.27%	to	-31.95%
2021	0.40%	to	2.80%	3,384,039	35.81	to	28.29	109,245,037	0.00%	1.17%	to	-1.27%
2020	0.40%	to	2.80%	2,835,105	35.39	to	28.65	91,032,268	0.00%	45.00%	to	41.51%
2019	0.40%	to	2.80%	3,012,031	24.41	to	20.25	67,089,712	0.00%	40.71%	to	37.32%
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2022	0.40%	to	2.55%	1,665,028	12.16	to	11.47	19,763,378	1.83%	-18.13%	to	-19.89%
2021	0.40%	to	2.00%	826,980	14.85	to	14.46	12,084,323	0.89%	10.82%	to	9.04%
2020	1.15%	to	2.40%	151,059	13.34	to	13.22	2,009,809	0.83%	33.36%	to	32.23%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2022	0.85%	to	2.40%	2,497,335	15.98	to	15.32	39,293,768	0.83%	-9.78%	to	-11.19%
2021	0.95%	to	2.40%	1,765,410	16.05	to	17.25	30,902,234	0.96%	29.36%	to	27.47%
2020	1.15%	to	2.40%	303,787	13.65	to	13.53	4,126,462	0.42%	36.49%	to	35.34%	****
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2022	0.85%	to	1.45%	54,208	12.91	to	12.71	698,092	0.87%	-16.92%	to	-17.42%
2021	0.85%	to	1.45%	59,324	15.54	to	15.39	920,481	0.90%	28.09%	to	27.31%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2022	0.40%	to	2.90%	8,463,255	28.63	to	32.25	370,247,159	1.15%	-6.52%	to	-8.86%
2021	0.40%	to	2.90%	9,146,361	30.62	to	35.39	436,449,503	1.14%	24.66%	to	21.53%
2020	0.40%	to	2.90%	9,837,182	24.56	to	29.12	380,449,667	1.35%	2.81%	to	0.23%
2019	0.40%	to	2.90%	10,092,360	23.89	to	29.05	383,956,790	1.87%	28.99%	to	25.75%
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2022	0.40%	to	2.40%	3,650,745	11.52	to	10.70	40,625,781	0.40%	-15.52%	to	-17.22%
2021	0.40%	to	2.40%	3,116,725	13.64	to	12.92	41,442,278	0.46%	8.56%	to	6.38%
2020	0.40%	to	2.50%	1,108,316	12.57	to	12.13	13,698,901	1.46%	15.04%	to	12.61%
2019	0.60%	to	2.00%	208,542	10.91	to	10.81	2,261,362	0.64%	9.09%	to	8.06%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2022	0.40%	to	2.85%	12,581,737	24.32	to	17.74	266,679,283	0.51%	-24.06%	to	-25.92%
2021	0.40%	to	2.85%	12,612,797	32.02	to	23.95	355,593,370	0.14%	9.84%	to	7.13%
2020	0.40%	to	2.85%	12,241,240	29.15	to	22.36	316,939,311	0.78%	19.73%	to	16.78%
2019	0.40%	to	2.85%	13,810,529	24.35	to	19.14	301,384,233	1.46%	25.15%	to	22.07%
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2022	0.85%	to	1.45%	182,295	8.77	to	8.64	1,589,455	2.42%	-14.91%	to	-15.43%
2021	0.85%	to	1.45%	172,528	10.31	to	10.21	1,771,429	3.15%	-1.91%	to	-2.50%
2020	1.15%	to	1.45%	28,447	10.49	to	10.47	298,097	0.88%	4.91%	to	4.73%	****
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2022	0.40%	to	1.45%	18,459	18.88	to	17.04	344,136	2.17%	0.08%	to	-0.97%
2021	0.40%	to	1.45%	12,275	18.86	to	17.21	228,005	1.52%	13.37%	to	12.17%
2020	0.40%	to	0.60%	13,983	16.64	to	16.39	230,456	2.34%	5.20%	to	4.99%
2019	0.40%	to	0.60%	13,924	15.82	to	15.61	218,369	3.78%	24.30%	to	24.05%
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2022	0.40%			3,571	12.37			44,156	1.80%	0.48%
2021	0.40%			414	12.31			5,095	0.00%	0.68%
2020	0.40%			516	12.22			6,307	0.00%	6.95%
2019	0.40%			575	11.43			6,572	0.99%	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2022	0.80%	to	1.40%	27,753	28.74	to	24.63	694,710	7.59%	-19.39%	to	-19.87%
2021	0.80%	to	1.40%	32,027	35.66	to	30.74	999,139	4.95%	-2.81%	to	-3.40%
2020	0.80%	to	1.40%	37,333	36.69	to	31.82	1,205,965	4.52%	4.70%	to	4.07%
2019	0.80%	to	1.40%	42,170	35.04	to	30.58	1,309,121	5.32%	13.34%	to	12.65%
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2022	0.40%	to	1.85%	32,877	9.62	to	19.62	436,631	7.45%	-19.13%	to	-20.31%
2021	0.40%	to	1.85%	30,767	11.90	to	24.62	523,043	5.11%	-2.36%	to	-3.78%
2020	0.40%	to	1.85%	28,858	12.18	to	25.59	523,594	4.44%	5.11%	to	3.58%
2019	0.40%	to	1.85%	33,426	11.59	to	24.70	575,441	5.27%	13.71%	to	12.06%
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2022	0.40%	to	2.55%	1,615,760	12.63	to	10.69	18,804,193	2.50%	-8.68%	to	-10.65%
2021	0.40%	to	2.40%	1,540,627	13.84	to	12.08	19,819,332	2.39%	13.55%	to	11.27%
2020	0.40%	to	2.40%	1,024,329	12.18	to	10.86	11,680,553	1.41%	-1.83%	to	-3.80%
2019	0.40%	to	2.85%	1,125,057	12.41	to	11.05	13,205,984	2.56%	27.36%	to	24.22%
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2022	0.95%	to	2.40%	5,422,532	3.86	to	3.77	20,786,027	0.00%	-60.54%	to	-61.12%
2021	0.95%	to	2.40%	2,417,344	9.79	to	9.69	23,585,720	0.00%	-2.13%	to	-3.09%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2022	0.95%	to	2.45%	529,407	14.42	to	10.60	6,886,511	2.95%	-15.39%	to	-16.67%
2021	0.95%	to	2.45%	578,656	17.04	to	12.72	8,937,280	2.64%	-1.48%	to	-2.97%
2020	0.95%	to	2.45%	626,449	17.30	to	13.11	9,812,067	2.68%	6.53%	to	4.91%
2019	0.95%	to	2.45%	714,861	16.24	to	12.50	10,538,872	3.82%	9.56%	to	7.90%
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2022	0.80%	to	1.40%	87,308	14.43	to	13.04	1,152,982	3.81%	-15.01%	to	-15.53%
2021	0.80%	to	1.40%	133,512	16.97	to	15.43	2,088,181	3.86%	-1.12%	to	-1.72%
2020	0.80%	to	1.40%	146,420	17.17	to	15.70	2,329,063	2.67%	6.94%	to	6.29%
2019	0.80%	to	1.40%	181,090	16.05	to	14.78	2,706,989	4.20%	9.99%	to	9.33%
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2022	0.40%	to	2.40%	21,999	9.50	to	8.16	199,121	4.47%	-26.49%	to	-27.97%
2021	0.40%	to	2.40%	23,085	12.92	to	11.33	286,641	2.30%	23.34%	to	20.86%
2020	0.40%	to	2.55%	27,077	10.48	to	9.18	275,094	4.48%	-15.19%	to	-17.02%
2019	0.40%	to	2.55%	28,285	12.35	to	11.06	341,682	2.65%	17.58%	to	15.05%
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2022	0.40%	to	2.40%	2,363,053	9.55	to	8.69	21,550,869	2.98%	-13.56%	to	-15.29%
2021	0.40%	to	2.80%	1,852,314	11.05	to	10.10	19,713,773	2.90%	-0.84%	to	-3.23%
2020	0.40%	to	2.80%	984,962	11.14	to	10.44	10,660,727	2.51%	3.33%	to	0.84%
2019	0.40%	to	2.80%	825,933	10.78	to	10.35	8,739,047	4.00%	6.16%	to	3.60%
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2022	0.40%	to	0.60%	224,661	23.25	to	22.80	5,179,764	1.46%	-4.37%	to	-4.56%
2021	0.40%	to	0.60%	228,554	24.31	to	23.89	5,522,565	1.32%	19.81%	to	19.57%
2020	0.40%	to	0.60%	246,406	20.29	to	19.98	4,972,990	1.85%	3.21%	to	3.01%
2019	0.40%	to	0.60%	224,130	19.66	to	19.40	4,386,568	1.93%	26.80%	to	26.55%
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
2022	0.40%	to	2.90%	10,501,212	27.88	to	27.67	422,648,125	1.29%	-4.67%	to	-7.06%
2021	0.40%	to	2.90%	10,467,255	29.25	to	29.78	449,727,685	1.12%	19.52%	to	16.52%
2020	0.40%	to	2.90%	10,097,888	24.47	to	25.56	365,770,918	1.64%	2.93%	to	0.35%
2019	0.40%	to	2.90%	9,239,208	23.78	to	25.47	327,350,159	1.75%	26.50%	to	23.32%
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2022	0.40%	to	2.90%	8,343,542	11.92	to	8.48	129,150,251	1.90%	-12.90%	to	-15.08%
2021	0.40%	to	2.90%	9,781,904	13.68	to	9.99	175,478,841	1.62%	-2.47%	to	-4.92%
2020	0.40%	to	2.90%	10,223,988	14.03	to	10.50	185,949,751	2.08%	5.66%	to	3.01%
2019	0.40%	to	2.90%	9,956,482	13.28	to	10.20	171,404,321	2.19%	5.85%	to	3.19%
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2022	0.95%	to	1.45%	39,461	8.37	to	8.26	328,849	1.61%	-13.56%	to	-14.00%
2021	0.95%	to	1.45%	49,757	9.68	to	9.60	480,113	1.68%	-3.29%	to	-3.78%
2020	1.15%	to	1.45%	25,052	10.00	to	9.98	250,474	1.61%	-0.01%	to	-0.18%	****
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2022	0.40%	to	1.40%	299,473	9.30	to	19.23	5,251,491	0.90%	-25.05%	to	-25.80%
2021	0.40%	to	1.40%	304,251	12.41	to	25.92	7,229,036	0.92%	-7.65%	to	-8.57%
2020	0.40%	to	1.40%	320,088	13.44	to	28.35	8,442,330	1.88%	12.85%	to	11.71%
2019	0.40%	to	1.40%	374,687	11.91	to	25.38	8,798,661	2.37%	22.45%	to	21.22%
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2022	0.75%	to	2.80%	2,644,559	9.18	to	19.91	69,079,815	0.66%	-25.48%	to	-27.02%
2021	0.75%	to	2.80%	2,689,124	12.32	to	27.28	95,131,558	0.87%	-8.20%	to	-10.10%
2020	0.75%	to	2.80%	1,426,598	13.42	to	30.35	54,869,952	1.71%	12.15%	to	9.83%
2019	0.75%	to	2.80%	1,580,746	11.97	to	27.63	54,828,054	2.19%	21.75%	to	19.23%
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2022	0.40%	to	1.40%	684,016	14.28	to	16.04	11,005,835	3.67%	-14.47%	to	-15.32%
2021	0.40%	to	1.40%	743,635	16.70	to	18.95	14,121,921	2.48%	12.21%	to	11.08%
2020	0.40%	to	1.40%	812,767	14.88	to	17.06	13,883,721	1.19%	7.52%	to	6.44%
2019	0.40%	to	1.40%	887,888	13.84	to	16.02	14,250,205	2.48%	18.64%	to	17.45%
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2022	0.40%	to	3.00%	284,753,145	31.47	to	16.05	5,955,232,702	0.00%	-14.09%	to	-16.33%
2021	0.40%	to	3.00%	305,685,329	36.63	to	19.18	7,511,968,439	1.11%	14.25%	to	11.27%
2020	0.40%	to	3.00%	324,647,280	32.06	to	17.23	7,049,209,443	1.48%	11.55%	to	8.64%
2019	0.40%	to	3.00%	344,268,967	28.74	to	15.86	6,765,651,488	1.62%	20.30%	to	17.16%
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2022	0.40%	to	3.00%	281,102,346	12.29	to	8.56	3,164,165,877	0.00%	-13.15%	to	-15.42%
2021	0.40%	to	3.00%	302,194,849	14.15	to	10.12	3,951,560,486	1.98%	-1.11%	to	-3.69%
2020	0.40%	to	3.00%	276,402,530	14.31	to	10.51	3,685,516,787	2.04%	8.77%	to	5.93%
2019	0.40%	to	3.00%	271,821,075	13.16	to	9.92	3,361,868,173	1.89%	8.55%	to	5.71%
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2022	0.40%	to	2.85%	15,032,568	26.02	to	20.71	393,206,148	0.00%	-25.35%	to	-27.19%
2021	0.40%	to	2.85%	14,886,721	34.86	to	28.44	526,405,469	0.00%	15.54%	to	12.70%
2020	0.40%	to	2.85%	14,118,865	30.18	to	25.24	434,739,348	0.65%	29.41%	to	26.23%
2019	0.40%	to	2.85%	15,592,346	23.32	to	19.99	374,098,028	0.65%	34.24%	to	30.94%
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2022	0.40%	to	3.00%	153,188,097	28.81	to	18.10	3,580,933,018	0.00%	-17.15%	to	-19.31%
2021	0.40%	to	3.00%	155,446,323	34.78	to	22.44	4,423,082,796	1.05%	23.15%	to	19.94%
2020	0.40%	to	3.00%	168,241,669	28.24	to	18.71	3,919,388,576	1.64%	12.63%	to	9.69%
2019	0.40%	to	3.00%	175,046,931	25.07	to	17.05	3,652,605,180	1.33%	25.16%	to	21.90%
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2022	0.40%	to	2.85%	32,188,415	34.37	to	25.34	1,036,217,512	0.00%	-30.49%	to	-32.20%
2021	0.40%	to	2.85%	30,419,590	49.45	to	37.38	1,419,514,990	0.00%	21.05%	to	18.07%
2020	0.40%	to	2.85%	25,071,030	40.85	to	31.66	966,546,811	0.72%	50.89%	to	47.18%
2019	0.40%	to	2.85%	24,941,956	27.07	to	21.51	643,170,424	0.35%	29.76%	to	26.57%
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2022	0.40%	to	3.05%	18,917,182	19.47	to	19.86	532,116,273	0.00%	-18.61%	to	-20.77%
2021	0.40%	to	3.05%	20,474,930	23.92	to	25.07	717,200,554	0.16%	13.17%	to	10.16%
2020	0.40%	to	3.05%	21,662,629	21.14	to	22.76	680,589,652	0.22%	11.88%	to	8.90%
2019	0.40%	to	3.05%	23,851,697	18.90	to	20.90	680,301,892	2.00%	21.34%	to	18.11%
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2022	0.40%	to	2.85%	27,042,809	16.07	to	13.65	491,174,090	0.00%	-14.73%	to	-16.83%
2021	0.40%	to	2.85%	30,541,468	18.85	to	16.41	657,441,046	0.20%	6.28%	to	3.67%
2020	0.40%	to	3.00%	33,896,875	17.74	to	15.41	694,408,915	0.13%	8.12%	to	5.30%
2019	0.40%	to	3.00%	37,248,051	16.40	to	14.63	713,356,346	2.14%	13.03%	to	10.08%
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2022	0.80%			73,330	13.77			1,009,394	1.26%	-18.97%
2021	0.80%			72,347	16.99			1,228,963	2.35%	27.34%
2020	0.80%			58,407	13.34			779,131	1.88%	33.40%		*	***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2022	0.40%	to	2.85%	68,530,657	26.78	to	21.05	1,651,386,926	1.07%	-18.89%	to	-20.88%
2021	0.40%	to	2.85%	63,920,248	33.01	to	26.60	1,916,772,063	2.27%	27.58%	to	24.44%
2020	0.40%	to	2.85%	48,566,757	25.87	to	21.38	1,149,853,307	1.83%	17.38%	to	14.49%
2019	0.40%	to	2.85%	42,214,877	22.04	to	18.67	859,690,531	1.96%	30.32%	to	27.11%
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2022	0.40%	to	2.95%	6,136,684	31.94	to	22.71	181,643,331	0.00%	-19.21%	to	-21.28%
2021	0.40%	to	2.95%	6,084,448	39.53	to	28.84	227,807,472	0.13%	15.04%	to	12.10%
2020	0.40%	to	2.95%	5,444,327	34.36	to	25.73	182,634,042	0.23%	12.36%	to	9.49%
2019	0.40%	to	2.95%	5,158,120	30.58	to	23.50	159,314,343	1.94%	23.24%	to	20.08%
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2022	0.40%	to	2.85%	31,309,029	14.65	to	10.64	447,142,042	0.00%	-12.54%	to	-14.69%
2021	0.40%	to	2.85%	34,836,218	16.75	to	12.48	574,679,401	0.22%	2.34%	to	-0.18%
2020	0.40%	to	2.85%	41,318,029	16.37	to	12.50	672,943,697	0.10%	6.29%	to	3.67%
2019	0.40%	to	2.70%	37,616,534	15.40	to	12.62	581,852,781	2.16%	9.09%	to	6.58%
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2022	0.40%	to	3.00%	66,635,680	17.94	to	16.37	1,489,971,086	0.00%	-16.89%	to	-19.05%
2021	0.40%	to	3.00%	73,533,531	21.59	to	20.22	2,002,539,973	0.19%	9.87%	to	7.01%
2020	0.40%	to	3.00%	81,355,743	19.65	to	18.90	2,038,626,438	0.14%	9.90%	to	7.03%
2019	0.40%	to	3.00%	90,632,346	17.88	to	17.66	2,089,633,792	2.13%	17.27%	to	14.21%
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2022	0.40%	to	1.45%	479,816	13.22	to	11.93	6,128,624	3.97%	-14.85%	to	-15.75%
2021	0.40%	to	1.45%	373,545	15.52	to	14.16	5,653,110	3.37%	10.09%	to	8.93%
2020	0.40%	to	1.35%	264,872	14.10	to	13.10	3,686,854	2.59%	6.91%	to	22.05%
2019	0.40%	to	0.60%	211,198	13.19	to	13.01	2,759,169	3.29%	20.93%	to	20.69%
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2022	0.40%	to	2.60%	12,157,625	11.55	to	9.21	136,024,031	3.71%	-14.94%	to	-16.82%
2021	0.40%	to	2.60%	11,283,499	13.58	to	11.07	149,568,578	2.82%	9.91%	to	7.48%
2020	0.40%	to	2.60%	9,445,312	12.36	to	10.30	114,470,863	2.24%	6.70%	to	4.34%
2019	0.40%	to	2.65%	9,034,263	11.58	to	9.81	103,403,145	3.26%	20.72%	to	17.99%
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2022	0.40%	to	2.50%	1,726,000	12.42	to	18.90	39,670,101	4.71%	-12.28%	to	-14.13%
2021	0.40%	to	2.50%	2,029,175	14.16	to	22.01	53,785,718	4.62%	4.54%	to	2.34%
2020	0.40%	to	2.55%	2,186,012	13.54	to	21.31	55,741,170	5.16%	5.59%	to	3.31%
2019	0.40%	to	2.55%	2,399,886	12.83	to	20.63	58,538,108	5.38%	14.28%	to	11.82%
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2022	0.40%	to	2.85%	75,192,744	13.95	to	10.96	951,239,371	0.00%	-15.50%	to	-17.57%
2021	0.40%	to	2.85%	79,500,071	16.51	to	13.30	1,201,464,804	0.18%	11.56%	to	8.82%
2020	0.40%	to	2.85%	82,866,264	14.80	to	12.22	1,133,179,918	0.12%	5.90%	to	3.30%
2019	0.40%	to	2.85%	84,974,755	13.97	to	11.83	1,108,144,785	2.18%	14.79%	to	11.96%
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2022	0.40%	to	2.85%	33,935,314	12.73	to	10.00	391,463,242	0.00%	-14.51%	to	-16.61%
2021	0.40%	to	2.85%	35,957,659	14.89	to	12.00	489,674,450	0.19%	7.14%	to	4.51%
2020	0.40%	to	2.85%	37,020,430	13.90	to	11.48	474,999,659	0.12%	4.14%	to	1.58%
2019	0.40%	to	2.85%	38,077,091	13.34	to	11.30	473,812,981	2.21%	12.55%	to	9.78%
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2022	0.40%	to	2.75%	7,397,637	33.24	to	39.32	363,508,537	1.23%	-13.74%	to	-15.78%
2021	0.40%	to	2.80%	7,270,935	38.54	to	46.24	420,558,123	1.29%	23.76%	to	20.78%
2020	0.40%	to	2.80%	6,342,096	31.14	to	38.29	302,651,452	1.23%	12.66%	to	9.95%
2019	0.40%	to	2.80%	6,253,581	27.64	to	34.82	269,028,856	1.35%	25.15%	to	22.13%
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2022	0.95%	to	1.45%	233,358	13.60	to	13.42	3,152,475	1.08%	-14.37%	to	-14.80%
2021	0.95%	to	1.45%	203,283	15.88	to	15.75	3,214,268	1.73%	22.82%	to	22.20%
2020	0.95%	to	1.45%	62,726	12.93	to	12.89	810,170	2.28%	29.30%	to	28.92%	****
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2022	0.40%	to	2.85%	9,566,554	16.55	to	12.74	173,887,845	3.38%	-2.69%	to	-5.07%
2021	0.40%	to	2.85%	11,592,574	17.01	to	13.42	218,845,979	5.63%	4.82%	to	2.24%
2020	0.40%	to	2.85%	11,993,333	16.22	to	13.12	217,929,488	3.43%	3.64%	to	1.09%
2019	0.40%	to	2.85%	12,526,039	15.65	to	12.98	221,164,763	4.71%	8.73%	to	6.06%
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2022	0.40%	to	2.85%	183,113,418	14.13	to	11.45	2,380,848,717	0.00%	-14.64%	to	-16.73%
2021	0.40%	to	2.85%	189,340,615	16.55	to	13.75	2,910,566,956	0.00%	12.26%	to	9.50%
2020	0.40%	to	2.85%	182,897,951	14.75	to	12.55	2,526,975,458	1.17%	6.66%	to	4.04%
2019	0.40%	to	2.85%	176,138,480	13.83	to	12.07	2,302,956,756	1.84%	18.49%	to	15.58%
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2022	0.40%	to	2.75%	39,789,707	17.42	to	14.23	640,225,748	0.00%	-15.75%	to	-17.73%
2021	0.40%	to	2.75%	38,256,023	20.67	to	17.30	737,253,728	0.21%	21.96%	to	19.09%
2020	0.40%	to	2.75%	36,831,256	16.95	to	14.53	587,199,971	1.18%	6.55%	to	4.04%
2019	0.40%	to	2.80%	34,382,199	15.91	to	13.92	519,086,570	1.66%	21.49%	to	18.57%
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2022	0.40%	to	2.85%	85,114,271	14.41	to	11.33	1,110,826,093	0.00%	-15.57%	to	-17.64%
2021	0.40%	to	2.85%	90,803,864	17.07	to	13.75	1,416,717,465	0.15%	14.95%	to	12.12%
2020	0.40%	to	2.85%	95,679,487	14.85	to	12.27	1,310,905,950	0.79%	6.93%	to	4.30%
2019	0.40%	to	2.85%	99,738,845	13.88	to	11.76	1,290,791,219	2.56%	14.95%	to	12.13%
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2022	0.40%	to	2.85%	40,264,988	13.14	to	10.33	479,119,292	0.00%	-14.17%	to	-16.28%
2021	0.40%	to	2.85%	42,838,012	15.31	to	12.34	599,427,265	0.15%	9.64%	to	6.94%
2020	0.40%	to	2.85%	45,036,369	13.96	to	11.54	580,239,111	0.64%	4.62%	to	2.05%
2019	0.40%	to	2.85%	46,655,575	13.35	to	11.30	580,249,932	2.48%	13.40%	to	10.61%
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2022	0.40%	to	1.95%	3,455,985	9.11	to	8.67	30,566,498	0.00%	-16.38%	to	-17.67%
2021	0.40%	to	1.95%	2,741,466	10.90	to	10.53	29,271,216	3.20%	6.64%	to	4.98%
2020	0.40%	to	1.95%	1,020,100	10.22	to	10.03	10,307,720	0.31%	1.10%	to	-0.47%
2019	1.15%	to	1.65%	101,281	10.09	to	10.08	1,021,589	0.23%	0.93%	to	0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)
2022	0.40%	to	2.20%	3,989,542	14.10	to	13.30	54,700,427	0.66%	-19.70%	to	-21.15%
2021	0.40%	to	1.95%	2,576,767	17.57	to	16.97	44,351,609	0.34%	27.42%	to	25.43%
2020	0.40%	to	1.95%	845,327	13.79	to	13.53	11,526,108	0.64%	25.49%	to	23.54%
2019	1.15%	to	1.30%	62,371	10.97	to	10.96	683,897	0.29%	9.68%	to	9.65%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2022	0.80%	to	1.40%	829,955	42.81	to	39.41	33,069,019	1.17%	-1.92%	to	-2.51%
2021	0.80%	to	1.40%	912,757	43.65	to	40.42	37,274,539	1.23%	33.45%	to	32.65%
2020	0.80%	to	1.40%	1,049,515	32.71	to	30.47	32,282,086	1.61%	0.68%	to	0.07%
2019	0.80%	to	1.40%	1,253,024	32.49	to	30.45	38,480,817	2.62%	25.94%	to	25.18%
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2022	0.40%	to	2.85%	1,805,313	44.16	to	31.42	68,589,990	0.99%	-1.69%	to	-4.10%
2021	0.40%	to	2.85%	2,043,608	44.92	to	32.77	79,819,886	0.99%	33.79%	to	30.50%
2020	0.40%	to	2.85%	2,517,282	33.58	to	25.11	74,166,607	1.02%	0.99%	to	-1.50%
2019	0.40%	to	2.85%	5,755,354	33.25	to	25.49	170,119,274	2.51%	26.18%	to	23.07%
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2022	0.80%	to	1.40%	376,450	15.52	to	15.30	5,781,202	1.36%	-1.81%	to	-2.40%
2021	0.80%	to	1.40%	385,404	15.80	to	15.68	6,052,560	1.43%	33.63%	to	32.82%
2020	0.80%	to	1.40%	332,668	11.83	to	11.80	3,927,929	1.47%	18.26%	to	18.05%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2022	0.40%	to	2.85%	11,610,728	15.57	to	14.70	176,212,496	1.12%	-1.70%	to	-4.11%
2021	0.40%	to	2.85%	11,992,913	15.84	to	15.33	187,263,537	1.09%	33.81%	to	30.53%
2020	0.40%	to	2.85%	13,722,206	11.84	to	11.75	161,881,573	1.40%	18.36%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2022	0.40%	to	0.60%	77,370	9.88	to	9.79	762,261	2.25%	-13.73%	to	-13.91%
2021	0.40%	to	0.60%	105,005	11.46	to	11.37	1,200,855	1.77%	-2.47%	to	-2.67%
2020	0.40%	to	0.60%	231,948	11.75	to	11.68	2,714,664	2.37%	6.77%	to	6.55%
2019	0.40%	to	0.60%	80,401	11.00	to	10.97	883,729	5.57%	7.96%	to	7.75%
2018	0.60%			16,971	10.18			172,727	2.90%	1.78%		*	***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2022	0.80%	to	1.40%	238,604	13.04	to	11.93	2,882,674	2.49%	-15.37%	to	-15.88%
2021	0.80%	to	1.40%	207,005	15.41	to	14.18	2,969,316	1.78%	-1.82%	to	-2.41%
2020	0.80%	to	1.40%	261,460	15.70	to	14.54	3,839,980	2.47%	6.16%	to	5.51%
2019	0.80%	to	1.40%	262,668	14.79	to	13.78	3,651,738	3.23%	8.07%	to	7.42%
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2022	0.40%	to	2.90%	8,451,486	13.53	to	9.17	96,348,842	2.05%	-15.32%	to	-17.44%
2021	0.40%	to	2.90%	8,606,445	15.98	to	11.11	116,947,528	1.79%	-1.64%	to	-4.11%
2020	0.40%	to	2.90%	7,660,242	16.24	to	11.59	106,635,122	2.42%	6.34%	to	3.68%
2019	0.40%	to	2.90%	7,488,952	15.27	to	11.18	99,051,022	2.79%	8.26%	to	5.55%
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2022	0.40%	to	2.95%	108,932,578	21.25	to	13.50	1,833,973,278	0.00%	-15.39%	to	-17.55%
2021	0.40%	to	2.95%	121,505,952	25.11	to	16.38	2,443,533,515	0.17%	15.29%	to	12.34%
2020	0.40%	to	2.95%	135,712,156	21.78	to	14.58	2,393,718,334	0.97%	11.02%	to	8.18%
2019	0.40%	to	2.95%	149,287,227	19.62	to	13.48	2,397,275,270	2.79%	19.76%	to	16.69%
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2022	0.40%	to	2.70%	43,213,362	15.51	to	10.27	536,674,004	0.00%	-12.42%	to	-14.44%
2021	0.40%	to	2.70%	47,157,538	17.71	to	12.01	675,177,195	0.11%	3.96%	to	1.56%
2020	0.40%	to	2.85%	51,890,412	17.04	to	11.59	720,439,570	0.25%	7.16%	to	4.53%
2019	0.40%	to	2.85%	47,160,771	15.90	to	11.09	617,094,844	2.48%	10.23%	to	7.52%
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2022	0.40%	to	2.75%	16,428,664	22.43	to	14.52	287,394,410	0.00%	-15.47%	to	-17.46%
2021	0.40%	to	2.75%	16,993,711	26.53	to	17.59	354,589,573	0.16%	17.59%	to	14.81%
2020	0.40%	to	2.75%	17,555,860	22.56	to	15.32	314,337,550	1.08%	11.81%	to	9.17%
2019	0.40%	to	2.75%	19,173,402	20.18	to	14.03	310,244,835	2.79%	21.74%	to	18.87%
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2022	0.40%	to	2.95%	36,958,066	17.38	to	11.41	527,962,785	0.00%	-13.42%	to	-15.63%
2021	0.40%	to	2.95%	40,815,042	20.07	to	13.52	680,077,679	0.14%	8.59%	to	5.81%
2020	0.40%	to	2.95%	45,209,068	18.49	to	12.78	700,538,949	0.56%	8.62%	to	5.84%
2019	0.40%	to	2.95%	49,936,654	17.02	to	12.07	719,567,509	2.57%	13.84%	to	10.93%
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2022	0.40%	to	3.40%	113,068,702	19.99	to	12.01	1,818,080,093	0.00%	-14.47%	to	-17.04%
2021	0.40%	to	3.40%	123,502,905	23.37	to	14.47	2,341,290,262	0.16%	13.01%	to	9.61%
2020	0.40%	to	3.40%	136,791,709	20.68	to	13.20	2,317,991,926	0.84%	10.25%	to	6.93%
2019	0.40%	to	3.40%	152,335,696	18.76	to	12.35	2,366,315,044	2.70%	17.67%	to	14.13%
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2022	0.40%	to	2.70%	5,963,134	33.50	to	15.17	108,285,266	0.00%	-15.56%	to	-17.50%
2021	0.40%	to	2.70%	5,473,421	39.68	to	18.39	118,151,859	0.13%	19.62%	to	16.86%
2020	0.40%	to	2.70%	4,648,789	33.17	to	15.74	84,142,232	1.16%	12.11%	to	9.52%
2019	0.40%	to	2.70%	4,425,266	29.59	to	14.37	72,133,662	2.82%	23.46%	to	20.61%
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2022	0.40%	to	2.85%	103,046,921	18.50	to	12.20	1,554,006,179	0.00%	-14.05%	to	-16.16%
2021	0.40%	to	3.10%	113,628,707	21.53	to	14.05	2,013,484,975	0.16%	10.55%	to	7.56%
2020	0.40%	to	3.10%	124,798,101	19.47	to	13.06	2,020,186,357	0.69%	9.24%	to	6.28%
2019	0.40%	to	3.10%	136,546,286	17.82	to	12.29	2,043,288,342	2.61%	15.71%	to	12.58%
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2022	0.40%	to	2.95%	64,491,785	20.64	to	14.48	1,156,515,165	0.00%	-15.33%	to	-17.49%
2021	0.40%	to	2.95%	70,464,357	24.38	to	17.55	1,506,404,226	0.20%	7.81%	to	5.05%
2020	0.40%	to	2.95%	77,619,638	22.61	to	16.71	1,554,393,423	0.13%	8.97%	to	6.18%
2019	0.40%	to	2.95%	82,100,866	20.75	to	15.74	1,523,490,816	2.18%	14.88%	to	11.94%
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2022	0.40%	to	2.65%	46,600,455	25.78	to	18.86	1,037,549,934	0.00%	-17.89%	to	-19.75%
2021	0.40%	to	2.65%	51,530,744	31.39	to	23.51	1,412,057,968	0.17%	11.71%	to	9.19%
2020	0.40%	to	2.65%	56,780,594	28.10	to	21.53	1,407,641,163	0.18%	11.17%	to	8.66%
2019	0.40%	to	2.65%	62,012,665	25.28	to	19.81	1,397,418,551	2.05%	19.46%	to	16.76%
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2022	0.40%	to	2.10%	3,456,865	9.43	to	8.85	31,506,977	1.78%	-14.08%	to	-15.54%
2021	0.40%	to	2.40%	3,195,180	10.97	to	10.39	34,193,536	1.24%	-2.42%	to	-4.38%
2020	0.40%	to	2.30%	1,262,379	11.24	to	10.89	13,958,969	1.97%	6.70%	to	4.66%
2019	0.40%	to	2.10%	241,170	10.54	to	10.42	2,523,618	2.02%	5.37%	to	4.17%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2022	0.40%	to	2.10%	3,532,390	12.63	to	11.86	43,177,588	1.63%	-16.71%	to	-18.13%
2021	0.40%	to	2.40%	2,930,870	15.17	to	14.37	43,379,497	1.72%	21.38%	to	18.94%
2020	0.40%	to	2.10%	841,583	12.50	to	12.14	10,357,268	2.36%	15.30%	to	13.33%
2019	0.40%	to	2.10%	205,941	10.84	to	10.72	2,218,214	0.99%	8.40%	to	7.16%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2022	0.40%	to	2.80%	3,312,582	12.41	to	8.36	33,425,282	3.52%	-14.72%	to	-16.77%
2021	0.40%	to	2.80%	3,502,801	14.55	to	10.04	41,878,046	2.24%	11.95%	to	9.25%
2020	0.40%	to	2.80%	3,984,946	13.00	to	9.19	43,019,167	0.97%	7.25%	to	4.67%
2019	0.40%	to	2.75%	4,290,709	12.12	to	8.83	43,690,147	2.31%	18.44%	to	15.64%
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2022	0.80%	to	1.45%	42,506	13.92	to	12.64	564,175	2.43%	-14.44%	to	-15.00%
2021	0.80%	to	1.45%	40,555	16.27	to	14.87	630,668	0.35%	-1.72%	to	-2.37%
2020	0.40%	to	2.85%	5,540,378	17.78	to	12.71	83,780,048	2.68%	8.60%	to	5.93%
2019	0.40%	to	2.85%	4,758,362	16.37	to	11.99	67,267,324	2.88%	9.16%	to	6.47%
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2022	0.40%	to	2.85%	44,324,455	8.54	to	8.27	373,324,463	2.41%	-13.94%	to	-16.06%
2021	0.40%	to	2.85%	48,708,497	9.92	to	9.85	481,818,755	3.23%	-0.80%	to	-1.46%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2022	0.40%	to	2.85%	30,058,487	12.58	to	9.83	331,504,160	0.00%	-15.18%	to	-17.26%
2021	0.40%	to	2.85%	29,761,850	14.83	to	11.88	390,613,736	3.64%	4.01%	to	1.45%
2020	0.40%	to	2.85%	26,645,007	14.26	to	11.71	339,221,529	3.04%	14.09%	to	11.28%
2019	0.40%	to	2.85%	27,691,497	12.50	to	10.53	311,900,255	0.55%	14.49%	to	11.67%
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2022	0.80%	to	1.40%	1,461,401	11.55	to	10.95	16,125,859	0.00%	-38.42%	to	-38.80%
2021	0.80%	to	1.40%	1,554,725	18.75	to	17.89	28,002,819	0.37%	-1.87%	to	-2.47%
2020	0.80%	to	1.40%	1,713,719	19.11	to	18.35	31,616,626	1.00%	49.83%	to	48.93%
2019	0.80%	to	1.40%	1,793,593	12.75	to	12.32	22,197,089	1.24%	32.08%	to	31.29%
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2022	0.40%	to	2.90%	12,755,434	14.70	to	9.52	150,516,619	0.00%	-38.33%	to	-39.88%
2021	0.40%	to	2.90%	10,844,176	23.84	to	15.83	209,508,046	0.20%	-1.81%	to	-4.27%
2020	0.00%	to	2.90%	6,589,562	-	to	16.54	129,813,503	0.73%	0.00%	to	46.39%
2019	0.40%	to	2.90%	7,384,663	16.17	to	11.30	98,572,728	0.93%	32.31%	to	28.99%
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2022	0.80%	to	1.40%	154,806	12.05	to	11.89	1,842,982	3.65%	-6.62%	to	-7.18%
2021	0.80%	to	1.40%	169,230	12.90	to	12.81	2,169,305	3.29%	9.69%	to	9.03%
2020	0.80%	to	1.40%	172,168	11.76	to	11.75	2,022,842	0.00%	17.62%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2022	0.40%	to	2.90%	14,533,815	12.09	to	11.43	171,558,494	3.59%	-6.50%	to	-8.85%
2021	0.40%	to	2.90%	15,544,285	12.93	to	12.54	198,371,983	3.01%	9.84%	to	7.08%
2020	0.40%	to	2.85%	5,062,128	11.77	to	11.71	59,459,292	0.00%	17.73%	to	17.12%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2022	0.80%	to	1.40%	291,776	39.69	to	36.31	10,731,536	5.18%	-13.19%	to	-13.71%
2021	0.80%	to	1.40%	306,158	45.72	to	42.08	13,032,023	0.00%	39.32%	to	38.48%
2020	0.80%	to	1.40%	332,711	32.81	to	30.39	10,220,466	0.00%	29.05%	to	28.27%
2019	0.80%	to	1.40%	382,086	25.43	to	23.69	9,152,537	3.89%	29.49%	to	28.70%
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2022	0.40%	to	2.90%	3,990,989	40.97	to	27.99	138,301,443	4.92%	-12.99%	to	-15.17%
2021	0.40%	to	2.90%	4,373,691	47.09	to	33.00	175,813,389	0.00%	39.31%	to	35.82%
2020	0.00%	to	2.90%	4,493,641	-	to	24.30	130,518,305	0.00%	0.00%	to	26.15%
2019	0.40%	to	2.90%	5,293,739	26.12	to	19.26	120,096,282	3.80%	29.70%	to	26.44%
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2022	0.95%	to	1.35%	71,675	9.87	to	9.76	703,543	0.82%	0.17%	to	-0.23%
2021	0.95%	to	1.45%	142,905	9.85	to	9.77	1,398,478	0.00%	-0.95%	to	-1.45%
2020	1.35%			12,575	9.92			124,759	0.00%	-0.79%		*	***
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2022	0.80%	to	1.40%	5,600,134	23.77	to	21.74	123,356,538	0.00%	-38.11%	to	-38.48%
2021	0.80%	to	1.40%	6,168,000	38.40	to	35.34	220,644,760	0.12%	-5.47%	to	-6.04%
2020	0.80%	to	1.40%	6,775,511	40.62	to	37.61	257,743,310	0.00%	59.61%	to	58.65%
2019	0.80%	to	1.40%	7,457,247	25.45	to	23.71	178,638,041	0.00%	36.16%	to	35.33%
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2022	0.40%	to	2.90%	4,472,363	23.78	to	16.71	92,680,082	0.00%	-38.07%	to	-39.62%
2021	0.40%	to	2.90%	4,260,944	38.40	to	27.68	143,982,094	0.00%	-5.31%	to	-7.69%
2020	0.00%	to	2.90%	4,474,872	-	to	29.99	160,767,539	0.00%	0.00%	to	55.85%
2019	0.40%	to	2.90%	5,672,388	25.37	to	19.24	128,521,809	0.00%	36.29%	to	32.87%
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2022	0.40%	to	0.60%	25,749	22.56	to	22.12	574,533	1.38%	-2.98%	to	-3.18%
2021	0.40%	to	0.60%	31,910	23.25	to	22.85	735,911	0.88%	23.71%	to	23.46%
2020	0.40%	to	0.60%	29,163	18.79	to	18.51	544,476	2.16%	-1.47%	to	-1.67%
2019	0.40%	to	0.60%	34,208	19.07	to	18.82	648,555	2.31%	23.48%	to	23.23%
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2022	0.40%	to	2.90%	8,345,185	30.71	to	20.62	215,518,968	1.38%	-3.05%	to	-5.48%
2021	0.40%	to	2.90%	8,751,029	31.68	to	21.82	235,464,529	0.74%	23.52%	to	20.42%
2020	0.00%	to	2.90%	9,633,785	-	to	18.12	211,836,954	2.07%	0.00%	to	-4.01%
2019	0.40%	to	2.90%	10,260,963	26.05	to	18.88	231,565,828	2.20%	23.35%	to	20.26%
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2022	0.80%	to	1.40%	2,722,064	26.33	to	24.09	66,291,363	0.38%	-17.72%	to	-18.22%
2021	0.80%	to	1.40%	2,959,489	32.00	to	29.45	88,053,178	0.30%	25.56%	to	24.80%
2020	0.80%	to	1.40%	3,252,837	25.49	to	23.60	77,486,527	0.43%	12.64%	to	11.96%
2019	0.80%	to	1.40%	3,565,898	22.63	to	21.08	75,809,329	0.64%	27.05%	to	26.28%
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
2022	0.40%	to	2.85%	1,776,328	27.14	to	19.02	41,559,262	0.32%	-17.44%	to	-19.47%
2021	0.40%	to	2.85%	1,803,208	32.87	to	23.62	51,630,555	0.22%	25.92%	to	22.82%
2020	0.40%	to	2.85%	1,943,145	26.11	to	19.23	44,522,365	0.33%	12.95%	to	10.17%
2019	0.40%	to	2.85%	2,102,879	23.12	to	17.45	43,109,027	0.55%	27.57%	to	24.44%
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2022	0.80%	to	1.40%	64,240	25.33	to	23.17	1,510,981	0.48%	-23.53%	to	-23.99%
2021	0.80%	to	1.40%	77,964	33.13	to	30.49	2,408,066	0.33%	25.80%	to	25.03%
2020	0.80%	to	1.40%	81,191	26.33	to	24.38	2,003,750	0.79%	12.45%	to	11.77%
2019	0.80%	to	1.40%	95,317	23.42	to	21.82	2,102,708	0.81%	25.00%	to	24.24%
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2022	0.40%	to	2.90%	3,655,873	27.88	to	18.29	82,634,529	0.48%	-23.26%	to	-25.18%
2021	0.40%	to	2.90%	4,161,778	36.33	to	24.45	123,921,744	0.32%	26.25%	to	23.08%
2020	0.00%	to	2.90%	4,286,078	-	to	19.87	102,250,745	0.74%	0.00%	to	10.05%
2019	0.40%	to	2.90%	4,925,653	25.49	to	18.05	105,164,967	0.70%	25.54%	to	22.39%
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2022	0.40%	to	1.50%	8,224,215	21.10	to	8.86	379,945,812	0.86%	-22.41%	to	-23.27%
2021	0.40%	to	1.50%	8,981,264	27.19	to	11.54	539,546,722	0.52%	29.72%	to	15.41%
2020	0.40%	to	1.40%	9,063,806	20.96	to	46.60	424,894,407	1.34%	18.42%	to	17.23%
2019	0.40%	to	1.40%	9,975,304	17.70	to	39.75	398,939,922	1.69%	37.07%	to	35.69%
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2022	0.40%	to	2.90%	11,299,381	50.97	to	36.02	496,224,361	0.62%	-22.57%	to	-24.51%
2021	0.40%	to	2.90%	12,644,828	65.83	to	47.71	724,423,317	0.63%	29.40%	to	26.15%
2020	0.40%	to	2.85%	6,655,943	50.88	to	38.05	297,599,928	1.08%	18.05%	to	15.15%
2019	0.40%	to	2.85%	7,991,334	43.10	to	33.04	305,253,784	1.51%	36.78%	to	33.42%
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2022	0.80%	to	1.40%	1,864,968	18.88	to	17.27	32,591,526	1.51%	-29.09%	to	-29.52%
2021	0.80%	to	1.40%	2,016,971	26.62	to	24.51	49,969,174	1.08%	45.57%	to	44.69%
2020	0.80%	to	1.40%	2,176,770	18.29	to	16.94	37,235,512	1.51%	-6.14%	to	-6.71%
2019	0.80%	to	1.40%	2,444,964	19.49	to	18.15	44,800,326	1.67%	29.66%	to	28.87%
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2022	0.40%	to	2.85%	4,225,753	38.94	to	13.37	68,617,190	1.24%	-29.00%	to	-30.75%
2021	0.40%	to	2.85%	4,572,952	54.85	to	19.31	105,252,118	0.87%	45.74%	to	42.16%
2020	0.00%	to	2.85%	4,728,963	-	to	13.58	75,696,655	1.23%	0.00%	to	-8.39%
2019	0.40%	to	2.85%	5,671,543	40.07	to	14.82	97,626,272	1.56%	29.92%	to	26.73%
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2022	0.40%	to	2.75%	10,506,783	20.04	to	15.91	190,046,244	0.88%	-21.04%	to	-22.90%
2021	0.40%	to	2.80%	9,060,427	25.37	to	20.54	209,538,965	0.90%	13.74%	to	11.00%
2020	0.40%	to	2.80%	7,070,809	22.31	to	18.50	144,650,552	0.97%	18.84%	to	15.98%
2019	0.40%	to	2.80%	6,508,380	18.77	to	15.95	113,046,259	0.98%	24.46%	to	21.46%
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2022	0.40%	to	2.85%	17,506,995	11.42	to	7.91	171,179,119	2.01%	-6.04%	to	-8.35%
2021	0.40%	to	2.85%	16,839,858	12.16	to	8.63	175,883,719	1.06%	-0.99%	to	-3.42%
2020	0.40%	to	2.85%	15,054,408	12.28	to	8.93	160,138,621	1.64%	2.42%	to	-0.10%
2019	0.40%	to	2.85%	14,111,650	11.99	to	8.94	147,972,960	2.25%	3.67%	to	1.12%
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2022	0.40%	to	2.55%	1,395,243	18.71	to	13.89	22,363,558	3.57%	-6.37%	to	-8.39%
2021	0.40%	to	2.55%	1,571,139	19.98	to	15.16	27,192,723	2.24%	9.96%	to	7.59%
2020	0.00%	to	2.90%	12,054,637	-	to	13.51	192,611,982	1.36%	0.00%	to	2.13%
2019	0.40%	to	2.90%	12,319,345	17.35	to	13.23	189,880,932	2.46%	12.04%	to	9.22%
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2022	0.40%	to	2.75%	65,605,158	10.12	to	7.03	809,083,522	1.39%	0.89%	to	-1.48%
2021	0.40%	to	2.75%	56,976,060	10.03	to	7.14	670,472,324	0.00%	-0.40%	to	-2.75%
2020	0.00%	to	2.80%	57,534,586	-	to	7.27	673,618,552	0.20%	0.00%	to	-2.56%
2019	0.40%	to	2.75%	43,262,098	10.08	to	7.53	503,101,231	1.75%	1.37%	to	-1.02%
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2022	0.40%	to	1.40%	595,817	24.67	to	93.99	55,956,979	0.44%	-19.09%	to	-19.90%
2021	0.40%	to	1.40%	648,193	30.49	to	117.34	75,978,903	0.00%	30.31%	to	29.01%
2020	0.40%	to	1.40%	716,499	23.40	to	90.96	65,038,038	0.02%	22.20%	to	20.97%
2019	0.40%	to	1.40%	806,570	19.15	to	75.19	60,484,876	0.07%	25.15%	to	23.89%
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2022	0.40%	to	2.55%	1,219,361	30.25	to	41.19	60,808,453	0.31%	-19.31%	to	-21.05%
2021	0.40%	to	2.85%	1,112,472	37.49	to	45.09	69,765,465	0.00%	29.99%	to	26.79%
2020	0.00%	to	2.85%	928,880	-	to	35.56	45,295,758	0.02%	0.00%	to	18.87%
2019	0.40%	to	2.85%	1,019,467	23.67	to	29.92	41,289,671	0.00%	24.85%	to	21.78%
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2022	0.80%	to	1.40%	284,269	19.81	to	17.27	5,023,975	0.00%	-30.92%	to	-31.34%
2021	0.80%	to	1.40%	294,897	28.68	to	25.15	7,584,535	0.00%	9.43%	to	8.76%
2020	0.80%	to	1.40%	366,187	26.21	to	23.12	8,666,508	0.00%	39.76%	to	38.92%
2019	0.80%	to	1.40%	385,691	18.76	to	16.65	6,568,627	0.00%	34.63%	to	33.81%
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2022	0.40%	to	2.80%	1,313,572	25.23	to	25.24	45,606,828	0.00%	-30.78%	to	-32.45%
2021	0.40%	to	2.85%	1,159,135	36.46	to	37.01	59,233,597	0.00%	9.60%	to	6.91%
2020	0.40%	to	2.85%	1,064,256	31.54	to	34.61	50,240,174	0.00%	39.95%	to	36.51%
2019	0.40%	to	2.85%	1,200,642	22.53	to	25.36	40,915,829	0.00%	34.84%	to	31.52%
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2022	0.40%	to	1.40%	445,517	19.93	to	48.02	21,209,510	0.33%	-13.26%	to	-14.13%
2021	0.40%	to	1.40%	466,390	22.98	to	55.92	25,931,310	0.00%	31.51%	to	30.19%
2020	0.40%	to	1.40%	511,393	17.47	to	42.95	21,823,005	0.07%	4.73%	to	3.68%
2019	0.40%	to	1.40%	571,880	16.68	to	41.43	23,770,709	1.03%	18.52%	to	17.33%
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2022	0.40%	to	2.75%	1,066,618	27.67	to	31.20	46,164,330	0.12%	-13.51%	to	-15.55%
2021	0.40%	to	2.85%	1,086,083	32.00	to	36.24	55,561,610	0.00%	31.05%	to	27.83%
2020	0.00%	to	2.85%	958,037	-	to	28.35	37,813,407	0.00%	0.00%	to	1.96%
2019	0.40%	to	2.85%	927,362	23.36	to	27.80	35,485,822	0.87%	18.22%	to	15.31%
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2022	0.80%	to	1.40%	680,092	67.59	to	69.95	114,521,605	1.14%	-9.18%	to	-9.72%
2021	0.80%	to	1.40%	760,739	74.42	to	77.48	140,363,843	0.76%	20.91%	to	20.18%
2020	0.80%	to	1.40%	854,052	61.55	to	64.47	130,225,742	1.13%	9.47%	to	8.81%
2019	0.80%	to	1.40%	937,161	56.22	to	59.25	130,888,989	1.14%	28.27%	to	27.50%
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2022	0.40%	to	2.90%	2,527,841	28.76	to	28.70	102,368,804	0.92%	-9.03%	to	-11.31%
2021	0.40%	to	2.90%	2,764,737	31.62	to	32.36	124,781,722	0.52%	21.09%	to	18.05%
2020	0.00%	to	2.90%	2,909,367	-	to	27.41	109,423,208	0.88%	0.00%	to	6.86%
2019	0.40%	to	2.90%	3,243,676	23.82	to	25.65	112,585,840	0.92%	28.51%	to	25.28%
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2022	1.25%	to	2.25%	6,010	16.49	to	13.78	91,705	1.55%	-23.66%	to	-24.43%
2021	1.25%	to	2.25%	6,268	21.60	to	18.23	125,938	0.32%	11.94%	to	10.80%
2020	1.25%	to	2.25%	6,331	19.30	to	16.45	114,213	0.50%	11.17%	to	10.04%
2019	1.25%	to	2.25%	7,137	17.36	to	14.95	116,470	0.15%	26.09%	to	24.81%
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2022	0.80%	to	2.50%	50,308	16.32	to	39.25	2,315,370	0.00%	-29.40%	to	-30.61%
2021	0.80%	to	2.50%	55,520	23.11	to	56.56	3,681,772	0.00%	11.82%	to	9.91%
2020	0.80%	to	2.50%	62,642	20.67	to	51.46	3,763,408	0.00%	38.59%	to	36.22%
2019	0.80%	to	2.50%	72,408	14.91	to	37.78	3,157,985	0.00%	31.42%	to	29.17%
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.80%	to	2.35%	296,772	37.87	to	33.94	12,176,093	0.43%	-19.10%	to	-20.37%
2021	0.80%	to	2.35%	346,609	46.81	to	42.62	17,657,350	0.37%	22.49%	to	20.58%
2020	0.80%	to	2.35%	387,171	38.22	to	35.35	16,216,468	0.60%	18.61%	to	16.75%
2019	0.80%	to	2.35%	446,891	32.22	to	30.27	15,844,032	0.41%	24.88%	to	22.93%
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2022	0.40%	to	2.90%	3,921,360	10.91	to	7.34	44,153,108	3.58%	-5.56%	to	-7.93%
2021	0.40%	to	2.90%	4,852,137	11.55	to	7.97	57,767,611	2.57%	0.34%	to	-2.18%
2020	0.40%	to	2.90%	4,872,120	11.51	to	8.15	58,389,512	2.34%	3.04%	to	0.46%
2019	0.40%	to	2.90%	5,359,460	11.17	to	8.11	62,808,951	1.93%	3.27%	to	0.68%
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2022	1.30%	to	2.45%	451,826	11.70	to	10.39	5,055,488	19.22%	-13.31%	to	-14.32%
2021	1.30%	to	2.45%	501,455	13.50	to	12.12	6,496,666	0.54%	6.88%	to	5.63%
2020	1.30%	to	2.55%	663,596	12.63	to	11.38	8,101,778	1.83%	4.09%	to	2.77%
2019	1.30%	to	2.55%	851,617	12.13	to	11.07	10,056,420	1.92%	12.69%	to	11.26%
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2022	1.30%	to	2.45%	300,024	12.62	to	11.20	3,590,557	8.41%	-14.98%	to	-15.96%
2021	1.30%	to	2.50%	327,868	14.84	to	13.27	4,637,645	0.70%	10.67%	to	9.33%
2020	1.30%	to	2.50%	357,033	13.41	to	12.14	4,591,418	1.77%	3.49%	to	2.23%
2019	1.30%	to	2.50%	407,232	12.96	to	11.87	5,078,242	1.36%	15.12%	to	13.72%
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2022	1.30%	to	2.50%	385,859	12.54	to	11.08	4,588,722	15.75%	-14.88%	to	-15.91%
2021	1.30%	to	2.85%	455,778	14.73	to	11.92	6,375,111	0.74%	9.28%	to	7.57%
2020	1.30%	to	2.85%	515,358	13.48	to	11.08	6,654,569	1.85%	4.16%	to	2.52%
2019	1.30%	to	2.85%	597,271	12.94	to	10.81	7,455,381	1.80%	14.38%	to	12.58%
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2022	0.40%	to	0.60%	7,154	10.28	to	10.19	73,161	2.63%	-6.83%	to	-7.02%
2021	0.40%	to	0.60%	5,661	11.04	to	10.96	62,133	1.99%	0.79%	to	0.58%
2020	0.40%	to	0.60%	5,557	10.95	to	10.89	60,602	2.67%	4.28%	to	4.07%
2019	0.40%	to	0.60%	5,450	10.50	to	10.47	57,094	4.33%	4.41%	to	4.20%
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2022	0.40%	to	2.80%	2,882,103	12.75	to	10.79	35,490,501	7.51%	-12.22%	to	-14.33%
2021	0.40%	to	2.80%	3,059,097	14.52	to	12.60	43,367,124	10.90%	15.58%	to	12.79%
2020	0.40%	to	2.80%	3,210,312	12.56	to	11.17	39,742,420	4.84%	7.48%	to	4.89%
2019	0.40%	to	2.80%	3,633,506	11.69	to	10.65	42,412,486	2.81%	11.30%	to	8.62%
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2022	0.40%	to	2.40%	1,277,183	10.42	to	8.57	11,943,729	4.73%	-16.14%	to	-17.82%
2021	0.40%	to	2.40%	1,297,839	12.43	to	10.42	14,629,822	4.39%	-3.04%	to	-4.98%
2020	0.40%	to	2.55%	1,124,699	12.82	to	10.84	13,179,737	4.47%	6.15%	to	3.86%
2019	0.40%	to	2.55%	1,163,994	12.07	to	10.44	12,978,458	4.32%	14.19%	to	11.73%
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2022	0.60%	to	2.75%	1,350,511	10.60	to	7.86	12,602,018	1.47%	-19.55%	to	-21.29%
2021	0.40%	to	2.75%	1,409,571	13.52	to	9.99	16,497,111	5.77%	-7.98%	to	-10.15%
2020	0.40%	to	2.75%	1,257,045	14.69	to	11.12	16,100,326	5.24%	10.22%	to	7.62%
2019	0.40%	to	2.75%	1,330,616	13.33	to	10.33	15,596,010	1.90%	6.49%	to	3.98%
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2022	0.40%	to	0.60%	12,975	11.68	to	11.46	151,355	1.37%	-10.52%	to	-10.70%
2021	0.40%	to	0.60%	40,864	13.05	to	12.83	533,244	1.57%	-2.35%	to	-2.54%
2020	0.40%	to	0.60%	44,853	13.37	to	13.16	598,302	5.87%	5.13%	to	4.92%
2019	0.40%	to	0.60%	53,592	12.72	to	12.55	678,593	1.76%	6.58%	to	6.37%
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2022	1.05%			130	8.99			1,169	1.39%	-11.19%
2021	1.05%			130	10.12			1,316	1.25%	-3.08%			****
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2022	0.40%	to	0.60%	31,464	12.94	to	12.69	404,145	4.94%	-10.74%	to	-10.92%
2021	0.40%	to	0.60%	28,229	14.49	to	14.24	406,215	4.38%	3.13%	to	2.92%
2020	0.40%	to	0.60%	22,789	14.05	to	13.84	319,218	4.69%	5.19%	to	4.98%
2019	0.40%	to	0.60%	19,301	13.36	to	13.18	256,990	4.85%	14.15%	to	13.92%
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2022	0.40%	to	1.45%	425,080	10.71	to	9.82	4,404,541	3.61%	-8.25%	to	-9.21%
2021	0.40%	to	1.45%	394,576	11.67	to	10.81	4,475,523	2.79%	1.50%	to	0.43%
2020	0.40%	to	1.15%	158,115	11.50	to	10.78	1,785,712	3.88%	5.96%	to	7.84%
2019	0.40%			23,677	10.86			257,017	3.31%	8.03%
2018	0.40%			1,696	10.05			17,043	0.43%	0.49%		*	***
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2022	0.40%	to	2.90%	31,285,789	12.12	to	8.57	328,224,325	1.52%	-6.22%	to	-8.57%
2021	0.40%	to	2.90%	35,344,714	12.93	to	9.37	398,995,721	0.42%	-1.42%	to	-3.90%
2020	0.00%	to	2.90%	33,384,385	-	to	9.75	385,632,417	1.10%	0.00%	to	-0.09%
2019	0.40%	to	2.90%	33,581,573	12.80	to	9.76	382,289,769	2.66%	3.51%	to	0.91%
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2022	0.40%	to	0.60%	160,069	10.32	to	10.12	1,650,693	6.29%	-12.33%	to	-12.50%
2021	0.40%	to	0.60%	71,857	11.77	to	11.56	844,839	5.03%	5.02%	to	4.81%
2020	0.40%	to	0.60%	44,679	11.21	to	11.03	500,024	1.29%	11.16%	to	10.94%
2019	0.40%	to	0.60%	26,395	10.08	to	9.95	265,577	1.59%	7.89%	to	7.68%
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2022	0.40%	to	1.45%	156,784	8.56	to	7.72	1,277,325	19.90%	8.23%	to	7.09%
2021	0.40%	to	1.45%	65,783	7.90	to	7.21	500,452	4.65%	32.58%	to	31.18%
2020	0.40%	to	0.60%	18,383	5.96	to	5.87	109,299	6.15%	0.82%	to	0.62%
2019	0.40%	to	0.60%	20,926	5.91	to	5.83	123,184	4.29%	10.91%	to	10.68%
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2022	0.40%	to	2.85%	9,635,040	10.77	to	9.12	97,165,458	1.55%	-0.67%	to	-3.10%
2021	0.40%	to	2.85%	8,468,806	10.84	to	9.41	86,672,026	0.99%	-0.55%	to	-3.00%
2020	0.40%	to	2.85%	6,979,158	10.90	to	9.70	72,446,111	1.13%	1.73%	to	-0.77%
2019	0.40%	to	2.85%	6,714,306	10.71	to	9.78	69,148,806	2.37%	2.29%	to	-0.23%
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2022	1.30%	to	1.50%	13,157	10.29	to	10.05	133,225	2.46%	-15.50%	to	-15.67%
2021	1.30%	to	1.50%	20,108	12.18	to	11.92	242,427	1.68%	-2.64%	to	-2.84%
2020	0.40%	to	2.85%	31,967,426	13.66	to	10.74	392,219,285	2.02%	8.10%	to	5.44%
2019	0.40%	to	2.85%	31,717,096	12.64	to	10.18	363,477,084	2.90%	7.81%	to	5.16%
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2022	0.40%	to	2.55%	6,093,266	15.46	to	15.28	99,278,171	1.24%	-3.52%	to	-5.60%
2021	0.40%	to	2.40%	3,189,682	16.02	to	16.31	54,563,794	0.75%	26.79%	to	24.25%
2020	0.40%	to	2.40%	775,830	12.63	to	13.12	10,559,349	1.11%	5.38%	to	3.26%
2019	0.60%	to	2.10%	222,349	11.95	to	12.81	2,895,953	1.96%	29.62%	to	27.67%
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2022	0.95%	to	2.45%	144,553	21.20	to	19.21	2,958,245	0.00%	-31.16%	to	-32.20%
2021	0.95%	to	2.45%	186,548	30.79	to	28.33	5,568,948	0.00%	21.49%	to	19.65%
2020	0.95%	to	2.45%	296,081	25.34	to	23.68	7,331,681	0.03%	37.39%	to	35.31%
2019	0.95%	to	2.45%	208,365	18.45	to	17.50	3,782,197	0.12%	35.44%	to	33.39%
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2022	0.40%	to	2.40%	1,038,753	14.44	to	13.68	14,605,662	1.60%	-7.18%	to	-9.04%
2021	0.40%	to	2.15%	491,909	15.55	to	15.10	7,523,821	1.08%	14.48%	to	12.47%
2020	0.40%	to	1.85%	61,993	13.59	to	13.45	836,348	0.00%	35.86%	to	34.54%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2022	0.90%	to	2.85%	1,129,390	8.50	to	15.81	23,072,362	1.40%	-15.11%	to	-17.19%
2021	1.15%	to	2.85%	787,260	26.40	to	19.10	19,714,613	1.05%	7.57%	to	5.72%
2020	1.15%	to	2.85%	527,036	24.55	to	18.07	12,143,675	2.16%	10.81%	to	8.90%
2019	1.15%	to	2.85%	889,855	22.15	to	16.59	18,098,499	1.22%	23.71%	to	21.59%
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2022	0.40%	to	0.60%	5,946	16.70	to	16.38	98,952	0.30%	-9.56%	to	-9.74%
2021	0.40%	to	0.60%	11,542	18.46	to	18.14	212,793	1.38%	28.30%	to	28.04%
2020	0.40%	to	0.60%	15,761	14.39	to	14.17	226,558	1.00%	-7.52%	to	-7.71%
2019	0.40%	to	0.60%	17,421	15.56	to	15.35	270,882	0.69%	18.19%	to	17.95%
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2022	0.40%	to	2.85%	5,896,603	60.99	to	44.49	311,876,141	0.00%	-13.04%	to	-15.17%
2021	0.40%	to	2.85%	6,178,640	70.13	to	52.45	379,495,777	0.00%	12.38%	to	9.61%
2020	0.40%	to	2.85%	5,988,488	62.40	to	47.85	330,010,263	0.00%	28.75%	to	25.59%
2019	0.40%	to	2.85%	6,515,519	48.47	to	38.10	281,656,169	0.00%	28.12%	to	24.96%
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2022	0.40%	to	1.45%	31,339	12.48	to	7.98	370,876	0.00%	-13.70%	to	-14.61%
2021	0.40%	to	1.45%	25,278	14.46	to	9.34	344,244	8.11%	-14.35%	to	-15.26%
2020	0.40%	to	1.45%	67,883	16.88	to	11.02	813,315	1.86%	38.07%	to	10.24%
2019	0.40%	to	0.60%	20,955	12.23	to	12.19	256,083	0.00%	38.19%	to	37.91%	****
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2022	0.80%	to	1.40%	188,129	20.13	to	19.38	4,215,455	4.50%	-7.67%	to	-8.23%
2021	0.80%	to	1.40%	201,742	21.80	to	21.12	4,947,081	5.11%	-4.82%	to	-5.40%
2020	0.80%	to	1.40%	222,231	22.90	to	22.33	5,762,387	6.96%	8.05%	to	7.40%
2019	0.80%	to	1.40%	253,821	21.20	to	20.79	6,133,783	0.34%	11.72%	to	11.04%
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	0.80%	to	1.40%	334,358	27.04	to	23.09	7,879,360	0.27%	-24.98%	to	-25.43%
2021	0.80%	to	1.40%	378,341	36.04	to	30.96	11,950,296	0.91%	-12.57%	to	-13.10%
2020	0.80%	to	1.40%	410,863	41.23	to	35.63	14,922,367	2.02%	16.31%	to	15.61%
2019	0.80%	to	1.40%	493,694	35.44	to	30.82	15,492,202	0.46%	29.55%	to	28.77%
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	0.80%	to	2.35%	405,145	40.54	to	7.89	10,812,599	1.63%	7.53%	to	5.85%
2021	0.80%	to	2.35%	458,661	37.70	to	7.46	11,176,423	0.43%	17.97%	to	16.13%
2020	0.80%	to	2.35%	509,129	31.96	to	6.42	10,688,952	0.93%	18.16%	to	16.31%
2019	0.80%	to	2.35%	597,024	27.05	to	5.52	10,480,871	0.00%	10.97%	to	9.24%
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2022	0.40%	to	2.85%	7,565,765	10.08	to	7.22	62,771,460	1.36%	7.69%	to	5.05%
2021	0.40%	to	2.85%	5,854,613	9.36	to	6.87	45,997,786	0.34%	18.20%	to	15.30%
2020	0.40%	to	2.85%	4,447,956	7.92	to	5.96	29,745,133	0.74%	18.35%	to	15.44%
2019	0.40%	to	2.85%	4,531,754	6.69	to	5.16	25,916,249	0.00%	11.10%	to	8.37%
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2022	0.40%	to	2.40%	1,298,027	11.43	to	10.61	14,290,774	1.02%	-26.39%	to	-27.86%
2021	0.40%	to	2.35%	1,017,854	15.53	to	14.73	15,391,531	1.09%	45.83%	to	42.98%
2020	0.40%	to	1.95%	215,053	10.65	to	10.37	2,251,819	1.42%	-1.94%	to	-3.47%
2019	0.40%	to	2.40%	188,313	10.86	to	10.71	1,687,024	3.33%	8.60%	to	7.14%	****

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 17, 2023

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2022	2021

Admitted assets
Invested assets
Bonds	$40,208	$37,931
Stocks	3,700	3,016
Mortgage loans, net of allowance	8,363	8,185
Policy loans	933	913
Derivative assets	143	64
Cash, cash equivalents and short-term investments	1,621	636
Securities lending collateral assets	232	170
Other invested assets	1,848	1,225
Total invested assets	$57,048	$52,140
Accrued investment income	585	577
Deferred federal income tax assets, net	589	618
Other assets	378	125
Separate account assets	102,808	125,372
Total admitted assets	$161,408	$178,832

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$45,482	$42,499
Policyholders dividend accumulation	398	414
Asset valuation reserve	707	610
Payable for securities	323	113
Securities lending payable	232	171
Funds held under coinsurance	1,608	1,052
Other liabilities	1,253	1,131
Accrued transfers from separate accounts	(1,598)	(1,621)
Separate account liabilities	102,808	125,372
Total liabilities	$151,213	$169,741

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	2,308	1,998
Unassigned surplus	6,783	5,989
Total capital and surplus	$10,195	$9,091
Total liabilities, capital and surplus	$161,408	$178,832

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2022	2021	2020

Revenues
Premiums and annuity considerations	$14,535	$12,664	$10,637
Net investment income	2,019	2,231	2,107
Other revenues	2,346	2,455	2,372
Total revenues	$18,900	$17,350	$15,116

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,963	$16,884	$15,013
Increase in reserves for future policy benefits and claims	2,525	807	1,627
Net transfers from separate accounts	(1,635)	(3,002)	(3,544)
Commissions	810	858	646
Reserve adjustment on reinsurance assumed	(161)	(151)	(172)
Other expenses	564	469	480
Total benefits and expenses	$18,066	$15,865	$14,050

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$834	$1,485	$1,066
Federal income tax expense (benefit)	100	(9)	4

Income before net realized capital gains (losses) on investments	$734	$1,494	$1,062
Net realized capital gains (losses) on investments, net of federal income tax expense (benefit) of $3, $59 and $(26) in 2022, 2021 and 2020, respectively, and excluding $(103), $15 and $(4) of net realized capital (losses) gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	240	(683)	(575)
Net income	$974	$811	$487

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$1,998	$5,950	$9,052

Net income	-	-	-	974	974
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	(33)	(33)
Capital contribution from Nationwide Financial Services, Inc.	-	-	310	-	310
Other, net	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$2,308	$6,783	$10,195

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2022	2021	2020

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,545	$12,661	$10,648
Net investment income	2,064	2,404	2,034
Other revenue	3,178	2,367	2,664
Policy benefits and claims paid	(15,962)	(16,735)	(14,886)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,275)	(1,122)	(885)
Net transfers from separate accounts	1,658	2,871	3,620
Policyholders’ dividends paid	(30)	(36)	(38)
Federal income taxes (paid) recovered	(261)	121	121
Net cash provided by operating activities	$3,917	$2,531	$3,278

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,444	$6,953	$3,404
Stocks	19	127	37
Mortgage loans	1,139	1,053	640
Derivative assets	431	-	-
Other assets	641	279	905
Total investment proceeds	$5,674	$8,412	$4,986
Cost of investments acquired:
Bonds	$(6,024)	$(7,744)	$(5,527)
Stocks	(901)	(538)	(517)
Mortgage loans	(1,305)	(1,441)	(769)
Derivative assets	-	(589)	(580)
Other assets	(1,057)	(594)	(837)
Total investments acquired	$(9,287)	$(10,906)	$(8,230)
Net (increase) decrease in policy loans	(19)	(25)	15
Net cash used in investing activities	$(3,632)	$(2,519)	$(3,229)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$310	-	-
Dividend paid to Nationwide Financials Services, Inc.	-	(550)	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	391	517	160
Net change in short-term debt	-	-	(200)
Other cash (used) provided	(1)	196	(104)
Net cash provided by (used in) financing activities and miscellaneous	$700	$163	$(144)

Net increase (decrease) in cash, cash equivalents and short-term investments	$985	$175	$(95)
Cash, cash equivalents and short-term investments at beginning of year	636	461	556
Cash, cash equivalents and short-term investments at end of year	$1,621	$636	$461
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$349	$277	$799

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2022 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company (“JNL”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2022	2021	2020

Net Income
Statutory Net Income			OH	$974	$811	$487
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	(43)	9	-
Reserves for indexed annuities	51	4	OH	15	(20)	-
Tax impact	101	4	OH	6	3	-

NAIC SAP				$952	$803	$487

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2022	2021

Surplus
Statutory Capital and Surplus			OH	$10,195	$9,091
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	(30)	13
Reserves for indexed annuities	51	3,4	OH	(7)	(22)
Tax impact	101	2,4	OH	8	2
Subsidiary Valuation - NLAIC	51,86,101	2	OH	(232)	274
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	1,071	791
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(953)	(810)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,985	$9,272

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company sold $2.9 billion, $2.6 billion and $2.3 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2022, 2021 and 2020, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2039. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.7 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2022 and 2021.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, changes in capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2022 and 2021, and 49% and 50% of the number of life insurance policies in force in 2022 and 2021, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2022 and 2021.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 17, 2023, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	90	-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	2,069	-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$31,827	$29,815
Supplemental contracts with life contingencies, net	14	15
Deposit-type contracts	4,189	3,799
Subtotal	$36,030	$33,629
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$75,848	$96,412
Other contract deposit funds	16	20
Subtotal	$75,864	$96,432
Total annuity actuarial reserves and deposit fund liabilities, net	$111,894	$130,061

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Miscellaneous reserves	-	-	-	-	-	-
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Life Insurance, net	$9,569	$8,986
Accidental death benefits, net	1	1
Disability - active lives, net	14	13
Disability - disabled lives, net	52	51
Miscellaneous reserves, net	27	29
Subtotal	$9,663	$9,080
Separate accounts annual statement:
Life insurance[1]	$25,570	$27,788
Miscellaneous reserves	-	6
Subtotal	$25,570	$27,794
Total life actuarial reserves, net	$35,233	$36,874
1

In 2022, life insurance account value, cash value and reserve includes separate accounts with guarantees of $310 million for universal life. In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2022:

(in millions) Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	106
BEAM Insurance Administrators, LLC	61-1776148	Not Exclusive	Accident & health	C / CA / B / P / U	6
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	40
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
Maverick Health Solutions, LLC	87-3345548	Not Exclusive	Accident & health	B / C / CA / P	2
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	31
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	5
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	32
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	90
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	6
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	45
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	8
Total Direct Premiums Written and Produced					$415
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(4) Separate	Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$63,282	$-	$79,416	$-
Group annuities	13,743	-	18,091	-
Life insurance	25,688	-	27,865	-
Pension risk transfer group annuities	95	-	-	-
Total	$102,808	$-	$125,372	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$2,368	$146	$121,404	$123,918
Amortized cost	308	-	-	308
Total reserves[1]	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$2,368	$146	$-	$2,514
At fair value	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	308	-	9	317
Subtotal	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	88	88
Total reserves[1]	$2,676	$146	$121,404	$124,226

1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$7,757	$8,309	$5,809
Transfers from separate accounts	(8,860)	(10,860)	(8,921)
Net transfers from separate accounts	$(1,103)	$(2,551)	$(3,112)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(606)	(552)	(337)
Fees not included in general account transfers	47	68	(67)
Other miscellaneous adjustments not included in the general account balance	27	33	(28)
Net transfers as reported in the statutory statements of operations	$(1,635)	$(3,002)	$(3,544)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(5) Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680

December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517
1

Excludes affiliated common stocks with a carrying value of $3.4 billion and $2.7 billion as of December 31, 2022 and 2021, respectively. Affiliated common stocks include investment in NLAIC and JNF of $3.2 billion and $186 million as of December 31, 2022, respectively, and $2.6 billion and $186 million as of December 31, 2021, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$964	$959
Due after one year through five years	8,339	7,969
Due after five years through ten years	10,276	9,208
Due after ten years	13,927	11,980
Total bonds excluding loan-backed and structured securities	$33,506	$30,116
Loan-backed and structured securities	6,702	6,294
Total bonds	$40,208	$36,410

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Amortized cost:
Loans with non-specific reserves	$8,393	$8,219
Loans with specific reserves	8	9
Total amortized cost	$8,401	$8,228
Valuation allowance:
Non-specific reserves	$37	$42
Specific reserves	1	1
Total valuation allowance[1]	$38	$43
Mortgage loans, net of allowance	$8,363	$8,185

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2022, 2021, and 2020 were immaterial.

As of December 31, 2022 and 2021, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	78%	59%

1	Excludes $17 million and $87 million of commercial mortgage loans that were under development as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2022 were 11.0% and 2.9%, respectively, and for those originated or acquired during 2021 were 4.1% and 1.9%, respectively. As of December 31, 2022 and 2021, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2022 and 2021, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $611 million and $547 million as of December 31, 2022 and 2021, respectively. The Company held $232 million and $170 million of cash collateral on securities lending as of December 31, 2022 and 2021, respectively. As of December 31, 2022, the carrying value and fair value of reinvested collateral assets was $232 million. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. The fair value of bonds acquired with reinvested collateral assets was $236 million and $173 million as of December 31, 2022 and 2021, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $394 million and $388 million of non-cash collateral on securities lending as of December 31, 2022 and 2021, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Bonds	$1,511	$1,417	$1,419
Mortgage loans	334	358	339
Other invested assets	196	499	384
Policy loans	42	43	43
Derivative instruments[1]	19	31	25
Other	44	12	16
Gross investment income	$2,146	$2,360	$2,226
Investment expenses	(127)	(129)	(119)
Net investment income	$2,019	$2,231	$2,107
1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021 was immaterial.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2022	2021	2020
Gross gains on sales	$31	$106	$36
Gross losses on sales	(149)	(32)	(42)
Net realized (losses) gains on sales	$(118)	$74	$(6)
Net realized derivative gains (losses)[1]	284	(679)	(521)
Other-than-temporary impairments	(26)	(4)	(78)
Total net realized gains (losses)	$140	$(609)	$(605)
Tax expense (benefit) on net gains (losses)	3	59	(26)
Net realized capital gains (losses), net of tax	$137	$ (668)	$(579)
Less: Realized (losses) gains transferred to the IMR	(103)	15	(4)
Net realized capital gains (losses), net of tax and transfers to the IMR	$240	$(683)	$(575)
1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $894 million and $793 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, there were $207 million and $89 million of commitments to purchase private placement bonds, respectively. There were $291 million of outstanding commitments and no outstanding commitments to fund mortgage loans as of December 31, 2022 and 2021, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2022 and 2021, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2

December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2022 and 2021.

The derivative assets subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company received $178 million and $92 million of cash collateral and $20 million and $17 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. The derivative liabilities subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company posted immaterial cash collateral, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $236 million and $171 million as of December 31, 2022 and 2021, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized gains (losses) recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2022	2021	2020	2022	2021	2020
Options	$-	$-	$-	$-	$-	$(1)
Cross currency swaps	1	1	4	103	69	(102)
Futures	283	(680)	(525)	124	27	1
Total	$284	$(679)	$(521)	$227	$96	$(102)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	$61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	56
1	Preferred stock unaffiliated transfers into Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of SSAP No. 32R2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets:
Bonds[1]	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

December 31, 2021
Assets:
Bonds[1]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2022	2021	Change
Adjusted gross deferred tax assets	$852	$789	$63
Total deferred tax liabilities	(160)	(88)	(72)
Net deferred tax assets	$692	$701	$(9)
Less: Tax effect of unrealized gains			(37)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $1.4 billion and $1.3 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $9.5 billion and $8.4 billion as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,071% and 1,125% as of December 31, 2022 and 2021, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2022 and 2021.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2022	2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$132	$90	$42
Investments	89	128	(39)
Deferred acquisition costs	260	214	46
Policyholders’ dividends accumulation	4	4	-
Fixed assets	20	-	20
Compensation and benefits accrual	10	11	(1)
Receivables - nonadmitted	1	-	1
Tax credit carry-forward	294	299	(5)
Other	10	13	(3)
Subtotal	$820	$759	$61
Nonadmitted	(96)	(71)	(25)
Admitted ordinary deferred tax assets	$724	$688	$36
Capital:
Investments	32	30	2
Subtotal	$32	$30	$2
Nonadmitted	(7)	(12)	5
Admitted capital deferred tax assets	$25	$18	$7
Admitted deferred tax assets	$749	$706	$43
Deferred tax liabilities
Ordinary:
Investments	$(100)	$(12)	$(88)
Deferred and uncollected premium	(5)	(6)	1
Future policy benefits and claims	(32)	(38)	6
Other	(10)	(25)	15
Subtotal	$(147)	$(81)	$(66)
Capital:
Investments	(13)	(7)	(6)
Subtotal	$(13)	$(7)	$(6)
Deferred tax liabilities	$(160)	$(88)	$(72)
Net deferred tax assets	$589	$618	$(29)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Current income tax expense (benefit)	$103	$50	$(22)
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(50)	(41)
Total income tax expense (benefit) reported	$75	$-	$(63)
Income before income and capital gains taxes	$1,077	$861	$465
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$226	$181	$98
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(80)	(137)	(117)
Change in tax reserves	(9)	-	16
Tax credits	(58)	(47)	(48)
Loss carryback rate differential	-	-	(10)
Other	(4)	3	(2)
Total income tax expense (benefit) reported	$75	$-	$(63)

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in millions)	Amount	Origination	Expiration
Business credits	$27	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$29	2022	2042

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act - Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party of a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2022 and 2021.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2022 and 2021.

In 2021, the Company terminated its commercial paper program, which had a limit of $750 million.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2022 and 2021.

The amount of interest paid on short-term debt was immaterial in 2022, 2021 and 2020.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million and $25 million in membership stock as of December 31, 2022 and 2021, respectively. As part of the agreement, the Company purchased and held an additional $139 million and $118 million in activity stock as of December 31, 2022 and 2021, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.1 billion and $2.7 billion as of December 31, 2022 and 2021, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. As of February 27, 2023, the Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, an increase of $2.0 billion, shared between the Company and NLAIC.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2023 and expire February 2, 2024, allow the Company access to borrow up to $1.1 billion. As of December 31, 2022 and 2021, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 and $3.1 billion (1.7% of total admitted assets) as of December 31, 2021 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2022 12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

December 31, 2021 12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2022, 2021 and 2020 included premiums of $637 million, $607 million and $627 million, respectively, benefits and claims, net of third party reinsurance recoveries of $75 million, $8 million, and $23 million respectively, net investment earnings on funds withheld assets of $52 million, $40 million and $49 million, respectively, and an expense allowance for third party reinsurance premiums of $2 million, $1 million and $1 million, respectively. As of December 31, 2022 and 2021, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.6 billion and $1.1 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.5 billion and $954 million, respectively, and mortgage loans that had a carrying value of $95 million and $98 million, respectively. As of December 31, 2022 and 2021, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $253 million and $50 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $424 million and $204 million as of as of December 31, 2022 and December 31, 2021, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $287 million, $281 million and $281 million for the years ended December 31, 2022, 2021 and 2020, respectively, while benefits, claims and expenses ceded were $267 million, $257 million and $260 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2022, 2021 and 2020 and include premiums of $10 million, $10 million and $12 million, respectively, net investment income of $35 million, $42 million and $46 million, respectively, and benefits, claims and other expenses of $161 million, $147 million and $171 million, respectively. The reserve adjustment for 2022, 2021 and 2020 of $(161) million, $(151) million and $(172) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $859 million and $985 million as of December 31, 2022 and 2021, respectively, and amounts payable related to this agreement were $14 million and $8 million for the years ended December 31, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $35 million as of December 31, 2022 and 2021, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $8 million during 2022, 2021 and 2020, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $156 million and $155 million as of December 31, 2022 and 2021, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2022 and 2021 were $345 million and $382 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Scottish Re Group Limited (“SRG”), in Rehabilitation, and Security Life of Denver Life Insurance Company (“SLD”) as of December 31, 2022. Total reserve credits taken on these contracts as of December 31, 2022 and 2021 totaled $94 million and $96 million for each year, respectively, from SBL, $23 million and $25 million, respectively, from SRG, and $22 million and $21 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL and SRG, in Rehabilitation, have established trusts as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the year ended December 31, 2022, the Company was allocated costs from NMIC totaling $285 million. For the years ended 2021 and 2020, the Company was allocated costs from NMIC and NSC totaling $288 million and $281 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion and $3.8 billion as of December 31, 2022 and 2021, respectively. Total revenues from these contracts were $127 million, $121 million and $122 million for the years ended December 31, 2022, 2021 and 2020, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $87 million, $113 million and $115 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2022, 2021 and 2020, the Company was allocated costs from NMIC of $12 million, $12 million and $13 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $3 million, and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2022 and 2021, customer allocations to NFG funds totaled $63.0 billion and $76.8 billion, respectively. For the years ended December 31, 2022, 2021 and 2020, NFG paid the Company $242 million, $265 million and $229 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $509 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, amounts on deposit with NCMC were comprised of $883 million and $483 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2022, 2021 and 2020 was $112 million, $74 million and $69 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.6% to 4.9% and maturity dates ranging from June 2023 to July 2041. As of December 31, 2022 and 2021, the Company had mortgage loans outstanding of $338 million and $358 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2022 and 2021, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2022 and 2021, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2022, 2021 and 2020 were immaterial.

During 2022, the Company received capital contributions of $310 million from NFS. On March 15, 2023, the Company received an additional capital contribution of $30 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2022, 2021 and 2020, the Company paid capital contributions of $800 million, $400 million and $500 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2022 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2022, the Company made surplus contributions to Eagle. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively.

During 2022 and 2021 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million as of February 28, 2023. On March 1, 2023, the current $198 million balance was repaid and a replacement agreement was entered into with a draw amount of $198 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. On March 14, 2023, an additional draw of $25 million increased the outstanding balance to $223 million.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $140 million and $71 million as of December 31, 2022 and 2021, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were approximately $7 million as of December 31, 2022 and 2021.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2022 and 2020. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s statutory capital and surplus as of December 31, 2022, was $10.2 billion and statutory net income for 2022 was $974 million. As of January 1, 2023, the Company has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$1	$1	$1
	U.S. government and agencies	115	116	115
	Obligations of states and political subdivisions	3,604	3,244	3,604
	Foreign governments	279	251	279
	Public utilities	4,269	3,752	4,229
	All other corporate, mortgage-backed and asset-backed securities	32,082	29,046	31,980
	Total fixed maturity securities	$40,350	$36,410	$40,208
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	68	58	58
	Industrial, miscellaneous and all other	187	181	181
	Nonredeemable preferred stocks	33	32	31
	Total equity securities[1]	$288	$271	$270
	Mortgage loans[2]	8,402		8,363
	Short-term investments	1,621		1,621
	Policy loans	934		933
	Other long-term investments[3]	2,023		2,023
	Total invested assets	$53,618		$53,418
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $200 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2022
Life Insurance		$5,353			$415
Annuities		10,641			6,457
Retirement Solutions		21,818			4,398
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861
Total		$41,002			$10,637

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2022
Life Insurance	$261	$730		$105
Annuities	346	11,154		136
Retirement Solutions	860	5,895		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135
Total	$2,107	$17,286		$444
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2022, 2021 and 2020 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance[1]	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.